                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 76.3%  FIXED-RATE OBLIGATIONS                           533,618         533,618
 11.1%  VARIABLE-RATE OBLIGATIONS                         78,005          78,005
 12.0%  OTHER INVESTMENTS                                 83,925          83,925
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                695,548         695,548
  0.6%  OTHER ASSETS AND
        LIABILITIES                                                        4,193
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       699,741

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 76.3% OF NET ASSETS

BANK NOTES 1.4%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  5.30%, 11/10/06                                          2,000           2,000
  5.36%, 11/17/06                                          8,000           8,000
                                                                     -----------
                                                                          10,000
CERTIFICATES OF DEPOSIT 22.0%
--------------------------------------------------------------------------------
AMERICAN EXPRESS CENTURION BANK
  5.40%, 11/07/06                                          5,000           5,000
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
  5.15%, 10/04/06                                          3,000           3,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  5.53%, 02/27/07                                          6,000           5,985
BARCLAYS BANK PLC
  5.39%, 10/06/06                                          1,000           1,000
  5.45%, 10/17/06                                          1,000           1,000
  5.45%, 10/25/06                                         12,000          12,000
  4.26%, 04/05/07                                          5,000           5,000
BAYERISCHE HYPO- UND VEREINSBANK AG
  5.35%, 12/14/06                                          1,000           1,000
BNP PARIBAS
  5.09%, 10/03/06                                          1,000           1,000
  5.47%, 10/16/06                                          3,000           3,000
BNP PARIBAS (SAN FRANCISCO BRANCH)
  5.36%, 05/31/07                                          2,000           2,000
CALYON
  5.30%, 10/03/06                                          5,000           5,000
CANADIAN IMPERIAL BANK OF COMMERCE
  5.47%, 10/16/06                                          8,000           8,000
  5.55%, 12/04/06                                          1,000             999
CHARTER ONE BANK, N.A.
  5.48%, 10/17/06                                          5,000           5,000
CITIZENS BANK OF PENNSYLVANIA
  5.44%, 11/01/06                                          1,000           1,000
CREDIT SUISSE
  5.37%, 03/08/07                                          4,000           4,000
DEPFA BANK, PLC
  5.41%, 12/08/06                                          2,000           2,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                          5,000           5,000
  4.85%, 01/26/07                                          2,000           2,000
  5.01%, 02/09/07                                          1,000           1,000
  5.42%, 02/12/07                                          6,000           6,000
  5.25%, 03/20/07                                          5,000           4,996
FIRST TENNESSEE BANK, N.A.
  5.33%, 10/17/06                                          5,000           5,000
LANDESBANK BADEN-WURTTEMBERG
  5.49%, 12/20/06                                          6,000           6,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  5.57%, 01/08/07                                          3,000           3,000
MIZUHO CORPORATE BANK LTD.
  5.19%, 10/25/06                                          1,000           1,000
  5.36%, 12/15/06                                          1,000           1,000
  5.52%, 12/19/06                                          2,500           2,500
SAN PAOLO IMI SPA
  5.33%, 12/14/06                                          5,000           5,000
SOCIETE GENERALE
  5.51%, 12/19/06                                          3,000           3,000
SUMITOMO MITSUI BANKING CORP.
  5.31%, 10/04/06                                          5,000           5,000
TORONTO DOMINION BANK
  5.49%, 11/07/06                                          7,000           7,000
  5.34%, 12/01/06                                          1,000           1,000
UBS AG
  5.48%, 10/19/06                                          5,200           5,197
  5.31%, 11/08/06                                          4,000           4,000
UNICREDITO ITALIANO SPA
  5.49%, 11/07/06                                          1,000           1,000
  5.23%, 11/20/06                                          3,000           3,000
  5.53%, 12/27/06                                          1,000           1,000
  5.32%, 01/26/07                                          5,000           5,000
  5.42%, 02/28/07                                          2,000           2,000
UNION BANK OF CALIFORNIA
  5.35%, 11/29/06                                          4,000           4,000
WASHINGTON MUTUAL BANK
  5.22%, 11/15/06                                          4,000           4,000
                                                                     -----------
                                                                         153,677

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 51.4%
--------------------------------------------------------------------------------
AB SPINTAB
  5.35%, 11/15/06                                          3,000           2,980
  5.35%, 11/16/06                                          2,000           1,987
AMSTEL FUNDING CORP.
  5.48%, 10/12/06 (b)(c)                                   1,000             998
  5.45%, 10/20/06 (b)(c)                                   1,000             997
  5.47%, 10/20/06 (b)(c)                                   3,000           2,991
  5.31%, 03/28/07 (b)(c)                                   1,000             974
AMSTERDAM FUNDING CORP.
  5.29%, 10/11/06 (a)(b)(c)                                1,000             999
  5.34%, 10/13/06 (a)(b)(c)                                4,000           3,993
  5.31%, 11/07/06 (a)(b)(c)                                2,000           1,989
ANZ NATIONAL (IN'T) LTD.
  5.31%, 03/30/07 (a)                                      4,000           3,897
AQUINAS FUNDING, L.L.C.
  5.25%, 11/20/06 (a)(b)(c)                                2,000           1,986
  5.32%, 12/28/06 (a)(b)(c)                                1,500           1,481
ASAP FUNDING LTD.
  5.44%, 10/11/06 (a)(b)(c)                                3,000           2,996
  5.33%, 10/19/06 (a)(b)(c)                                1,000             997
ATLANTIC ASSET SECURITIZATION, L.L.C.
  5.48%, 10/10/06 (a)(b)(c)                                4,000           3,995
  5.31%, 11/03/06 (a)(b)(c)                                4,000           3,981
ATLANTIS ONE FUNDING CORP.
  5.11%, 10/04/06 (b)(c)                                   2,000           1,999
  5.32%, 10/30/06 (b)(c)                                   2,000           1,991
  5.23%, 11/13/06 (b)(c)                                   4,000           3,976
  5.36%, 01/10/07 (b)(c)                                   3,000           2,956
  5.30%, 02/02/07 (b)(c)                                   1,000             982
  5.41%, 02/16/07 (b)(c)                                   3,000           2,939
  5.38%, 03/16/07 (b)(c)                                   1,500           1,464
BANK OF AMERICA CORP.
  5.47%, 10/18/06                                          7,000           6,982
  5.35%, 11/16/06                                          2,000           1,987
BANK OF IRELAND
  5.34%, 11/20/06 (c)                                      5,000           4,963
BEAR STEARNS COMPANIES, INC.
  5.35%, 12/06/06                                          3,000           2,971
  5.34%, 01/17/07                                          1,000             984
  5.33%, 01/19/07                                          3,000           2,952
  5.37%, 03/09/07                                          1,000             977
BLUE SPICE, L.L.C.
  5.34%, 12/15/06 (a)(b)(c)(d)                             2,000           1,978
CANCARA ASSET SECURITISATION, L.L.C.
  5.48%, 10/06/06 (a)(b)(c)                                5,338           5,334
CC (USA), INC.
  5.34%, 11/20/06 (b)(c)                                   2,000           1,985
  5.25%, 11/22/06 (b)(c)                                   2,000           1,985
  5.37%, 03/09/07 (b)(c)                                   2,000           1,954
CHARIOT FUNDING, L.L.C.
  5.34%, 12/05/06 (a)(b)(c)                                4,000           3,962
CITIGROUP FUNDING, INC.
  5.47%, 10/05/06 (c)                                      2,000           1,999
  5.48%, 10/12/06 (c)                                      5,000           4,992
  5.29%, 10/13/06 (c)                                      6,000           5,989
  5.46%, 10/23/06 (c)                                      1,000             997
  5.31%, 11/08/06 (c)                                      1,000             994
  5.35%, 11/16/06 (c)                                      1,000             993
COBBLER FUNDING, L.L.C.
  5.38%, 11/10/06 (b)(c)                                   2,000           1,988
  5.35%, 12/11/06 (b)(c)                                   1,000             990
CONCORD MINUTEMEN CAPITAL CO., SERIES A
  5.48%, 10/13/06 (a)(b)(c)                                3,000           2,995
  5.45%, 11/02/06 (a)(b)(c)                                1,000             995
  5.32%, 01/22/07 (a)(b)(c)                                4,000           3,934
  5.43%, 02/14/07 (a)(b)(c)                                2,000           1,960
CREDIT SUISSE (USA), INC.
  5.49%, 11/06/06                                          1,000             995
CROWN POINT CAPITAL CO., L.L.C.
  5.48%, 10/11/06 (a)(b)(c)                                1,000             998
  5.48%, 10/17/06 (a)(b)(c)                                1,000             998
  5.30%, 10/20/06 (a)(b)(c)                                5,000           4,986
  5.41%, 11/07/06 (a)(b)(c)                                4,000           3,978
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
ISSUANCE TRUST
  5.32%, 10/03/06 (b)(c)                                   5,000           4,999
  5.29%, 10/06/06 (b)(c)                                   1,500           1,499
  5.45%, 11/03/06 (b)(c)                                   8,000           7,961
  5.34%, 11/08/06 (b)(c)                                   1,000             994
DNB NOR BANK ASA
  5.42%, 02/15/07                                          3,000           2,940
  5.42%, 02/21/07                                          4,000           3,916
DORADA FINANCE, INC.
  5.37%, 03/08/07 (b)(c)                                   2,000           1,954
  5.33%, 04/02/07 (b)(c)                                   1,000             974
DRESDNER U.S. FINANCE, INC.
  5.47%, 10/13/06                                          3,000           2,995
EDISON ASSET SECURITIZATION CORP., L.L.C.
  5.24%, 11/14/06 (a)(b)(c)                                1,322           1,314
  5.34%, 11/28/06 (a)(b)(c)                                4,000           3,966
FAIRWAY FINANCE CO., L.L.C.
  5.34%, 12/13/06 (a)(b)(c)                                5,000           4,947
  5.58%, 12/21/06 (a)(b)(c)                                2,000           1,976
FALCON ASSET SECURITIZATION CORP.
  5.31%, 11/13/06 (a)(b)(c)                                5,000           4,969
FIVE FINANCE, INC.
  5.35%, 11/15/06 (b)(c)                                   1,000             993
  5.35%, 11/27/06 (b)(c)                                   1,500           1,487
  5.31%, 03/29/07 (b)(c)                                   1,000             974
FORTIS BANQUE LUXEMBOURG
  5.35%, 11/29/06                                          1,000             991
GENERAL ELECTRIC CAPITAL CORP.
  5.35%, 11/28/06                                          1,000             992
  5.33%, 12/15/06                                          5,000           4,945
  5.57%, 04/20/07                                          3,000           2,910
  5.41%, 05/01/07                                          8,000           7,754
  5.38%, 05/25/07                                          7,000           6,763
GRAMPIAN FUNDING, L.L.C.
  5.53%, 12/18/06 (a)(b)(c)                                3,000           2,965
  5.32%, 03/28/07 (a)(b)(c)                                1,000             974
HBOS TREASURY SERVICES, PLC
  5.40%, 11/06/06 (a)                                      3,900           3,879
  5.41%, 11/10/06 (a)                                      4,000           3,976
HSBC U.S.A., INC.
  5.22%, 11/10/06                                          1,500           1,492
  5.22%, 11/13/06                                          2,000           1,988

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
IRISH LIFE & PERMANENT, PLC
  5.34%, 12/19/06 (c)                                      2,000           1,977
IXIS COMMERCIAL PAPER CORP.
  5.55%, 01/04/07 (b)(c)                                   1,000             986
  5.30%, 01/19/07 (b)(c)                                   5,000           4,920
K2 (USA), L.L.C.
  5.37%, 03/20/07 (b)(c)                                   2,000           1,951
KLIO FUNDING CORP.
  5.34%, 12/07/06 (b)(c)                                   3,000           2,971
KLIO III FUNDING CORP.
  5.33%, 12/15/06 (b)(c)                                   4,000           3,956
LEXINGTON PARKER CAPITAL CO., L.L.C.
  5.08%, 10/05/06 (a)(b)(c)                                2,000           1,999
  5.28%, 11/15/06 (a)(b)(c)                                4,000           3,974
MANE FUNDING CORP.
  5.45%, 10/23/06 (b)(c)                                   1,000             997
  5.34%, 11/16/06 (b)(c)                                   2,000           1,987
  5.34%, 12/12/06 (b)(c)                                   7,000           6,926
MERRILL LYNCH & CO., INC.
  5.36%, 06/15/07                                          6,000           5,779
MONT BLANC CAPITAL CORP.
  5.28%, 10/20/06 (a)(b)(c)                                1,000             997
NATIONWIDE BUILDING SOCIETY
  5.34%, 10/11/06                                          4,000           3,994
NIEUW AMSTERDAM RECEIVABLES CORP.
  5.48%, 10/06/06 (a)(b)(c)                                2,000           1,998
  5.48%, 10/10/06 (a)(b)(c)                                2,000           1,997
NORDEA NORTH AMERICA, INC.
  5.39%, 10/02/06 (c)                                      3,000           3,000
OLD LINE FUNDING, L.L.C.
  5.33%, 10/05/06 (a)(b)(c)                                3,000           2,998
PARK AVENUE RECEIVABLES CO., L.L.C.
  5.28%, 10/06/06 (a)(b)(c)                               11,000          10,992
PARK GRANADA, L.L.C.
  5.47%, 10/04/06 (b)(c)                                   4,000           3,998
PICAROS FUNDING, L.L.C.
  5.38%, 03/01/07 (a)(b)(c)                                2,000           1,956
PREFERRED RECEIVABLES FUNDING CORP.
  5.36%, 11/10/06 (b)(c)                                   6,000           5,965
SAN PAOLO IMI U.S. FINANCIAL CO.
  5.37%, 03/13/07 (a)                                      6,000           5,858
SCALDIS CAPITAL LTD.
  5.31%, 10/25/06 (a)(b)(c)                               11,000          10,961
  5.35%, 11/20/06 (a)(b)(c)                                2,000           1,985
SEDNA FINANCE, INC.
  5.42%, 11/09/06 (b)(c)                                   2,000           1,988
SHEFFIELD RECEIVABLES CORP.
  5.46%, 11/06/06 (a)(b)(c)                                1,000             995
SIGMA FINANCE, INC.
  5.41%, 11/07/06 (b)(c)                                   4,000           3,978
  5.25%, 11/20/06 (b)(c)                                   5,000           4,965
  5.34%, 12/01/06 (b)(c)                                   1,000             991
SKANDINAVISKA ENSKILDA BANKEN AB
  5.30%, 12/15/06                                          2,000           1,978
SOCIETE GENERALE NORTH AMERICA, INC.
  5.44%, 11/01/06 (a)                                      8,000           7,963
  5.25%, 11/20/06                                          1,000             993
STADSHYPOTEK DELAWARE, INC.
  5.34%, 11/21/06 (a)(c)                                   2,000           1,985
THUNDER BAY FUNDING, L.L.C.
  5.47%, 10/16/06 (a)(b)(c)                                2,753           2,747
UBS FINANCE (DELAWARE), INC.
  5.39%, 10/02/06 (a)                                      7,000           6,999
  5.33%, 10/16/06 (a)                                      2,000           1,996
  5.35%, 02/01/07 (a)                                      5,000           4,911
                                                                     -----------
                                                                         359,441
PROMISSORY NOTES 1.5%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 10/30/06 (d)                                     4,000           4,000
   5.18%, 12/19/06 (d)                                     2,500           2,500
   5.64%, 04/10/07 (d)                                     4,000           4,000
                                                                     -----------
                                                                          10,500
VARIABLE-RATE OBLIGATIONS 11.1% OF NET ASSETS

BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
  OF THE CITY OF MONTGOMERY, ALABAMA
  5.32%, 10/06/06 (a)                                      1,780           1,780
BNP PARIBAS
  5.28%, 10/02/06                                          5,000           4,999
  5.27%, 10/04/06                                          8,000           8,000
  5.27%, 10/10/06                                          5,000           5,000
CC (USA), INC.
  5.34%, 10/16/06 (b)(c)                                   6,000           6,001
CITY OF NEW BRITAIN, CONNECTICUT
  5.36%, 10/06/06 (a)                                      2,800           2,800
FIVE FINANCE, INC.
  5.29%, 10/16/06 (b)(c)                                   1,000           1,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
  5.30%, 10/02/06 (b)(c)                                   2,000           2,000
LOANSTAR ASSETS PARTNERS II, L.P.
  5.33%, 10/06/06 (a)                                      5,000           5,000
NEW YORK CITY IDA
  5.38%, 10/06/06 (a)                                        145             145
NORDEA BANK FINLAND, PLC
  5.27%, 10/02/06                                          2,000           2,000
PALM SPRINGS, CALIFORNIA
  5.32%, 10/06/06 (a)                                      8,000           8,000
ROYAL BANK OF CANADA
  5.26%, 10/03/06                                          9,000           8,999
ROYAL BANK OF SCOTLAND, PLC
  5.28%, 10/23/06                                          7,000           7,000
SIGMA FINANCE, INC.
  5.31%, 10/06/06 (b)(c)                                   1,000           1,000
  5.36%, 12/27/06 (b)(c)                                   3,000           3,000
SUMITOMO TRUST & BANKING CO.
  5.33%, 10/23/06                                          5,000           5,000
WACHOVIA ASSET SECURITIZATION ISSUANCE, L.L.C.
  5.32%, 10/25/06 (a)(b)(c)                                1,282           1,282

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
WHISTLEJACKET CAPITAL, L.L.C.
  5.29%, 10/20/06 (b)(c)                                   2,000           2,000
WHITE PINE FINANCE, L.L.C.
  5.29%, 10/20/06 (b)(c)                                   3,000           2,999
                                                                     -----------
                                                                          78,005

                                                 MATURITY AMOUNT        VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)
OTHER INVESTMENTS 12.0% OF NET ASSETS

REPURCHASE AGREEMENTS 12.0%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with a value of
  $7,140. 5.28%, issued 08/31/06,
  due 10/04/06                                             7,035           7,000
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with a value of
  $4,080. 5.28%, issued 09/07/06,
  due 10/06/06                                             4,017           4,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S.
  Government Securities with a value of
  $74,387. 5.37%, issued 09/29/06,
  due 10/02/06                                            72,958          72,925
                                                                     -----------
                                                                          83,925

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $695,548.

ISSUER                                               FACE AMOUNT      COST/VALUE
RATE, ACQUISITION DATE, MATURITY DATE                ($ X 1,000)     ($ X 1,000)
At 09/30/06, portfolio holdings included illiquid and/or restricted securities as follows:

BLUE SPICE, L.L.C.
  5.34%, 09/13/06, 12/15/06                                2,000           1,978

THE GOLDMAN SACHS GROUP, INC.
  4.98%, 02/03/06, 10/30/06                                4,000           4,000
  5.18%, 03/24/06, 12/19/06                                2,500           2,500
  5.64%, 07/14/06, 04/10/07                                4,000           4,000
                                                                     -----------
                                                                          10,500

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $265,999 or 38.0% of net assets.
(d) Illiquid and/or restricted security.

IDA -- Industrial development authority

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB INVESTOR MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 75.1%  FIXED-RATE OBLIGATIONS                           895,293        895,293
  9.6%  VARIABLE-RATE OBLIGATIONS                        114,574        114,574
 15.3%  OTHER INVESTMENTS                                182,762        182,762
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                              1,192,629      1,192,629
  0.0%  OTHER ASSETS AND LIABILITIES                                        (37)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,192,592

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 75.1% OF NET ASSETS

BANK NOTES 2.4%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  5.45%, 10/26/06                                         11,000          11,000
  5.35%, 11/16/06                                         12,000          12,000
  5.34%, 11/17/06                                          2,000           2,000
  5.51%, 01/24/07                                          4,000           4,000
                                                                     -----------
                                                                          29,000
CERTIFICATES OF DEPOSIT 17.2%
--------------------------------------------------------------------------------
BANK OF THE WEST
  5.31%, 01/24/07                                          3,000           3,000
BARCLAYS BANK PLC
  5.45%, 10/25/06                                          4,000           4,000
  5.37%, 11/21/06                                          3,000           3,000
  4.26%, 04/05/07                                          2,000           2,000
BAYERISCHE HYPO- UND VEREINSBANK AG
  5.35%, 12/14/06                                          1,000           1,000
BNP PARIBAS
  5.09%, 10/03/06                                          5,000           5,000
  5.39%, 12/13/06                                          4,000           3,997
BNP PARIBAS (SAN FRANCISCO BRANCH)
  5.51%, 12/19/06                                          3,000           3,000
  5.36%, 05/31/07                                          3,000           3,000
CALYON
  5.27%, 10/10/06                                         10,000          10,000
  5.31%, 01/29/07                                          2,000           2,000
CANADIAN IMPERIAL BANK OF COMMERCE
  5.41%, 10/12/06                                         14,000          14,000
CHARTER ONE BANK, N.A.
  5.48%, 10/17/06                                          5,000           5,000
CITIBANK, N.A.
  5.35%, 11/21/06                                         10,000          10,000
CITIZENS BANK OF PENNSYLVANIA
  5.44%, 11/01/06                                          5,000           5,000
CREDIT AGRICOLE S.A.
  5.36%, 01/11/07                                          2,000           2,000
  5.37%, 05/18/07                                          5,000           5,000
CREDIT SUISSE
  5.11%, 10/02/06                                          3,000           3,000
  5.31%, 11/13/06                                          9,000           9,000
  5.37%, 03/08/07                                          2,000           2,000
DEPFA BANK, PLC
  5.41%, 12/08/06                                          5,000           5,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                          3,000           3,000
  4.85%, 01/26/07                                          2,000           2,000
  5.01%, 02/09/07                                          1,000           1,000
  5.42%, 02/12/07                                         25,000          25,000
ING BANK N.V.
  5.40%, 02/20/07                                          5,000           5,000
LANDESBANK BADEN-WURTTEMBERG
  5.49%, 12/20/06                                          8,000           8,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  5.57%, 12/27/06                                          3,000           3,000
  5.58%, 01/22/07                                          7,000           7,000
MIZUHO CORP. BANK LTD.
  5.52%, 12/19/06                                          4,000           4,000
MIZUHO CORPORATE BANK LTD.
  5.38%, 11/13/06                                          1,000           1,000
  5.38%, 11/14/06                                          1,000           1,000
SOCIETE GENERALE
  5.35%, 11/29/06                                          3,000           3,000
  5.51%, 12/19/06                                          3,000           3,000
SUMITOMO MITSUI BANKING CORP.
  5.31%, 10/04/06                                          2,000           2,000
TORONTO DOMINION BANK
  5.49%, 11/07/06                                          2,000           2,000
  5.40%, 02/21/07                                          2,000           2,000
UNICREDITO ITALIANO SPA
  5.49%, 11/07/06                                          4,000           4,000
  5.48%, 12/19/06                                          3,000           3,000
  5.45%, 02/09/07                                          1,000           1,000
  5.38%, 03/13/07                                          8,000           8,000
  5.40%, 03/20/07                                          4,000           4,000
WASHINGTON MUTUAL BANK
  5.22%, 11/15/06                                          6,000           6,000
  5.50%, 02/01/07                                          2,000           2,000
WESTPAC BANKING CORP.
  5.35%, 11/27/06                                          4,500           4,500
                                                                     -----------
                                                                         204,497

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 55.1%
--------------------------------------------------------------------------------
AB SPINTAB
  5.32%, 11/20/06                                          3,900           3,871
ALLIANCE & LEICESTER, PLC
  5.34%, 12/11/06 (c)                                      4,500           4,453
ALLIED IRISH BANKS NORTH AMERICA, INC.
  5.38%, 02/28/07 (a)                                      3,000           2,934
AMSTEL FUNDING CORP.
  5.45%, 10/20/06 (b)(c)                                   3,261           3,252
  5.32%, 01/26/07 (b)(c)                                   1,500           1,475
  5.42%, 02/21/07 (b)(c)                                   6,000           5,874
  5.31%, 03/26/07 (b)(c)                                   6,000           5,848
AMSTERDAM FUNDING CORP.
  5.34%, 10/13/06 (a)(b)(c)                                3,000           2,995
  5.31%, 11/07/06 (c)                                     13,000          12,930
ANGLO IRISH BANK CORP., PLC
  5.32%, 11/13/06 (c)                                      1,000             994
ANZ (DELAWARE), INC.
  5.23%, 10/19/06 (a)                                      2,000           1,995
AQUINAS FUNDING, L.L.C.
  5.29%, 10/20/06 (a)(b)(c)                                1,000             997
  5.32%, 12/28/06 (a)(b)(c)                                5,205           5,138
ASAP FUNDING LTD.
  5.42%, 10/06/06 (a)(b)(c)                                3,000           2,998
  5.49%, 10/06/06 (a)(b)(c)                                4,000           3,997
ATLANTIC ASSET SECURITIZATION, L.L.C.
  5.30%, 10/16/06 (a)(b)(c)                                3,457           3,449
  5.31%, 11/03/06 (a)(b)(c)                                7,836           7,798
ATLANTIS ONE FUNDING CORP.
  5.44%, 10/27/06 (b)(c)                                   1,000             996
  5.18%, 11/02/06 (b)(c)                                   1,000             996
  5.49%, 11/08/06 (b)(c)                                   4,000           3,977
  5.51%, 12/20/06 (b)(c)                                   3,000           2,964
  5.58%, 01/03/07 (b)(c)                                   2,000           1,972
  5.45%, 02/07/07 (b)(c)                                   6,000           5,886
  5.37%, 03/05/07 (b)(c)                                   3,000           2,932
BANK OF AMERICA CORP.
  5.47%, 10/18/06                                         10,000           9,975
  5.29%, 10/27/06                                          8,000           7,970
  5.31%, 11/09/06                                          4,000           3,977
  5.35%, 11/29/06                                          5,000           4,957
  5.35%, 11/30/06                                          5,000           4,956
  5.50%, 12/18/06                                          3,000           2,965
BARCLAYS US FUNDING CORP.
  5.33%, 12/12/06 (a)                                      6,000           5,937
BEAR STEARNS COMPANIES, INC.
  5.31%, 12/22/06                                          9,000           8,893
  5.37%, 03/08/07                                          2,000           1,954
  5.37%, 03/16/07                                          2,000           1,952
  5.32%, 03/23/07                                          1,000             975
BETA FINANCE, INC.
  5.48%, 10/13/06 (b)(c)                                   4,000           3,993
BLUE SPICE, L.L.C.
  5.34%, 12/15/06 (a)(b)(c)(d)                             4,000           3,956
CANCARA ASSET SECURITISATION, L.L.C.
  5.48%, 10/06/06 (a)(b)(c)                                3,000           2,998
  5.29%, 10/12/06 (a)(b)(c)                                5,000           4,992
  5.33%, 01/26/07 (a)(b)(c)                                4,000           3,932
CC (USA), INC.
  5.47%, 10/04/06 (b)(c)                                   3,000           2,999
  5.35%, 11/17/06 (b)(c)                                   3,000           2,979
  5.37%, 03/09/07 (b)(c)                                   6,000           5,861
  5.38%, 03/22/07 (b)(c)                                   2,000           1,950
CHARIOT FUNDING, L.L.C.
  5.34%, 12/05/06 (a)(b)(c)                                2,000           1,981
CITIGROUP FUNDING, INC.
  5.47%, 10/05/06 (a)                                      2,000           1,999
  5.29%, 10/13/06 (a)                                      6,000           5,989
  5.46%, 10/23/06 (a)                                      2,000           1,993
  5.31%, 11/08/06 (a)                                      7,000           6,961
  5.35%, 11/16/06 (a)                                      2,000           1,987
CLIPPER RECEIVABLES CO., L.L.C.
  5.29%, 10/20/06 (a)(b)(c)                                9,000           8,975
  5.37%, 11/14/06 (a)(b)(c)                                5,000           4,968
COBBLER FUNDING L.L.C.
  5.38%, 11/10/06 (b)(c)                                   4,000           3,976
CONCORD MINUTEMEN CAPITAL CO., SERIES A
  5.48%, 10/13/06 (a)(b)(c)                                9,000           8,984
  5.45%, 11/02/06 (a)(b)(c)                                1,000             995
  5.43%, 02/14/07 (a)(b)(c)                                2,000           1,960
  5.42%, 02/20/07 (a)(b)(c)                                1,000             979
  5.38%, 03/19/07 (a)(b)(c)                               10,400          10,144
CREDIT SUISSE (USA), INC.
  5.49%, 11/06/06                                          2,000           1,989
CROWN POINT CAPITAL CO., L.L.C.
  5.49%, 10/11/06 (a)(b)(c)                                1,000             998
  5.48%, 10/17/06 (a)(b)(c)                                4,000           3,990
  5.37%, 11/09/06 (a)(b)(c)                                1,000             994
  5.32%, 01/17/07 (a)(b)(c)                               11,000          10,827
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
ISSUANCE TRUST
  5.48%, 10/19/06 (b)(c)                                   5,000           4,986
  5.45%, 11/03/06 (b)(c)                                   9,000           8,956
  5.31%, 11/07/06 (b)(c)                                   1,000             995
  5.34%, 11/08/06 (b)(c)                                   6,000           5,967
  5.35%, 11/14/06 (b)(c)                                   5,000           4,968
DANSKE CORP.
  5.23%, 10/23/06 (a)(c)                                   7,000           6,978
  5.45%, 12/08/06 (a)(c)                                   3,000           2,970
DEUTSCHE BANK FINANCIAL, L.L.C.
  4.95%, 11/10/06 (a)                                      3,000           2,984
DNB NOR BANK ASA
  5.25%, 11/01/06                                          1,000             996
  5.27%, 11/27/06                                          1,000             992
  5.46%, 02/08/07                                          1,000             981
  5.42%, 02/15/07                                          9,000           8,820
  5.37%, 03/19/07                                          1,000             975
DORADA FINANCE, INC.
  5.48%, 01/30/07 (b)(c)                                   4,000           3,928
  5.37%, 03/09/07 (b)(c)                                   1,000             977
DRESDNER U.S. FINANCE, INC.
  5.46%, 10/13/06                                          4,000           3,993
EDISON ASSET SECURITIZATION CORP., L.L.C.
  5.24%, 11/14/06 (a)(b)(c)                                4,000           3,975
FAIRWAY FINANCE CO., L.L.C.
  5.47%, 10/12/06 (a)(b)(c)                                7,000           6,988

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FALCON ASSET SECURITIZATION CORP.
  5.31%, 11/13/06 (a)(b)(c)                                6,000           5,962
FIVE FINANCE, INC.
  5.30%, 10/24/06 (b)(c)                                   1,000             997
  5.36%, 11/10/06 (b)(c)                                   3,000           2,982
  5.23%, 11/15/06 (b)(c)                                   1,000             994
  5.36%, 11/28/06 (b)(c)                                   1,000             991
FORENINGSSPARBANKEN AB (SWEDBANK)
  5.19%, 10/24/06                                          1,000             997
  5.29%, 10/27/06                                          6,000           5,977
FORTIS BANQUE LUXEMBOURG
  5.35%, 11/29/06                                          2,000           1,983
GALAXY FUNDING, INC.
  5.32%, 12/29/06 (b)(c)                                   6,000           5,922
GENERAL ELECTRIC CAPITAL CORP.
  4.95%, 11/07/06                                          2,000           1,990
  5.35%, 11/28/06                                          3,000           2,975
  5.41%, 05/01/07                                         14,000          13,570
  5.38%, 05/25/07                                          5,000           4,831
GRAMPIAN FUNDING, L.L.C.
  5.50%, 10/25/06 (a)(b)(c)                                3,129           3,118
  5.27%, 11/17/06 (a)(b)(c)                                1,000             993
  5.40%, 02/13/07 (a)(b)(c)                                1,000             980
  5.32%, 03/28/07 (a)(b)(c)                                6,000           5,846
HBOS TREASURY SERVICES, PLC
  5.44%, 11/01/06 (a)                                      4,000           3,982
  5.34%, 12/13/06 (a)                                      1,000             989
  5.31%, 03/26/07 (a)                                      4,000           3,899
  5.32%, 03/26/07 (a)                                      1,000             975
HSBC USA, INC.
  5.48%, 11/02/06                                          1,000             995
  5.22%, 11/10/06                                          4,500           4,475
IRISH LIFE & PERMANENT, PLC
  5.45%, 10/31/06 (c)                                      2,000           1,991
  5.51%, 12/14/06 (c)                                      2,000           1,978
IXIS COMMERCIAL PAPER CORP.
  5.48%, 10/03/06 (a)(c)                                   5,000           4,998
  5.55%, 01/04/07 (a)(c)                                   4,400           4,337
  5.30%, 01/19/07 (a)(c)                                   2,000           1,968
JUPITER SECURITIZATION CORP.
  5.29%, 10/24/06 (a)(b)(c)                                4,000           3,987
K2 (USA), L.L.C.
  5.46%, 10/16/06 (b)(c)                                   1,000             998
  5.35%, 11/27/06 (b)(c)                                   2,000           1,983
  5.36%, 11/27/06 (b)(c)                                   1,100           1,091
  5.57%, 01/16/07 (b)(c)                                   1,000             984
  5.31%, 03/26/07 (b)(c)                                   2,000           1,949
KLIO FUNDING CORP.
  5.34%, 12/07/06 (b)(c)                                   4,000           3,961
KLIO III FUNDING CORP.
  5.30%, 10/19/06 (b)(c)                                   4,200           4,189
LEXINGTON PARKER CAPITAL CO., L.L.C.
  5.46%, 10/11/06 (a)(b)(c)                                1,000             999
  5.28%, 11/15/06 (a)(b)(c)                                4,000           3,974
  5.36%, 01/09/07 (a)(b)(c)                                2,000           1,971
MANE FUNDING CORP.
  5.45%, 10/23/06 (b)(c)                                   2,675           2,666
  5.34%, 11/16/06 (b)(c)                                  10,000           9,933
  5.36%, 11/20/06 (b)(c)                                   2,242           2,226
  5.34%, 12/12/06 (b)(c)                                   2,000           1,979
MONT BLANC CAPITAL CORP.
  5.48%, 10/10/06 (a)(b)(c)                                5,000           4,993
  5.28%, 10/20/06 (a)(b)(c)                                2,000           1,994
NATIONWIDE BUILDING SOCIETY
  5.36%, 01/08/07                                          4,500           4,435
NIEUW AMSTERDAM RECEIVABLES CORP.
  5.46%, 10/16/06 (a)(b)(c)                                3,196           3,189
  5.30%, 10/27/06 (a)(b)(c)                                2,000           1,992
NORTHERN ROCK, PLC
  5.44%, 11/01/06                                          1,000             995
OLD LINE FUNDING, L.L.C.
  5.33%, 10/05/06 (a)(b)(c)                               12,000          11,993
PARK AVENUE RECEIVABLES CO., L.L.C.
  5.28%, 10/23/06 (a)(b)(c)                                2,000           1,994
PARK GRANADA, L.L.C.
  5.47%, 10/10/06 (b)(c)                                   4,000           3,995
  5.51%, 01/30/07 (b)(c)                                   1,000             982
PICAROS FUNDING, L.L.C.
  5.51%, 11/03/06 (a)(b)(c)                                5,000           4,975
  5.38%, 03/01/07 (a)(b)(c)                                3,000           2,934
PREFERRED RECEIVABLES FUNDING CORP.
  5.30%, 10/30/06 (b)(c)                                   1,000             996
  5.36%, 11/10/06 (b)(c)                                  14,000          13,918
SCALDIS CAPITAL LTD.
  5.38%, 11/15/06 (a)(b)(c)                                4,000           3,973
  5.38%, 03/01/07 (a)(b)(c)                               12,000          11,736
SEDNA FINANCE, INC.
  5.38%, 11/15/06 (b)(c)                                   3,000           2,980
SHEFFIELD RECEIVABLES CORP.
  5.46%, 11/06/06 (a)(b)(c)                                5,000           4,973
SIGMA FINANCE, INC.
  5.41%, 11/07/06 (b)(c)                                   2,000           1,989
  5.29%, 11/28/06 (b)(c)                                   8,000           7,934
  5.51%, 12/12/06 (b)(c)                                   1,000             989
  5.56%, 01/12/07 (b)(c)                                   5,000           4,923
  5.33%, 03/29/07 (b)(c)                                   1,000             974
  5.31%, 03/30/07 (b)(c)                                   1,000             974
SKANDINAVISKA ENSKILDA BANKEN
  5.55%, 01/22/07                                         10,000           9,831
  5.37%, 04/10/07                                          1,000             972
SOCIETE GENERALE NORTH AMERICA, INC.
  5.44%, 11/01/06 (a)                                      5,000           4,977
  5.23%, 11/13/06 (a)                                      6,000           5,964
  5.25%, 11/20/06 (a)                                      2,000           1,986
  5.36%, 05/15/07 (a)                                      2,000           1,935
STADSHYPOTEK DELAWARE, INC.
  5.35%, 11/27/06 (a)(c)                                   4,000           3,967
SVENSKA HANDELSBANKEN, INC.
  5.23%, 10/23/06 (a)                                      5,000           4,984
  5.31%, 01/02/07 (a)                                      4,000           3,946
THUNDER BAY FUNDING, L.L.C.
  5.47%, 10/16/06 (a)(b)(c)                                5,000           4,989
UBS FINANCE (DELAWARE), INC.
  5.39%, 10/02/06 (a)                                      5,000           4,999
  5.39%, 10/04/06 (a)                                     12,000          11,995

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
  5.39%, 10/05/06 (a)                                     13,000          12,992
  5.31%, 10/30/06 (a)                                      3,000           2,987
  5.35%, 02/01/07 (a)                                      6,000           5,893
WESTPAC BANKING CORP.
  5.27%, 11/22/06 (c)                                      2,000           1,985
WHISTLEJACKET CAPITAL, L.L.C.
  5.37%, 03/01/07 (b)(c)                                   1,000             978
WHITE PINE FINANCE, L.L.C.
  5.40%, 10/06/06 (b)(c)                                   1,000             999
  5.48%, 10/10/06 (b)(c)                                   3,000           2,996
  5.20%, 10/31/06 (b)(c)                                   1,000             996
                                                                     -----------
                                                                         656,796
PROMISSORY NOTES 0.4%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 10/30/06 (d)                                      5,000           5,000

VARIABLE-RATE OBLIGATIONS 9.6% OF NET ASSETS

BARCLAYS BANK, PLC
  5.29%, 10/05/06                                          5,000           5,000
  5.27%, 10/27/06                                         10,000           9,999
BNP PARIBAS
  5.28%, 10/02/06                                         11,000          10,998
  5.27%, 10/06/06                                          7,000           6,999
  5.27%, 10/10/06                                          5,000           5,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
  5.36%, 10/04/06 (a)                                      1,760           1,760
CC (USA), INC.
  5.34%, 10/16/06 (b)(c)                                   3,000           3,001
DEVELOPMENT AUTHORITY OF COLUMBUS, GA
  5.34%, 10/05/06 (c)                                      1,625           1,625
EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
  5.32%, 10/05/06 (a)                                      1,500           1,500
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
  5.28%, 10/02/06 (b)(c)                                   2,000           2,000
LINKS FINANCE, L.L.C.
  5.29%, 10/10/06 (b)(c)                                   4,000           4,000
  5.35%, 10/16/06 (b)(c)                                   1,000           1,000
LP PINEWOODS SPV, INC.
  5.33%, 10/05/06                                         15,000          15,000
NORDEA BANK FINLAND, PLC
  5.27%, 10/02/06                                          5,000           5,000
ROYAL BANK OF CANADA
  5.26%, 10/03/06                                          2,000           2,000
ROYAL BANK OF SCOTLAND, PLC
  5.27%, 10/16/06                                          8,000           7,998
  5.28%, 10/19/06                                          2,000           2,000
  5.28%, 10/23/06                                          2,000           2,000
SIGMA FINANCE, INC.
  5.33%, 10/16/06 (b)(c)                                   2,000           2,000
  5.36%, 12/26/06 (b)(c)                                   5,000           5,000
SUMITOMO TRUST & BANKING CO.
  5.33%, 10/16/06                                          3,000           3,000
  5.33%, 10/23/06                                          1,000           1,000
THE GOLDMAN SACHS GROUP, INC.
  5.36%, 04/02/07 (d)                                     10,000          10,000
VILLAGE OF STURTEVANT, WI
  5.41%, 10/05/06                                            695             695
WHISTLEJACKET CAPITAL, L.L.C.
  5.29%, 10/20/06 (b)(c)                                   1,000           1,000
WHITE PINE FINANCE, L.L.C.
  5.29%, 07/20/07 (b)(c)                                   5,000           4,999
                                                                     -----------
                                                                         114,574

                                                 MATURITY AMOUNT        VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)
OTHER INVESTMENTS 15.3% OF NET ASSETS

REPURCHASE AGREEMENTS 15.3%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $25,500
  5.28%, issued 08/31/06, due 10/04/06.
  5.28%, 10/04/06                                         25,125          25,000
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $6,120
  5.28%, issued 09/07/06, due 10/06/06.
  5.28%, 10/06/06                                          6,026           6,000
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $1,802
  5.37%, issued 09/29/06, due 10/02/06.
  5.37%, 10/02/06                                          1,763           1,762
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $153,001
  5.37%, issued 09/29/06, due 10/02/06.
  5.37%, 10/02/06                                        150,045         150,000
                                                                     -----------
                                                                         182,762

END OF INVESTMENTS.

At 09/30/06, the tax basis cost of the fund's investments was $1,192,629.

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT      COST/VALUE
RATE, ACQUISITION DATE, MATURITY DATE                ($ X 1,000)     ($ X 1,000)
At 09/30/06, portfolio holdings included illiquid and/or restricted securities as follows:
BLUE SPICE, L.L.C.
  5.34%, 09/13/06, 12/15/06                                4,000           3,956

THE GOLDMAN SACHS GROUP, INC.
  4.98%, 02/03/06, 10/30/06                                5,000           5,000
  5.36%, 07/05/06, 04/02/07                               10,000          10,000
                                                                     -----------
                                                                          15,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $450,922 or 37.8% of net assets.
(d) Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB U.S. TREASURY MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
104.9%   U.S. TREASURY OBLIGATIONS                  3,582,378         3,582,378
--------------------------------------------------------------------------------
104.9%   TOTAL INVESTMENTS                          3,582,378         3,582,378
(4.9)%   OTHER ASSETS AND
         LIABILITIES                                                   (166,672)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   3,415,706

ISSUER                                            FACE AMOUNT              VALUE
RATE, MATURITY DATE                               ($ X 1,000)        ($ X 1,000)
U.S. TREASURY OBLIGATIONS 104.9% OF NET ASSETS

TREASURY BILLS  87.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   4.79%, 10/05/06                                      1,910              1,909
   4.80%, 10/05/06                                     61,945             61,913
   5.02%, 10/05/06                                     50,000             49,972
   5.03%, 10/05/06                                     40,000             39,978
   5.03%, 10/05/06                                     40,000             39,978
   4.74%, 10/12/06                                     50,000             49,928
   4.81%, 10/12/06                                     40,000             39,943
   4.97%, 10/12/06                                     30,000             29,955
   4.99%, 10/12/06                                      5,275              5,267
   5.02%, 10/12/06                                      6,580              6,570
   5.03%, 10/12/06                                     40,000             39,939
   5.00%, 10/19/06                                     50,000             49,877
   5.00%, 10/19/06                                      9,065              9,043
   5.01%, 10/19/06                                     30,000             29,926
   5.02%, 10/19/06                                      5,015              5,002
   5.06%, 10/19/06                                    100,000             99,750
   5.00%, 10/26/06                                     23,245             23,165
   5.03%, 10/26/06                                     35,000             34,879
   5.04%, 10/26/06                                     40,000             39,862
   4.76%, 11/02/06                                     30,000             29,874
   4.77%, 11/02/06                                     50,000             49,789
   4.78%, 11/02/06                                     30,000             29,873
   4.93%, 11/02/06                                     50,000             49,786
   5.01%, 11/02/06                                     18,735             18,653
   5.03%, 11/02/06                                     20,960             20,867
   5.05%, 11/02/06                                     40,000             39,823
   4.75%, 11/09/06                                     45,000             44,770
   4.90%, 11/09/06                                     14,610             14,534
   4.91%, 11/09/06                                     40,000             39,792
   4.92%, 11/09/06                                     30,000             29,844
   5.02%, 11/09/06                                     25,000             24,866
   5.04%, 11/09/06                                     20,000             19,892
   5.05%, 11/09/06                                     40,000             39,784
   4.92%, 11/16/06                                     25,000             24,847
   4.95%, 11/16/06                                     25,000             24,846
   5.00%, 11/16/06                                     40,000             39,748
   5.04%, 11/16/06                                     50,000             49,682
   5.05%, 11/24/06                                     35,000             34,738
   4.93%, 11/30/06                                    100,000             99,198
   4.96%, 11/30/06                                     25,000             24,799
   4.97%, 11/30/06                                     30,000             29,758
   5.02%, 11/30/06                                    250,000            247,933
   4.84%, 12/07/06                                     14,390             14,262
   5.02%, 12/07/06                                     40,000             39,632
   5.03%, 12/07/06                                      8,250              8,174
   4.87%, 12/14/06                                     80,000             79,208
   5.01%, 12/14/06                                     30,000             29,699
   5.05%, 12/14/06                                     25,000             24,747
   5.15%, 12/14/06                                     11,600             11,480
   5.18%, 12/21/06                                     30,000             29,659
   4.84%, 12/28/06                                      8,105              8,010
   4.86%, 12/28/06                                    100,000             98,828
   5.20%, 12/28/06                                     25,000             24,690
   4.78%, 01/04/07                                     50,000             49,403
   4.79%, 01/04/07                                     50,000             49,402
   4.82%, 01/04/07                                      8,645              8,537
   4.83%, 01/04/07                                     90,000             88,868
   5.02%, 01/04/07                                     20,000             19,740
   5.05%, 01/04/07                                     50,000             49,347
   5.07%, 01/04/07                                     40,000             39,475
   5.13%, 01/11/07                                     20,000             19,716
   5.24%, 01/11/07                                     15,000             14,783
   4.86%, 01/18/07                                     33,725             33,237
   5.23%, 01/18/07                                     30,000             29,537
   4.93%, 02/01/07                                     30,000             29,503
   4.94%, 02/01/07                                     30,000             29,503
   5.08%, 02/01/07                                      5,625              5,530
   5.11%, 02/01/07                                     40,000             39,319
   5.15%, 02/01/07                                     40,000             39,315
   5.09%, 02/08/07                                     30,000             29,463
   5.13%, 02/08/07                                     20,000             19,639
   5.14%, 02/08/07                                     20,000             19,639
   4.88%, 02/15/07                                      9,365              9,194
   5.09%, 02/15/07                                     40,000             39,244
   5.13%, 02/15/07                                     20,000             19,620
   5.09%, 02/22/07                                     14,355             14,070
   5.10%, 02/22/07                                     25,000             24,503
   5.06%, 03/22/07                                     75,000             73,233
   4.96%, 03/29/07                                     40,000             39,038
   5.01%, 03/29/07                                     40,000             39,028
   4.94%, 04/05/07                                     50,000             48,782
                                                                     -----------
                                                                       2,973,609
TREASURY NOTES 17.8%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   2.50%, 09/30/06                                     90,000             89,993
   6.50%, 10/15/06                                     40,000             40,019
   2.63%, 11/15/06                                    100,420            100,114

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                            FACE AMOUNT              VALUE
RATE, MATURITY DATE                               ($ X 1,000)        ($ X 1,000)
   2.88%, 11/30/06                                    145,000            144,475
   3.38%, 02/28/07                                    235,820            234,168
                                                                     -----------
                                                                         608,769

END OF INVESTMENTS.

At 9/30/06, the cost of the fund's investments was $3,582,378.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 77.9%  FIXED-RATE OBLIGATIONS                      31,166,970       31,166,970
 11.5%  VARIABLE-RATE OBLIGATIONS                    4,590,645        4,590,645
 10.7%  OTHER INVESTMENTS                            4,285,452        4,285,452
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                           40,043,067       40,043,067
(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                    (58,537)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   39,984,530

ISSUER                                             FACE AMOUNT             VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)

FIXED-RATE OBLIGATIONS 77.9% OF NET ASSETS

BANK NOTES 2.3%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.33%, 10/13/06                                     185,000           185,000
   5.45%, 10/26/06                                     463,000           463,000
   5.30%, 11/10/06                                       4,000             4,000
   5.36%, 11/17/06                                     132,000           132,000
   5.57%, 01/12/07                                     147,000           147,000
                                                                     -----------
                                                                         931,000

CERTIFICATES OF DEPOSIT 21.1%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER
   5.31%, 01/02/07                                      92,000            92,000
AMERICAN EXPRESS CENTURION BANK
   5.40%, 11/07/06                                     100,000           100,000
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
   5.15%, 10/04/06                                      87,000            87,000
BANK OF THE WEST
   5.30%, 01/25/07                                      11,000            11,000
   5.46%, 02/15/07                                     100,000           100,000
   5.43%, 02/16/07                                      70,000            70,000
   5.42%, 02/22/07                                      21,000            21,000
BARCLAYS BANK PLC
   5.39%, 10/06/06                                       9,000             9,000
   5.45%, 10/25/06                                      20,000            20,000
   5.31%, 11/08/06                                      79,000            79,000
   5.37%, 11/21/06                                     140,000           140,000
BAYERISCHE HYPO-UND VEREINSBANK AG
   5.37%, 11/20/06                                     125,000           125,000
   5.35%, 12/14/06                                      32,000            32,000
BNP PARIBAS
   5.09%, 10/03/06                                     133,000           133,000
   5.47%, 10/16/06                                     110,000           110,000
   5.49%, 10/19/06                                      11,000            11,000
   5.26%, 11/02/06                                     120,000           119,990
   5.37%, 11/16/06                                      85,000            85,000
   5.34%, 11/28/06                                     135,000           135,000
BNP PARIBAS (SAN FRANCISCO BRANCH)
   5.51%, 12/19/06                                      10,000            10,000
   5.36%, 05/31/07                                      13,000            13,000
CALYON
   5.27%, 11/27/06                                      65,000            65,000
   5.31%, 01/29/07                                      36,000            36,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.41%, 10/12/06                                     120,000           120,000
   5.31%, 11/21/06                                     152,000           152,000
   5.55%, 01/08/07                                     182,000           182,000
CHARTER ONE BANK, N.A.
   5.48%, 10/17/06                                     135,000           135,000
CITIBANK, N.A.
   5.35%, 11/21/06                                      21,000            21,000
CITIZENS BANK OF MASSACHUSETTS
   5.40%, 11/09/06                                      50,000            50,002
CITIZENS BANK OF PENNSYLVANIA
   5.50%, 10/31/06                                     100,000           100,000
   5.44%, 11/01/06                                      47,000            47,000
CREDIT AGRICOLE S.A.
   5.36%, 01/11/07                                      10,000            10,000
   5.37%, 05/18/07                                     216,000           216,000
CREDIT SUISSE
   5.11%, 10/02/06                                     123,000           123,000
   5.23%, 11/13/06                                     110,000           110,000
   5.31%, 11/13/06                                     223,000           223,000
   5.37%, 03/08/07                                     229,000           229,000
   5.60%, 04/20/07                                      36,000            36,000
DEPFA BANK, PLC
   5.41%, 12/08/06                                     148,000           148,000
DEUTSCHE BANK, AG
   4.62%, 10/26/06                                     150,000           150,000
   4.85%, 01/26/07                                      80,000            80,000
   5.01%, 02/09/07                                      41,000            41,000
   5.42%, 02/12/07                                      69,000            69,000
DRESDNER BANK, AG
   5.34%, 12/21/06                                     141,000           141,000
FIRST TENNESSEE BANK, N.A.
   5.33%, 10/17/06                                      74,000            74,000
HBOS TREASURY SERVICES, PLC
   5.31%, 12/28/06 (a)                                  96,000            96,000
HSH NORDBANK, AG
   5.35%, 12/15/06                                     100,000           100,000
ING BANK N.V.
   5.40%, 02/20/07                                     107,000           107,000
LANDESBANK BADEN-WURTTEMBERG
   5.49%, 12/20/06                                     155,000           155,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT             VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)
   5.31%, 12/28/06                                     243,000           243,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.18%, 10/13/06                                      50,000            50,000
   5.20%, 10/19/06                                      50,000            50,000
   5.19%, 10/27/06                                      60,000            60,000
   5.27%, 11/20/06                                      50,000            50,000
   5.29%, 11/27/06                                      48,000            48,000
   5.50%, 12/19/06                                      15,000            15,000
   5.57%, 01/08/07                                      60,000            60,000
MIZUHO CORPORATE BANK LTD.
   5.19%, 10/25/06                                      90,000            90,000
   5.38%, 11/13/06                                     110,000           110,000
   5.36%, 12/15/06                                      80,000            80,000
   5.52%, 12/19/06                                      22,000            22,000
   5.57%, 01/08/07                                      17,000            17,000
   5.47%, 02/09/07                                      70,000            70,000
SAN PAOLO IMI SPA
   5.33%, 12/14/06                                      92,000            92,000
SOCIETE GENERALE
   5.42%, 10/13/06                                     100,000           100,000
   5.35%, 11/29/06                                      62,000            62,000
   5.41%, 12/08/06                                      79,000            79,000
   5.51%, 12/19/06                                     260,000           260,000
SUMITOMO TRUST & BANKING CO.
   5.13%, 10/05/06                                     113,000           113,000
   5.35%, 12/05/06                                      10,000            10,000
   5.56%, 01/18/07                                      11,000            11,000
   5.44%, 02/12/07                                      10,000            10,000
TORONTO DOMINION BANK
   5.11%, 10/05/06                                     300,000           300,000
   5.34%, 12/01/06                                      33,000            33,000
   5.30%, 01/29/07                                      29,000            29,000
   5.54%, 01/29/07                                      35,000            35,000
   5.40%, 02/21/07                                      60,000            60,000
   5.60%, 04/20/07                                      21,000            21,000
UBS AG
   5.49%, 10/23/06                                     314,000           314,000
   5.31%, 11/08/06                                     195,000           195,000
UNICREDITO ITALIANO SPA
   5.49%, 11/07/06                                      45,000            45,000
   5.23%, 11/17/06                                      32,000            32,000
   5.23%, 11/20/06                                      38,000            38,000
   5.31%, 11/20/06                                     120,000           120,004
   5.48%, 12/19/06                                      46,000            46,000
   5.34%, 12/19/06                                      50,000            50,000
   5.32%, 01/26/07                                      27,000            27,000
   5.45%, 02/09/07                                      16,000            16,000
   5.42%, 02/23/07                                       9,000             9,000
   5.38%, 03/05/07                                      68,000            68,000
   5.38%, 03/13/07                                     114,000           114,000
   5.40%, 03/20/07                                      32,000            32,000
UNION BANK OF CALIFORNIA
   5.35%, 11/29/06                                     122,000           122,000
   5.34%, 12/05/06                                      48,000            48,000
   5.33%, 12/20/06                                      68,000            68,000
US BANK, N.A.
   5.30%, 03/28/07                                      81,000            81,000
WASHINGTON MUTUAL BANK
   5.44%, 10/24/06                                      50,000            50,000
   5.22%, 11/15/06                                     228,000           228,000
   5.37%, 12/04/06                                      15,000            14,998
WILMINGTON TRUST CO.
   5.19%, 10/13/06                                      32,000            32,000
                                                                     -----------
                                                                       8,448,994

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 53.2%
--------------------------------------------------------------------------------
AB SPINTAB
   5.32%, 10/11/06                                      98,000            97,857
   5.35%, 11/15/06                                      73,000            72,518
   5.35%, 11/16/06                                      46,000            45,690
ALLIANCE & LEICESTER
   5.49%, 11/06/06 (c)                                   3,000             2,984
   5.34%, 12/01/06 (c)                                  65,000            64,420
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.38%, 02/28/07 (a)                                  65,000            63,581
AMSTEL FUNDING CORP.
   5.48%, 10/12/06 (b)(c)                               19,000            18,969
   5.47%, 10/20/06 (b)(c)                               65,000            64,815
   5.45%, 10/20/06 (b)(c)                               38,000            37,892
   5.46%, 10/24/06 (b)(c)                              150,000           149,484
   5.45%, 11/03/06 (b)(c)                                7,000             6,966
   5.37%, 11/15/06 (b)(c)                               10,062             9,995
   5.32%, 01/26/07 (b)(c)                               68,000            66,844
   5.41%, 02/16/07 (b)(c)                              136,099           133,350
   5.41%, 02/21/07 (b)(c)                               14,000            13,707
   5.42%, 02/21/07 (b)(c)                               74,000            72,449
   5.38%, 03/23/07 (b)(c)                                7,000             6,824
AMSTERDAM FUNDING CORP.
   5.31%, 10/04/06 (a)(b)(c)                            49,844            49,822
   5.31%, 11/07/06 (a)(b)(c)                            50,000            49,730
   5.34%, 11/08/06 (a)(b)(c)                            18,000            17,900
   5.32%, 03/23/07 (a)(b)(c)                            50,000            48,755
ANGLO IRISH BANK
   5.33%, 10/30/06 (c)                                  15,000            14,936
   5.44%, 11/03/06 (c)                                  27,000            26,867
ANZ NATIONAL (IN'T) LTD.
   5.31%, 03/30/07 (a)                                  16,955            16,517
AQUINAS FUNDING, L.L.C.
   5.33%, 10/18/06 (a)(b)(c)                             8,530             8,509
   5.45%, 10/19/06 (a)(b)(c)                            34,102            34,010
   5.32%, 11/21/06 (a)(b)(c)                            50,469            50,092
   5.34%, 12/13/06 (a)(b)(c)                            55,752            55,156
   5.34%, 12/20/06 (a)(b)(c)                            55,750            55,097
   5.33%, 12/27/06 (a)(b)(c)                             6,000             5,924
   5.58%, 01/05/07 (a)(b)(c)                            10,574            10,421
   5.56%, 01/16/07 (a)(b)(c)                             8,000             7,872
ASAP FUNDING LTD.
   5.43%, 10/02/06 (a)(b)(c)                            78,800            78,788
   5.48%, 10/03/06 (a)(b)(c)                             5,500             5,498
   5.49%, 10/06/06 (a)(b)(c)                            86,000            85,935
   5.44%, 10/11/06 (a)(b)(c)                            56,000            55,916
   5.48%, 10/13/06 (a)(b)(c)                            17,000            16,969
   5.33%, 10/19/06 (a)(b)(c)                             5,000             4,987
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.48%, 10/10/06 (a)(b)(c)                            33,627            33,582
   5.30%, 10/16/06 (a)(b)(c)                            40,000            39,912
   5.30%, 10/17/06 (a)(b)(c)                            45,000            44,895
   5.32%, 11/14/06 (a)(b)(c)                            13,318            13,232
   5.32%, 11/15/06 (a)(b)(c)                            54,499            54,140
   5.34%, 12/18/06 (a)(b)(c)                           128,551           127,083

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT             VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)
   5.34%, 12/21/06 (a)(b)(c)                             6,084             6,012
ATLANTIS ONE FUNDING CORP.
   5.41%, 10/02/06 (b)(c)                               10,000             9,999
   5.48%, 10/24/06 (b)(c)                               14,000            13,952
   5.46%, 10/25/06 (b)(c)                              105,000           104,623
   5.21%, 10/27/06 (b)(c)                               55,000            54,799
   5.32%, 10/30/06 (b)(c)                                7,000             6,970
   5.25%, 11/20/06 (b)(c)                              150,000           148,935
   5.31%, 11/21/06 (b)(c)                              100,000            99,254
   5.27%, 11/27/06 (b)(c)                               66,808            66,265
   5.32%, 11/29/06 (b)(c)                              100,000            99,137
   5.50%, 12/18/06 (b)(c)                              129,000           127,506
   5.55%, 01/02/07 (b)(c)                               65,000            64,093
   5.36%, 01/10/07 (b)(c)                               67,500            66,504
   5.56%, 01/12/07 (b)(c)                                9,000             8,861
   5.30%, 02/02/07 (b)(c)                               49,000            48,140
   5.45%, 02/07/07 (b)(c)                                9,000             8,829
   5.41%, 02/16/07 (b)(c)                               19,000            18,616
   5.42%, 02/21/07 (b)(c)                                4,000             3,916
   5.37%, 03/07/07 (b)(c)                               10,000             9,772
   5.38%, 03/16/07 (b)(c)                               18,500            18,053
   5.37%, 04/09/07 (b)(c)                                2,000             1,945
BANK OF AMERICA CORP.
   5.47%, 10/18/06                                     304,000           303,226
   5.31%, 11/09/06                                     250,000           248,575
   5.35%, 11/16/06                                      39,000            38,737
   5.27%, 11/28/06                                     100,000            99,174
   5.35%, 11/29/06                                     217,000           215,124
   5.50%, 12/18/06                                      14,000            13,838
   5.33%, 12/20/06                                      58,000            57,322
   5.31%, 12/27/06                                      61,000            60,228
   5.58%, 01/12/07                                      86,000            84,666
   5.31%, 03/19/07                                     214,000           208,796
BANK OF IRELAND
   5.17%, 11/01/06 (c)                                   5,651             5,626
   5.34%, 11/20/06 (c)                                  45,000            44,671
   5.39%, 01/30/07 (c)                                 144,000           141,449
BANK OF NOVA SCOTIA
   5.31%, 11/20/06                                      32,000            31,766
BARCLAYS U S FUNDING CORP.
   5.31%, 11/20/06 (a)                                   4,000             3,971
   5.33%, 12/12/06 (a)                                  40,000            39,579
BARTON CAPITAL CORP.
   5.31%, 11/09/06 (a)(b)(c)                           109,000           108,379
BEAR STEARNS COMPANIES, INC.
   5.11%, 10/03/06                                      75,000            74,979
   5.41%, 10/06/06                                      10,000             9,993
   5.51%, 12/13/06                                      13,000            12,858
   5.33%, 12/19/06                                     112,000           110,707
   5.34%, 01/17/07                                      74,000            72,835
   5.33%, 01/19/07                                       7,000             6,888
   5.47%, 02/02/07                                       5,000             4,908
   5.37%, 03/08/07                                     152,000           148,511
   5.38%, 03/09/07                                      20,000            19,537
BETA FINANCE, INC.
   5.41%, 10/03/06 (b)(c)                               13,000            12,996
   5.32%, 01/29/07 (b)(c)                               29,000            28,495
   5.42%, 02/26/07 (b)(c)                               40,000            39,133
BLUE SPICE, L.L.C.
   5.17%, 10/25/06 (a)(b)(c)(d)                        140,000           139,530
   5.34%, 12/15/06 (a)(b)(c)(d)                         11,000            10,879
CANCARA ASSET SECURITISATION, L.L.C.
   5.48%, 10/06/06 (a)(b)(c)                            12,000            11,991
   5.29%, 10/12/06 (a)(b)(c)                           128,135           127,929
   5.31%, 10/17/06 (a)(b)(c)                            25,197            25,138
   5.48%, 10/18/06 (a)(b)(c)                            24,201            24,139
   5.46%, 10/26/06 (a)(b)(c)                            46,946            46,770
   5.37%, 11/14/06 (a)(b)(c)                            33,692            33,474
   5.35%, 11/27/06 (a)(b)(c)                            60,000            59,499
   5.33%, 01/26/07 (a)(b)(c)                            80,344            78,978
CBA (DELAWARE) FINANCE, INC.
   5.33%, 12/15/06 (a)                                 161,000           159,237
CC (USA), INC.
   5.30%, 10/03/06 (b)(c)                               48,500            48,486
   5.47%, 10/04/06 (b)(c)                               20,000            19,991
   5.41%, 10/05/06 (b)(c)                               60,000            59,964
   5.17%, 10/25/06 (b)(c)                               50,000            49,832
   5.45%, 11/06/06 (b)(c)                               35,000            34,812
   5.32%, 11/10/06 (b)(c)                               55,142            54,819
   5.55%, 01/18/07 (b)(c)                                4,000             3,935
   5.35%, 01/22/07 (b)(c)                               60,000            59,011
   5.37%, 03/09/07 (b)(c)                               75,000            73,268
   5.31%, 03/29/07 (b)(c)                               83,000            80,866
CHARIOT FUNDING, L.L.C.
   5.45%, 10/16/06 (a)(b)(c)                            18,684            18,642
CITIGROUP FUNDING, INC.
   5.32%, 10/12/06 (a)                                 107,000           106,828
   5.46%, 10/23/06 (a)                                  82,000            81,730
   5.46%, 10/30/06 (a)                                  23,000            22,900
   5.31%, 11/08/06 (a)                                  83,000            82,539
   5.31%, 11/10/06 (a)                                  79,000            78,538
   5.31%, 11/14/06 (a)                                  40,000            39,743
   5.35%, 11/16/06 (a)                                  97,000            96,346
   5.33%, 11/29/06 (a)                                  50,000            49,569
   5.34%, 12/13/06 (a)                                  49,000            48,477
   5.57%, 01/08/07 (a)                                  50,000            49,255
   5.59%, 04/12/07 (a)                                  34,000            33,021
CLIPPER RECEIVABLES CO., L.L.C.
   5.30%, 10/04/06 (a)(b)(c)                            73,281            73,249
   5.32%, 10/31/06 (a)(b)(c)                            45,000            44,802
   5.37%, 11/14/06 (a)(b)(c)                           100,000            99,353
COBBLER FUNDING, L.L.C.
   5.36%, 12/15/06 (b)(c)                               50,000            49,449
   5.35%, 12/22/06 (b)(c)                               38,589            38,125
   5.34%, 12/28/06 (b)(c)                               80,484            79,447
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.41%, 10/06/06 (a)(b)(c)                            19,000            18,986
   5.49%, 10/11/06 (a)(b)(c)                            50,000            49,925
   5.48%, 10/13/06 (a)(b)(c)                           142,210           141,954
   5.46%, 10/18/06 (a)(b)(c)                            20,000            19,949
   5.50%, 10/19/06 (a)(b)(c)                             9,000             8,976
   5.29%, 10/20/06 (a)(b)(c)                           200,889           200,330
   5.27%, 11/20/06 (a)(b)(c)                            27,000            26,808
   5.35%, 11/21/06 (a)(b)(c)                            35,159            34,896
   5.36%, 01/08/07 (a)(b)(c)                            32,000            31,537
   5.35%, 01/17/07 (a)(b)(c)                            25,790            25,383

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT             VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)
   5.43%, 02/14/07 (a)(b)(c)                            74,000            72,524
   5.42%, 02/20/07 (a)(b)(c)                             8,000             7,834
   5.42%, 02/20/07 (a)(b)(c)                             8,000             7,833
CREDIT SUISSE (USA), INC.
   5.49%, 11/06/06                                      60,000            59,677
CROWN POINT CAPITAL CO., L.L.C.
   5.48%, 10/11/06 (a)(b)(c)                            72,000            71,892
   5.49%, 10/11/06 (a)(b)(c)                            56,000            55,916
   5.29%, 10/12/06 (a)(b)(c)                            11,092            11,074
   5.48%, 10/17/06 (a)(b)(c)                           113,000           112,729
   5.20%, 10/20/06 (a)(b)(c)                            65,000            64,826
   5.41%, 11/07/06 (a)(b)(c)                           115,000           114,369
   5.37%, 11/09/06 (a)(b)(c)                            24,000            23,862
   5.36%, 01/12/07 (a)(b)(c)                            37,000            36,442
   5.35%, 01/17/07 (a)(b)(c)                            48,000            47,243
   5.32%, 01/17/07 (a)(b)(c)                            10,000             9,843
   5.38%, 03/12/07 (a)(b)(c)                             7,000             6,835
DAKOTA CP NOTES OF CITIBANK CREDIT
CARD ISSUANCE TRUST
   5.47%, 10/02/06 (b)(c)                              110,000           109,984
   5.41%, 10/03/06 (b)(c)                              190,000           189,943
   5.41%, 10/06/06 (b)(c)                               65,000            64,952
   5.29%, 10/06/06 (b)(c)                               39,000            38,971
   5.45%, 10/18/06 (b)(c)                               60,000            59,848
   5.48%, 10/19/06 (b)(c)                               78,000            77,789
   5.45%, 10/20/06 (b)(c)                               46,000            45,869
   5.46%, 10/20/06 (b)(c)                               50,000            49,858
   5.31%, 11/07/06 (b)(c)                               49,000            48,735
   5.34%, 11/08/06 (b)(c)                               58,000            57,677
DANSKE CORP.
   5.48%, 10/26/06 (a)(c)                               20,000            19,925
   5.17%, 10/31/06 (a)(c)                               36,000            35,849
   5.28%, 12/04/06 (a)(c)                               25,000            24,772
   5.45%, 12/08/06 (a)(c)                              157,000           155,413
DEPFA BANK, PLC
   5.33%, 12/15/06 (c)                                  12,000            11,869
DNB NOR BANK ASA
   5.27%, 11/27/06                                       3,000             2,976
   5.46%, 02/08/07                                     145,000           142,217
   5.37%, 03/05/07                                       7,000             6,842
DORADA FINANCE, INC.
   5.37%, 11/14/06 (b)(c)                               45,000            44,709
   5.55%, 01/29/07 (b)(c)                               87,000            85,437
   5.37%, 03/09/07 (b)(c)                               17,000            16,607
   5.32%, 03/26/07 (b)(c)                               19,000            18,519
   5.33%, 04/02/07 (b)(c)                                6,000             5,842
DRESDNER U.S. FINANCE, INC.
   5.47%, 10/13/06                                     167,000           166,700
   5.34%, 12/15/06                                       9,000             8,901
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.33%, 11/28/06 (a)(b)(c)                            48,000            47,598
FAIRWAY FINANCE CO., L.L.C.
   5.34%, 11/17/06 (a)(b)(c)                            25,344            25,170
   5.34%, 12/13/06 (a)(b)(c)                            21,269            21,042
   5.34%, 12/18/06 (a)(b)(c)                            76,489            75,616
   5.33%, 12/20/06 (a)(b)(c)                            20,000            19,766
FALCON ASSET SECURITIZATION CORP.
   5.30%, 10/23/06 (a)(b)(c)                            40,782            40,651
   5.31%, 10/25/06 (a)(b)(c)                            30,000            29,895
   5.31%, 11/13/06 (a)(b)(c)                            24,561            24,407
   5.57%, 01/10/07 (a)(b)(c)                            52,535            51,736
FIVE FINANCE, INC.
   5.47%, 10/10/06 (b)(c)                                4,000             3,995
   5.17%, 10/26/06 (b)(c)                               35,000            34,878
   5.36%, 11/10/06 (b)(c)                                9,000             8,947
   5.37%, 11/15/06 (b)(c)                               38,000            37,748
   5.23%, 11/15/06 (b)(c)                                4,000             3,975
   5.35%, 11/15/06 (b)(c)                               19,900            19,769
   5.32%, 11/16/06 (b)(c)                                6,000             5,960
   5.34%, 11/17/06 (b)(c)                               28,000            27,807
   5.42%, 02/21/07 (b)(c)                               47,000            46,016
   5.37%, 03/23/07 (b)(c)                               17,000            16,573
FORENINGSSPARBANKEN AB (SWEDBANK), INC.
   5.31%, 01/22/07                                     141,000           138,690
FORTIS BANQUE LUXEMBOURG
   5.35%, 11/29/06                                      72,000            71,378
GALAXY FUNDING, INC.
   5.33%, 10/10/06 (b)(c)                               44,600            44,541
   5.34%, 11/16/06 (b)(c)                               95,000            94,360
GENERAL ELECTRIC CAPITAL CORP.
   5.37%, 10/02/06                                     270,000           269,960
   5.35%, 11/27/06                                      46,000            45,616
   5.35%, 11/28/06                                     293,000           290,512
   5.56%, 01/08/07                                     163,000           160,575
   5.29%, 02/02/07                                      44,000            43,229
   5.57%, 04/20/07                                     167,000           162,012
   5.41%, 05/01/07                                     456,000           441,996
GENERAL ELECTRIC CAPTIAL SERVICES
   5.22%, 11/07/06                                     100,000            99,478
   5.34%, 11/20/06                                      15,000            14,890
   5.35%, 11/27/06                                     132,000           130,899
   5.33%, 12/15/06                                     144,000           142,422
GRAMPIAN FUNDING, L.L.C.
   5.50%, 10/25/06 (a)(b)(c)                             6,000             5,978
   5.28%, 11/17/06 (a)(b)(c)                            59,000            58,603
   5.50%, 12/13/06 (a)(b)(c)                            14,000            13,848
   5.40%, 02/13/07 (a)(b)(c)                            15,000            14,704
   5.41%, 02/20/07 (a)(b)(c)                            30,000            29,376
   5.37%, 03/20/07 (a)(b)(c)                            70,000            68,271
   5.32%, 03/28/07 (a)(b)(c)                           135,000           131,542
HBOS TREASURY SERVICES, PLC
   5.44%, 11/01/06 (a)                                  20,000            19,908
   5.40%, 11/10/06 (a)                                 150,000           149,113
   5.41%, 11/10/06 (a)                                  39,000            38,769
   5.35%, 11/28/06 (a)                                  30,000            29,745
   5.34%, 12/13/06 (a)                                  45,000            44,520
   5.32%, 03/26/07 (a)                                   9,000             8,772
HSBC U.S.A., INC.
   5.48%, 11/02/06                                      15,000            14,928
   5.22%, 11/10/06                                      86,000            85,514
   5.22%, 11/13/06                                      33,000            32,800
   5.58%, 12/28/06                                      70,000            69,072
ING (U.S.) FUNDING, L.L.C.
   5.35%, 02/01/07 (a)                                  34,000            33,392
   5.36%, 02/01/07 (a)                                  54,000            53,033
IRISH LIFE & PERMANENT, PLC
   5.45%, 10/16/06 (c)                                  40,000            39,910
   5.36%, 12/08/06 (c)                                  50,000            49,507
   5.51%, 12/13/06 (c)                                  32,000            31,650
   5.51%, 12/14/06 (c)                                   9,854             9,745

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT             VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)
   5.42%, 02/22/07 (c)                                  30,000            29,368
IXIS COMMERCIAL PAPER CORP.
   5.48%, 10/03/06 (a)(c)                               50,000            49,985
   5.30%, 01/19/07 (a)(c)                               98,000            96,440
   5.30%, 01/23/07 (a)(c)                              110,000           108,185
JUPITER SECURITIZATION CORP.
   5.35%, 11/22/06 (a)(b)(c)                            14,690            14,578
K2 (USA), L.L.C.
   5.46%, 10/16/06 (b)(c)                               25,000            24,944
   5.32%, 10/26/06 (b)(c)                               60,000            59,780
   5.34%, 12/05/06 (b)(c)                                8,000             7,924
   5.42%, 01/25/07 (b)(c)                                3,289             3,233
   5.42%, 02/22/07 (b)(c)                               21,000            20,557
   5.37%, 03/20/07 (b)(c)                               11,100            10,826
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.24%, 11/09/06 (a)(c)                                6,000             5,967
   5.35%, 12/18/06 (a)(c)                               55,000            54,371
   5.42%, 02/22/07 (a)(c)                               27,000            26,430
KITTY HAWK FUNDING CORP.
   5.46%, 10/25/06 (a)(b)(c)                            25,347            25,256
KLIO FUNDING CORP.
   5.30%, 10/19/06 (b)(c)                               22,095            22,037
   5.31%, 10/24/06 (b)(c)                               65,000            64,781
   5.32%, 10/24/06 (b)(c)                               70,000            69,763
KLIO II FUNDING CORP.
   5.30%, 10/16/06 (b)(c)                               36,000            35,921
   5.31%, 10/18/06 (b)(c)                               31,674            31,595
   5.31%, 10/19/06 (b)(c)                               43,264            43,150
KLIO III FUNDING CORP.
   5.30%, 10/17/06 (b)(c)                              100,370           100,134
   5.33%, 12/15/06 (b)(c)                                8,000             7,912
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.12%, 10/05/06 (a)(b)(c)                             4,000             3,998
   5.46%, 10/11/06 (a)(b)(c)                             8,000             7,988
   5.47%, 10/11/06 (a)(b)(c)                            22,000            21,967
   5.29%, 10/12/06 (a)(b)(c)                           133,176           132,962
   5.23%, 11/15/06 (a)(b)(c)                            17,000            16,892
   5.27%, 11/15/06 (a)(b)(c)                            20,000            19,872
   5.28%, 11/15/06 (a)(b)(c)                            21,000            20,865
   5.33%, 11/15/06 (a)(b)(c)                            25,000            24,838
   5.35%, 11/21/06 (a)(b)(c)                            15,000            14,888
   5.36%, 01/09/07 (a)(b)(c)                            26,000            25,620
   5.42%, 02/21/07 (a)(b)(c)                             5,000             4,895
   5.37%, 03/06/07 (a)(b)(c)                            19,000            18,569
LINKS FINANCE, L.L.C.
   5.35%, 11/30/06 (b)(c)                               80,000            79,296
   5.34%, 12/18/06 (b)(c)                               30,000            29,657
MANE FUNDING CORP.
   5.48%, 10/10/06 (b)(c)                               55,809            55,734
   5.45%, 10/23/06 (b)(c)                               58,295            58,103
   5.45%, 10/24/06 (b)(c)                               75,000            74,742
   5.45%, 10/27/06 (b)(c)                                8,000             7,969
   5.45%, 11/01/06 (b)(c)                               48,000            47,778
   5.34%, 11/16/06 (b)(c)                               14,000            13,906
   5.32%, 11/20/06 (b)(c)                               15,209            15,098
   5.34%, 11/21/06 (b)(c)                                5,000             4,963
   5.34%, 12/12/06 (b)(c)                               69,388            68,657
   5.34%, 12/18/06 (b)(c)                               50,793            50,213
   5.34%, 12/19/06 (b)(c)                               14,317            14,151
MONT BLANC CAPITAL CORP.
   5.48%, 10/10/06 (a)(b)(c)                            38,980            38,927
   5.49%, 10/10/06 (a)(b)(c)                           100,000            99,865
   5.34%, 12/15/06 (a)(b)(c)                            50,000            49,451
NATIONWIDE BUILDING SOCIETY
   5.36%, 01/08/07                                     200,000           197,107
   5.37%, 03/07/07                                       2,000             1,954
NATIONWIDE BUILDING SOCIETY U.S.
   5.48%, 10/06/06                                      40,000            39,970
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.30%, 10/02/06 (a)(b)(c)                            55,000            54,992
   5.47%, 10/10/06 (a)(b)(c)                             3,475             3,470
   5.45%, 10/23/06 (a)(b)(c)                            50,000            49,836
   5.44%, 10/25/06 (a)(b)(c)                            22,229            22,149
   5.47%, 10/25/06 (a)(b)(c)                             7,460             7,433
   5.35%, 11/28/06 (a)(b)(c)                            11,932            11,831
   5.37%, 12/11/06 (a)(b)(c)                            16,000            15,835
   5.33%, 12/19/06 (a)(b)(c)                            22,200            21,944
   5.32%, 12/26/06 (a)(b)(c)                             7,000             6,912
   5.31%, 03/26/07 (a)(b)(c)                            29,000            28,267
NORDEA NORTH AMERICA, INC.
   5.39%, 10/02/06 (a)                                 150,000           149,978
   5.39%, 10/04/06 (a)                                 200,000           199,911
NORTHERN ROCK, PLC
   5.47%, 10/27/06                                      35,000            34,864
OLD LINE FUNDING, L.L.C.
   5.29%, 10/16/06 (a)(b)(c)                            29,151            29,087
   5.31%, 10/16/06 (a)(b)(c)                            20,000            19,956
   5.31%, 10/20/06 (a)(b)(c)                            15,000            14,958
PARK AVENUE RECEIVABLES CO., L.L.C.
   5.29%, 10/12/06 (a)(b)(c)                            27,227            27,183
   5.28%, 10/23/06 (a)(b)(c)                           178,376           177,803
PARK GRANADA, L.L.C.
   5.47%, 10/04/06 (b)(c)                               21,000            20,991
   5.48%, 10/10/06 (b)(c)                               38,000            37,949
   5.30%, 10/26/06 (b)(c)                               36,154            36,021
   5.22%, 11/03/06 (b)(c)                               30,000            29,860
   5.22%, 11/10/06 (b)(c)                                6,000             5,966
PICAROS FUNDING, L.L.C.
   5.29%, 10/20/06 (a)(b)(c)                             2,000             1,994
   5.52%, 02/02/07 (a)(b)(c)                           149,000           146,244
PREFERRED RECEIVABLES FUNDING CORP.
   5.30%, 10/30/06 (b)(c)                              197,000           196,164
RANGER FUNDING CO., L.L.C.
   5.31%, 10/25/06 (a)(b)(c)                           121,000           120,575
SANTANDER CENTRAL HISPANO FINANCE
(DELAWARE), INC.
   5.18%, 10/04/06 (a)                                  93,504            93,465
   5.45%, 02/07/07 (a)                                  90,000            88,288
SCALDIS CAPITAL LTD.
   5.46%, 10/24/06 (a)(b)(c)                            30,423            30,318
   5.38%, 11/15/06 (a)(b)(c)                            33,861            33,636
   5.31%, 12/27/06 (a)(b)(c)                            22,000            21,721
   5.42%, 02/20/07 (a)(b)(c)                            20,547            20,120
SEDNA FINANCE, INC.
   5.48%, 10/13/06 (b)(c)                               15,500            15,472

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT             VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)
   5.42%, 11/09/06 (b)(c)                              114,000           113,341
SIGMA FINANCE, INC.
   5.41%, 10/02/06 (b)(c)                                5,000             4,999
   5.44%, 11/02/06 (b)(c)                               55,000            54,737
   5.25%, 11/20/06 (b)(c)                               95,000            94,326
   5.28%, 11/27/06 (b)(c)                              100,000            99,187
   5.29%, 11/28/06 (b)(c)                               42,000            41,652
   5.34%, 12/01/06 (b)(c)                                3,000             2,974
   5.37%, 12/06/06 (b)(c)                               40,000            39,617
   5.32%, 01/29/07 (b)(c)                               44,000            43,234
   5.42%, 02/22/07 (b)(c)                                7,000             6,852
   5.38%, 02/28/07 (b)(c)                               80,500            78,744
   5.60%, 04/16/07 (b)(c)                               36,000            34,942
   5.41%, 05/29/07 (b)(c)                               20,000            19,307
   5.37%, 05/29/07 (b)(c)                              100,000            96,560
SKANDINAVISKA ENSKILDA BANKEN
   5.37%, 04/10/07                                      84,000            81,683
SKANDINAVISKA ENSKILDA BANKEN AB
   5.33%, 12/15/06                                      62,000            61,321
   5.30%, 12/15/06                                      28,670            28,357
   5.30%, 12/18/06                                      97,330            96,226
   5.42%, 02/14/07                                     126,000           123,494
SOCIETE GENERALE NORTH AMERICA, INC.
   5.44%, 11/01/06 (a)                                 200,000           199,077
   5.36%, 05/15/07 (a)                                  17,000            16,448
STADSHYPOTEK DELAWARE, INC.
   5.34%, 11/21/06 (a)(c)                               35,000            34,739
   5.46%, 02/16/07 (a)(c)                              108,000           105,802
SVENSKA HANDELSBANKEN, INC.
   5.31%, 01/02/07 (a)                                 206,000           203,241
THUNDER BAY FUNDING, L.L.C.
   5.47%, 10/16/06 (a)(b)(c)                            21,156            21,108
   5.35%, 11/15/06 (a)(b)(c)                            34,733            34,504
TICONDEROGA FUNDING, L.L.C.
   5.29%, 10/11/06 (a)(b)(c)                            41,000            40,940
UBS FINANCE (DELAWARE), INC.
   5.39%, 10/02/06 (a)                                 214,000           213,968
   5.39%, 10/03/06 (a)                                  95,000            94,972
   5.32%, 10/10/06 (a)                                 136,000           135,821
   5.31%, 10/30/06 (a)                                  13,000            12,945
   5.32%, 11/03/06 (a)                                 265,500           264,219
   5.35%, 02/01/07 (a)                                 124,000           121,784
VARIABLE FUNDING CAPITAL CORP.
   5.30%, 10/23/06 (a)(b)(c)                            50,000            49,839
   5.30%, 10/27/06 (a)(b)(c)                           100,000            99,619
WESTPAC BANKING CORP.
   5.42%, 02/21/07 (c)                                 200,000           195,813
WESTPAC TRUST SECURITIES NZ LTD.
   5.37%, 11/16/06 (a)(c)                               64,000            63,567
WHISTLEJACKET CAPITAL, L.L.C.
   5.48%, 10/12/06 (b)(c)                               15,000            14,975
   5.33%, 10/16/06 (b)(c)                               14,000            13,969
   5.32%, 11/10/06 (b)(c)                               30,538            30,359
   5.32%, 11/13/06 (b)(c)                               13,059            12,977
   5.38%, 11/14/06 (b)(c)                               12,000            11,922
WHITE PINE FINANCE, L.L.C.
   5.32%, 10/02/06 (b)(c)                               44,737            44,730
   5.40%, 10/06/06 (b)(c)                               12,960            12,950
   5.46%, 10/12/06 (b)(c)                               20,000            19,967
   5.31%, 11/06/06 (b)(c)                               15,000            14,921
   5.32%, 11/08/06 (b)(c)                               14,000            13,922
   5.31%, 11/10/06 (b)(c)                               45,000            44,737
WINDMILL FUNDING CORP.
   5.31%, 10/19/06 (a)(b)(c)                            50,000            49,868
   5.31%, 11/10/06 (a)(b)(c)                            25,000            24,854
   5.37%, 11/15/06 (a)(b)(c)                            17,000            16,888
                                                                     -----------
                                                                      21,251,476
PROMISSORY NOTES 1.3%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 10/30/06 (d)                                 220,000           220,000
   5.18%, 12/19/06 (d)                                  22,500            22,500
   5.32%, 01/05/07 (d)                                  54,000            54,000
   5.64%, 04/10/07 (d)                                 196,000           196,000
   5.63%, 04/20/07 (d)                                  43,000            43,000
                                                                     -----------
                                                                         535,500
VARIABLE-RATE OBLIGATIONS 11.5% OF NET ASSETS

ACCESS LOANS FOR LEARNING
   STUDENT LOAN CORP.
   5.30%, 10/05/06 (a)                                  27,800            27,800
BANK OF IRELAND
   5.30%, 10/20/06 (c)                                  40,000            40,000
BANK OF NEW YORK CO., INC.
   5.39%, 10/27/06 (c)                                  50,000            50,000
BARCLAYS BANK, PLC
   5.29%, 10/05/06                                     240,000           239,989
   5.27%, 10/23/06                                      90,000            89,996
   5.27%, 10/27/06                                     197,000           196,986
BNP PARIBAS
   5.28%, 10/02/06                                     400,000           399,941
   5.27%, 10/06/06                                      40,000            39,996
   5.27%, 10/10/06                                     100,000            99,996
CANADIAN IMPERIAL BANK OF COMMERCE
   5.31%, 10/23/06                                      10,000            10,000
   5.41%, 10/16/06                                     100,000           100,000
CC (USA), INC.
   5.34%, 10/16/06 (b)(c)                               21,000            21,004
CENTRAL BAPTIST CHURCH OF HIXSON, TENNESSEE
   5.32%, 10/05/06 (a)                                  13,000            13,000
CITY OF NEW BRITAIN, CONNECTICUT
   5.36%, 10/05/06 (a)                                  40,000            40,000
COMMONWEALTH BANK OF AUSTRALIA
   5.33%, 10/24/06 (c)                                  50,000            50,000
DEVELOPMENT AUTHORITY OF COLUMBUS, GA
   5.34%, 10/05/06 (a)                                   5,190             5,190
DEXIA CREDIT LOCAL
   5.27%, 10/26/06                                     100,000            99,996
FIVE FINANCE, INC.
   5.29%, 10/16/06 (b)(c)                               50,000            50,000
GENERAL ELECTRIC CAPITAL CORP.
   5.43%, 10/17/06                                     225,000           225,000
J.P. MORGAN SECURITIES, INC.
   5.30%, 10/02/06 (d)                                 100,000           100,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                             FACE AMOUNT             VALUE
RATE, MATURITY DATE                                ($ X 1,000)       ($ X 1,000)
K2 (USA), L.L.C.
   5.29%, 10/16/06 (b)(c)                               81,000            80,994
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.28%, 10/02/06 (b)(c)                               17,000            16,999
   5.30%, 10/02/06 (b)(c)                               55,000            54,995
   5.29%, 10/10/06 (b)(c)                               16,000            15,999
   5.29%, 10/16/06 (b)(c)                               60,000            59,988
LINKS FINANCE, L.L.C.
   5.29%, 10/10/06 (b)(c)                               24,000            23,999
   5.29%, 10/10/06 (b)(c)                               50,000            49,999
   5.31%, 10/16/06 (b)(c)                              111,000           111,011
   5.29%, 10/17/06 (b)(c)                               37,000            36,998
LOANSTAR ASSETS PARTNERS II, L.P.
   5.33%, 10/05/06 (a)                                  25,000            25,000
MERLOT 2000 B
   5.48%, 10/04/06 (a)                                  30,000            30,000
MERRILL LYNCH & CO., INC.
   5.34%, 10/16/06                                      75,000            75,000
   5.30%, 10/27/06                                      50,000            50,000
METROPOLITAN LIFE INSURANCE CO.
   5.38%, 10/02/06 (d)                                 100,000           100,000
   5.40%, 10/18/06 (d)                                 100,000           100,000
MONUMENTAL LIFE INSURANCE CO.
   5.43%, 10/02/06 (d)                                 100,000           100,000
   5.41%, 10/02/06 (d)                                 100,000           100,000
   5.50%, 10/02/06 (d)                                  10,000            10,000
MORGAN STANLEY
   5.35%, 10/03/06                                     140,000           140,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   5.31%, 10/02/06 (a)                                   8,000             8,000
NORDEA BANK AB
   5.31%, 10/10/06 (c)                                  50,000            50,000
   5.34%, 10/11/06 (c)                                  80,000            80,000
ROYAL BANK OF CANADA
   5.26%, 10/03/06                                      32,000            31,995
   5.36%, 10/10/06                                      40,000            40,000
ROYAL BANK OF SCOTLAND, PLC
   5.27%, 10/16/06                                      92,000            91,982
   5.28%, 10/19/06                                      10,000            10,000
   5.32%, 10/23/06 (c)                                  20,000            20,000
   5.28%, 10/23/06                                     110,000           109,995
SIGMA FINANCE, INC.
   5.33%, 10/16/06 (b)(c)                               48,000            48,007
   5.36%, 12/26/06 (b)(c)                               50,000            50,000
SUMITOMO TRUST & BANKING CO.
   5.33%, 10/10/06                                     100,000           100,000
   5.33%, 10/16/06                                      35,000            35,000
   5.33%, 10/23/06                                      36,000            36,000
SVENSKA HANDELSBANKEN AB
   5.27%, 10/03/06                                      75,000            75,000
THE GOLDMAN SACHS GROUP, INC.
   5.42%, 10/10/06 (c)(d)                              125,000           125,000
TRAVELERS INSURANCE CO.
   5.38%, 10/02/06 (d)                                  25,000            25,000
   5.37%, 10/27/06 (d)                                  25,000            25,000
WACHOVIA ASSET SECURITIZATION ISSUANCE, L.L.C.
Series 2005 - HEMM 1 Class A
   5.32%, 10/25/06 (a)(b)(c)                            22,803            22,803
WELLS FARGO & CO.
   5.34%, 10/16/06 (c)                                 120,000           120,002
WESTPAC BANKING CORP.
   5.30%, 10/16/06 (c)                                  75,000            75,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.29%, 10/10/06 (b)(c)                               13,000            13,000
   5.29%, 10/20/06 (b)(c)                               17,000            17,000
   5.28%, 10/27/06 (b)(c)                               74,000            73,999
WHITE PINE FINANCE, L.L.C.
   5.29%, 10/10/06 (b)(c)                               30,000            29,997
   5.29%, 10/12/06 (b)(c)                               40,000            39,995
   5.33%, 10/16/06 (b)(c)                               35,000            35,005
   5.29%, 10/20/06 (b)(c)                               63,000            62,990
   5.29%, 10/25/06 (b)(c)                               60,000            59,999
                                                                     -----------
                                                                       4,590,645

                                                  MATURITY AMOUNT       VALUE
                                                    ($ X 1,000)      ($ X 1,000)
SECURITY
OTHER INVESTMENTS 10.7% OF NET ASSETS

REPURCHASE AGREEMENTS 10.7%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $1,632,000
   5.37%, issued 09/29/06,
   due 10/02/06                                      1,600,716         1,600,000
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $354,960
   5.28%, issued 08/31/06,
   due 10/04/06                                        349,735           348,000
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $117,300
   5.28%, issued 09/07/06,
   due 10/06/06                                        115,556           115,000
BARCLAYS
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $845,580
   5.37%, issued 09/29/06,
   due 10/02/06                                        829,371           829,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $714,002
   5.37%, issued 09/29/06,
   due 10/02/06                                        700,313           700,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  MATURITY AMOUNT       VALUE
                                                    ($ X 1,000)      ($ X 1,000)
SECURITY
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $18,822
   5.37%, issued 09/29/06,
   due 10/02/06                                            18,460         18,452
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $688,504
   5.37%, issued 09/29/06,
   due 10/02/06                                           675,302        675,000
                                                                     -----------
                                                                       4,285,452

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $40,043,067.

ISSUER
RATE, ACQUISITION DATE,                               FACE AMOUNT     COST/VALUE
MATURITY DATE                                         ($ X 1,000)    ($ X 1,000)

At 09/30/06, portfolio holdings included illiquid and/or restricted securities as follows:

BLUE SPICE, L.L.C.
   5.17%, 04/25/06, 10/25/06                              140,000        139,530
   5.34%, 09/13/06, 12/15/06                               11,000         10,879
                                                                     -----------
                                                                         150,409
METROPOLITAN LIFE INSURANCE CO.
   5.38%, 02/01/06, 10/02/06                              100,000        100,000
   5.40%, 08/18/06, 10/18/06                              100,000        100,000
                                                                     -----------
                                                                         200,000
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 02/03/06, 10/30/06                              220,000        220,000
   5.18%, 03/24/06, 12/19/06                               22,500         22,500
   5.32%, 04/13/06, 01/05/07                               54,000         54,000
   5.64%, 07/14/06, 04/10/07                              196,000        196,000
   5.63%, 07/26/06, 04/20/07                               43,000         43,000
   5.42%, 08/09/06, 10/10/06                              125,000        125,000
                                                                     -----------
                                                                         660,500
TRAVELERS INSURANCE CO.
   5.38%, 10/28/05, 10/02/06                               25,000         25,000
   5.37%, 01/31/06, 10/27/06                               25,000         25,000
                                                                     -----------
                                                                          50,000

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,388,066 or 36.0% of net assets.
(d) Illiquid and/or restricted security.

IDA - Industrial development authority

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ADVISOR CASH RESERVES FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 67.1%   FIXED-RATE OBLIGATIONS                        7,068,353       7,068,353
  9.5%   VARIABLE-RATE OBLIGATIONS                       993,345         993,345
 19.6%   OTHER INVESTMENTS                             2,069,379       2,069,379
--------------------------------------------------------------------------------
 96.2%   TOTAL INVESTMENTS                            10,131,077      10,131,077
  3.8%   OTHER ASSETS AND LIABILITIES                                    400,283
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   10,531,360

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 67.1% OF NET ASSETS

BANK NOTES 2.1%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.33%, 10/13/06                                        18,000          18,000
   5.32%, 10/20/06                                        65,000          65,000
   5.34%, 11/17/06                                       100,000         100,000
   5.36%, 11/17/06                                         7,000           7,000
   5.57%, 01/12/07                                        35,000          35,000
                                                                     -----------
                                                                         225,000
CERTIFICATES OF DEPOSIT 17.7%
--------------------------------------------------------------------------------
AMERICAN EXPRESS CENTURION BANK
   5.40%, 11/07/06                                        15,000          15,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.53%, 02/27/07                                         3,000           2,993
BANK OF THE WEST
   5.31%, 01/24/07                                        26,000          26,000
   5.43%, 02/16/07                                        15,000          15,000
BARCLAYS BANK PLC
   5.48%, 10/19/06                                         3,000           3,000
   5.31%, 11/08/06                                         4,000           4,000
   5.31%, 11/15/06                                        18,000          18,000
   5.35%, 11/16/06                                        76,000          76,000
   5.35%, 11/21/06                                        27,000          27,000
   5.37%, 11/21/06                                        18,000          18,000
BAYERISCHE HYPO-UND VEREINSBANK AG
   5.37%, 11/20/06                                        10,000          10,000
   5.35%, 12/14/06                                        25,000          25,000
BNP PARIBAS
   5.09%, 10/03/06                                        50,000          50,000
   5.15%, 10/16/06                                         7,000           7,000
   5.39%, 12/13/06                                        16,000          15,986
BNP PARIBAS (SAN FRANCISCO BRANCH)
   5.51%, 12/19/06                                         3,000           3,000
   5.36%, 05/31/07                                        22,000          22,000
CALYON
   5.30%, 10/03/06                                        79,000          79,000
   5.27%, 10/10/06                                        15,000          15,000
   5.17%, 10/18/06                                         2,700           2,699
   5.31%, 01/29/07                                         8,000           8,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.27%, 10/10/06                                        66,000          66,000
   5.31%, 11/21/06                                         3,000           3,000
CITIBANK, N.A.
   5.35%, 11/21/06                                        26,000          26,000
CITIZENS BANK OF MASSACHUSETTS
   5.40%, 11/09/06                                        20,000          20,001
CITIZENS BANK OF PENNSYLVANIA
   5.44%, 11/01/06                                        30,000          30,000
CREDIT AGRICOLE S.A.
   5.36%, 01/11/07                                         6,000           6,000
   5.42%, 02/14/07                                        84,000          84,000
   5.37%, 05/18/07                                        56,000          56,000
CREDIT SUISSE
   5.11%, 10/02/06                                        43,000          43,000
   5.31%, 11/13/06                                        24,000          24,000
   5.50%, 12/18/06                                        18,000          18,000
   5.37%, 03/08/07                                        70,000          70,000
DEPFA BK PLC
   5.44%, 11/03/06                                        30,000          30,000
   5.41%, 12/08/06                                         2,000           2,000
DEUTSCHE BANK, AG
   4.62%, 10/26/06                                        60,000          60,000
   4.85%, 01/26/07                                        16,000          16,000
   5.01%, 02/09/07                                         5,000           5,000
DRESDNER BANK, AG
   5.34%, 12/21/06                                        63,000          63,000
HBOS TREASURY SERVICES, PLC
   5.36%, 11/15/06 (a)                                     9,000           9,000
ING BANK N.V.
   5.40%, 02/20/07                                        40,000          40,000
LANDESBANK BADEN-WURTTEMBERG
   5.49%, 12/20/06                                        64,000          64,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.18%, 10/13/06                                         5,000           5,000
   5.57%, 12/27/06                                         3,000           3,000
   5.40%, 03/20/07                                        43,000          43,000
MIZUHO CORPORATE BANK LTD.
   5.38%, 11/13/06                                        29,000          29,000
   5.36%, 12/15/06                                        24,000          24,000

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.52%, 12/19/06                                        25,000          25,000
SOCIETE GENERALE
   5.44%, 11/06/06                                        18,000          18,000
   5.35%, 11/29/06                                        35,000          35,000
   5.41%, 12/08/06                                        61,000          61,000
   5.51%, 12/19/06                                         9,000           9,000
SUMITOMO MITSUI BANKING CORP.
   5.31%, 10/04/06                                        26,000          26,000
   5.34%, 10/23/06                                        10,000          10,000
SUMITOMO TRUST & BANKING CO.
   5.26%, 11/20/06                                        32,000          32,000
TORONTO DOMINION BANK
   5.49%, 11/07/06                                        19,000          19,000
   5.40%, 02/21/07                                        28,000          28,000
UBS AG
   5.49%, 10/23/06                                        18,000          18,000
   5.31%, 11/08/06                                        31,000          31,000
UNICREDITO ITALIANO SPA
   5.49%, 11/07/06                                        20,000          20,000
   5.23%, 11/20/06                                        59,000          59,000
   5.31%, 11/20/06                                        30,000          30,001
   5.42%, 02/28/07                                         6,000           6,000
   5.38%, 03/13/07                                        20,000          20,000
   5.40%, 03/20/07                                         4,000           4,000
UNION BANK OF CALIFORNIA
   5.34%, 12/05/06                                        53,000          53,000
US BANK, N.A.
   5.30%, 03/28/07                                         5,000           5,000
WASHINGTON MUTUAL BANK
   5.22%, 11/15/06                                        34,000          34,000
   5.50%, 02/01/07                                        33,000          33,000
WILMINGTON TRUST CO.
   5.49%, 11/09/06                                         2,000           1,999
                                                                     -----------
                                                                       1,859,679
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 46.8%
--------------------------------------------------------------------------------
AB SPINTAB
   5.35%, 11/15/06                                         3,000           2,980
ALLIANCE & LEICESTER PLC
   5.49%, 11/06/06 (c)                                    16,000          15,914
   5.37%, 11/15/06 (c)                                     3,000           2,980
   5.34%, 12/11/06 (c)                                     8,500           8,412
AMSTEL FUNDING CORP.
   5.46%, 10/05/06 (b)(c)                                  3,000           2,998
   5.48%, 10/13/06 (b)(c)                                  8,000           7,986
   5.47%, 10/20/06 (b)(c)                                  9,000           8,974
   5.45%, 11/03/06 (b)(c)                                  2,000           1,990
   5.37%, 11/15/06 (b)(c)                                 23,000          22,848
   5.51%, 01/22/07 (b)(c)                                 50,000          49,158
   5.52%, 01/22/07 (b)(c)                                 16,000          15,730
   5.41%, 02/21/07 (b)(c)                                  3,000           2,937
   5.42%, 02/21/07 (b)(c)                                  7,000           6,853
   5.38%, 03/23/07 (b)(c)                                  7,000           6,824
   5.31%, 03/26/07 (b)(c)                                 17,000          16,570
AMSTERDAM FUNDING CORP.
   5.31%, 10/04/06 (a)(b)(c)                               6,000           5,997
   5.34%, 10/13/06 (a)(b)(c)                              24,000          23,958
   5.33%, 10/19/06 (a)(b)(c)                               1,000             997
ANGLO IRISH BANK CORP., PLC
   5.32%, 11/13/06 (c)                                    10,000           9,937
ANZ NATIONAL (IN'T) LTD.
   5.30%, 03/28/07 (a)                                    48,000          46,775
AQUINAS FUNDING, L.L.C.
   5.16%, 10/10/06 (a)(b)(c)                               1,000             999
   5.29%, 10/20/06 (a)(b)(c)                               7,000           6,981
   5.53%, 12/20/06 (a)(b)(c)                              28,000          27,666
   5.33%, 12/27/06 (a)(b)(c)                              12,000          11,847
   5.32%, 12/28/06 (a)(b)(c)                               8,500           8,391
ASAP FUNDING LTD.
   5.48%, 10/03/06 (a)(b)(c)                               3,500           3,499
   5.49%, 10/06/06 (a)(b)(c)                              18,000          17,986
   5.39%, 10/10/06 (a)(b)(c)                              10,390          10,376
   5.40%, 10/10/06 (a)(b)(c)                              10,000           9,987
   5.33%, 10/19/06 (a)(b)(c)                               5,400           5,386
   5.34%, 11/17/06 (a)(b)(c)                              10,000           9,931
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.30%, 10/17/06 (a)(b)(c)                              35,415          35,332
   5.30%, 10/24/06 (a)(b)(c)                              14,133          14,085
   5.31%, 11/03/06 (a)(b)(c)                              11,000          10,947
   5.34%, 12/15/06 (a)(b)(c)                              26,547          26,256
   5.34%, 12/21/06 (a)(b)(c)                               3,000           2,964
ATLANTIS ONE FUNDING CORP.
   5.16%, 10/12/06 (b)(c)                                 35,000          34,946
   5.18%, 10/13/06 (b)(c)                                 11,000          10,981
   5.32%, 10/30/06 (b)(c)                                 35,000          34,851
   5.49%, 11/08/06 (b)(c)                                  5,524           5,493
   5.43%, 12/07/06 (b)(c)                                 50,000          49,504
   5.50%, 12/18/06 (b)(c)                                 12,000          11,861
   5.51%, 12/20/06 (b)(c)                                  2,000           1,976
   5.56%, 12/27/06 (b)(c)                                 13,000          12,830
   5.48%, 02/01/07 (b)(c)                                 27,000          26,508
   5.48%, 02/02/07 (b)(c)                                  4,000           3,927
   5.37%, 03/05/07 (b)(c)                                 10,000           9,775
   5.37%, 03/07/07 (b)(c)                                 14,000          13,681
   5.37%, 03/21/07 (b)(c)                                  9,000           8,776
BANK OF AMERICA CORP.
   5.47%, 10/18/06                                        17,000          16,957
   5.49%, 11/02/06                                        51,000          50,756
   5.31%, 11/09/06                                        66,000          65,624
   5.35%, 11/29/06                                        50,000          49,568
   5.50%, 12/18/06                                        15,000          14,826
   5.33%, 12/20/06                                         7,000           6,918
   5.58%, 01/12/07                                        13,000          12,798
   5.31%, 03/19/07                                        60,000          58,541
BANK OF IRELAND
   5.17%, 11/01/06 (c)                                    18,000          17,922
BEAR STEARNS COMPANIES, INC.
   5.48%, 11/02/06                                         2,000           1,990
   5.33%, 12/04/06                                        11,000          10,899
   5.35%, 12/06/06                                         4,000           3,961
   5.51%, 12/13/06                                        19,000          18,792
   5.33%, 12/19/06                                        31,000          30,642
   5.48%, 01/26/07                                         5,000           4,913
   5.37%, 03/16/07                                        35,000          34,156
   5.32%, 03/23/07                                         6,000           5,851
   5.32%, 03/23/07                                         6,000           5,850
BETA FINANCE, INC.
   5.48%, 10/13/06 (b)(c)                                 21,000          20,962
   5.48%, 02/02/07 (b)(c)                                 14,000          13,743
   5.38%, 03/19/07 (b)(c)                                  2,000           1,951

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BLUE SPICE, L.L.C.
   5.44%, 10/04/06 (a)(b)(c)(d)                           10,000           9,996
   5.34%, 12/15/06 (a)(b)(c)(d)                           21,000          20,769
   5.34%, 12/18/06 (a)(b)(c)(d)                            4,000           3,954
CANCARA ASSET SECURITISATION, L.L.C.
   5.48%, 10/06/06 (a)(b)(c)                               4,000           3,997
   5.29%, 10/12/06 (a)(b)(c)                              35,000          34,944
   5.32%, 10/18/06 (a)(b)(c)                              18,774          18,727
   5.34%, 11/06/06 (a)(b)(c)                              14,579          14,502
   5.33%, 01/02/07 (a)(b)(c)                              30,000          29,593
CC (USA), INC.
   5.47%, 10/04/06 (b)(c)                                 10,000           9,996
   5.46%, 10/25/06 (b)(c)                                 17,000          16,939
   5.48%, 02/05/07 (b)(c)                                 10,000           9,812
   5.37%, 03/09/07 (b)(c)                                 14,000          13,677
   5.38%, 03/22/07 (b)(c)                                 36,000          35,100
   5.33%, 03/23/07 (b)(c)                                  7,000           6,825
   5.37%, 03/23/07 (b)(c)                                  8,000           7,799
   5.31%, 03/29/07 (b)(c)                                 17,000          16,563
CHARIOT FUNDING, L.L.C.
   5.29%, 10/10/06 (a)(b)(c)                              30,129          30,089
   5.31%, 11/06/06 (a)(b)(c)                               6,000           5,968
   5.34%, 12/05/06 (a)(b)(c)                              13,866          13,734
CITIGROUP FUNDING, INC.
   5.47%, 10/05/06 (a)                                   105,000         104,937
   5.33%, 10/11/06 (a)                                    19,000          18,972
   5.48%, 10/12/06 (a)                                    48,000          47,921
   5.46%, 10/23/06 (a)                                    11,000          10,964
   5.31%, 11/10/06 (a)                                    21,000          20,877
   5.57%, 01/08/07 (a)                                    15,000          14,776
CLIPPER RECEIVABLES CO., L.L.C.
   5.37%, 11/14/06 (a)(b)(c)                              24,000          23,845
COBBLER FUNDING, L.L.C.
   5.38%, 11/10/06 (b)(c)                                  8,000           7,953
   5.35%, 12/01/06 (b)(c)                                 13,000          12,884
   5.36%, 12/15/06 (b)(c)                                 17,000          16,813
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.12%, 10/06/06 (a)(b)(c)                              23,949          23,932
   5.34%, 10/18/06 (a)(b)(c)                               9,000           8,978
   5.47%, 01/22/07 (a)(b)(c)                              23,000          22,615
   5.52%, 01/22/07 (a)(b)(c)                              50,000          49,157
   5.42%, 02/20/07 (a)(b)(c)                              21,000          20,563
   5.38%, 03/19/07 (a)(b)(c)                              14,880          14,514
CREDIT SUISSE (USA), INC.
   5.49%, 11/06/06                                        22,000          21,881
CROWN POINT CAPITAL CO., L.L.C.
   5.48%, 10/17/06 (a)(b)(c)                              14,000          13,966
   5.41%, 11/07/06 (a)(b)(c)                               8,000           7,956
   5.32%, 01/17/07 (a)(b)(c)                              94,000          92,525
   5.37%, 03/16/07 (a)(b)(c)                               5,000           4,879
   5.38%, 03/16/07 (a)(b)(c)                              31,000          30,251
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
   ISSUANCE TRUST
   5.32%, 10/03/06 (b)(c)                                  8,000           7,998
   5.29%, 10/06/06 (b)(c)                                 10,500          10,492
   5.45%, 10/16/06 (b)(c)                                 10,000           9,978
   5.45%, 11/03/06 (b)(c)                                 50,000          49,754
   5.32%, 11/08/06 (b)(c)                                 17,000          16,905
   5.34%, 11/08/06 (b)(c)                                 29,000          28,839
   5.35%, 11/14/06 (b)(c)                                 48,000          47,690
DANSKE CORP.
   4.98%, 11/21/06 (a)(c)                                 27,000          26,817
   5.50%, 12/21/06 (a)(c)                                 80,000          79,037
DEPFA BANK, PLC
   5.34%, 11/16/06 (c)                                     1,000             993
DNB NOR BANK ASA
   5.27%, 11/27/06                                         7,000           6,943
   5.48%, 02/01/07                                        61,000          59,889
   5.48%, 02/02/07                                        17,000          16,688
   5.42%, 02/15/07                                         8,000           7,840
   5.42%, 02/21/07                                         6,000           5,874
   5.37%, 03/19/07                                         4,000           3,902
DORADA FINANCE, INC.
   5.37%, 03/08/07 (b)(c)                                  8,000           7,816
   5.32%, 03/26/07 (b)(c)                                  8,000           7,797
   5.31%, 03/28/07 (b)(c)                                 26,000          25,335
   5.33%, 04/02/07 (b)(c)                                  2,000           1,947
DRESDNER U.S. FINANCE, INC.
   5.46%, 10/13/06                                         9,625           9,608
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.57%, 01/09/07 (a)(b)(c)                               8,280           8,155
FAIRWAY FINANCE CO., L.L.C.
   5.29%, 10/24/06 (a)(b)(c)                               9,159           9,128
   5.34%, 12/13/06 (a)(b)(c)                              20,000          19,786
   5.34%, 03/26/07 (a)(b)(c)                               2,274           2,216
FALCON ASSET SECURITIZATION CORP.
   5.31%, 11/13/06 (a)(b)(c)                              15,000          14,906
FIVE FINANCE, INC.
   5.36%, 11/10/06 (b)(c)                                  9,000           8,947
   5.23%, 11/15/06 (b)(c)                                  4,000           3,975
   5.35%, 11/15/06 (b)(c)                                  6,000           5,960
   5.32%, 11/16/06 (b)(c)                                  4,000           3,973
   5.36%, 11/28/06 (b)(c)                                 17,000          16,855
   5.33%, 01/22/07 (b)(c)                                  6,000           5,901
   5.31%, 03/29/07 (b)(c)                                  2,000           1,949
FORENINGSSPARBANKEN AB (SWEDBANK)
   5.29%, 10/27/06                                        87,000          86,669
FORENINGSSPARBANKEN AB (SWEDBANK), INC.
   5.21%, 10/24/06                                         4,000           3,987
   5.22%, 10/24/06                                         4,000           3,987
FORTIS BANQUE LUXEMBOURG
   5.35%, 11/29/06                                        15,000          14,870
GALAXY FUNDING, INC.
   5.41%, 11/09/06 (b)(c)                                 30,000          29,827
   5.32%, 12/29/06 (b)(c)                                  8,000           7,896
GENERAL ELECTRIC CAPITAL CORP.
   5.37%, 10/02/06                                       180,000         179,973
   5.35%, 11/28/06                                         3,000           2,975
   5.56%, 01/08/07                                        13,000          12,807
   5.55%, 01/11/07                                        45,500          44,804
   5.41%, 05/01/07                                       104,000         100,806
   5.38%, 05/25/07                                        15,000          14,492

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
GENERAL ELECTRIC CAPTIAL SERVICES
   5.33%, 12/14/06                                        69,000          68,254
   5.56%, 04/20/07                                        35,000          33,956
GRAMPIAN FUNDING, L.L.C.
   5.18%, 10/10/06 (a)(b)(c)                               2,000           1,997
   5.50%, 10/25/06 (a)(b)(c)                               9,000           8,968
   5.27%, 11/17/06 (a)(b)(c)                               1,000             993
   5.28%, 11/17/06 (a)(b)(c)                               3,000           2,980
   5.36%, 11/28/06 (a)(b)(c)                               3,000           2,974
   5.53%, 12/18/06 (a)(b)(c)                              46,000          45,464
   5.56%, 01/09/07 (a)(b)(c)                               1,000             985
   5.40%, 02/13/07 (a)(b)(c)                               6,000           5,882
   5.38%, 03/12/07 (a)(b)(c)                              19,000          18,552
   5.37%, 03/20/07 (a)(b)(c)                              16,000          15,605
   5.32%, 03/28/07 (a)(b)(c)                              17,000          16,565
HBOS TREASURY SERVICES, PLC
   5.44%, 11/01/06 (a)                                     4,000           3,982
   5.41%, 11/10/06 (a)                                    32,000          31,811
   5.35%, 11/28/06 (a)                                     5,000           4,958
   5.32%, 03/26/07 (a)                                     9,000           8,772
HSBC U.S.A., INC.
   5.22%, 11/10/06                                        38,000          37,785
   5.22%, 11/13/06                                         3,000           2,982
HSBC USA, INC.
   5.48%, 11/02/06                                         6,000           5,971
HSH NORDBANKEN, AG
   5.34%, 10/16/06                                        28,000          27,938
IRISH LIFE & PERMANENT, PLC
   5.45%, 10/16/06 (c)                                     5,000           4,989
   5.34%, 11/16/06 (c)                                     2,000           1,987
   5.51%, 12/14/06 (c)                                    27,000          26,701
   5.34%, 12/19/06 (c)                                     4,000           3,954
   5.31%, 03/26/07 (c)                                     2,000           1,949
IXIS COMMERCIAL PAPER CORP.
   5.48%, 10/03/06 (a)(c)                                  2,000           1,999
   5.30%, 01/23/07 (a)(c)                                 40,000          39,340
JUPITER SECURITIZATION CORP.
   5.29%, 10/24/06 (a)(b)(c)                              99,640          99,305
K2 (USA), L.L.C.
   5.42%, 11/08/06 (b)(c)                                  1,000             994
   5.35%, 11/27/06 (b)(c)                                  2,000           1,983
   5.34%, 12/05/06 (b)(c)                                 19,000          18,819
   5.57%, 01/16/07 (b)(c)                                  6,000           5,904
   5.31%, 03/26/07 (b)(c)                                  1,000             975
   5.32%, 03/26/07 (b)(c)                                  7,000           6,823
   5.31%, 03/28/07 (b)(c)                                 25,700          25,043
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.24%, 11/09/06 (a)(c)                                  5,000           4,972
KLIO FUNDING CORP.
   5.34%, 12/07/06 (b)(c)                                 20,000          19,804
KLIO III FUNDING CORP.
   5.30%, 10/19/06 (b)(c)                                 36,000          35,905
   5.33%, 12/15/06 (b)(c)                                  3,026           2,993
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.12%, 10/05/06 (a)(b)(c)                               2,000           1,999
   5.16%, 10/05/06 (a)(b)(c)                               4,500           4,497
   5.17%, 10/05/06 (a)(b)(c)                               3,000           2,998
   5.46%, 10/11/06 (a)(b)(c)                              12,000          11,982
   5.29%, 10/12/06 (a)(b)(c)                              11,000          10,982
   5.33%, 11/02/06 (a)(b)(c)                              26,000          25,878
   5.28%, 11/15/06 (a)(b)(c)                              16,000          15,897
   5.35%, 11/21/06 (a)(b)(c)                               6,000           5,955
   5.42%, 02/21/07 (a)(b)(c)                               3,000           2,937
   5.37%, 03/06/07 (a)(b)(c)                               3,000           2,932
MANE FUNDING CORP.
   5.48%, 10/18/06 (b)(c)                                  8,000           7,980
   5.45%, 10/23/06 (b)(c)                                 62,000          61,796
   5.34%, 11/16/06 (b)(c)                                  4,000           3,973
   5.36%, 11/20/06 (b)(c)                                  1,000             993
MONT BLANC CAPITAL CORP.
   5.34%, 12/15/06 (a)(b)(c)                              10,058           9,948
NATIONWIDE BUILDING SOCIETY
   5.36%, 01/08/07                                        48,000          47,306
NATIONWIDE BUILDING SOCIETY U.S.
   5.48%, 10/06/06                                         6,000           5,996
   5.38%, 03/19/07                                         2,000           1,951
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.30%, 10/02/06 (a)(b)(c)                               8,000           7,999
   5.48%, 10/10/06 (a)(b)(c)                               3,000           2,996
   5.30%, 10/17/06 (a)(b)(c)                               1,000             998
   5.29%, 10/20/06 (a)(b)(c)                              28,000          27,922
   5.42%, 02/12/07 (a)(b)(c)                               3,000           2,941
   5.42%, 02/20/07 (a)(b)(c)                               8,328           8,155
   5.31%, 03/26/07 (a)(b)(c)                               1,804           1,758
NORTHERN ROCK PLC
   5.41%, 11/06/06                                         4,000           3,979
OLD LINE FUNDING CORP
   5.33%, 10/05/06 (a)(b)(c)                              14,274          14,266
   5.31%, 10/20/06 (a)(b)(c)                               3,000           2,992
PARK AVENUE RECEIVABLES CO., L.L.C.
   5.28%, 10/23/06 (a)(b)(c)                               6,000           5,981
PARK GRANADA, L.L.C.
   5.47%, 10/10/06 (b)(c)                                  9,000           8,988
   5.57%, 01/05/07 (b)(c)                                 50,000          49,277
   5.51%, 01/29/07 (b)(c)                                  3,000           2,946
PICAROS FUNDING, L.L.C.
   5.29%, 10/20/06 (a)(b)(c)                               2,000           1,994
   5.29%, 11/03/06 (a)(b)(c)                               2,000           1,990
   5.48%, 11/03/06 (a)(b)(c)                               2,000           1,990
   5.50%, 02/02/07 (a)(b)(c)                               1,000             982
   5.38%, 03/01/07 (a)(b)(c)                              27,000          26,407
PREFERRED RECEIVABLES FUNDING CORP.
   5.30%, 10/30/06 (a)(b)(c)                              42,186          42,007
   5.36%, 11/10/06 (a)(b)(c)                              23,000          22,865
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
   5.12%, 10/04/06 (a)                                    30,000          29,988
   5.18%, 10/04/06 (a)                                    11,000          10,995
SCALDIS CAPITAL LTD.
   5.48%, 10/06/06 (a)(b)(c)                               2,050           2,048
   5.48%, 10/16/06 (a)(b)(c)                               1,000             998
   5.44%, 11/02/06 (a)(b)(c)                               3,000           2,986
   5.38%, 11/15/06 (a)(b)(c)                              10,000           9,934
SEDNA FINANCE, INC.
   5.42%, 11/06/06 (b)(c)                                 10,000           9,947
   5.38%, 11/15/06 (b)(c)                                 12,000          11,920
   5.38%, 03/21/07 (b)(c)                                  8,000           7,801
SHEFFIELD RECEIVABLES CORP.
   5.30%, 10/19/06 (a)(b)(c)                               2,335           2,329
   5.46%, 11/06/06 (a)(b)(c)                              75,000          74,597

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SIGMA FINANCE, INC.
   5.16%, 10/13/06 (b)(c)                                  4,000           3,993
   5.26%, 11/21/06 (b)(c)                                 25,000          24,819
   5.29%, 11/28/06 (b)(c)                                 37,000          36,693
   5.34%, 12/01/06 (b)(c)                                 21,000          20,815
   5.54%, 01/05/07 (b)(c)                                  5,000           4,928
   5.57%, 01/11/07 (b)(c)                                  7,000           6,893
   5.48%, 01/29/07 (b)(c)                                  7,000           6,876
   5.48%, 02/02/07 (b)(c)                                 17,000          16,688
   5.33%, 03/29/07 (b)(c)                                 16,000          15,587
   5.31%, 03/30/07 (b)(c)                                  7,000           6,819
   5.41%, 05/29/07 (b)(c)                                 13,000          12,549
SKANDINAVISKA ENSKILDA BANKEN AB
   5.37%, 04/10/07                                        23,000          22,365
SOCIETE GENERALE NORTH AMERICA, INC.
   5.45%, 10/12/06 (a)                                     3,620           3,614
   5.44%, 11/01/06 (a)                                    24,000          23,889
   5.23%, 11/13/06 (a)                                     1,000             994
   5.36%, 05/15/07 (a)                                     2,000           1,935
STADSHYPOTEK DELAWARE, INC.
   5.35%, 11/27/06 (a)(c)                                 33,000          32,725
SVENSKA HANDELSBANKEN, INC.
   5.31%, 01/02/07                                         2,000           1,973
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 11/01/06                                        32,721          32,585
THUNDER BAY FUNDING, L.L.C.
   5.47%, 10/16/06 (a)(b)(c)                              42,000          41,906
UBS FINANCE (DELAWARE), INC.
   5.39%, 10/02/06 (a)                                    18,000          17,997
   5.33%, 10/16/06 (a)                                    46,000          45,899
   5.31%, 10/30/06 (a)                                     2,000           1,992
   5.49%, 11/07/06 (a)                                     5,000           4,972
   5.32%, 11/08/06 (a)                                    27,000          26,850
   5.35%, 02/01/07 (a)                                    87,000          85,445
WESTPAC BANKING CORP.
   5.27%, 11/22/06 (c)                                    10,000           9,926
WHISTLEJACKET CAPITAL, L.L.C.
   5.48%, 10/12/06 (b)(c)                                  7,345           7,333
   5.32%, 11/10/06 (b)(c)                                  8,915           8,863
WHITE PINE FINANCE, L.L.C.
   5.48%, 10/11/06 (b)(c)                                 11,622          11,605
   5.46%, 10/12/06 (b)(c)                                  2,621           2,617
   5.48%, 10/16/06 (b)(c)                                  4,940           4,929
   5.32%, 11/08/06 (b)(c)                                  3,890           3,868
   5.31%, 11/10/06 (b)(c)                                 20,000          19,883
WINDMILL FUNDING CORP.
  5.32%, 03/23/07 (a)(b)(c)                               10,000           9,751
                                                                     -----------
                                                                       4,928,674
PROMISSORY NOTES 0.5%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 10/30/06 (d)                                    39,000          39,000
   5.30%, 01/11/07 (d)                                     5,000           5,000
   5.63%, 04/20/07 (d)                                    11,000          11,000
                                                                     -----------
                                                                          55,000

VARIABLE-RATE OBLIGATIONS 9.5% OF NET ASSETS

BANK OF IRELAND
   5.30%, 10/20/06 (c)                                    10,000          10,000
BARCLAYS BANK, PLC
   5.29%, 10/05/06                                        40,000          39,998
   5.27%, 10/27/06                                        60,000          59,996
BNP PARIBAS
   5.27%, 10/04/06                                        24,000          24,000
   5.28%, 10/05/06                                        25,000          24,996
   5.27%, 10/06/06                                        10,000           9,999
   5.27%, 10/10/06                                        10,000          10,000
BRECKENRIDGE TERRACE, L.L.C.
   5.37%, 10/05/06 (a)                                     1,000           1,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.31%, 10/23/06                                        25,000          25,000
CC (USA), INC.
   5.34%, 10/16/06 (b)(c)                                 17,000          17,003
   5.34%, 10/25/06 (b)(c)                                 13,000          13,002
COOK COUNTY, IL
   5.34%, 10/04/06 (a)                                     1,500           1,500
EAGLE COUNTY, CO
   5.37%, 10/05/06 (a)                                     2,000           2,000
FIVE FINANCE, INC.
   5.34%, 10/25/06 (b)(c)                                 20,000          19,997
K2 (USA), L.L.C.
   5.29%, 10/16/06 (b)(c)                                 17,000          16,999
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.28%, 10/02/06 (b)(c)                                  6,000           6,000
   5.29%, 10/10/06 (b)(c)                                 13,000          13,000
   5.29%, 10/16/06 (b)(c)                                  5,000           4,999
LINKS FINANCE, L.L.C.
   5.29%, 10/10/06 (b)(c)                                 20,000          19,999
   5.29%, 10/10/06 (b)(c)                                 18,000          17,999
   5.31%, 10/16/06 (b)(c)                                 13,000          12,999
   5.29%, 10/17/06 (b)(c)                                 15,000          14,999
MERRILL LYNCH & CO., INC.
   5.34%, 10/16/06                                        25,000          25,000
MORGAN STANLEY
   5.35%, 10/03/06                                        20,000          20,000
NORDEA BANK AB
   5.34%, 10/11/06 (c)                                    25,000          25,000
NORDEA BANK FINLAND, PLC
   5.27%, 10/02/06                                        23,000          23,000
ROYAL BANK OF CANADA
   5.26%, 10/03/06                                       100,000          99,984
ROYAL BANK OF SCOTLAND, PLC
   5.27%, 10/16/06                                        30,000          29,994
   5.28%, 10/19/06                                        50,000          49,999
   5.28%, 10/23/06                                        14,000          13,999
   5.32%, 10/23/06 (c)                                    20,000          20,000
SIGMA FINANCE, INC.
   5.33%, 10/16/06 (b)(c)                                 51,000          51,005
   5.36%, 12/27/06 (b)(c)                                 23,000          23,000
SOCIETE GENERALE
   5.30%, 10/02/06 (c)                                    15,000          15,000

SCHWAB ADVISOR CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SUMITOMO TRUST & BANKING CO.
   5.33%, 10/16/06                                        37,000          37,000
   5.33%, 10/23/06                                         2,000           2,000
SVENSKA HANDELSBANKEN AB
   5.27%, 10/03/06                                        25,000          25,000
TENDERFOOT SEASONAL HOUSING, L.L.C.
   5.37%, 10/05/06 (a)                                     2,885           2,885
THE GOLDMAN SACHS GROUP, INC.
   5.37%, 10/17/06 (c)(d)                                 77,000          77,000
WESTPAC BANKING CORP.
   5.30%, 10/16/06 (c)                                    25,000          25,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.29%, 10/10/06 (b)(c)                                  9,000           9,000
   5.29%, 10/10/06 (b)(c)                                  5,000           5,000
   5.29%, 10/20/06 (b)(c)                                  4,000           4,000
WHITE PINE FINANCE, L.L.C.
   5.29%, 10/10/06 (b)(c)                                 10,000           9,999
   5.29%, 10/12/06 (b)(c)                                 25,000          24,997
   5.29%, 10/20/06 (b)(c)                                 10,000           9,998
                                                                     -----------
                                                                         993,345


                                                        MATURITY
ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

OTHER INVESTMENTS 19.6% OF NET ASSETS

REPURCHASE AGREEMENTS 19.6%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S.
   Government Securities with a value of $72,420.
   5.28%, issued 08/31/2006, due 10/04/06                 71,354          71,000
Tri-Party Repurchase Agreement Collateralized by U.S.
   Government Securities with a value of $918,000
   5.37%, issued 09/29/2006, due 10/02/06                900,403         900,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement Collateralized by U.S.
   Government Securities with a value of $386,583.
   5.37%, 10/02/06                                       379,170         379,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S.
   Government Securities with a value of $102,001.
   5.27%, issued 08/30/2006, due 10/03/06                100,498         100,000
Tri-Party Repurchase Agreement Collateralized by U.S.
   Government Securities with a value of $4,470.
   5.37%, issued 09/29/2006, due 10/02/06                  4,380           4,379
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement Collateralized by U.S.
   Government Securities with a value of $153,001
   5.37%, issued 09/29/06, due 10/02/06.
   5.37%, 10/02/06                                       615,275         615,000
                                                                     -----------
                                                                       2,069,379

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $10,131,077.

At 09/30/06 portfolio holdings included illiquid and/or restricted securities as follows:

BLUE SPICE, L.L.C.
   5.44%, 10/04/06 (a)(b)(c)(d)                           10,000           9,996
   5.34%, 12/15/06 (a)(b)(c)(d)                           21,000          20,769
   5.34%, 12/18/06 (a)(b)(c)(d)                            4,000           3,954
                                                                     -----------
                                                                          34,719

THE GOLDMAN SACHS GROUP, INC.
   5.37%, 10/17/06 (c)(d)                                 77,000          77,000

(a) Credit-enhanced security.

(b) Asset-backed security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to 3,538,296 or 33.6 of net assets.

(d) Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
100.2%   MUNICIPAL SECURITIES                        8,137,667        8,137,667
--------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                           8,137,667        8,137,667
(0.2)%   OTHER ASSETS AND
         LIABILITIES                                                    (14,742)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   8,122,925

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 100.2% OF NET ASSETS

CALIFORNIA 97.9%
--------------------------------------------------------------------------------
ADELANTO PUBLIC UTILITY AUTH
Refunding RB (Utility System) Series 2005A
   3.70%, 10/02/06 (a)(b)(c)                              15,365          15,365
ALAMEDA CNTY IDA
RB (Aitchison Family Partnership) Series 1993A
   3.75%, 10/04/06 (a)(b)                                  2,520           2,520
RB (JMS Family Partnership) Series 1995A
   3.75%, 10/04/06 (a)(b)                                  1,000           1,000
RB (Scientific Technology) Series 1994A
   3.80%, 10/04/06 (a)(b)                                  2,000           2,000
ANAHEIM HOUSING AUTH
M/F Housing RB (Casa Granada Apts) Series 1997A
   3.65%, 10/05/06 (a)(b)                                  3,495           3,495
M/F Housing RB (Park Vista Apts) Series 2000D
   3.67%, 10/04/06 (a)(b)                                 21,000          21,000
M/F Housing RB (Port Trinidad Apts) Series 1997C
   3.65%, 10/05/06 (a)(b)                                  1,940           1,940
M/F Housing Refunding RB (Sage Park) Series 1998A
   3.67%, 10/05/06 (a)(b)                                  5,500           5,500
ASSOCIATION OF BAY AREA GOVERNMENTS
Bonds (Airport Premium Fare-Bart SFO Extension)
   Series 2002A
   3.77%, 10/05/06 (a)(b)(c)(d)                            9,995           9,995
COP (Harker School Foundation) Series 1998
   3.63%, 10/04/06 (a)(b)                                  4,200           4,200
M/F Housing RB (Artech Building) Series 1999A
   3.75%, 10/05/06 (a)(b)                                  3,200           3,200
M/F Housing RB (Crossing Apts) Series 2002A
   3.67%, 10/05/06 (a)(b)                                 64,450          64,450
M/F Housing RB (Miramar Apts) Series 2000A
   3.67%, 10/05/06 (a)(b)                                 30,000          30,000
M/F Housing RB (Mountain View Apts) Series 1997A
   3.72%, 10/05/06 (a)(b)                                  5,910           5,910
M/F Housing RB (Paragon Apts at the Crossing)
   Series 2005A
   3.70%, 10/05/06 (a)(b)                                 17,000          17,000
RB (Air Force Village West, Inc) Series 2005
   3.68%, 10/05/06 (a)(b)                                 11,500          11,500
RB (Brandeis Hillel Day School) Series 2001
   3.61%, 10/05/06 (a)(b)                                  9,765           9,765
RB (Francis Parker School) Series 2005
   3.61%, 10/05/06 (a)(b)                                  5,000           5,000
RB (Public Policy Institute of California)
   Series 2001A
   3.61%, 10/05/06 (a)(b)                                 10,000          10,000
BAY AREA TOLL AUTH
San Francisco Bay Area Toll Bridge RB Series 2001D
   3.74%, 10/05/06 (a)(b)(c)(d)                           10,125          10,125
San Francisco Bay Area Toll Bridge RB Series 2004A
   3.58%, 10/05/06 (a)(b)(c)                              11,300          11,300
San Francisco Bay Area Toll Bridge RB Series 2006F
   3.76%, 10/05/06 (a)(c)(d)                              49,255          49,255
CALIFORNIA
2006-07 RAN
   3.37%, 06/29/07                                        25,000          25,203
   3.38%, 06/29/07                                        50,000          50,403
   3.40%, 06/27/09                                        25,000          25,198
Economic Recovery Bonds Series 2004A
   3.66%, 10/04/06 (a)(c)(d)                              50,000          50,000
   3.74%, 10/05/06 (a)(b)(c)(d)                            8,872           8,872
   3.76%, 10/05/06 (a)(b)(c)(d)                           39,915          39,915
   3.76%, 10/05/06 (a)(c)(d)                              39,995          39,995
   3.77%, 10/05/06 (a)(c)(d)                              18,745          18,745
   3.77%, 10/05/06 (a)(b)(c)                              21,160          21,160

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Economic Recovery Bonds Series 2004C16
   3.59%, 10/04/06 (a)(b)(c)                              17,300          17,300
Economic Recovery Bonds Series 2004C18
   3.63%, 10/04/06 (a)(b)(c)                               1,000           1,000
Economic Recovery Bonds Series 2004C2
   3.65%, 10/02/06 (a)(c)                                  2,300           2,300
Economic Recovery Bonds Series 2004C3
   3.65%, 10/02/06 (a)(c)                                  1,100           1,100
Economic Recovery Bonds Series 2004C8
   3.65%, 10/02/06 (a)(b)                                  6,500           6,500
Economic Recovery Bonds Series 2004C9
   3.65%, 10/02/06 (a)(b)                                  3,335           3,335
GO Bonds
   3.74%, 10/05/06 (a)(b)(c)(d)                            7,870           7,870
   3.76%, 10/05/06 (a)(b)(c)(d)                           45,275          45,275
   3.77%, 10/05/06 (a)(b)(c)(d)                          156,705         156,705
   3.78%, 10/05/06 (a)(b)(c)(d)                           67,125          67,125
   3.79%, 10/05/06 (a)(b)(c)(d)                           19,800          19,800
GO Bonds Series 1999
   3.74%, 10/05/06 (a)(b)(c)(d)                           10,835          10,835
GO Bonds Series 2003C3
   3.63%, 10/05/06 (a)(b)                                 35,000          35,000
GO Bonds Series 2003C4
   3.67%, 10/05/06 (a)(b)                                  2,400           2,400
GO Bonds Series 2004A8
   3.59%, 10/05/06 (a)(b)                                 10,105          10,105
GO Bonds Series 2004B6
   3.63%, 10/05/06 (a)(b)                                 21,300          21,300
GO Bonds Series 2005B7
   3.65%, 10/02/06 (a)(b)                                  9,700           9,700
GO CP Notes
   3.46%, 10/05/06 (c)                                    37,950          37,950
   3.45%, 10/06/06 (c)                                    21,750          21,750
   3.41%, 10/18/06 (c)                                    18,500          18,500
   3.48%, 11/02/06 (c)                                    31,000          31,000
   3.50%, 11/03/06 (c)                                    37,500          37,500
   3.50%, 11/06/06 (c)                                    82,500          82,500
   3.48%, 11/07/06 (c)                                    25,000          25,000
   3.49%, 11/07/06 (c)                                    43,800          43,800
   3.54%, 11/07/06 (c)                                    47,700          47,700
   3.45%, 11/08/06 (c)                                    43,000          43,000
   3.48%, 11/09/06 (c)                                    60,000          60,000
   3.54%, 11/21/06 (c)                                    24,000          24,000
   3.47%, 12/06/06 (c)                                    36,300          36,300
GO Refunding Bonds
   3.77%, 10/05/06 (a)(b)(c)(d)                           36,260          36,260
GO Refunding Bonds Series 2005
   3.77%, 10/05/06 (a)(b)(c)                              22,655          22,655
Various Purpose GO Bonds
   3.73%, 10/05/06 (a)(b)(c)(d)                           37,665          37,665
   3.74%, 10/05/06 (a)(b)(c)                              31,365          31,365
   3.76%, 10/05/06 (a)(b)(c)(d)                            4,810           4,810
Various Purpose GO Bonds Series 2003
   3.77%, 10/05/06 (a)(b)(c)                              13,790          13,790
Various Purpose GO Bonds Series 2006
   3.77%, 10/05/06 (a)(b)(c)                               9,780           9,780
Veterans GO Bonds Series CB
   3.80%, 10/05/06 (a)(b)(c)(d)                            9,375           9,375
CALIFORNIA DEPT OF WATER RESOURCES
Power Supply RB Series 2002B3
   3.65%, 10/02/06 (a)(b)                                  3,860           3,860
Power Supply RB Series 2002C11
   3.60%, 10/05/06 (a)(b)                                  3,100           3,100
Power Supply RB Series 2002C17
   3.65%, 10/05/06 (a)(b)                                 10,450          10,450
Power Supply RB Series 2002C4
   3.60%, 10/05/06 (a)(b)                                 51,000          51,000
Power Supply RB Series 2002C7
   3.59%, 10/05/06 (a)(b)(c)                              31,450          31,450
Power Supply RB Series 2002C8
   3.50%, 10/05/06 (a)(b)                                  3,000           3,000
Power Supply RB Series 2002C9
   3.55%, 10/05/06 (a)(b)                                 29,785          29,785
Power Supply RB Series 2005F4
   3.80%, 10/02/06 (a)(b)                                  7,500           7,500
Power Supply RB Series 2005G13
   3.62%, 10/05/06 (a)(b)(c)                               6,650           6,650
Power Supply RB Series 2005G3
   3.59%, 10/05/06 (a)(b)(c)                              35,230          35,230
Power Supply RB Series 2005G6
   3.73%, 10/05/06 (a)(b)(c)                              29,500          29,500
Water Refunding RB (Big Bear Lake) Series 1996
   3.77%, 10/05/06 (a)(b)(c)(d)                            8,445           8,445
CALIFORNIA ECONOMIC DEVELOPMENT FINANCING AUTH
Airport Facilities RB (Mercury Air Group)
   Series 1998
   3.67%, 10/05/06 (a)(b)                                 12,000          12,000
IDRB (Calco) Series 1997
   3.74%, 10/04/06 (a)(b)                                    400             400
IDRB (Gaiser Tool Company) Series 1997
   3.75%, 10/04/06 (a)(b)                                  1,315           1,315
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (California Institute of Technology)
   Series 2006A
   3.57%, 10/05/06 (a)                                    25,000          25,000
RB (California Institute of Technology)
   Series 2006B
   3.50%, 10/05/06 (a)                                    33,500          33,500
RB (Chapman University) Series 2000
   3.57%, 10/04/06 (a)(b)                                  4,500           4,500
RB (University of Judaism) Series 1998A
   3.81%, 10/05/06 (a)(b)                                  5,100           5,100
RB (University of San Francisco) Series 1996
   3.74%, 10/05/06 (a)(b)(c)(d)                            8,995           8,995
Refunding RB (Pepperdine University) Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                           20,835          20,835

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
Hospital RB (Adventist Health System/West)
   Series 1998A
   3.79%, 10/02/06 (a)(b)(c)                               4,000           4,000
Hospital RB (Adventist Health System/West)
   Series 1998B
   3.79%, 10/02/06 (a)(b)(c)                               1,000           1,000
Insured RB (Southern California Presbyterian Homes)
   Series 1998
   3.68%, 10/04/06 (a)(b)(c)                              14,700          14,700
RB (Kaiser Permanente) Series 1998A
   3.77%, 10/05/06 (a)(b)(c)(d)                            9,995           9,995
RB (Kaiser Permanente) Series 2006C
   3.64%, 10/04/06 (a)                                   150,000         150,000
RB (Kaiser Permanente) Series 2006E
   3.45%, 11/08/06                                        20,000          20,000
   3.48%, 12/12/06                                        15,000          15,000
Refunding RB (Cedars-Sinai Medical Center)
   Series 2005
   3.77%, 10/05/06 (a)(b)(c)                               2,425           2,425
CALIFORNIA HFA
Home Mortgage RB Series 2001R
   3.81%, 10/02/06 (a)(b)(c)                               1,575           1,575
   3.81%, 10/02/06 (a)(b)                                  2,845           2,845
Home Mortgage RB Series 2002F
   3.83%, 10/02/06 (a)(b)(c)                               4,175           4,175
Home Mortgage RB Series 2003H
   3.72%, 10/04/06 (a)(b)(c)                              19,325          19,325
Home Mortgage RB Series 2003K
   3.68%, 10/04/06 (a)(c)                                  6,900           6,900
Home Mortgage RB Series 2003M
   3.83%, 10/02/06 (a)(c)                                  9,000           9,000
Home Mortgage RB Series 2005B
   3.75%, 10/04/06 (a)(c)                                 60,550          60,550
Home Mortgage RB Series 2005H
   3.84%, 10/02/06 (a)(c)                                  6,000           6,000
M/F Housing RB III Series 2002A
   3.72%, 10/04/06 (a)(c)                                 28,440          28,440
M/F Housing RB III Series 2002E
   3.72%, 10/04/06 (a)(c)                                 58,850          58,850
M/F Housing RB III Series 2005B
   3.72%, 10/04/06 (a)(b)(c)                              57,590          57,590
S/F Mortgage RB Draw Down Series 2004B1
   3.81%, 10/05/06 (a)(b)(c)(d)                           29,035          29,035
CALIFORNIA INFRASTRUCTURE AND ECONOMIC
DEVELOPMENT BANK
IDRB (American-De Rosa Lamp Arts) Series 1999
   3.80%, 10/04/06 (a)(b)                                  4,950           4,950
IDRB (Fairmont Sign Co) Series 2000A
   3.91%, 10/05/06 (a)(b)                                  4,250           4,250
IDRB (Nelson Name Plate Co) Series 1999
   3.69%, 10/05/06 (a)(b)                                  2,750           2,750
IDRB (Roller Bearing Co) Series 1999
   3.89%, 10/04/06 (a)(b)                                  2,400           2,400
Insured RB (Rand Corp) Series 2002B
   3.60%, 10/02/06 (a)(b)(c)(d)                            2,550           2,550
RB (Asian Art Museum Foundation of SF) Series 2005
   3.79%, 10/02/06 (a)(b)(c)                               5,200           5,200
RB (Bay Area Toll Bridges Seismic Retrofit)
   Series 2003A
   3.74%, 10/05/06 (a)(b)(c)                              32,540          32,540
   3.76%, 10/05/06 (a)(b)(c)(d)                           17,775          17,775
RB (California Independent System Operator Corp)
   Series 2004A
   3.68%, 10/04/06 (a)(b)(c)                              10,935          10,935
RB (SRI International) Series 2003A
   3.60%, 10/05/06 (a)(b)                                  3,950           3,950
RB (The Contemporary Jewish Museum) Series 2006
   3.60%, 10/05/06 (a)(b)                                  4,000           4,000
RB (The J. Paul Getty Trust) Series 2004B
   3.25%, 02/02/07 (a)                                    45,250          45,242
CALIFORNIA POLLUTION CONTROL FINANCE AUTH
Refunding RB (Pacific Gas and Electric)
   Series 1996A
   3.79%, 10/05/06 (a)(b)(c)(d)                           34,115          34,115
Resource Recovery RB (Sanger) Series 1990A
   3.71%, 10/04/06 (a)(b)                                 19,200          19,200
Resource Recovery RB (Wadham Energy) Series 1987B
   3.85%, 10/04/06 (a)(b)                                  1,800           1,800
Solid Waste Disposal RB (Ag Resources III)
   Series 2004
   3.76%, 10/04/06 (a)(b)                                  2,790           2,790
Solid Waste Disposal RB (Agrifab) Series 2003
   3.76%, 10/04/06 (a)(b)                                  2,900           2,900
Solid Waste Disposal RB (Alameda Cnty Industries)
   Series 2000A
   3.76%, 10/04/06 (a)(b)                                  2,975           2,975
Solid Waste Disposal RB (Athens Disposal Co)
   Series 1995A
   3.76%, 10/04/06 (a)(b)                                  7,555           7,555
Solid Waste Disposal RB (Athens Disposal Co)
   Series 1999A
   3.76%, 10/04/06 (a)(b)                                  4,410           4,410
Solid Waste Disposal RB (Athens Services)
   Series 2001A
   3.76%, 10/04/06 (a)(b)                                  3,305           3,305
Solid Waste Disposal RB (Athens Services)
   Series 2006A
   3.76%, 10/04/06 (a)(b)                                 22,400          22,400
Solid Waste Disposal RB (Atlas Disposal Industries)
   Series 1999A
   3.76%, 10/04/06 (a)(b)                                  3,000           3,000
Solid Waste Disposal RB (BLT Enterprises of Fremont)
   Series 2005A
   3.81%, 10/04/06 (a)(b)                                  7,280           7,280

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Solid Waste Disposal RB (BLT Enterprises of
   Sacramento)
   Series 1999A
   3.76%, 10/04/06 (a)(b)                                  6,045           6,045
Solid Waste Disposal RB (Blue Line Transfer)
   Series 1999A
   3.76%, 10/04/06 (a)(b)                                  3,895           3,895
Solid Waste Disposal RB (Blue Line Transfer)
   Series 2001A
   3.76%, 10/04/06 (a)(b)                                  3,810           3,810
Solid Waste Disposal RB (Burrtec Waste and
   Recycling Services LLC) Series 2006A
   3.76%, 10/04/06 (a)(b)                                  9,210           9,210
Solid Waste Disposal RB (Burrtec Waste Group)
   Series 2004
   3.76%, 10/04/06 (a)(b)                                  5,955           5,955
Solid Waste Disposal RB (Burrtec Waste Group)
   Series 2006A
   3.76%, 10/04/06 (a)(b)                                 18,445          18,445
Solid Waste Disposal RB (Burrtec Waste
   Industries) Series 1997B
   3.76%, 10/04/06 (a)(b)                                  3,200           3,200
Solid Waste Disposal RB (California Waste
   Solutions) Series 2002A
   3.76%, 10/04/06 (a)(b)                                  6,745           6,745
Solid Waste Disposal RB (California Waste
   Solutions) Series 2004A
   3.76%, 10/04/06 (a)(b)                                  8,350           8,350
Solid Waste Disposal RB (Cedar Avenue Recycling
   and Transfer Station LP)
   3.76%, 10/04/06 (a)(b)                                  2,845           2,845
Solid Waste Disposal RB (Cold Canyon Landfill)
   Series 1998A
   3.76%, 10/04/06 (a)(b)                                  5,845           5,845
Solid Waste Disposal RB (Contra Costa Waste Service)
   Series 1995A
   3.76%, 10/04/06 (a)(b)                                  1,700           1,700
Solid Waste Disposal RB (CR&R Inc) Series 1995A
   3.79%, 10/04/06 (a)(b)                                  3,160           3,160
Solid Waste Disposal RB (CR&R Inc) Series 2000A
   3.79%, 10/04/06 (a)(b)                                  2,860           2,860
Solid Waste Disposal RB (CR&R Inc) Series 2002A
   3.79%, 10/04/06 (a)(b)                                  3,900           3,900
Solid Waste Disposal RB (CR&R Inc) Series 2006A
   3.79%, 10/04/06 (a)(b)                                  7,840           7,840
Solid Waste Disposal RB (Desert Properties LLC)
   Series 2006B
   3.81%, 10/04/06 (a)(b)                                  2,245           2,245
Solid Waste Disposal RB (EDCO Disposal Corp)
   Series 1996A
   3.76%, 10/04/06 (a)(b)                                 12,345          12,345
Solid Waste Disposal RB (EDCO Disposal Corp)
   Series 2004A
   3.76%, 10/04/06 (a)(b)                                 21,755          21,755
Solid Waste Disposal RB (Escondido Disposal/Jemco
   Equipment Corp) Series 1998A
   3.76%, 10/04/06 (a)(b)                                  7,845           7,845
Solid Waste Disposal RB (Federal Disposal Service)
   Series 2001A
   3.81%, 10/04/06 (a)(b)                                  1,400           1,400
Solid Waste Disposal RB (Greenteam of San Jose)
   Series 1997A
   3.76%, 10/04/06 (a)(b)                                    960             960
Solid Waste Disposal RB (Greenteam of San Jose)
   Series 2001A
   3.76%, 10/04/06 (a)(b)                                  8,505           8,505
Solid Waste Disposal RB (Greenwaste of Tehama)
   Series 1999A
   3.76%, 10/04/06 (a)(b)                                    700             700
Solid Waste Disposal RB (GreenWaste Recovery, Inc)
   Series 2006A
   3.81%, 10/04/06 (a)(b)                                  3,080           3,080
Solid Waste Disposal RB (Madera Disposal Systems Inc)
   Series 1998A
   3.76%, 10/04/06 (a)(b)                                  1,800           1,800
Solid Waste Disposal RB (Marborg Industries)
   Series 2000A
   3.76%, 10/04/06 (a)(b)                                  3,815           3,815
Solid Waste Disposal RB (Marin Sanitary Service)
   Series 2006A
   3.81%, 10/04/06 (a)(b)                                  4,115           4,115
Solid Waste Disposal RB (Metropolitan Recycling Corp)
   Series 2000B
   3.81%, 10/04/06 (a)(b)                                  2,560           2,560
Solid Waste Disposal RB (Mottra Corp) Series 2002A
   3.81%, 10/04/06 (a)(b)                                  1,910           1,910
Solid Waste Disposal RB (Napa Recycling and Waste
   Services) Series 2005A
   3.81%, 10/04/06 (a)(b)                                  5,155           5,155
Solid Waste Disposal RB (Norcal Waste System)
   Series 2001
   3.76%, 10/04/06 (a)(b)                                 16,135          16,135
Solid Waste Disposal RB (Norcal Waste System)
   Series 2002A
   3.76%, 10/04/06 (a)(b)                                 12,000          12,000
Solid Waste Disposal RB (Norcal Waste System)
   Series 2003A
   3.76%, 10/04/06 (a)(b)                                 16,000          16,000
Solid Waste Disposal RB (Orange Ave Disposal Co)
   Series 2002A
   3.76%, 10/04/06 (a)(b)                                  5,950           5,950
Solid Waste Disposal RB (Ratto Group of Companies)
   Series 2001A
   3.76%, 10/04/06 (a)(b)                                  7,515           7,515
Solid Waste Disposal RB (Sanco Services)
   Series 2002A
   3.76%, 10/04/06 (a)(b)                                  5,535           5,535
Solid Waste Disposal RB (Santa Clara Valley
   Industries) Series 1998A
   3.81%, 10/04/06 (a)(b)                                  1,800           1,800

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Solid Waste Disposal RB (Solag Disposal)
   Series 1997A
   3.79%, 10/04/06 (a)(b)                                  2,135           2,135
Solid Waste Disposal RB (Specialty Solid Waste and
   Recycling) Series 2001A
   3.81%, 10/04/06 (a)(b)                                  1,300           1,300
Solid Waste Disposal RB (Talco Plastics)
   Series 1997A
   3.80%, 10/04/06 (a)(b)                                  3,125           3,125
Solid Waste Disposal RB (Valley Vista Services)
   Series 2003A
   3.76%, 10/04/06 (a)(b)                                  3,905           3,905
Solid Waste Disposal RB (West Valley MRF)
   Series 1997A
   3.81%, 10/04/06 (a)(b)                                  2,525           2,525
Solid Waste Disposal RB (Zanker Road Landfill)
   Series 1999C
   3.81%, 10/04/06 (a)(b)                                  4,540           4,540
CALIFORNIA PUBLIC WORKS BOARD
Lease RB (University of California) Series 1997C
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,900          10,900
Lease RB (University of California) Series 2005C
   3.77%, 10/05/06 (a)(c)(d)                              21,965          21,965
Lease RB Series 1999A
   3.77%, 10/04/06 (a)(b)(c)(d)                            9,985           9,985
Lease RB Series 2005E
   3.77%, 10/05/06 (a)(b)(c)(d)                           11,100          11,100
Lease Refunding RB (Dept of Corrections and
   Rehabilitation) Series 2005J
   3.77%, 10/05/06 (a)(b)(c)(d)                           24,940          24,940
Lease Refunding RB (Dept of Corrections)
   Series 1993A
   3.74%, 10/05/06 (a)(b)(c)(d)                            3,000           3,000
CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
COP (2006-2007 TRAN) Series A
   3.50%, 07/06/07 (b)                                    55,000          55,405
CALIFORNIA STATE UNIVERSITY
Systemwide RB Series 2005C
   3.77%, 10/05/06 (a)(b)(c)(d)                           25,895          25,895
CALIFORNIA STATE UNIVERSITY INSTITUTE
TECP Series A
   3.54%, 12/01/06 (b)                                    20,385          20,385
CALIFORNIA STATE UNIVERSITY TRUSTEES
Systemwide RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)                               5,900           5,900
Systemwide RB Series 2005C
   3.76%, 10/05/06 (a)(b)(c)                              20,260          20,260
   3.77%, 10/05/06 (a)(b)(c)(d)                           43,655          43,655
   3.77%, 10/05/06 (a)(b)(c)                               3,000           3,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
COP (Sutter Health Obligated Group) Series 2004
   3.74%, 10/05/06 (a)(c)(b)(d)                           28,435          28,435
COP (Sutter Health Related Group)
   3.77%, 10/04/06 (a)(b)(c)(d)                            5,000           5,000
IDRB (Biocol Investments) Series 1997B
   3.86%, 10/04/06 (a)(b)                                  1,405           1,405
IDRB (Golden Valley Grape Juice and Wine)
   Series 1998
   3.81%, 10/04/06 (a)(b)                                    420             420
IDRB (Integrated Rolling Co) Series 1999A
   3.69%, 10/05/06 (a)(b)                                    900             900
IDRB (RL Group) Series 1998C
   3.81%, 10/04/06 (a)(b)                                  1,410           1,410
M/F Housing RB (Agave at Elk Grove Apts)
   Series 2003DD
   3.67%, 10/05/06 (a)(b)                                 15,100          15,100
M/F Housing RB (Bay Vista at MeadowPark Apts)
   Series 2003NN1
   3.70%, 10/05/06 (a)(b)                                 15,000          15,000
M/F Housing RB (Bay Vista at MeadowPark Apts)
   Series 2003NN2
   3.70%, 10/05/06 (a)(b)                                  5,000           5,000
M/F Housing RB (Creekside at MeadowPark Apts)
   Series 2002HH
   3.67%, 10/05/06 (a)(b)                                 10,035          10,035
M/F Housing RB (Cypress Villa Apts) Series 2000F
   3.67%, 10/05/06 (a)(b)                                  4,725           4,725
M/F Housing RB (Dublin Ranch Senior Apts)
   Series 2003OO
   3.70%, 10/05/06 (a)(b)                                 15,090          15,090
M/F Housing RB (Dublin Ranch Senior Apts)
   Series 2006G
   3.70%, 10/05/06 (a)(b)                                  5,010           5,010
M/F Housing RB (Emerald Gardens Apts) Series 2000E
   3.67%, 10/05/06 (a)(b)                                  7,320           7,320
M/F Housing RB (Fairway Family Apts) Series 2003PP
   3.70%, 10/05/06 (a)(b)                                 30,000          30,000
M/F Housing RB (Fairway Family Apts) Series 2006H
   3.70%, 10/05/06 (a)(b)                                  7,000           7,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY
   3.67%, 10/05/06 (a)(b)                                  6,900           6,900
M/F Housing RB (Kimberly Woods Apts) Series 1995B
   3.67%, 10/04/06 (a)(b)                                 13,400          13,400
M/F Housing RB (Las Flores Village Apts)
   Series 2004JJ
   3.70%, 10/05/06 (a)(b)                                 13,500          13,500
M/F Housing RB (Laurel Park Senior Apts)
   Series 2002H
   3.75%, 10/05/06 (a)(b)                                  5,500           5,500
M/F Housing RB (Los Padres Apts) Series 2003E
   3.67%, 10/05/06 (a)(b)                                 10,750          10,750

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Housing RB (Marlin Cove Apts) Series 2000V
   3.67%, 10/05/06 (a)(b)                                 16,000          16,000
M/F Housing RB (Oak Center Towers) Series 2005L
   3.67%, 10/05/06 (a)(b)                                 11,450          11,450
M/F Housing RB (Oakmont of Concord) Series 2002Q
   3.67%, 10/05/06 (a)(b)(d)                              25,000          25,000
M/F Housing RB (Park David Senior Apts)
   Series 1999D
   3.67%, 10/05/06 (a)(b)                                  8,220           8,220
M/F Housing RB (Plaza Club Apts) Series 1997A
   3.71%, 10/05/06 (a)(b)                                 14,790          14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
   Series 2004EE
   3.70%, 10/05/06 (a)(b)                                 13,000          13,000
M/F Housing RB (Sagewood At Stonebridge Estates)
   Series 2005CC
   3.67%, 10/05/06 (a)(b)                                  9,100           9,100
M/F Housing RB (Silvercrest Residence) Series
   2003EEE
   3.67%, 10/05/06 (a)(b)                                 16,005          16,005
M/F Housing RB (The Belmont) Series 2005F
   3.67%, 10/05/06 (a)(b)                                 10,500          10,500
M/F Housing RB (The Crossings Senior Apts-Phase II)
   Series 2005J
   3.70%, 10/05/06 (a)(b)                                 14,850          14,850
M/F Housing RB (Valley Palms Apts) Series 2002C
   3.67%, 10/05/06 (a)(b)                                 12,000          12,000
M/F Housing RB (Villas at Hamilton Apts)
   Series 2001HH
   3.67%, 10/05/06 (a)(b)                                 11,440          11,440
M/F Housing RB (Wilshire Court Apts) Series 2003M
   3.67%, 10/05/06 (a)(b)                                 15,000          15,000
M/F Housing RB (Wilshire Court Apts) Series 2004AAA
   3.67%, 10/05/06 (a)(b)                                 15,000          15,000
M/F Housing RB (Woodsong Apts) Series 1997B
   3.65%, 10/05/06 (a)(b)                                  3,127           3,127
M/F Housing RB (Wyndover Apts) Series 2004LL
   3.67%, 10/05/06 (a)(b)                                 17,450          17,450
M/F Housing Refunding RB (Crystal View Apts)
   Series 2004A
   3.67%, 10/05/06 (a)(b)                                  7,075           7,075
RB (Elder Care Alliance) Series 2000
   3.68%, 10/04/06 (a)(b)                                 12,560          12,560
RB (Gemological Institute) Series 2001
   3.61%, 10/05/06 (a)(b)(c)                                 580             580
RB (Japanese American National Museum) Series 2000A
   3.66%, 10/05/06 (a)(b)                                  4,400           4,400
RB (Jewish Federation Council of Greater
   Los Angeles) Series 2000A
   3.81%, 10/05/06 (a)(b)                                  2,100           2,100
RB (Kaiser Permanente) Series 2003B
   3.64%, 10/04/06 (a)                                     5,000           5,000
RB (Kaiser Permanente) Series 2004K
   3.70%, 10/18/06                                        14,000          14,000
   3.52%, 11/09/06                                        20,000          20,000
   3.65%, 11/14/06                                        24,700          24,700
   3.47%, 12/12/06                                        11,000          11,000
RB (Kaiser Permanente) Series 2004M
   3.64%, 10/04/06 (a)                                     8,000           8,000
RB (Kaiser Permanente) Series 2006B
   3.77%, 10/05/06 (a)(b)(c)                              10,800          10,800
RB (Kaiser Permanente) Series 2006D
   3.48%, 10/12/06                                        26,500          26,500
   3.48%, 12/12/06                                        20,000          20,000
RB (Laurence School) Series 2003
   3.61%, 10/05/06 (a)(b)                                  3,145           3,145
RB (National Public Radio) Series 2002
   3.74%, 10/04/06 (a)(b)                                  1,365           1,365
RB (Painted Turtle) Series 2003
   3.61%, 10/05/06 (a)(b)                                 13,650          13,650
TRAN Series 2006A2
   3.57%, 06/29/07                                        15,865          15,971
TRAN Series 2006A3
   3.57%, 06/29/07                                        10,000          10,067
   3.61%, 06/29/07                                        12,500          12,580
TRAN Series 2006A4
   3.56%, 06/29/07                                         5,000           5,034
   3.58%, 06/29/07                                        33,000          33,217
TRAN Series 2006A5
   3.57%, 06/29/07                                        15,000          15,100
   3.61%, 06/29/07                                        16,000          16,102
CARLSBAD
M/F Housing Refunding RB (Santa Fe Ranch Apts)
   Series 1993A
   3.63%, 10/05/06 (a)(b)                                 14,400          14,400
CENTRAL UNIFIED SD
GO Refunding Bonds Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                           11,855          11,855
COAST COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2006B
   3.76%, 10/05/06 (a)(b)(c)(d)                            7,500           7,500
GO Bonds (Election of 2002) Series 2006C
   3.80%, 10/05/06 (a)(b)(c)                              16,490          16,490
CONTRA COSTA CNTY
M/F Mortgage RB (El Cerrito Royale) Series 1987A
   3.67%, 10/05/06 (a)(b)                                  2,480           2,480
CONTRA COSTA WATER DISTRICT
Refunding RB Series N
   3.74%, 10/05/06 (a)(b)(c)(d)                           10,320          10,320
DAVIS COMMUNITY FACILITIES DISTRICT
NO.1992-2
Special Tax Bonds (East Davis Mace Ranch Area
   II) Series 2000
   3.63%, 10/05/06 (a)(b)                                  3,075           3,075

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
DESERT SANDS UNIFIED SD
GO Bonds (Election of 2001) Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                           11,150          11,150
   3.59%, 06/01/07                                        16,665          16,737
DIAMOND BAR PUBLIC FINANCING AUTH
Lease RB (Community/Senior Center) Series 2002A
   3.85%, 10/04/06 (a)(b)                                  5,590           5,590
DUBLIN HOUSING AUTH
M/F Housing RB (Park Sierra At Iron Horse Trail)
   Series 1998A
   3.68%, 10/04/06 (a)(b)                                 14,900          14,900
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Subordinated RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                           11,520          11,520
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue COP Series 2003B
   3.60%, 10/05/06 (a)(b)(c)                              34,075          34,075
EL CAJON REDEVELOPMENT AGENCY
M/F Housing RB (Park-Mollison and Madison Apts)
   Series 1998
   3.71%, 10/05/06 (a)(b)                                  4,800           4,800
EL CAMINO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2006B
   3.77%, 10/05/06 (a)(b)(c)(d)                            2,900           2,900
GO Bonds Series 2003A
   3.75%, 10/05/06 (a)(b)(c)(d)                           16,100          16,100
ELK GROVE UNIFIED SD
Community Facilities District No.1 Special Tax
   Bonds (Election of 1998) Series 2005
   3.74%, 10/05/06 (a)(b)(c)(d)                           17,050          17,050
EMERYVILLE REDEVELOPMENT AGENCY
M/F Housing RB (Bay St Apts) Series 2002A
   3.72%, 10/05/06 (a)(b)                                 81,715          81,715
ESCONDIDO
M/F Housing RB (Via Roble Apts) Series 2003A
   3.67%, 10/05/06 (a)(b)                                  6,900           6,900
EVERGREEN ELEMENTARY SD
GO Refunding Bonds Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                           16,150          16,150
FILLMORE PUBLIC FINANCING AUTH
RB (Central City Redevelopment Area) Series 2003A
   3.66%, 10/05/06 (a)(b)                                  2,565           2,565
FOOTHILL-DEANZA COMMUNITY COLLEGE
DISTRICT
GO Bonds Series A
   3.77%, 10/04/06 (a)(c)(d)                               9,960           9,960
FRESNO IDA
IDRB (Keiser Corp) Series 1997
   3.80%, 10/04/06 (a)(b)                                  1,250           1,250
GOLDEN STATE TOBACCO SECURITIZATION CORP
Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2005A
   3.74%, 10/05/06 (a)(b)(c)(d)                           36,000          36,000
   3.76%, 10/05/06 (a)(b)(c)(d)                           16,755          16,755
   3.76%, 10/05/06 (a)(b)(c)                              10,050          10,050
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,350          10,350
   3.78%, 10/05/06 (a)(b)(c)(d)                           15,000          15,000
GOLDEN WEST SCHOOLS FINANCING AUTH
GO RB (Beverly Hills Unified SD) Series 2005
   3.76%, 10/05/06 (a)(b)(c)(d)                            8,880           8,880
GROSSMONT UNION HIGH SD
GO Bonds (Election of 2004) Series 2006
   3.80%, 10/05/06 (a)(b)(c)(d)                            5,575           5,575
HAYWARD
M/F Housing RB (Lord Tennyson Apts) Series 2005A
   3.70%, 10/05/06 (a)(b)                                 13,915          13,915
M/F Housing RB (Shorewood Apts) Series 1984A
   3.66%, 10/05/06 (a)(b)                                 12,100          12,100
HAYWARD HOUSING AUTH
M/F Mortgage Refunding RB (Huntwood Terrace
   Apts) Series 1993A
   3.62%, 10/04/06 (a)(b)                                  5,155           5,155
HEMET UNIFIED SD
COP (2006 School Facilities) Series 2006
   3.85%, 10/01/36 (b)(c)                                 19,445          19,445
HERCULES PUBLIC FINANCING AUTH
Lease RB Series 2003A
   3.61%, 10/05/06 (a)(b)                                  7,000           7,000
HUNTINGTON BEACH
M/F Housing RB (Five Points Seniors) Series 1991A
   3.71%, 10/05/06 (a)(b)                                  9,500           9,500
HUNTINGTON PARK REDEVELOPMENT
AGENCY
M/F Housing RB (Casa Rita Apts) Series 1994A
   3.71%, 10/05/06 (a)(b)                                  4,950           4,950
IRVINE
Lease RB (Capital Improvement) Series 1985
   3.68%, 10/05/06 (a)(b)                                  2,000           2,000
IRVINE RANCH WATER DISTRICT
Consolidated Series 1995 GO of Improvement
   Districts No.140, 240, 105, & 250
   3.65%, 10/02/06 (a)(b)                                  1,200           1,200
Sewer Bonds (Improvement District
   No.284-Election 1988)
   Series A
   3.65%, 10/02/06 (a)(b)                                    400             400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
IRWINDALE COMMUNITY REDEVELOPMENT AGENCY
Tax Allocation Refunding Parity Bonds (City
   Industrial Development) Series 2006
   3.76%, 10/05/06 (a)(b)(c)(d)                            7,120           7,120
KERN CNTY
2006-07 TRAN
   3.50%, 06/29/07                                        25,000          25,179
   3.58%, 06/29/07                                        55,000          55,363
LONG BEACH HARBOR
RB Series 2002A
   3.69%, 10/04/06 (a)(b)(c)                              17,845          17,845
Refunding RB Series 2005A
   3.74%, 10/05/06 (a)(b)(c)(d)                            8,155           8,155
   3.79%, 10/05/06 (a)(b)(c)(d)                            2,540           2,540
LONG BEACH HARBOR FACILITY CORP
Harbor TECP Series A
   3.52%, 12/06/06 (c)                                    31,400          31,400
   3.55%, 12/06/06 (c)                                    28,750          28,750
LOS ANGELES
2006 TRAN
   3.73%, 06/29/07                                        50,000          50,276
   3.75%, 06/29/07                                        50,000          50,270
GO Refunding Bonds Series 1998A
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,150           4,150
M/F Housing RB (Beverly Park Apts) Series 1988A
   3.67%, 10/02/06 (a)(b)                                 34,000          34,000
M/F Housing RB (Channel Gateway Apts) Series 1989B
   3.69%, 10/05/06 (a)(b)                                  8,250           8,250
M/F Housing RB (Fountain Park Phase II)
   Series 2000B
   3.72%, 10/05/06 (a)(b)                                 33,615          33,615
M/F Housing RB Series 1985K
   3.65%, 10/03/06 (a)(b)                                    852             852
M/F Housing Refunding RB (Tri-City) Series 2001I
   3.72%, 10/05/06 (a)(b)                                    600             600
Sanitation Equipment Charge RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            5,505           5,505
Wastewater System Subordinate Refunding RB
   Series 2006A
   3.60%, 10/05/06 (a)(b)(c)                              16,200          16,200
Wastewater System Subordinate Refunding RB
   Series 2006B1
   3.52%, 10/05/06 (a)(b)(c)                               9,465           9,465
Wastewater System Subordinate Refunding RB
   Series 2006C
   3.66%, 10/05/06 (a)(b)(c)                              10,000          10,000
Wastewater System Subordinate Refunding RB
   Series 2006D
   3.67%, 10/05/06 (a)(b)(c)                               5,000           5,000
LOS ANGELES CNTY
2006-07 TRAN Series A
   3.50%, 06/29/07                                        60,000          60,430
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
Prop A First Tier Sr Sales Tax RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,445           4,445
Sales Tax RB Series 1997A
   3.77%, 10/04/06 (a)(b)(c)(d)                           23,830          23,830
Second Subordinate Sales Tax Revenue CP Series A
   3.49%, 11/03/06 (b)                                    21,349          21,349
   3.51%, 11/06/06 (b)                                    36,650          36,650
Sr Sales Tax RB Series 2001A
   3.75%, 10/05/06 (a)(b)(c)(d)                           12,600          12,600
Sr Sales Tax Refunding RB Series 2001B
   3.77%, 10/05/06 (a)(b)(c)(d)                           24,750          24,750
LOS ANGELES CNTY SCHOOLS POOLED
FINANCING PROGRAM
Pooled Financing (Pooled TRANS Participation)
   Series 2006-07 A
   3.50%, 06/29/07 (b)                                     5,450           5,489
LOS ANGELES COMMUNITY COLLEGE
DISTRICT
GO Refunding Bonds (2001 Election) Series 2005A
   3.74%, 10/05/06 (a)(b)(c)(d)                            8,090           8,090
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
M/F Housing RB (Metropolitan Lofts Apts)
   Series 2002A
   3.70%, 10/05/06 (a)(b)                                 17,750          17,750
M/F Housing RB (Wilshire Station Apts) Series 2003A
   3.88%, 10/02/06 (a)(b)                                 45,000          45,000
M/F Housing RB (Wilshire Station Apts) Series 2004A
   3.88%, 10/02/06 (a)(b)                                  8,275           8,275
LOS ANGELES DEPT OF WATER AND POWER
Power Supply RB Series 2005A1
   3.76%, 10/05/06 (a)(b)(c)(d)                           45,000          45,000
Power System RB Series 2001A
   3.77%, 10/05/06 (a)(b)(c)(d)                           24,750          24,750
Power System RB Series 2001A1
   3.77%, 10/05/06 (a)(b)(c)(d)                           15,000          15,000
   3.78%, 10/05/06 (a)(c)(d)                               7,120           7,120
Power System RB Series 2005A1
   3.74%, 10/05/06 (a)(b)(c)                               8,140           8,140
Power System RB Series 2005A2
   3.74%, 10/05/06 (a)(b)(c)(d)                           20,800          20,800
Power System Revenue CP Notes
   3.50%, 11/06/06 (c)                                    17,500          17,500
   3.65%, 11/07/06 (c)                                    57,000          57,000
   3.50%, 11/08/06 (c)                                    40,000          40,000
   3.47%, 12/06/06 (c)                                    30,000          30,000
Water System RB Series 2001A
   3.74%, 10/05/06 (a)(b)(c)(d)                           13,555          13,555
Water System RB Series 2006A1
   3.76%, 10/05/06 (a)(b)(c)(d)                            8,525           8,525
Water System RB Series 2006A2
   3.76%, 10/05/06 (a)(b)(c)(d)                           13,400          13,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Water Works RB Series 1999
   3.77%, 10/04/06 (a)(b)(c)(d)                           22,090          22,090
LOS ANGELES HARBOR
RB Series 2006D
   3.77%, 10/05/06 (a)(b)(c)                              12,710          12,710
Refunding RB Series 2005 A&B
   3.77%, 10/05/06 (a)(b)(c)(d)                           22,870          22,870
Refunding RB Series 2006B
   3.79%, 10/05/06 (a)(b)(c)(d)                           22,175          22,175
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
Lease Revenue TECP Series A1
   3.50%, 11/06/06 (b)                                     5,000           5,000
   3.50%, 11/07/06 (b)                                     5,000           5,000
   3.65%, 11/07/06 (b)                                    19,481          19,481
   3.50%, 11/08/06 (b)                                    10,000          10,000
   3.47%, 12/06/06 (b)                                     7,000           7,000
   3.49%, 12/12/06 (b)                                     5,000           5,000
LOS ANGELES UNIFIED SD
GO Bonds (Election 2004) Series 2006F
   3.76%, 10/05/06 (a)(b)(c)                               5,275           5,275
GO Bonds (Election of 1997) Series E
   3.77%, 10/05/06 (a)(b)(c)(d)                            5,640           5,640
GO Bonds (Election of 2002) Series 2003A
   3.76%, 10/05/06 (a)(b)(c)(d)                           11,000          11,000
   3.77%, 10/05/06 (a)(b)(c)(d)                           20,705          20,705
GO Bonds (Election of 2004) Series 2005E
   3.76%, 10/05/06 (a)(b)(c)                               3,850           3,850
GO Bonds (Election of 2004) Series 2006F
   3.74%, 10/05/06 (a)(b)(c)                              10,815          10,815
GO Bonds (Election of 2004) Series 2006G
   3.77%, 10/05/06 (a)(b)(c)                              12,735          12,735
GO Bonds Election of 2005C and Election of 2004E
   3.74%, 10/05/06 (a)(b)(c)(d)                           41,045          41,045
GO Bonds Series 1999C
   3.75%, 10/05/06 (a)(b)(c)(d)                           16,400          16,400
GO Refunding Bonds Series 2005A1
   3.77%, 10/05/06 (a)(b)(c)(d)                            8,400           8,400
   3.77%, 10/05/06 (a)(b)(c)                              46,080          46,080
GO Refunding Bonds Series 2005A2
   3.77%, 10/05/06 (a)(b)(c)                               8,080           8,080
GO Refunding Bonds Series A1
   3.76%, 10/05/06 (a)(b)(c)                               2,150           2,150
LOS ANGELES WASTEWATER SYSTEM
Refunding RB Series 2002A
   3.74%, 10/05/06 (a)(b)(c)(d)                           12,245          12,245
MADERA CNTY
Lease RB (Madera Municipal Golf Course
   Refinancing) Series 1993
   3.69%, 10/05/06 (a)(b)                                  2,945           2,945
MADERA IRRIGATION FINANCING AUTH
Water RB Series 2005A
   3.70%, 10/02/06 (a)(b)(c)                              16,005          16,005
MARTINEZ
M/F Housing Refunding RB (Muirwood Garden Apts)
   Series 2003A
   3.63%, 10/04/06 (a)(b)                                  6,800           6,800
MENLO PARK COMMUNITY DEVELOPMENT
AGENCY
Tax Allocation Refunding Bonds (Las Pulgas
   Community Development) Series 2006
   3.70%, 10/02/06 (a)(b)(c)                              24,700          24,700
MERCED IRRIGATION DISTRICT
Electric System Refunding RB Series 2005
   3.76%, 10/05/06 (a)(b)(c)(d)                            3,250           3,250
MODESTO IRRIGATION DISTRICT
COP (1996 Refunding and Capital Improvements)
   Series 2006A
   3.77%, 10/05/06 (a)(b)(c)(d)                            2,265           2,265
MT SAN ANTONIO COMMUNITY COLLEGE
DISTRICT
GO Bonds (2001 Election) Series 2004B
   3.75%, 10/05/06 (a)(b)(c)(d)                           13,140          13,140
NORWALK-LA MIRADA UNIFIED SD
COP (2006 School Facility Bridge Funding Program)
   3.60%, 10/05/06 (a)(b)(c)                              37,000          37,000
OAKLAND
2006-2007 TRAN
   3.68%, 07/17/07                                        40,000          40,250
Insured RB (180 Harrison Foundation) Series 1999A
   3.77%, 10/04/06 (a)(b)(c)(d)                            4,500           4,500
OCEANSIDE
M/F Mortgage RB (Riverview Springs Apts) Series
   1990A
   3.71%, 10/05/06 (a)(b)                                 14,470          14,470
OHLONE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,000          10,000
ONTARIO HOUSING AUTH
M/F Housing RB (Parc Vista) Series 2006B
   3.72%, 10/05/06 (a)(b)                                  6,960           6,960
M/F Housing RB (Terrace View) Series 2006A
   3.72%, 10/05/06 (a)(b)                                  6,240           6,240
ORANGE CNTY
Apartment Development Refunding RB (Villas Aliento)
   Series 1998E
   3.60%, 10/05/06 (a)(b)                                  4,500           4,500
COP (Florence Crittenton Services) Series 1990
   3.55%, 10/04/06 (a)(b)                                  4,600           4,600

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
ORANGE CNTY LOCAL TRANSPORTATION AUTHORITY
Sales Tax Revenue CP Notes
   3.51%, 10/05/06 (b)                                    29,100          29,100
ORANGE CNTY SANITATION DISTRICT
COP Series 2003
   3.74%, 10/05/06 (a)(b)(c)(d)                            2,133           2,133
No.1-3, 5-7, and 11 Refunding COP Series 1993
   3.65%, 10/02/06 (a)(b)(c)                               1,200           1,200
OXNARD FINANCING AUTH
Water Revenue Project Bonds Series 2006
   3.73%, 10/05/06 (a)(b)(c)(d)                           11,815          11,815
PALM DESERT FINANCING AUTH
Tax Allocation Refunding RB (Project Area No.2)
   Series 2006A
   3.76%, 10/05/06 (a)(b)(c)                               6,500           6,500
PASADENA
COP (City Hall & Park Improvements) Series 2003
   3.60%, 10/05/06 (a)(b)(c)                               8,890           8,890
PETALUMA COMMUNITY DEVELOPMENT COMMISSION
M/F Housing RB (Oakmont) Series 1996A
   3.75%, 10/05/06 (a)(b)                                  3,250           3,250
PINOLE REDEVELOPMENT AGENCY
M/F Housing RB (East Bluff Apts) Series 1998A
   3.72%, 10/05/06 (a)(b)                                  4,959           4,959
PITTSBURG REDEVELOPMENT AGENCY
Subordinate Tax Allocation Bonds (Los Medanos
   Community Development) Series 2004A
   3.70%, 10/02/06 (a)(b)(c)                               1,150           1,150
PLEASANT HILL
M/F Mortgage RB (Brookside Apts) Series 1988A
   3.60%, 10/04/06 (a)(b)                                  4,000           4,000
PLEASANTON
M/F Housing RB (Busch Senior Housing) Series
   2003A
   3.67%, 10/05/06 (a)(b)                                 13,360          13,360
PORT OF OAKLAND
CP Series D
   3.53%, 11/03/06 (b)                                    19,700          19,700
   3.53%, 11/06/06 (b)                                    62,213          62,213
RB Series 2000K
   3.82%, 10/04/06 (a)(b)(c)(d)                           15,000          15,000
   3.79%, 10/05/06 (a)(b)(c)(d)                           18,295          18,295
RB Series 2002L
   3.77%, 10/05/06 (a)(b)(c)(d)                           13,000          13,000
REDWOOD CITY
COP (City Hall) Series 1998
   3.61%, 10/05/06 (a)(b)                                  4,870           4,870
RICHMOND
M/F Housing RB (Baycliff Apts) Series 2004A
   3.67%, 10/05/06 (a)(b)                                 28,800          28,800
RIVERSIDE CNTY
Transportation Commission CP Notes (Limited Tax
   Bonds)
   3.50%, 10/06/06 (b)                                    10,904          10,904
RIVERSIDE CNTY HOUSING AUTH
M/F Housing RB (Victoria Springs Apts) Series
   1989C
   3.71%, 10/05/06 (a)(b)                                  9,000           9,000
ROSEVILLE JOINT UNION HIGH SD
COP Series 2003
   3.61%, 10/05/06 (a)(b)(c)                               5,555           5,555
ROWLAND UNIFIED SD
GO Bonds (2006 Election) Series A
   3.74%, 10/05/06 (a)(b)(c)                              12,800          12,800
SACRAMENTO CNTY
Special Facilities Airport RB (Cessna Aircraft Co)
   Series 1998
   3.74%, 10/05/06 (a)(b)                                  3,300           3,300
TRAN Series 2006A
   3.68%, 07/17/07                                        50,000          50,311
   3.69%, 07/17/07                                        25,000          25,154
SACRAMENTO CNTY HOUSING AUTH
M/F Housing RB (Carlton Plaza of Sacramento
   Senior Apts) Series 2003E
   3.71%, 10/05/06 (a)(b)                                 14,000          14,000
M/F Housing RB (Hastings Park Apts) Series 2004G
   3.67%, 10/05/06 (a)(b)                                 16,500          16,500
M/F Housing RB (Hidden Oaks Apts) Series 1999C
   3.67%, 10/05/06 (a)(b)                                  6,300           6,300
M/F Housing Refunding RB (Chesapeake Commons Apts)
   Series 2001C
   3.71%, 10/05/06 (a)(b)                                 32,500          32,500
SACRAMENTO CNTY SANITATION DISTRICT FINANCING AUTH
RB Series 2000A
   3.77%, 10/05/06 (a)(c)(d)                               6,090           6,090
RB Series 2004A
   3.76%, 10/05/06 (a)(b)(c)(d)                            3,230           3,230
RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,315           3,315
SACRAMENTO FINANCE AUTH
Capital Improvement RB (Community Reinvestment
   Capital Improvement) Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               7,290           7,290
Refunding RB (Solid Waste, Redevelopment and Master
   Lease Program Facilities) Series 2005
   3.77%, 10/05/06 (a)(b)(c)                               9,030           9,030
SACRAMENTO HOUSING AUTH
M/F Housing RB (Atrium Court Apts) 2002G
   3.67%, 10/05/06 (a)(b)                                 17,200          17,200
M/F Housing RB (Hurley Creek Senior Apts)
   Series 2006E
   3.67%, 10/05/06 (a)(b)                                 13,105          13,105

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Housing RB (St Anton Building Apts)
   Series 2003I
   3.67%, 10/05/06 (a)(b)                                  8,000           8,000
SACRAMENTO MUNICIPAL UTILITY DISTRICT
FINANCING AUTH
Consumers Project RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,475          10,475
SACRAMENTO REDEVELOPMENT AGENCY
M/F Housing RB (18th and L Apts) Series 2002E
   3.67%, 10/05/06 (a)(b)                                 21,075          21,075
SAN BERNARDINO CITY UNIFIED SD
GO Bonds (Election of 2004) Series B
   3.76%, 10/05/06 (a)(b)(c)(d)                           11,365          11,365
SAN BERNARDINO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series C
   3.77%, 10/05/06 (a)(b)(c)                               5,900           5,900
SAN DIEGO
Certificates of Undivided Interest in
   Installment Payments Payable from Net System
   Revenues of the Water Utility Fund Series 1998
   3.76%, 10/05/06 (a)(b)(c)(d)                            7,785           7,785
SAN DIEGO CNTY AND SCHOOL DISTRICTS POOL PROGRAM
TRAN Program Note Participations Series 2006A
   3.70%, 07/27/07                                        37,500          37,736
TRAN Program Note Participations Series 2006B
   3.66%, 07/27/07                                        12,500          12,577
SAN DIEGO CNTY REGIONAL AIRPORT
AUTH
Refunding RB Series 2005
   3.79%, 10/05/06 (a)(b)(c)(d)                            5,895           5,895
SAN DIEGO CNTY REGIONAL
TRANSPORTATION COMMISSION
Subordinate Sales Tax Revenue CP Notes (Limited
   Tax Bonds) Series A
   3.50%, 10/06/06 (c)                                    22,023          22,023
SAN DIEGO CNTY WATER AUTH
CP Series 1
   3.50%, 11/07/06 (c)                                    31,100          31,100
SAN DIEGO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2005
   3.76%, 10/05/06 (a)(b)(c)(d)                           30,950          30,950
   3.77%, 10/05/06 (a)(b)(c)(d)                            5,265           5,265
GO Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                           17,495          17,495
SAN DIEGO HOUSING AUTH
M/F Housing RB (Delta Village Apts) Series 2005A
   3.71%, 10/05/06 (a)(b)                                  9,000           9,000
M/F Housing RB (Hillside Garden Apts) Series 2004B
   3.67%, 10/05/06 (a)(b)                                 13,595          13,595
M/F Mortgage Refunding RB (Creekside Villa Apts)
   Series 1999B
   3.71%, 10/05/06 (a)(b)                                  6,000           6,000
SAN DIEGO UNIFIED SD
2006-2007 TRAN Series A
   3.70%, 07/24/07                                        50,000          50,312
GO Bonds Series 2002D
   3.75%, 10/05/06 (a)(b)(c)(d)                           12,280          12,280
GO Bonds Series 2003E
   3.75%, 10/05/06 (a)(b)(c)(d)                           21,665          21,665
SAN FRANCISCO AIRPORTS COMMISSION
Second Series RB (San Francisco International
   Airport) Series 18B
   3.74%, 10/05/06 (a)(b)(c)(d)                           16,255          16,255
Second Series RB (San Francisco International
   Airport) Series 24A
   3.81%, 10/05/06 (a)(b)(c)(d)                           12,670          12,670
Second Series Refunding RB (San Francisco
   International Airport) Series 33G
   3.70%, 10/04/06 (a)(b)(c)                              10,000          10,000
Second Series Refunding RB (San Francisco
   International Airport) Series 33H
   3.74%, 10/04/06 (a)(b)(c)                              20,200          20,200
SAN FRANCISCO BAY AREA RAPID
TRANSIT
Sales Tax Refunding RB Series 2005A
   3.63%, 10/04/06 (a)(b)(c)                               9,465           9,465
SAN FRANCISCO CITY AND CNTY
GO Bonds (Laguna Honda Hospital-1999)
   Series 2005D
   3.58%, 10/05/06 (a)(b)(c)                               6,450           6,450
GO Bonds (Laguna Honda Hospital-1999)
   Series 2005I
   3.77%, 10/05/06 (a)(b)(c)                               4,340           4,340
M/F Housing RB (Carter Terrace Apts)
   Series 2002B
   3.76%, 10/05/06 (a)(b)                                  6,375           6,375
M/F Housing Refunding RB (City Heights Apts)
   Series 1997A
   3.67%, 10/04/06 (a)(b)                                 20,800          20,800
M/F Housing Refunding RB (Post St Towers)
   Series 2000A
   3.59%, 10/04/06 (a)(b)                                 16,800          16,800
SAN FRANCISCO CITY AND CNTY REDEVELOPMENT AGENCY
M/F Housing RB (Derek Silva Community)
   Series 2002D
   3.76%, 10/05/06 (a)(b)                                  2,645           2,645

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Housing RB (Notre Dame Apts) Series 2000G
   3.68%, 10/04/06 (a)(b)                                 13,900          13,900
M/F Housing RB (Ocean Beach Apts) Series 2001B
   3.70%, 10/04/06 (a)(b)                                  7,035           7,035
M/F Housing Refunding RB (Fillmore Center)
   Series 1992A2
   3.65%, 10/04/06 (a)(b)                                  3,750           3,750
SAN FRANCISCO CNTY TRANSPORTATION AUTH
CP Series A&B
   3.51%, 10/05/06 (c)                                    27,500          27,500
   3.52%, 10/19/06 (c)                                    19,700          19,700
   3.49%, 12/12/06 (c)                                    12,500          12,500
SAN FRANCISCO PUBLIC UTILITIES
COMMISSION
San Francisco Water RB Series 2006A
   3.74%, 10/05/06 (a)(b)(c)(d)                           14,605          14,605
SAN FRANCISCO UNIFIED SD
GO Bonds (Election of 2003) Series 2005B
   3.77%, 10/05/06 (a)(b)(c)(d)                            9,785           9,785
GO Bonds (Prop A, Election of 2003) Series 2005B
   3.76%, 10/05/06 (a)(b)(c)(d)                            2,645           2,645
SAN GABRIEL VALLEY COUNCIL OF GOVERNMENTS
Alameda Corridor-East Construction Project Grant
   Anticipation Notes
   3.47%, 12/06/06 (b)                                    42,900          42,900
   3.49%, 12/06/06 (b)                                    26,000          26,000
SAN JOSE
GO Bonds (Libraries, Parks and Public Safety)
   Series 2002
   3.74%, 10/05/06 (a)(b)(c)(d)                           11,971          11,971
M/F Housing RB (Almaden Family Apts)
   Series 2003D
   3.67%, 10/05/06 (a)(b)                                  5,000           5,000
M/F Housing RB (Almaden Lake Village Apts)
   Series 1997A
   3.71%, 10/05/06 (a)(b)                                 24,500          24,500
M/F Housing RB (Betty Anne Gardens Apts)
   Series 2002A
   3.71%, 10/05/06 (a)(b)                                  7,410           7,410
M/F Housing RB (Raintree Apts) Series 2005A
   3.76%, 10/05/06 (a)(b)                                 10,500          10,500
M/F Housing RB (Siena at Renaissance Square Apts)
   Series 1996A
   3.67%, 10/05/06 (a)(b)                                 33,600          33,600
SAN JOSE FINANCING AUTH
Lease RB (Civic Center) Series 2002C
   3.60%, 10/04/06 (a)(b)(c)                              58,315          58,315
Lease RB (Land Acquisition) Series 2005B
   3.73%, 10/05/06 (a)(b)(c)                              12,245          12,245
SAN JOSE REDEVELOPMENT AGENCY
M/F Housing RB (101 San Fernando Apts)
   Series 1998A
   3.65%, 10/04/06 (a)(b)                                 38,000          38,000
Tax Allocation Bonds (Merged Area Redevelopment)
   Series 2005C
   3.68%, 10/04/06 (a)(b)                                 16,145          16,145
Tax Allocation Bonds (Merged Area Redevelopment)
   Series 2005D
   3.65%, 10/04/06 (a)(b)                                  9,800           9,800
Tax Allocation Refunding Bonds (Merged Area
   Redevelopment) Series 2005A
   3.77%, 10/05/06 (a)(b)(c)                               7,940           7,940
SAN JOSE UNIFIED SD
2006 GO Bonds (Election of 2002) Series C
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,125           4,125
   3.80%, 10/05/06 (a)(b)(c)(d)                            1,410           1,410
SAN JOSE-EVERGREEN COMMUNITY
COLLEGE DISTRICT
GO Bonds Election of 2004 Series A
   3.74%, 10/05/06 (a)(b)(c)                              12,457          12,457
SAN MARCOS REDEVELOPMENT AGENCY
M/F Housing RB (Grandon Village) Series 2002A
   3.70%, 10/05/06 (a)(b)                                 13,390          13,390
SAN MATEO CNTY TRANSIT DISTRICT
Limited Tax Refunding Bonds Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            8,745           8,745
SAN MATEO COMMUNITY COLLEGE
DISTRICT
GO Bonds Series 2005B & 2006A
   3.80%, 10/05/06 (a)(b)(c)(d)                           12,415          12,415
SANTA CLARA CNTY HOUSING AUTH
M/F Housing RB (Monte Vista Terrace Apts)
   Series 2005C
   3.76%, 10/05/06 (a)(b)                                  7,000           7,000
SANTA FE SPRINGS IDA
IDRB (Tri-West) Series 1983
   3.65%, 10/02/06 (a)(b)                                  4,000           4,000
SANTA ROSA
Wastewater Refunding RB Series 2004A
   3.61%, 10/05/06 (a)(b)                                 24,000          24,000
SANTA ROSA HOUSING AUTH
M/F Housing RB (Quail Run Apts) Series 1997A
   3.80%, 10/05/06 (a)(b)                                  8,190           8,190
SIERRA JOINT COMMUNITY COLLEGE
DISTRICT
GO Bonds (School Facilities Improvement District
   No.1 & 2-Election of 2004) Series A
   3.77%, 10/05/06 (a)(b)(c)(d)                           12,405          12,405
SONOMA CNTY JR COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.73%, 10/05/06 (a)(b)(c)(d)                           16,590          16,590
   3.74%, 10/05/06 (a)(b)(c)                               3,505           3,505
   3.77%, 10/05/06 (a)(b)(c)(d)                            6,400           6,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SOUTH PLACER WASTEWATER AUTH
RB Series B
   3.70%, 10/05/06 (a)(b)(c)                               5,200           5,200
SOUTH SAN FRANCISCO
M/F Housing RB (Magnolia Plaza Apts) Series 1987A
   3.72%, 10/04/06 (a)(b)                                  5,500           5,500
SOUTHERN CALIFORNIA HFA
S/F Mortgage RB Series 2004A
   3.73%, 10/04/06 (a)(c)                                 19,000          19,000
S/F Mortgage RB Series 2004B
   3.73%, 10/04/06 (a)(c)                                 73,550          73,550
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
RB Series 1999A
   3.77%, 10/04/06 (a)(c)(d)                              18,500          18,500
RB Series 2001C1
   3.65%, 10/02/06 (a)(c)                                 17,500          17,500
RB Series 2005C
   3.77%, 10/05/06 (a)(c)(d)                               8,005           8,005
Refunding RB Series 2001B1
   3.55%, 10/05/06 (a)(c)                                  6,500           6,500
Water RB Series 1997B
   3.58%, 10/05/06 (a)(c)                                    400             400
Water RB Series 2000B3
   3.65%, 10/02/06 (a)(c)                                  3,500           3,500
Water RB Series 2005A
   3.74%, 10/05/06 (a)(b)(c)(d)                            7,100           7,100
Water RB Series 2005C
   3.74%, 10/05/06 (a)(c)                                 17,250          17,250
Water RB Series B-4
   3.57%, 10/04/06 (a)(c)                                  7,400           7,400
STOCKTON
Special Tax Bonds (Arch Road East Community
   Facilities District No.99-02) Series 1999
   3.63%, 10/05/06 (a)(b)                                    835             835
SUNNYVALE
COP (Government Center Site Acquisition)
   Series 2001A
   3.61%, 10/05/06 (a)(b)(c)                               7,590           7,590
SWEETWATER UNION HIGH SD
GO Bonds (Election of 2000) Series C
   3.74%, 10/05/06 (a)(b)(c)                               9,465           9,465
UNIVERSITY OF CALIFORNIA
CP Notes Series A
   3.60%, 10/06/06                                        15,000          15,000
   3.50%, 11/03/06                                         6,090           6,090
   3.50%, 11/06/06                                         7,700           7,700
General RB Series 2003A
   3.76%, 10/05/06 (a)(b)(c)(d)                           17,270          17,270
General RB Series 2005F
   3.74%, 10/05/06 (a)(b)(c)(d)                            8,195           8,195
   3.77%, 10/05/06 (a)(b)(c)(d)                           21,975          21,975
General RB Series G
   3.77%, 10/05/06 (a)(b)(c)(d)                           18,025          18,025
Limited Project RB Series 2005B
   3.63%, 10/04/06 (a)(b)(c)                               7,000           7,000
   3.73%, 10/05/06 (a)(b)(c)                              10,340          10,340
   3.76%, 10/05/06 (a)(b)(c)                               6,470           6,470
RB (Multiple Purpose) Series K
   3.77%, 10/05/06 (a)(c)(d)                              19,430          19,430
RB (Multiple Purpose) Series O
   3.74%, 10/05/06 (a)(b)(c)(d)                            7,995           7,995
VARIOUS CALIFORNIA EDUCATION ISSUERS
Bonds Series 2006
   3.74%, 10/05/06 (a)(b)(c)(d)                           22,000          22,000
VERNON NATURAL GAS FINANCING AUTH
RB (Vernon Gas) Series 2006C
   3.59%, 10/04/06 (a)(b)(c)                              25,000          25,000
VICTOR VALLEY COMMUNITY COLLEGE
DISTRICT
COP Series 1997
   3.76%, 10/05/06 (a)(b)                                 50,275          50,275
WESTERN PLACER UNIFIED SD
COP (School Facilities) Series 2003
   3.65%, 10/05/06 (a)(b)                                  8,300           8,300
WESTMINISTER REDEVELOPMENT AGENCY
M/F Housing RB (Brookhurst Royale Senior
   Assisted Living) Series 2000A
   3.72%, 10/05/06 (a)(b)                                  7,700           7,700
Tax Allocation Refunding RB (Commercial
   Redevelopment Project No.1) Series 1997
   3.61%, 10/05/06 (a)(b)(c)                               1,460           1,460
WESTMINSTER
COP (Civic Center Refunding) Series 1998A
   3.61%, 10/05/06 (a)(b)(c)                               2,915           2,915
                                                                     -----------
                                                                       7,952,517
PUERTO RICO 2.3%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement and Refunding Bonds
   Series 2000
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,000           4,000
Public Improvement Bonds Series 2000
   3.73%, 10/05/06 (a)(b)(c)(d)                            4,300           4,300
Public Improvement Bonds Series 2001A
   3.74%, 10/05/06 (a)(b)(c)(d)                            6,200           6,200
Public Improvement Bonds Series 2001B
   3.73%, 10/05/06 (a)(b)(c)(d)                            2,000           2,000
Public Improvement Bonds Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               3,200           3,200
Public Improvement GO Refunding Bonds
   Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                              21,800          21,800
Public Improvement Refunding Bonds
   Series 2002A
   3.83%, 10/05/06 (a)(b)(c)(d)                              995             995

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
PUERTO RICO ELECTRIC POWER AUTH
RB Series HH
   3.73%, 10/05/06 (a)(b)(c)(d)                           11,665          11,665
RB Series II
   3.79%, 10/05/06 (a)(b)(c)(d)                            7,405           7,405
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
RB Series Y
   3.76%, 10/05/06 (a)(b)(c)(d)                            6,100           6,100
Refunding RB Series AA
   3.76%, 10/05/06 (a)(b)(c)(d)                            3,995           3,995
Subordinated RB Series 2003
   3.73%, 10/05/06 (a)(b)(c)(d)                            2,000           2,000
Subordinated Transportation RB Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                              30,000          30,000
Transportation Refunding RB Series 2005L
   3.74%, 10/05/06 (a)(b)(c)(d)                           12,475          12,475
Transportation Refunding RB Series L
   3.74%, 10/05/06 (a)(b)(c)(d)                            7,500           7,500
   3.74%, 10/05/06 (a)(b)(c)                              12,300          12,300
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 1998A
   3.78%, 10/05/06 (a)(b)(c)(d)                            2,000           2,000
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Obligation Bonds Series 2000A
   3.79%, 10/05/06 (a)(c)(d)                              29,000          29,000
Special Tax Refunding RB Series 2005C
   3.73%, 10/05/06 (a)(b)(c)(d)                            2,775           2,775
   3.76%, 10/05/06 (a)(b)(c)                               2,800           2,800
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities RB Series B
   3.73%, 10/05/06 (a)(b)(c)(d)                           10,095          10,095
Refunding RB Series L
   3.76%, 10/05/06 (a)(b)(c)(d)                            2,545           2,545
                                                                     -----------
                                                                         185,150

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $8,137,667.

(a)   Variable rate security.
(b)   Credit-enhanced security.
(c)   Liquidity-enhanced security
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,242,476 or 27.6% of net assets.

COP -- Certificate of participation
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDRB -- Industrial development revenue bond
RAN -- Revenue anticipation note
RB -- Revenue bond
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 74.0%  FIXED-RATE
        OBLIGATIONS                                   11,120,656      11,120,656
 11.8%  VARIABLE-RATE
        OBLIGATIONS                                    1,763,982       1,763,982
 13.5%  OTHER INVESTMENTS                              2,027,588       2,027,588
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                             14,912,226      14,912,226
  0.7%  OTHER ASSETS AND
        LIABILITIES                                                      111,879
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    15,024,105


ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 74.0% OF NET ASSETS
BANK NOTES 2.0%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  5.33%, 10/13/06                                         83,000          83,000
  5.31%, 11/09/06                                         40,000          40,000
  5.34%, 11/17/06                                          6,000           6,000
  5.57%, 01/12/07                                        100,000         100,000
  5.51%, 01/24/07                                         75,000          75,000
                                                                     -----------
                                                                         304,000
CERTIFICATES OF DEPOSIT 19.9%
--------------------------------------------------------------------------------
AMERICAN EXPRESS CENTURION BANK
  5.40%, 11/07/06                                         30,000          30,000
BANK OF THE WEST
  5.31%, 01/24/07                                         43,000          43,000
  5.30%, 01/25/07                                          7,000           7,000
  5.43%, 02/16/07                                         15,000          15,000
  5.42%, 02/22/07                                          9,000           9,000
BARCLAYS BANK PLC
  5.39%, 10/06/06                                         60,000          60,000
  5.45%, 10/17/06                                         19,000          19,000
  5.48%, 10/19/06                                         70,000          70,000
  5.31%, 11/08/06                                         32,000          32,000
  5.35%, 11/16/06                                         94,000          94,000
  5.37%, 11/21/06                                         72,000          72,000
BAYERISCHE HYPO-UND VEREINSBANK AG
  5.37%, 11/20/06                                         50,000          50,000
  5.35%, 12/14/06                                          8,000           8,000
BNP PARIBAS
  5.09%, 10/03/06                                          9,000           9,000
  5.15%, 10/16/06                                        138,000         138,000
  5.49%, 10/19/06                                         14,000          14,000
  5.36%, 05/31/07                                         27,000          27,000
CALYON
  5.30%, 10/03/06                                         55,000          55,000
  5.31%, 01/29/07                                         43,000          43,000
CANADIAN IMPERIAL BANK OF COMMERCE
  5.47%, 10/16/06                                        140,000         140,000
CHARTER ONE BANK, N.A.
  5.48%, 10/17/06                                         50,000          50,000
CITIBANK, N.A.
  5.35%, 11/21/06                                         20,000          20,000
CITIZENS BANK OF MASSACHUSETTS
  5.40%, 11/09/06                                         20,000          20,000
CITIZENS BANK OF PENNSYLVANIA
  5.44%, 11/01/06                                         55,000          55,000
CREDIT AGRICOLE S.A
  5.37%, 05/18/07                                         69,000          69,000
CREDIT SUISSE
  5.31%, 11/13/06                                         51,000          51,000
  5.50%, 12/18/06                                         65,000          65,000
  5.37%, 03/08/07                                        100,000         100,000
  5.60%, 04/20/07                                         16,000          16,000
DEUTSCHE BANK, AG
  4.62%, 10/26/06                                          2,000           2,000
  5.22%, 10/26/06                                         95,000          95,000
  4.85%, 01/26/07                                          6,000           6,000
  5.01%, 02/09/07                                          2,000           2,000
  5.25%, 03/20/07                                         15,000          14,988
FIRST TENNESSEE BANK, N.A.
  5.33%, 10/17/06                                          5,000           5,000
LANDESBANK BADEN-WURTTEMBERG
  5.49%, 12/20/06                                        133,000         133,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  5.29%, 11/27/06                                          2,000           2,000
  5.36%, 12/11/06                                         50,000          50,000
  5.50%, 12/19/06                                         35,000          35,000
  5.57%, 12/27/06                                         32,000          32,000
MIZUHO CORP. BANK LTD.
  5.38%, 11/14/06                                        109,000         109,000
  5.59%, 01/12/07                                         28,000          28,000
SAN PAOLO IMI SPA
  5.33%, 12/14/06                                         72,000          72,000
SOCIETE GENERALE
  5.44%, 11/06/06                                         68,000          68,000
  5.35%, 11/29/06                                         60,000          60,000
  5.43%, 12/11/06                                         84,000          84,000
  5.41%, 02/05/07                                         28,000          28,001
SUMITOMO MITSUI BANKING CORP.
  5.31%, 10/04/06                                         31,000          31,000
SUMITOMO TRUST & BANKING CO.
  5.18%, 10/25/06                                         24,000          24,000
  5.24%, 11/06/06                                         58,000          58,000
  5.35%, 12/05/06                                          8,000           8,000

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
TORONTO DOMINION BANK
  5.16%, 10/13/06                                         25,000          25,000
  5.49%, 11/07/06                                         15,000          15,000
  5.34%, 12/01/06                                         41,000          41,000
  5.43%, 12/11/06                                         25,000          25,000
  5.30%, 01/29/07                                         27,000          27,000
  5.54%, 01/29/07                                         18,000          18,000
UBS AG
  5.49%, 10/23/06                                        118,000         118,000
  5.31%, 11/08/06                                         40,000          40,000
UNICREDITO ITALIANO SPA
  5.23%, 11/17/06                                         40,000          40,000
  5.48%, 12/19/06                                         16,000          16,000
  5.53%, 12/27/06                                         40,000          40,000
  5.42%, 02/23/07                                          6,000           6,000
  5.42%, 02/28/07                                         51,000          51,000
  5.38%, 03/13/07                                         57,000          57,000
  5.40%, 03/20/07                                         11,000          11,000
UNION BANK OF CALIFORNIA
  5.34%, 12/05/06                                         45,000          45,000
WASHINGTON MUTUAL BANK
  5.35%, 12/04/06                                         34,000          33,996
  5.37%, 12/04/06                                         25,000          24,996
  5.42%, 12/07/06                                         24,000          24,000
                                                                     -----------
                                                                       2,985,981
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 52.0%
--------------------------------------------------------------------------------
AB SPINTAB
  5.35%, 11/15/06                                          6,000           5,960
ALLIANCE & LEICESTER
  5.31%, 10/25/06 (c)                                      4,000           3,986
  5.49%, 10/25/06 (c)                                      1,400           1,395
  5.49%, 11/06/06 (c)                                      8,000           7,957
  5.42%, 12/04/06 (c)                                     50,000          49,527
  5.43%, 12/04/06 (c)                                     20,000          19,810
AMSTEL FUNDING CORP.
  5.48%, 10/13/06 (b)(c)                                  15,000          14,973
  5.47%, 10/20/06 (b)(c)                                  24,000          23,932
  5.45%, 11/03/06 (b)(c)                                  17,000          16,916
  5.51%, 01/22/07 (b)(c)                                 110,000         108,148
  5.52%, 01/22/07 (b)(c)                                   1,000             983
  5.32%, 01/26/07 (b)(c)                                   3,500           3,441
  5.41%, 02/16/07 (b)(c)                                   8,000           7,838
  5.41%, 02/21/07 (b)(c)                                  13,000          12,728
  5.42%, 02/21/07 (b)(c)                                   8,000           7,832
  5.38%, 03/23/07 (b)(c)                                   7,000           6,824
  5.31%, 03/26/07 (b)(c)                                  14,000          13,646
  5.31%, 03/28/07 (b)(c)                                   3,000           2,923
AMSTERDAM FUNDING CORP.
  5.31%, 10/04/06 (a)(b)(c)                                4,000           3,998
  5.34%, 11/08/06 (a)(b)(c)                               15,000          14,917
  5.34%, 11/17/06 (a)(b)(c)                               32,000          31,780
ANGLO IRISH BANK
  5.44%, 11/03/06 (c)                                     15,000          14,926
  5.37%, 11/16/06 (c)                                      1,000             993
ANZ (DELAWARE), INC.
  5.23%, 10/19/06 (a)                                     23,000          22,941
ANZ NATIONAL (INT) LTD.
  5.53%, 12/21/06 (a)                                     37,000          36,553
  5.31%, 03/30/07 (a)                                     13,000          12,664
AQUINAS FUNDING, L.L.C.
  5.48%, 10/10/06 (a)(b)(c)                                1,600           1,598
  5.53%, 12/20/06 (a)(b)(c)                                3,000           2,964
  5.33%, 12/27/06 (a)(b)(c)                               12,404          12,246
  5.56%, 01/16/07 (a)(b)(c)                               22,000          21,647
  5.53%, 01/29/07 (a)(b)(c)                               10,000           9,821
ASAP FUNDING LTD.
  5.44%, 10/11/06 (a)(b)(c)                                9,000           8,987
  5.48%, 10/13/06 (a)(b)(c)                                8,000           7,986
  5.33%, 11/03/06 (a)(b)(c)                               42,000          41,796
ATLANTIC ASSET SECURITIZATION,
   L.L.C.
  5.47%, 10/16/06 (a)(b)(c)                               19,888          19,843
ATLANTIS ONE FUNDING CORP.
  5.16%, 10/12/06 (b)(c)                                  64,355          64,256
  5.21%, 10/27/06 (b)(c)                                  91,000          90,667
  5.44%, 10/27/06 (b)(c)                                  10,553          10,512
  5.32%, 10/30/06 (b)(c)                                  14,000          13,941
  5.49%, 11/08/06 (b)(c)                                   8,000           7,954
  5.41%, 12/04/06 (b)(c)                                  18,000          17,830
  5.43%, 12/07/06 (b)(c)                                  85,000          84,157
  5.50%, 12/18/06 (b)(c)                                  15,000          14,826
  5.51%, 12/20/06 (b)(c)                                  30,000          29,643
  5.41%, 02/16/07 (b)(c)                                   4,000           3,919
  5.42%, 02/21/07 (b)(c)                                   4,000           3,916
  5.38%, 03/16/07 (b)(c)                                   7,000           6,831
  5.37%, 03/21/07 (b)(c)                                  15,000          14,627
  5.31%, 03/28/07 (b)(c)                                   5,000           4,872
  5.37%, 04/09/07 (b)(c)                                   2,000           1,945
BANK OF AMERICA CORP.
  5.47%, 10/18/06                                         13,000          12,967
  5.49%, 11/02/06                                        116,000         115,444
  5.31%, 11/09/06                                        125,000         124,288
  5.35%, 11/16/06                                          5,000           4,966
  5.35%, 11/29/06                                        104,000         103,101
  5.35%, 11/30/06                                         27,000          26,763
  5.50%, 12/18/06                                         18,000          17,792
  5.31%, 03/19/07                                         78,000          76,103
BARCLAYS US FUNDING CORP.
  5.33%, 12/12/06 (a)                                     12,000          11,874
BARTON CAPITAL CORP.
  5.31%, 11/09/06 (a)(b)(c)                               18,224          18,120
BEAR STEARNS COMPANIES, INC.
  5.37%, 11/13/06                                          6,000           5,962
  5.33%, 12/04/06                                         12,000          11,889
  5.58%, 01/08/07                                         15,000          14,776
  5.37%, 03/08/07                                        111,000         108,452
  5.38%, 03/09/07                                         24,000          23,445
  5.35%, 03/15/07                                          4,000           3,904
  5.32%, 03/23/07                                          1,000             975
BETA FINANCE, INC.
  5.32%, 01/29/07 (b)(c)                                  50,000          49,130
  5.38%, 03/19/07 (b)(c)                                   9,000           8,779
BLUE SPICE, L.L.C.
  5.44%, 10/04/06 (a)(b)(c)(d)                            17,000          16,992
  5.31%, 11/06/06 (a)(b)(c)(d)                            37,000          36,805
  5.34%, 12/18/06 (a)(b)(c)(d)                             2,000           1,977
CALYON NORTH AMERICA, INC.
  5.30%, 11/07/06 (a)                                     77,000          76,590
CANCARA ASSET SECURITIZATION, L.L.C.
  5.29%, 10/12/06 (a)(b)(c)                                7,426           7,414

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

  5.46%, 10/13/06 (a)(b)(c)                               24,340          24,296
  5.37%, 11/14/06 (a)(b)(c)                               15,000          14,903
  5.33%, 01/02/07 (a)(b)(c)                               42,000          41,430
  5.33%, 01/26/07 (a)(b)(c)                               48,000          47,184
  5.31%, 03/29/07 (a)(b)(c)                               16,000          15,589
CC (USA), INC.
  5.47%, 10/18/06 (b)(c)                                  52,000          51,868
  5.35%, 11/17/06 (b)(c)                                   1,000             993
  5.34%, 11/20/06 (b)(c)                                  54,000          53,605
  5.55%, 01/18/07 (b)(c)                                  41,000          40,331
  5.48%, 02/05/07 (b)(c)                                   8,000           7,850
  5.37%, 03/09/07 (b)(c)                                  16,000          15,630
  5.37%, 03/23/07 (b)(c)                                  10,000           9,749
CITIGROUP FUNDING, INC.
  5.47%, 10/05/06 (a)                                     41,000          40,975
  5.33%, 10/11/06 (a)                                    140,000         139,795
  5.48%, 10/12/06 (a)                                     34,000          33,944
  5.48%, 10/17/06 (a)                                     34,000          33,918
  5.34%, 12/13/06 (a)                                     17,000          16,819
  5.57%, 01/08/07 (a)                                     30,000          29,553
  5.57%, 01/09/07 (a)                                     23,000          22,654
CLIPPER RECEIVABLES CO., L.L.C.
  5.32%, 10/31/06 (a)(b)(c)                               28,595          28,469
COBBLER FUNDING L.L.C.
  5.34%, 12/26/06 (b)(c)                                   6,200           6,122
  5.34%, 12/28/06 (c)                                     40,788          40,263
CONCORD MINUTEMEN CAPITAL CO., SERIES A
  5.49%, 10/11/06 (a)(b)(c)                               12,000          11,982
  5.48%, 10/12/06 (a)(b)(c)                               46,000          45,924
  5.50%, 10/19/06 (a)(b)(c)                               55,000          54,851
  5.36%, 11/27/06 (a)(b)(c)                               42,599          42,243
  5.47%, 01/22/07 (a)(b)(c)                                3,000           2,949
  5.52%, 01/22/07 (a)(b)(c)                                3,000           2,950
  5.42%, 02/20/07 (a)(b)(c)                               23,000          22,521
  5.38%, 03/19/07 (a)(b)(c)                               75,130          73,282
CREDIT SUISSE (USA), INC.
  5.49%, 11/06/06                                         36,000          35,806
CROWN POINT CAPITAL CO., L.L.C.
  5.48%, 10/11/06 (a)(b)(c)                                1,000             999
  5.48%, 10/17/06 (a)(b)(c)                                7,000           6,983
  5.20%, 10/20/06 (a)(b)(c)                               60,000          59,839
  5.30%, 10/20/06 (a)(b)(c)                                1,000             997
  5.41%, 11/07/06 (a)(b)(c)                                5,000           4,973
  5.37%, 11/09/06 (a)(b)(c)                                2,000           1,989
  5.32%, 01/17/07 (a)(b)(c)                               53,000          52,168
  5.38%, 03/06/07 (a)(b)(c)                               16,000          15,637
  5.38%, 03/16/07 (a)(b)(c)                               32,000          31,227
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
ISSUANCE TRUST
  5.32%, 10/03/06 (b)(c)                                  15,000          14,996
  5.45%, 10/18/06 (b)(c)                                 113,000         112,713
  5.46%, 10/20/06 (b)(c)                                  67,000          66,809
  5.45%, 11/03/06 (b)(c)                                  20,000          19,902
  5.32%, 11/08/06 (b)(c)                                  22,000          21,878
  5.37%, 11/13/06 (b)(c)                                  39,000          38,753
DANSKE CORP.
  5.23%, 10/23/06 (c)                                     57,000          56,822
  5.45%, 12/08/06 (c)                                     40,000          39,596
  5.50%, 12/21/06 (c)                                    105,000         103,736
DEPFA BANK, PLC
  5.34%, 11/16/06 (c)                                     34,000          33,771
DEUTSCHE BANK FINANCIAL, L.L.C.
  4.95%, 11/10/06 (a)                                     11,000          10,942
DNB NOR BANK ASA
  5.25%, 11/01/06                                         39,000          38,829
  5.22%, 11/06/06                                         25,000          24,873
  5.27%, 11/27/06                                         10,000           9,919
  5.46%, 02/16/07                                         24,000          23,511
  5.42%, 02/21/07                                         56,000          54,828
  5.37%, 03/05/07                                          8,000           7,820
DORADA FINANCE, INC.
  5.37%, 11/14/06 (b)(c)                                  19,000          18,877
  5.34%, 11/20/06 (b)(c)                                  18,000          17,868
  5.55%, 01/29/07 (b)(c)                                   3,000           2,946
  5.48%, 01/30/07 (b)(c)                                  25,000          24,552
DRESDNER U.S. FINANCE, INC.
  5.34%, 12/15/06                                         47,000          46,484
EDISON ASSET SECURITIZATION CORP., L.L.C.
  5.33%, 11/28/06 (a)(b)(c)                               38,000          37,682
  5.34%, 11/28/06 (a)(b)(c)                               31,209          30,948
FAIRWAY FINANCE CO., L.L.C.
  5.47%, 10/12/06 (a)(b)(c)                               43,696          43,624
FALCON ASSET SECURITIZATION CORP.
  5.31%, 10/24/06 (a)(b)(c)                              101,842         101,499
  5.31%, 10/25/06 (a)(b)(c)                               31,851          31,739
FIVE FINANCE, INC.
  5.47%, 10/10/06 (b)(c)                                  30,000          29,960
  5.32%, 11/16/06 (b)(c)                                   2,000           1,987
  5.35%, 11/27/06 (b)(c)                                   8,500           8,429
  5.36%, 11/28/06 (b)(c)                                  18,000          17,847
  5.33%, 01/22/07 (b)(c)                                   1,000             984
  5.37%, 03/23/07 (b)(c)                                  11,000          10,724
  5.31%, 03/29/07 (b)(c)                                   7,000           6,820
FORENINGSSPARBANKEN AB (SWEDBANK)
  5.41%, 12/04/06                                        100,000          99,056
  5.31%, 01/22/07                                         36,000          35,410
FORTIS BANQUE LUXEMBOURG
  5.35%, 11/29/06                                         26,000          25,775
GALAXY FUNDING, INC.
  5.44%, 11/03/06 (b)(c)                                  50,000          49,754
  5.32%, 12/29/06 (b)(c)                                   6,000           5,922
GENERAL ELECTRIC CAPITAL CORP.
  5.37%, 10/02/06                                        225,000         224,966
  5.22%, 11/06/06                                         13,000          12,934
  5.34%, 11/20/06                                         35,000          34,744
  5.35%, 11/27/06                                        133,000         131,890
  5.56%, 01/08/07                                         25,000          24,628
  5.41%, 05/01/07                                        163,000         157,994
  5.39%, 05/18/07                                        103,000          99,590
GRAMPIAN FUNDING, L.L.C.
  5.16%, 10/18/06 (a)(b)(c)                               20,000          19,953
  5.23%, 10/24/06 (a)(b)(c)                               32,000          31,896
  5.27%, 11/17/06 (a)(b)(c)                                2,000           1,987
  5.53%, 12/18/06 (a)(b)(c)                               36,000          35,580
  5.56%, 01/09/07 (a)(b)(c)                               23,000          22,654

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

  5.40%, 02/13/07 (a)(b)(c)                                9,000           8,822
  5.37%, 03/20/07 (a)(b)(c)                                4,000           3,901
  5.32%, 03/28/07 (a)(b)(c)                                1,000             974
HBOS TREASURY SERVICES, PLC
  5.44%, 11/01/06 (a)                                     52,300          52,059
  5.41%, 11/10/06 (a)                                     65,000          64,615
  5.35%, 11/28/06 (a)                                      3,000           2,975
  5.34%, 12/13/06 (a)                                     17,000          16,819
  5.32%, 03/26/07 (a)                                      3,000           2,924
HSBC U.S.A., INC.
  5.48%, 11/02/06                                         75,000          74,641
IRISH LIFE & PERMANENT, PLC
  5.43%, 10/24/06 (c)                                      1,000             997
  5.45%, 10/31/06 (c)                                     40,000          39,821
  5.34%, 11/16/06 (c)                                      1,000             993
  5.36%, 12/08/06 (c)                                      8,000           7,921
  5.53%, 12/14/06 (c)                                     10,000           9,889
  5.31%, 03/26/07 (c)                                      1,000             975
IXIS COMMERCIAL PAPER CORP.
  5.02%, 10/03/06 (a)(c)                                   7,000           6,998
  5.30%, 01/19/07 (a)(c)                                  45,000          44,284
  5.32%, 03/22/07 (a)(c)                                  96,000          93,624
JUPITER SECURITIZATION CORP.
  5.29%, 10/24/06 (a)(b)(c)                               17,000          16,943
K2 (USA), INC.
  5.17%, 10/16/06 (b)(c)                                  18,000          17,962
  5.48%, 10/25/06 (b)(c)                                   2,700           2,690
  5.24%, 10/27/06 (b)(c)                                  18,000          17,934
  5.43%, 10/31/06 (b)(c)                                   5,000           4,978
  5.42%, 11/08/06 (b)(c)                                   3,000           2,983
  5.34%, 12/05/06 (b)(c)                                   1,000             990
  5.57%, 01/16/07 (b)(c)                                   3,000           2,952
  5.42%, 02/22/07 (b)(c)                                   4,500           4,405
  5.31%, 03/26/07 (b)(c)                                  47,000          45,812
  5.32%, 03/26/07 (b)(c)                                   7,100           6,920
KITTY HAWK FUNDING CORP.
  5.37%, 03/20/07 (a)(b)(c)                               11,565          11,279
LEXINGTON PARKER CAPITAL CO., L.L.C.
  5.11%, 10/05/06 (a)(b)(c)                               35,000          34,981
  5.16%, 10/05/06 (a)(b)(c)                               10,500          10,494
  5.46%, 10/11/06 (a)(b)(c)                                4,000           3,994
  5.29%, 10/12/06 (a)(b)(c)                               34,378          34,323
  5.17%, 10/20/06 (a)(b)(c)                                7,000           6,981
  5.33%, 11/02/06 (a)(b)(c)                               16,000          15,925
  5.23%, 11/15/06 (a)(b)(c)                                2,000           1,987
  5.28%, 11/15/06 (a)(b)(c)                               62,000          61,601
  5.35%, 11/21/06 (a)(b)(c)                               10,341          10,264
LINKS FINANCE, L.L.C.
  5.35%, 11/30/06 (b)(c)                                  20,000          19,824
MANE FUNDING CORP.
  5.48%, 10/18/06 (b)(c)                                  12,000          11,969
  5.45%, 10/27/06 (b)(c)                                  22,000          21,915
  5.46%, 10/27/06 (b)(c)                                  36,557          36,415
  5.34%, 11/16/06 (b)(c)                                  20,309          20,172
NATIONWIDE BUILDING SOCIETY U.S.
  5.36%, 01/08/07                                          9,000           8,870
  5.38%, 03/19/07                                         80,000          78,032
NIEUW AMSTERDAM RECEIVABLES CORP.
  5.46%, 10/16/06 (a)(b)(c)                               11,000          10,975
  5.30%, 10/17/06 (a)(b)(c)                                1,000             998
  5.46%, 10/25/06 (a)(b)(c)                               20,000          19,928
  5.37%, 11/15/06 (a)(b)(c)                                1,311           1,302
  5.37%, 12/11/06 (a)(b)(c)                               14,840          14,687
  5.38%, 03/01/07 (a)(b)(c)                               20,000          19,560
NORDEA NORTH AMERICA, INC.
  5.39%, 10/02/06 (a)                                     45,000          44,993
NORTHERN ROCK, PLC
  5.44%, 11/01/06                                          4,000           3,982
OLD LINE FUNDING, L.L.C.
  5.31%, 10/20/06 (a)(b)(c)                               46,000          45,872
  5.32%, 11/01/06 (a)(b)(c)                               10,511          10,463
PARK AVENUE RECEIVABLES CO., L.L.C.
  5.31%, 10/25/06 (a)(b)(c)                               30,557          30,450
PARK GRANADA, L.L.C.
  5.47%, 10/10/06 (b)(c)                                  31,000          30,958
  5.22%, 11/10/06 (b)(c)                                   1,000             994
  5.57%, 01/05/07 (b)(c)                                  14,000          13,798
  5.51%, 01/29/07 (b)(c)                                   2,000           1,964
PICAROS FUNDING, L.L.C.
  5.17%, 10/13/06 (a)(b)(c)                               36,000          35,940
  5.29%, 11/03/06 (a)(b)(c)                               42,000          41,798
  5.31%, 11/03/06 (a)(b)(c)                                8,000           7,962
  5.38%, 03/01/07 (a)(b)(c)                               33,750          33,009
PREFERRED RECEIVABLES FUNDING CORP.
  5.16%, 10/12/06 (a)(b)(c)                               36,138          36,082
SANTANDER CENTRAL HISPANO FINANCE
  (DELAWARE), INC.
  5.45%, 02/07/07 (a)                                     81,000          79,459
SCALDIS CAPITAL LTD.
  5.46%, 10/16/06 (a)(b)(c)                                5,000           4,989
  5.48%, 10/16/06 (a)(b)(c)                               15,000          14,966
  5.48%, 10/17/06 (a)(b)(c)                               44,014          43,908
  5.31%, 10/25/06 (a)(b)(c)                               44,000          43,845
  5.44%, 11/02/06 (a)(b)(c)                               12,000          11,943
  5.38%, 11/15/06 (a)(b)(c)                               10,000           9,934
SEDNA FINANCE, INC.
  5.48%, 10/13/06 (b)(c)                                  39,000          38,930
  5.41%, 11/06/06 (b)(c)                                  10,000           9,947
  5.42%, 11/09/06 (b)(c)                                   2,000           1,988
SIGMA FINANCE, INC.
  5.41%, 10/02/06 (b)(c)                                  64,000          63,990
  5.16%, 10/13/06 (b)(c)                                  12,000          11,980
  5.45%, 11/03/06 (b)(c)                                  30,000          29,852
  5.41%, 11/07/06 (b)(c)                                  24,000          23,868
  5.29%, 11/28/06 (b)(c)                                   2,000           1,983
  5.57%, 01/11/07 (b)(c)                                   1,000             985
  5.48%, 01/29/07 (b)(c)                                  18,000          17,680
  5.48%, 01/31/07 (b)(c)                                   5,000           4,910
  5.48%, 02/02/07 (b)(c)                                  52,000          51,045
  5.42%, 02/22/07 (b)(c)                                   5,000           4,895
  5.33%, 03/29/07 (b)(c)                                   1,000             974
  5.31%, 03/30/07 (b)(c)                                   3,000           2,922
  5.38%, 03/30/07 (b)(c)                                  15,000          14,608
  5.60%, 04/16/07 (b)(c)                                   2,000           1,941
SKANDINAVISKA ENSKILDA BANKEN AB
  5.37%, 04/10/07                                         18,000          17,503
SOCIETE GENERALE NORTH AMERICA, INC.
  5.42%, 10/10/06 (a)                                      1,100           1,099
  5.22%, 11/13/06 (a)                                      8,000           7,951

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

  5.36%, 05/15/07 (a)                                      2,000           1,935
  5.40%, 05/21/07 (a)                                     14,000          13,530
STADSHYPOTEK DELAWARE, INC.
  5.34%, 11/21/06 (c)                                     50,000          49,627
SVENSKA HANDELSBANKEN, INC.
  5.23%, 10/23/06 (a)                                     65,000          64,797
  5.31%, 01/02/07 (a)                                     38,000          37,491
TULIP FUNDING CORP.
  5.30%, 10/02/06 (a)(b)(c)                               95,000          94,986
UBS FINANCE (DELAWARE), INC.
  5.39%, 10/02/06 (a)                                     61,000          60,991
  5.32%, 10/10/06 (a)                                    100,000          99,868
  5.31%, 10/30/06 (a)                                      3,000           2,987
  5.49%, 11/07/06 (a)                                     50,000          49,723
  5.32%, 11/08/06 (a)                                     62,000          61,655
  5.35%, 02/01/07 (a)                                     66,000          64,821
WESTPAC BANKING CORP.
  5.27%, 11/22/06 (c)                                     13,000          12,904
  5.55%, 12/14/06 (c)                                     50,000          49,444
  5.42%, 02/21/07 (c)                                     80,000          78,325
WHISTLEJACKET CAPITAL, L.L.C.
  5.37%, 03/01/07 (b)(c)                                   2,631           2,573
WHITE PINE FINANCE, L.L.C.
  5.48%, 10/16/06 (b)(c)                                  14,000          13,969
  5.31%, 11/06/06 (b)(c)                                  17,000          16,911
  5.35%, 11/20/06 (b)(c)                                  17,108          16,983
WINDMILL FUNDING CORP.
  5.31%, 10/19/06 (a)(b)(c)                               10,000           9,974
                                                                     -----------
                                                                       7,807,675
PROMISSORY NOTES 0.1%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
  4.98%, 10/30/06 (d)                                      2,000           2,000
  5.63%, 04/20/07 (d)                                     21,000          21,000
                                                                     -----------
                                                                          23,000
VARIABLE-RATE OBLIGATIONS 11.8% OF NET ASSETS

BARCLAYS BANK, PLC
  5.29%, 10/05/06                                         40,000          39,998
  5.27%, 10/23/06                                          5,000           5,000
  5.27%, 10/27/06                                          8,000           8,000
BNP PARIBAS
  5.28%, 10/02/06                                        100,000          99,985
  5.27%, 10/04/06                                          2,000           2,000
  5.27%, 10/06/06                                        133,000         132,986
  5.27%, 10/10/06                                         15,000          14,999
CANADIAN IMPERIAL BANK OF COMMERCE
  5.31%, 10/16/06                                         50,000          50,002
CC (USA), INC.
  5.34%, 10/16/06 (b)(c)                                  27,000          27,005
  5.34%, 10/25/06 (b)(c)                                  13,000          13,002
CREDIT SUISSE
  5.51%, 10/24/06                                         20,000          20,004
DEXIA CREDIT LOCAL
  5.27%, 10/10/06                                        100,000          99,982
  5.27%, 10/26/06                                          3,000           3,000
FIVE FINANCE, INC.
  5.34%, 10/25/06 (b)(c)                                  20,000          19,997
FLORIDA HURRICANE CATASTROPHE FUND
  5.34%, 10/16/06                                         75,000          75,000
INTESA BANK IRELAND, PLC
  5.33%, 10/25/06 (c)(d)                                  70,000          70,000
J.P. MORGAN SECURITIES, INC.
  5.30%, 10/02/06 (c)                                    100,000         100,000
K2 (USA), L.L.C.
  5.29%, 10/16/06 (b)(c)                                  50,000          49,996
LIBERTY LIGHTHOUSE U.S. CAPITAL CO.,
L.L.C.
  5.28%, 10/02/06 (b)(c)                                   2,000           2,000
  5.29%, 10/05/06 (b)(c)                                   2,000           2,000
  5.29%, 10/10/06 (b)(c)                                   1,000           1,000
LINKS FINANCE, L.L.C.
  5.29%, 10/10/06 (b)(c)                                   4,000           4,000
  5.31%, 10/10/06 (b)(c)                                   2,000           2,000
  5.30%, 10/16/06 (b)(c)                                  80,000          79,993
  5.35%, 10/16/06 (b)(c)                                   2,000           2,000
  5.29%, 10/17/06 (b)(c)                                   3,000           3,000
MERRILL LYNCH & CO., INC.
  5.30%, 10/16/06                                        125,000         125,000
  5.30%, 10/27/06                                         50,000          50,000
MULBERRY - BRIGHTON PARK
  APARTMENTS, L.L.C.
  5.32%, 10/05/06 (a)                                      6,550           6,550
NORDEA BANK FINLAND, PLC
  5.27%, 10/02/06                                         13,000          13,000
PHYSICIAN SOLUTIONS, L.L.C
  5.37%, 10/05/06 (a)                                      2,000           2,000
ROMAN CATHOLIC BISHOP OF SAN JOSE
  (CA)
  5.32%, 10/05/06 (a)                                      5,500           5,500
ROYAL BANK OF CANADA
  5.26%, 10/03/06                                          5,000           4,999
ROYAL BANK OF SCOTLAND, PLC
  5.27%, 10/16/06                                        120,000         119,977
  5.28%, 10/19/06                                         15,000          15,000
  5.28%, 10/23/06                                         17,000          16,999
SIGMA FINANCE, INC.
  5.33%, 10/16/06 (b)(c)                                 108,000         108,015
  5.36%, 12/26/06 (b)(c)                                  19,000          19,000
SUMITOMO TRUST & BANKING CO.
  5.33%, 10/16/06                                         20,000          20,000
  5.33%, 10/23/06                                          6,000           6,000
TENDERFOOT SEASONAL HOUSING, L.L.C.
  5.37%, 10/05/06 (a)                                      3,000           3,000
THE GOLDMAN SACHS GROUP, INC.
  5.35%, 10/06/06 (d)                                    200,000         200,000
  5.37%, 10/17/06 (c)(d)                                  23,000          23,000
WHISTLEJACKET CAPITAL, L.L.C.
  5.29%, 10/11/06 (b)(c)                                  15,000          15,000
  5.29%, 10/20/06 (b)(c)                                   4,000           4,000
WHITE PINE FINANCE, L.L.C.
  5.29%, 10/10/06 (b)(c)                                  60,000          59,994
  5.29%, 10/12/06 (b)(c)                                  10,000           9,999

SCHWAB CASH RESERVES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

  5.33%, 10/16/06 (b)(c)                                   5,000           5,001
  5.29%, 10/20/06 (b)(c)                                   5,000           4,999
                                                                     -----------
                                                                       1,763,982


                                                 MATURITY AMOUNT        VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)

OTHER INVESTMENTS 13.5% OF NET ASSETS

REPURCHASE AGREEMENTS 13.5%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $918,000
   5.37%, issued 09/29/2006,
   due 10/02/06                                          900,403         900,000
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $87,720
   5.28%, issued 08/31/2006,
   due 10/04/06                                           86,429          86,000
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $102,000
   5.28%, issued 09/07/2006,
   due 10/05/06                                          100,410         100,000
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $102,000
   5.28%, issued 9/07/2006,
   due 10/06/06                                          100,425         100,000
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $127,500
   5.28%, issued 09/07/2006,
   due 10/07/06                                          125,549         125,000
CREDIT SUISSE SECURITIES (USA) L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $27,121
   5.37%, issued 09/29/2006,
   due 10/02/06                                           26,600          26,588
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $173,403
   5.27%, issued 08/30/2006,
   due 10/03/06                                          170,846         170,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $530,401
   5.37%, issued 9/29/06,
   due 10/02/06                                          520,233         520,000
                                                                     -----------
                                                                       2,027,588

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $14,912,227.

ISSUER                                               FACE AMOUNT      COST/VALUE
RATE, ACQUISITION DATE, MATURITY DATE                ($ X 1,000)     ($ X 1,000)

At 09/30/06, portfolio holdings included illiquid and/or restricted securities as follows:

BLUE SPICE, L.L.C.
  5.44%, 07/18/06, 10/04/06                               17,000          16,992
  5.31%, 09/06/06, 11/06/06                               37,000          36,805
  5.34%, 09/18/06, 12/18/06                                2,000           1,977
                                                                     -----------
                                                                          55,774
THE GOLDMAN SACHS GROUP, INC.
  5.35%, 07/06/06, 10/06/06                              200,000         200,000
  5.37%, 09/18/06, 10/17/06                               23,000          23,000
  4.98%, 02/03/06, 10/30/06                                2,000           2,000
  5.63%, 07/26/06, 04/20/07                               21,000          21,000
                                                                     -----------
                                                                         246,000

(a)   Credit-enhanced security.
(b)   Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,283,890 or 35.2% of net assets.
(d)   Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 96.5%  MUNICIPAL
        SECURITIES                                       961,930         961,930
--------------------------------------------------------------------------------
 96.5%  TOTAL INVESTMENTS                                961,930         961,930
  3.5%  OTHER ASSETS AND
        LIABILITIES                                                       34,576
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       996,506

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 96.5% OF NET ASSETS

ALABAMA 1.9%
--------------------------------------------------------------------------------
BIRMINGHAM DOWNTOWN
REDEVELOPMENT AUTH
RB (UAB Educational Foundation)
  Series 2002
  3.76%, 10/04/06 (a)(b)                                  18,790          18,790

ARIZONA 2.2%
--------------------------------------------------------------------------------
SALT RIVER PROJECT AGRICULTURAL
IMPROVEMENT AND POWER DISTRICT
Electric System RB Series 2006A
  3.78%, 10/05/06 (a)(c)                                   3,950           3,950
Electric System RB Series 2002B
  3.78%, 10/05/06 (a)(c)(d)                                7,440           7,440
SCOTTSDALE IDA
Hospital RB (Scottsdale
  Healthcare) Series 2006G
  3.79%, 10/05/06 (a)(b)(c)                               10,000          10,000
                                                                     -----------
                                                                          21,390
COLORADO 1.6%
--------------------------------------------------------------------------------
DENVER CONVENTION CENTER HOTEL AUTH
Sr Refunding RB (Convention Center
  Hotel) Series 2006
  3.78%, 10/05/06 (a)(b)(c)                               10,000          10,000
DENVER DEPT OF AVIATION
Airport System RB Series 2006A
  3.78%, 10/05/06 (a)(b)(c)                                6,000           6,000
                                                                     -----------
                                                                          16,000
DISTRICT OF COLUMBIA 1.7%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
Ballpark RB Series 2006B1
  3.78%, 10/05/06 (a)(b)(c)                               17,190          17,190

FLORIDA 23.6%
--------------------------------------------------------------------------------
ALACHUA CNTY SCHOOL BOARD
COP Series 2004
  3.77%, 10/05/06 (a)(b)(c)(d)                             3,000           3,000
FLORIDA
RB (Dept of Environmental
  Protection Preservation 2000)
  Series 1997B
  3.78%, 10/05/06 (a)(b)(c)(d)                            22,890          22,890
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds Series 2003C
  3.78%, 10/05/06 (a)(b)(c)(d)                             7,500           7,500
Capital Outlay Refunding Bonds Series
  2001B
  3.79%, 10/05/06 (a)(c)(d)                               14,100          14,100
Capital Outlay Bonds Series 1998E
  3.79%, 10/05/06 (a)(c)(d)                               12,280          12,280
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
  3.78%, 10/05/06 (a)(b)(c)(d)                             7,820           7,820
FLORIDA HFA
M/F Housing RB (Cameron Cove Apts) Series
  1985XX
  3.78%, 10/04/06 (a)(b)                                   8,100           8,100
M/F Housing Refunding RB (South Pointe)
  Series 1998J
  3.77%, 10/04/06 (a)(b)                                   4,925           4,925
FLORIDA LOCAL GOVERNMENT FINANCE
COMMISSION
Pooled TECP Series 1994A
  3.54%, 10/02/06 (b)                                     21,000          21,000
FLORIDA STATE BOARD OF EDUCATION
Public Education Capital Outlay
  Refunding Bonds Series 2005C
  3.78%, 10/05/06 (a)(c)                                   5,131           5,131
GAINESVILLE UTILITY SYSTEM
RB Series 2005A
  3.78%, 10/05/06 (a)(b)(c)                                4,545           4,545
MIAMI-DADE CNTY
Aviation Refunding RB (Miami
  International Airport-Hub of
  the Americas) Series 2005B
  4.00%, 10/01/06 (b)                                      2,455           2,455
OCALA
Utility Systems RB Series 2005B
  3.78%, 10/05/06 (a)(b)(c)(d)                             5,515           5,515
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  3.58%, 11/07/06 (b)                                     18,400          18,400
ORANGE CNTY HFA
M/F Housing Refunding RB (Andover Place
  Apts) Series 1998F
  3.79%, 10/05/06 (a)(b)                                   1,770           1,770
Refunding RB (Highland Pointe Apts)
  Series 1998J
  3.75%, 10/05/06 (a)(b)                                   7,455           7,455

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

ORANGE CNTY SCHOOL BOARD
COP Series 2006A
  3.77%, 10/05/06 (a)(b)(c)                                4,660           4,660
COP Series 2006B
  3.78%, 10/05/06 (a)(b)(c)                                2,760           2,760
PALM BEACH CNTY
RB (Zoological Society of the Palm
  Beaches) Series 2001
  3.75%, 10/05/06 (a)(b)                                   2,000           2,000
PALM BEACH CNTY HEALTH FACILITIES
AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  3.59%, 01/16/07 (b)                                      7,300           7,300
PALM BEACH CNTY SD
Sales Tax Revenue CP
  3.57%, 12/05/06 (b)                                      9,500           9,500
SARASOTA CNTY
Utility System Refunding RB Series
  2005A
  3.78%, 10/05/06 (a)(b)(c)(d)                             4,505           4,505
SUMTER LANDING COMMUNITY
DEVELOPMENT DISTRICT
Recreational RB Series 2005A
  3.78%, 10/05/06 (a)(b)(c)(d)                             2,000           2,000
SUNSHINE STATE GOVERNMENTAL
FINANCING COMMISSION
TECP Series 1998A
  3.52%, 10/04/06 (b)(c)                                  40,207          40,207
TAMPA
Educational Facilities RB (Pepin
  Academy of Tampa) Series 2002
  3.77%, 10/05/06 (a)(b)                                   3,625           3,625
TAMPA BAY WATER AUTH
Utility System Refunding and
  Improvement RB Series 2001A
  3.82%, 10/05/06 (a)(b)(c)(d)                             5,200           5,200
UNIVERSITY OF SOUTH FLORIDA RESEARCH
FOUNDATION
RB (Interdisciplinary Research
  Building) Series 2004A
  3.80%, 10/04/06 (a)(b)                                   5,500           5,500
WINTER HAVEN
Utility System Improvement and
  Refunding RB Series 2005
  3.77%, 10/05/06 (a)(b)(c)(d)                               995             995
                                                                     -----------
                                                                         235,138
GEORGIA 4.8%
--------------------------------------------------------------------------------
ATLANTA
Subordinate Lien Tax Allocation
  Bonds (Atlantic Station) Series
  2006
  3.84%, 10/05/06 (a)(b)                                   7,000           7,000
DEKALB CNTY PUBLIC SAFETY AND
JUDICIAL FACILITIES AUTH
RB (Public Safety and Judicial
  Facility) Series 2004
  3.78%, 10/05/06 (a)(c)                                   4,490           4,490
FULTON CNTY
Water and Sewerage RB Series 2004
  3.77%, 10/05/06 (a)(b)(c)                                1,040           1,040
METROPOLITAN ATLANTA RAPID TRANSIT
AUTH
Sales Tax Revenue CP BAN (Third
  Indenture) Series 2004A
  3.54%, 12/06/06 (b)                                     35,200          35,200
                                                                     -----------
                                                                          47,730
HAWAII 0.4%
--------------------------------------------------------------------------------
HONOLULU CITY AND CNTY
Wastewater System RB (1st Bond
  Resolution) Sr Series 2006A
  3.77%, 10/05/06 (a)(b)(c)                                4,200           4,200

ILLINOIS 12.4%
--------------------------------------------------------------------------------
CHICAGO
Second Lien Wastewater Transmission RB
  Series 2004A
  3.75%, 10/05/06 (a)(b)(c)                                4,750           4,750
GO Bonds (Project and Refunding) Series
  2004A
  3.77%, 10/05/06 (a)(b)(c)(d)                            18,500          18,500
GO Bonds Project and Refunding Series
  2006A
  3.78%, 10/05/06 (a)(b)(c)(d)                            17,760          17,760
ILLINOIS
GO Bonds Series 2003B
  3.78%, 10/04/06 (a)(c)                                   6,000           6,000
GO Bonds Series 2004A
  3.77%, 10/05/06 (a)(b)(c)(d)                            20,000          20,000
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
  3.77%, 10/05/06 (a)(b)(c)                               15,000          15,000
METROPOLITAN PIER AND EXPOSITION
AUTH
Bonds (McCormick Place Expansion
  Project) Series 1998B
  3.77%, 10/05/06 (a)(b)(c)(d)                             5,680           5,680
METROPOLITAN WATER RECLAMATION
DISTRICT OF GREATER CHICAGO
GO Capital Improvement Bonds
  Unlimited Tax Series 2006
  3.78%, 10/05/06 (a)(c)                                  14,000          14,000
ST CLAIR CNTY
Industrial Building Refunding RB
  (Winchester Apts) Series 1994
  3.76%, 10/05/06 (a)(b)                                  15,550          15,550
VILLAGE OF WESTERN SPRINGS
Special Assessment Bonds (Timber
  Trails) Series 2006
  3.76%, 10/04/06 (a)(b)                                   6,500           6,500
                                                                     -----------
                                                                         123,740

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
INDIANA 1.6%
--------------------------------------------------------------------------------
INDIANA HEALTH FACILITIES FINANCING
AUTH
RB (Ascension Health) Series 2001A3
  3.35%, 01/30/07 (a)                                      8,000           7,984
PURDUE UNIVERSITY
Student Fee Bonds Series W
  3.78%, 10/05/06 (a)(c)                                   8,185           8,185
                                                                     -----------
                                                                          16,169
IOWA 1.7%
--------------------------------------------------------------------------------
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program Warrant
  Certificates Series 2006-2007 A
  4.50%, 06/28/07 (b)                                     16,720          16,814

KENTUCKY 2.5%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell
  Health) Series 2006
  3.78%, 10/05/06 (a)(b)                                   9,500           9,500
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund TRAN Series 2006A
  4.50%, 06/28/07                                         15,000          15,086
                                                                     -----------
                                                                          24,586
LOUISIANA 3.8%
--------------------------------------------------------------------------------
LOUISIANA
Gasoline and Fuel Tax RB Series 2005A
  3.77%, 10/05/06 (a)(b)(c)(d)                             7,000           7,000
GO Match Bonds Series 2006B
  3.78%, 10/05/06 (a)(b)(c)(d)                             3,120           3,120
LOUISIANA LOCAL GOVERNMENT
ENVIRONMENTAL FACILITIES AND
COMMUNITY DEVELOPMENT AUTH
RB (University of
  Louisiana-Monroe) Series 2004C
  3.76%, 10/05/06 (a)(b)                                  10,000          10,000
LOUISIANA OFFSHORE TERMINAL AUTH
Deepwater Port Refunding RB Series
  2003B
  3.80%, 10/04/06 (a)(b)                                  12,700          12,700
LOUISIANA PUBLIC FACILITY AUTH
RB (Tiger Athletic Foundation)
  Series 2004
  3.75%, 10/05/06 (a)(b)                                   4,950           4,950
                                                                     -----------
                                                                          37,770
MASSACHUSETTS 3.3%
--------------------------------------------------------------------------------
CHELMSFORD
BAN
  4.50%, 06/22/07                                          6,000           6,035
MASSACHUSETTS STATE HEALTH AND
EDUCATIONAL FACILITIES AUTH
Revenue Notes (Harvard University)
  Series EE
  3.70%, 11/08/06                                          8,000           8,000
MASSACHUSETTS WATER RESOURCES
AUTH
CP Notes Series 1994
  3.60%, 12/14/06 (b)                                      8,000           8,000
NEEDHAM
BAN
  4.25%, 11/01/06                                          3,000           3,002
QUINCY
BAN
  4.50%, 08/03/07                                          8,000           8,048
                                                                     -----------
                                                                          33,085
MICHIGAN 0.3%
--------------------------------------------------------------------------------
DETROIT WATER SUPPLY
System Revenue Second Lien Bonds
  Series 2006B
  3.75%, 10/05/06 (a)(b)(c)                                2,500           2,500

MISSOURI 1.4%
--------------------------------------------------------------------------------
MISSOURI HIGHWAY AND TRANSPORTATION
COMMISSION
First Lien State Road Bonds Series 2006B
  3.78%, 10/05/06 (a)(c)                                  13,835          13,835

NEVADA 4.7%
--------------------------------------------------------------------------------
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water CP Series
  2004 A&B
  3.52%, 12/07/06 (c)                                     41,900          41,900
TRUCKEE MEADOWS WATER AUTH
Water Revenue CP Series 2006B
  3.57%, 12/08/06 (b)                                      5,000           5,000
                                                                     -----------
                                                                          46,900
NEW JERSEY 1.6%
--------------------------------------------------------------------------------
WOODBRIDGE
BAN
  4.50%, 07/06/07                                         16,000          16,083

NEW YORK 2.7%
--------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
Transportation Refunding RB Series
  2002A
  3.77%, 10/05/06 (a)(b)(c)(d)                            11,580          11,580
NEW YORK CITY MUNICIPAL WATER
FINANCE AUTH
Water and Sewer System RB Series
  1994G
  3.80%, 10/02/06 (a)(b)(c)                                1,000           1,000
NEW YORK STATE THRUWAY AUTH
State Personal Income Tax RB
  Series 2006A
  3.77%, 10/05/06 (a)(c)                                   5,070           5,070

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

PORT AUTH OF NEW YORK AND NEW
JERSEY
CP Series B
  3.52%, 12/06/06 (c)                                      9,370           9,370
                                                                     -----------
                                                                          27,020
PENNSYLVANIA 2.9%
--------------------------------------------------------------------------------
PHILADELPHIA
GO Bonds Series 2006
  3.77%, 10/05/06 (a)(b)(c)                               13,630          13,630
PHILADELPHIA GAS WORKS
Revenue Notes CP Series E
  3.63%, 10/06/06 (b)                                     15,000          15,000
                                                                     -----------
                                                                          28,630
PUERTO RICO 1.6%
--------------------------------------------------------------------------------
PUERTO RICO HIGHWAY AND
TRANSPORTATION AUTH
Highway Refunding RB Series BB
  3.50%, 02/15/07 (a)(b)(c)                               11,210          11,210
PUERTO RICO MUNICIPAL FINANCE
AGENCY
Refunding Bonds Series C
  3.50%, 02/15/07 (a)(b)(c)                                4,945           4,945
                                                                     -----------
                                                                          16,155
SOUTH CAROLINA 1.5%
--------------------------------------------------------------------------------
SOUTH CAROLINA PUBLIC SERVICE AUTH
TECP
  3.55%, 11/09/06 (c)                                      8,591           8,591
SOUTH CAROLINA TRANSPORTATION
INFRASTRUCTURE BANK
Refunding RB Series 2005A
  3.78%, 10/05/06 (a)(b)(c)                                6,390           6,390
                                                                     -----------
                                                                          14,981
TENNESSEE 5.5%
--------------------------------------------------------------------------------
KNOXVILLE
Wastewater System Revenue
  Improvement Bonds Series 2005A
  3.78%, 10/05/06 (a)(b)(c)                                5,500           5,500
SHELBY CNTY
TAN Series 2006
  4.50%, 06/29/07                                          7,000           7,036
TENNESSEE ENERGY ACQUISITION CORP
Gas Project RB Series 2006A
  3.78%, 10/05/06 (a)(c)                                  20,175          20,175
Jr Gas Project RB Series 2006B
  3.79%, 10/05/06 (a)(b)(c)                               22,540          22,540
                                                                     -----------
                                                                          55,251
TEXAS 7.9%
--------------------------------------------------------------------------------
DALLAS
GO Bonds Series 2005
  3.78%, 10/05/06 (a)(c)                                   5,000           5,000
LOWER COLORADO RIVER AUTH
CP Series A
  3.60%, 10/05/06 (c)                                      4,100           4,100
TEXAS A&M BOARD OF REGENTS
Permanent University Fund Bonds Series
  1998
  3.77%, 10/05/06 (a)(c)(d)                                6,000           6,000
Permanent University Fund Bonds Series
  2006
  3.78%, 10/05/06 (a)(c)                                   3,155           3,155
TEXAS DEPT OF TRANSPORTATION
State Highway Fund Revenue CP
  Notes Series A
  3.52%, 11/06/06 (b)                                     21,300          21,300
UNIVERSITY OF TEXAS
Permanent University Fund Flexible
  Rate Notes Series A
  3.68%, 10/04/06                                         39,072          39,072
                                                                     -----------
                                                                          78,627
WASHINGTON 3.2%
--------------------------------------------------------------------------------
CACADE WATER ALLIANCE
Water System RB Series 2006
  3.77%, 10/05/06 (a)(b)(c)(d)                             8,680           8,680
PORT OF SEATTLE
Intermediate Lien Refunding RB
  Series 2006
  3.78%, 10/05/06 (a)(b)(c)(d)                             7,250           7,250
WASHINGTON
Various Purpose GO Refunding Bonds
  Series R-2005A
  3.77%, 10/05/06 (a)(b)(c)                               16,235          16,235
                                                                     -----------
                                                                          32,165
WISCONSIN 0.2%
--------------------------------------------------------------------------------
WISCONSIN
GO CP Notes
  3.58%, 12/04/06 (c)                                      2,000           2,000

WYOMING 1.5%
--------------------------------------------------------------------------------
LINCOLN CNTY
Pollution Control RB (Amoco)
  Series 1983
  3.40%, 10/01/06 (a)                                     15,200          15,181

END OF INVESTMENTS.

At 09/30/06, cost of the fund's investments was $961,930.

(a)   Variable-rate security.
(b)   Credit-enhanced security.
(c)   Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $198,815 or 20% of net assets.


BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing finance agency

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

IDA -- Industrial development authority
IDRB -- Industrial development revenue bond
RAN -- Revenue anticipation note
RB -- Revenue bond
TAN -- Tax anticipation note
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 17.0%  FEDERAL AGENCY
        SECURITIES                                       508,546        508,546
 85.9%  OTHER INVESTMENTS                              2,565,664      2,565,664
--------------------------------------------------------------------------------
102.9%  TOTAL INVESTMENTS                              3,074,210      3,074,210
(2.9)%  OTHER ASSETS AND
        LIABILITIES                                                     (86,899)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    2,987,311


ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FEDERAL AGENCY SECURITIES 17.0% OF NET ASSETS

FIXED-RATE DISCOUNT NOTES 13.0%
--------------------------------------------------------------------------------
FANNIE MAE
  5.38%, 10/02/06                                         55,000          54,992
  5.25%, 10/04/06                                          5,400           5,398
  5.32%, 10/11/06                                         19,200          19,172
  5.42%, 11/01/06                                         95,974          95,531
  5.21%, 11/29/06                                         15,000          14,873
  5.25%, 12/01/06                                         16,040          15,901
  5.26%, 01/02/07                                         60,682          59,877
  5.51%, 04/27/07                                          9,594           9,302
FEDERAL HOME LOAN BANK
  5.22%, 12/01/06                                         20,000          19,825
FREDDIE MAC
  5.25%, 10/05/06                                         31,155          31,137
  5.22%, 11/28/06                                         13,896          13,781
  5.24%, 01/03/07                                         10,350          10,211
  5.24%, 01/16/07                                          9,500           9,355
  5.24%, 02/12/07                                         30,000          29,427
                                                                     -----------
                                                                         388,782
FIXED-RATE COUPON NOTES 1.3%
--------------------------------------------------------------------------------
FANNIE MAE
  2.63%, 01/19/07                                         15,000          14,887
FEDERAL HOME LOAN BANK
  5.50%, 10/02/07                                         15,000          15,000
FREDDIE MAC
  5.19%, 03/16/07                                         10,000           9,891
                                                                     -----------
                                                                          39,778
VARIABLE-RATE COUPON NOTES 2.7%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
  5.25%, 12/29/06                                         30,000          29,998
FREDDIE MAC
  5.33%, 11/07/06                                         50,000          49,988
                                                                     -----------
                                                                          79,986

                                                 MATURITY AMOUNT       VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)
OTHER INVESTMENTS 85.9% OF NET ASSETS

REPURCHASE AGREEMENTS 85.9%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $410,040.
  5.35%, issued 08/02/06, due
    10/03/06                                              25,230          25,000
  5.26%, issued 09/22/06, due
    10/06/06                                              35,072          35,000
  5.28%, issued 09/14/06, due
    10/06/06                                              40,129          40,000
  5.29%, issued 08/23/06, due
    10/06/06                                              30,194          30,000
  5.29%, issued 08/24/06, due
    10/06/06                                              35,566          35,000
  5.30%, issued 08/10/06, due
    10/06/06                                              30,252          30,000
  5.30%, issued 08/22/06, due
    10/06/06                                              50,331          50,000
  5.30%, issued 08/28/06, due
    10/06/06                                              35,201          35,000
  5.30%, issued 08/28/06, due
    10/06/06                                              22,126          22,000
  5.40%, issued 08/03/06, due
    10/06/06                                              40,384          40,000
  5.40%, issued 08/04/06, due
    10/06/06                                              30,283          30,000
  5.41%, issued 07/11/06, due
    10/06/06                                              30,392          30,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $205,020.
  5.37%, issued 09/29/06, due
    10/02/06                                             171,077         171,000
  5.30%, issued 09/11/06, due
    12/07/06                                              30,110          30,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $322,329.
  5.37%, issued 09/29/06, due
    10/02/06                                             171,077         171,000
  5.27%, issued 09/20/06, due
    10/06/06                                              25,059          25,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 MATURITY AMOUNT       VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)

  5.28%, issued 09/29/06, due
    10/06/06                                              50,051          50,000
  5.41%, issued 07/14/06, due
    10/06/06                                              40,505          40,000
  5.50%, issued 07/14/06, due
    10/06/06                                              30,385          30,000
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $562,728.
  5.37%, issued 09/29/06, due
    10/02/06                                             171,741         171,664
  5.17%, issued 05/10/06, due
    10/06/06                                              20,428          20,000
  5.18%, issued 05/05/06, due
    10/06/06                                              20,443          20,000
  5.18%, issued 05/17/06, due
    10/07/06                                              20,409          20,000
  5.19%, issued 05/09/06, due
    10/06/06                                              25,541          25,000
  5.19%, issued 05/11/06, due
    10/07/06                                              25,533          25,000
  5.23%, issued 05/26/06, due
    10/06/06                                              25,483          25,000
  5.27%, issued 09/25/06, due
    10/06/06                                              25,040          25,000
  5.30%, issued 06/06/06, due
    10/06/06                                              25,449          25,000
  5.30%, issued 09/12/06, due
    10/07/06                                              30,106          30,000
  5.31%, issued 09/19/06, due
    10/06/06                                              25,063          25,000
  5.32%, issued 09/15/06, due
    10/06/06                                              30,093          30,000
  5.34%, issued 09/18/06, due
    10/06/06                                              25,067          25,000
  5.35%, issued 09/12/06, due
    10/06/06                                              20,071          20,000
  5.44%, issued 08/03/06, due
    10/06/06                                              20,193          20,000
  5.46%, issued 08/04/06, due
    10/06/06                                              20,191          20,000
  5.53%, issued 06/26/06, due
    10/06/06                                              25,392          25,000
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $484,500.
  5.42%, issued 07/06/06, due
    10/04/06                                              25,339          25,000
  5.22%, issued 05/22/06, due
    10/06/06                                              25,497          25,000
  5.29%, issued 08/18/06, due
    10/06/06                                              40,288          40,000
  5.29%, issued 09/07/06, due
    10/06/06                                               8,034           8,000
  5.30%, issued 08/15/06, due
    10/06/06                                              20,153          20,000
  5.30%, issued 08/17/06, due
    10/06/06                                              40,294          40,000
  5.30%, issued 08/31/06, due
    10/06/06                                              50,265          50,000
  5.30%, issued 08/31/06, due
    10/06/06                                              25,133          25,000
  5.30%, issued 09/01/06, due
    10/06/06                                              27,139          27,000
  5.30%, issued 09/06/06, due
    10/06/06                                              10,044          10,000
  5.30%, issued 09/12/06, due
    10/06/06                                              25,088          25,000
  5.31%, issued 06/13/06, due
    10/06/06                                              30,509          30,000
  5.31%, issued 08/16/06, due
    10/06/06                                              30,226          30,000
  5.31%, issued 08/25/06, due
    10/06/06                                              20,124          20,000
  5.35%, issued 08/07/06, due
    10/06/06                                              25,223          25,000
  5.45%, issued 07/05/06, due
    10/06/06                                              30,422          30,000
  5.49%, issued 06/22/06, due
    10/06/06                                              25,404          25,000
  5.50%, issued 06/23/06, due
    10/06/06                                              20,321          20,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $25,500.
  5.31%, issued 08/29/06, due 10/06/06                    25,140          25,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $173,400.
  5.27%, issued 09/25/06, due
    10/06/06                                              30,048          30,000
  5.27%, issued 09/27/06, due
    10/06/06                                              20,026          20,000
  5.31%, issued 08/09/06, due
    10/06/06                                              25,214          25,000
  5.32%, issued 09/21/06, due
    10/06/06                                              25,055          25,000
  5.33%, issued 09/11/06, due
    10/06/06                                              35,130          35,000
  5.36%, issued 08/25/06, due
    10/06/06                                              20,125          20,000
  5.40%, issued 08/14/06, due
    10/06/06                                              15,119          15,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities with a value of $433,540.
  5.08%, issued 04/03/06, due
    10/02/06                                              20,514          20,000
  5.18%, issued 05/04/06, due
    10/06/06                                              10,223          10,000
  5.20%, issued 04/27/06, due
    10/06/06                                              13,304          13,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 MATURITY AMOUNT       VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)

  5.21%, issued 05/19/06, due
    10/06/06                                              25,507          25,000
  5.26%, issued 06/09/06, due
    10/06/06                                              30,522          30,000
  5.28%, issued 06/06/06, due
    10/06/06                                              10,179          10,000
  5.29%, issued 08/11/06, due
    10/06/06                                              20,165          20,000
  5.30%, issued 06/12/06, due
    10/06/06                                              30,512          30,000
  5.30%, issued 06/01/06, due
    10/06/06                                              20,374          20,000
  5.30%, issued 09/05/06, due
    10/06/06                                              20,091          20,000
  5.33%, issued 08/08/06, due
    10/06/06                                              20,175          20,000
  5.35%, issued 06/14/06, due
    10/06/06                                              30,508          30,000
  5.36%, issued 07/31/06, due
    10/06/06                                              30,299          30,000
  5.37%, issued 07/28/06, due
    10/06/06                                              35,365          35,000
  5.40%, issued 08/08/06, due
    10/06/06                                              20,177          20,000
  5.41%, issued 07/18/06, due
    10/06/06                                              30,361          30,000
  5.41%, issued 07/31/06, due
    10/06/06                                              20,201          20,000
  5.42%, issued 06/15/06, due
    10/06/06                                              12,204          12,000
  5.46%, issued 07/25/06, due
    10/06/06                                              30,332          30,000
                                                                     -----------
                                                                       2,565,664

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $3,074,210.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.1%  MUNICIPAL SECURITIES                             364,329         364,329
--------------------------------------------------------------------------------
 98.1%  TOTAL INVESTMENTS                                364,329         364,329
--------------------------------------------------------------------------------
  1.9%  OTHER ASSETS AND
        LIABILITIES                                                        7,043
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       371,372

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 98.1% OF NET ASSETS

MASSACHUSETTS 98.1%
--------------------------------------------------------------------------------
CHELMSFORD
BAN
   3.66%, 06/22/07                                         2,539           2,554
COHASSET
BAN
   3.68%, 08/10/07                                         8,200           8,255
CONCORD
Unlimited Tax School BAN
   3.54%, 09/27/07                                         4,000           4,018
HAVERHILL
BAN
   3.60%, 09/28/07                                         2,300           2,320
State Qualified BAN
   3.62%, 03/30/07                                         2,000           2,008
LITTLETON
BAN
   3.80%, 07/27/07                                         2,200           2,212
MASSACHUSETTS
GO Bonds Consolidated Loan Series 1998C
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,485           3,485
GO Bonds Consolidated Loan Series 2000C
   3.76%, 10/05/06 (a)(c)(d)                               1,500           1,500
GO Bonds Consolidated Loan Series 2004A
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,950           3,950
GO Bonds Consolidated Loan Series 2005A
   3.76%, 10/05/06 (a)(b)(c)(d)                            2,985           2,985
GO Bonds Consolidated Loan Series 2005C
   3.77%, 10/05/06 (a)(c)(d)                               5,145           5,145
   3.78%, 10/05/06 (a)(c)(d)                               5,775           5,775
GO Refunding Bonds Series 1996A
   3.76%, 10/05/06 (a)(c)(d)                                 385             385
GO Refunding Bonds Series 2004A
   3.73%, 10/04/06 (a)(b)(c)(d)                              485             485
Lease RB (Route 3 North Transportation Improvements)
   Series 2002B
   3.73%, 10/04/06 (a)(b)(c)                               1,600           1,600
Special Obligation Dedicated Tax RB Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                            5,900           5,900
MASSACHUSETTS BAY TRANSPORTATION AUTH
Assessment Bonds Series 2005A
   3.77%, 10/05/06 (a)(c)(d)                               5,495           5,495
   3.78%, 10/05/06 (a)(c)(d)                               5,000           5,000
Sr Sales Tax Bonds Series 2004C
   3.78%, 10/05/06 (a)(c)(d)                              11,285          11,285
Sr Sales Tax Bonds Series 2006A
   3.77%, 10/05/06 (a)(c)                                  2,395           2,395
Sr Sales Tax Bonds Series 2006C
   3.78%, 10/05/06 (a)(c)(d)                              11,405          11,405
Sr Sales Tax RB Series 2005A
   3.77%, 10/05/06 (a)(c)(d)                               2,300           2,300
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
Education RB (Dexter School) Series 2000
   3.77%, 10/05/06 (a)(b)(c)                               6,235           6,235
Higher Education RB (Smith College) Series 2005
   3.78%, 10/05/06 (a)(c)                                  4,890           4,890
M/F Housing RB (Archstone Reading Apts) Series 2004A
   3.79%, 10/04/06 (a)(b)                                  8,000           8,000
M/F Housing RB (Midway Studios) Series 2003A
   3.80%, 10/05/06 (a)(b)                                  5,000           5,000
M/F Housing Refunding RB (Kensington at Chelmsford)
   Series 2002
   3.78%, 10/05/06 (a)(b)                                 16,100          16,100
RB (Berkshire School) Series 2001
   3.76%, 10/05/06 (a)(b)                                  4,500           4,500
RB (Boston Children's Museum) Series 2006
   3.80%, 10/03/06 (a)(b)                                 15,000          15,000
RB (Boston University) Series R3
   3.70%, 10/05/06 (a)(b)(c)                               1,000           1,000
RB (Boston University) Series T1
   3.77%, 10/05/06 (a)(b)(c)(d)                            2,605           2,605
RB (College of Holy Cross) Series 2002
   3.77%, 10/05/06 (a)(b)(c)(d)                            1,600           1,600
RB (Fessenden School) Series 2001
   3.79%, 10/05/06 (a)(b)                                  3,000           3,000
RB (FIBA Technologies) Series 2003
   3.83%, 10/04/06 (a)(b)                                  1,795           1,795

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
RB (Gordon College) Series 2002
   3.77%, 10/05/06 (a)(b)                                  2,060           2,060
RB (WGBH Educational Foundation) 2002A
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,000           3,000
RB (Worcester Academy) Series 2000
   3.77%, 10/05/06 (a)(b)                                  5,500           5,500
RB (YMCA of Greater Boston) Series 2004A
   3.75%, 10/05/06 (a)(b)                                  1,500           1,500
RB (YMCA of Greater Worchester) Series 2006
   3.79%, 10/04/06 (a)(b)                                  6,250           6,250
MASSACHUSETTS HEALTH AND EDUCATIONAL FACILITIES AUTH
RB (Baystate Medical Center) Series D
   3.77%, 10/05/06 (a)(b)(c)(d)                           21,645          21,645
RB (Boston Home) Series 2002B
   3.77%, 10/05/06 (a)(b)                                  2,500           2,500
RB (Massachusetts Institute of Technology) Series I1
   3.79%, 10/05/06 (a)(c)(d)                               7,965           7,965
RB (Massachusetts Institute of Technology) Series K
   3.77%, 10/05/06 (a)(c)(d)                               8,800           8,800
RB (Winchester Hospital) Series D
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,788           3,788
Revenue Notes (Harvard University) Series EE
   3.51%, 11/09/06                                         7,000           7,000
   3.58%, 12/07/06                                         5,000           5,000
   3.70%, 11/08/06                                         7,000           7,000
MASSACHUSETTS HFA
Housing Bonds Series 2003S
   3.83%, 10/04/06 (a)(c)(d)                               3,285           3,285
RB Series 2005H
   3.76%, 10/04/06 (a)(c)                                  2,965           2,965
Rental Housing Mortgage RB Series 2002F
   3.79%, 10/05/06 (a)(b)(c)(d)                            6,615           6,615
   3.80%, 10/05/06 (a)(b)(c)(d)                            5,315           5,315
S/F Housing Notes Series O
   4.03%, 12/01/06                                         6,000           5,921
S/F Housing Notes Series Y
   3.83%, 08/01/07                                         7,000           7,000
MASSACHUSETTS IFA
RB (New England College of Optometry) Series 1997
   3.77%, 10/05/06 (a)(b)                                  6,145           6,145
MASSACHUSETTS PORT AUTH
RB Series 2005A
   3.76%, 10/05/06 (a)(b)(c)(d)                            3,385           3,385
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,000          10,000
MASSACHUSETTS STATE COLLEGE BUILDING AUTH
RB Series 2006A
   3.73%, 10/04/06 (a)(b)(c)(d)                            2,540           2,540
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
Pool Program Bonds Series 10
   3.77%, 10/05/06 (a)(c)(d)                               3,830           3,830
RB Subordinate Series 1999A
   3.77%, 10/04/06 (a)(c)(d)                               9,500           9,500
MASSACHUSETTS WATER RESOURCES AUTH
CP Notes Series 1994
   3.50%, 11/03/06 (b)                                     5,000           5,000
   3.50%, 11/06/06 (b)                                    12,000          12,000
   3.53%, 11/02/06 (b)                                     5,000           5,000
   3.60%, 12/14/06 (b)                                     8,000           8,000
General Revenue Refunding Bonds Series 2005B
   3.76%, 10/05/06 (a)(b)(c)                               6,340           6,340
NEEDHAM
BAN
   3.64%, 11/01/06                                         4,110           4,112
NORTHBOROUGH-SOUTHBOROUGH REGIONAL SD
BAN
   3.59%, 10/26/06                                         5,500           5,501
PLYMOUTH
BAN
   3.73%, 12/12/06                                         4,000           4,005
QUINCY
BAN
   3.75%, 08/03/07                                         3,653           3,675
SALEM
BAN
   3.34%, 01/11/07                                         2,000           2,005
                                                                     -----------
                                                                         364,329

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $364,329.

(a) Variable rate security.

(b) Credit-enhanced security.

(c) Liquidity-enhanced security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $158,968 or 42.8% of net assets.

BAN -- Bond anticipation note
GAN -- Grant anticipation note
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
RB -- Revenue bond
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 77.9%  FIXED-RATE OBLIGATIONS                        20,824,065      20,824,065
 13.9%  VARIABLE-RATE OBLIGATIONS                      3,707,927       3,707,927
  8.9%  OTHER INVESTMENTS                              2,378,217       2,378,217
--------------------------------------------------------------------------------
100.7%  TOTAL INVESTMENTS                             26,910,209      26,910,209
(0.7)%  OTHER ASSETS AND
        LIABILITIES                                                    (194,229)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    26,715,980

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 77.9% OF NET ASSETS

BANK NOTES 2.9%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.33%, 10/13/06                                       152,000         152,000
   5.46%, 10/24/06                                       420,000         420,000
   5.45%, 10/26/06                                        56,000          56,000
   5.36%, 11/17/06                                        65,000          65,000
   5.51%, 01/24/07                                        73,000          73,000
                                                                     -----------
                                                                         766,000
CERTIFICATES OF DEPOSIT 23.4%
--------------------------------------------------------------------------------
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.45%, 12/07/06                                       103,000         103,000
BANK OF THE WEST
   5.30%, 01/25/07                                        17,000          17,000
BARCLAYS BANK PLC
   5.39%, 10/06/06                                        10,000          10,000
   5.48%, 10/19/06                                       127,000         127,000
   5.45%, 10/25/06                                       314,000         314,000
   5.26%, 04/05/07                                       113,000         113,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.48%, 10/16/06                                       115,000         115,000
BNP PARIBAS
   5.47%, 10/16/06                                       312,000         312,000
   5.21%, 11/06/06                                       114,000         114,000
BNP PARIBAS (SAN FRANCISCO BRANCH)
   5.51%, 12/19/06                                       150,000         150,000
   5.36%, 05/31/07                                        45,000          45,000
CALYON
   5.30%, 10/03/06                                        50,000          50,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.23%, 11/13/06                                       118,000         118,000
   5.27%, 02/02/07                                       153,000         153,000
CHARTER ONE BANK, N.A.
   5.48%, 10/17/06                                        50,000          50,000
CITIZENS BANK OF PENNSYLVANIA
   5.50%, 10/31/06                                        50,000          50,000
CREDIT AGRICOLE S.A.
   5.36%, 01/11/07                                        20,000          20,000
   5.37%, 05/18/07                                       192,000         192,000
CREDIT SUISSE
   5.11%, 10/02/06                                       104,000         104,000
   5.31%, 11/13/06                                       215,000         215,000
   5.37%, 03/08/07                                        90,000          90,000
   5.60%, 04/20/07                                        69,000          69,000
DEPFA BANK, PLC
   5.45%, 12/04/06                                        84,000          84,000
DEUTSCHE BANK, AG
   4.62%, 10/26/06                                       236,000         236,000
   4.85%, 01/26/07                                       116,000         116,000
   5.01%, 02/09/07                                        50,000          50,000
DEXIA CREDIT LOCAL
   5.27%, 02/07/07                                        85,000          84,894
DRESDNER BANK, AG
   5.34%, 12/21/06                                         7,000           7,000
FIRST TENNESSEE BANK, N.A.
   5.31%, 11/28/06                                        44,000          44,000
HBOS TREASURY SERVICES, PLC
   5.36%, 11/15/06 (a)                                   116,000         116,000
   5.31%, 12/28/06 (a)                                    26,000          26,000
ING BANK N.V.
   5.40%, 02/20/07                                       200,000         200,000
LANDESBANK BADEN-WURTTEMBERG
   5.49%, 12/20/06                                       200,000         200,000
   5.31%, 12/28/06                                        75,000          75,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.58%, 01/22/07                                        65,000          65,000
MIZUHO CORP. BANK LTD.
   5.43%, 11/10/06                                        40,000          40,000
   5.38%, 11/13/06                                        70,000          70,000
   5.52%, 12/19/06                                       150,000         150,000
NORDEA BANK FINLAND, PLC
   5.27%, 02/01/07                                       190,000         190,000
SAN PAOLO IMI SPA
   5.33%, 12/14/06                                       304,000         304,000
SOCIETE GENERALE
   5.29%, 10/02/06                                       135,000         135,000
   5.44%, 11/06/06                                        64,000          64,000
   5.35%, 11/29/06                                       100,000         100,000
   5.41%, 02/05/07                                        92,000          92,003
SUMITOMO TRUST & BANKING CO.
   5.13%, 10/05/06                                        17,000          17,000
   5.44%, 02/12/07                                       138,000         138,000
TORONTO DOMINION BANK
   5.11%, 10/05/06                                        95,000          95,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.49%, 11/07/06                                        82,000          82,000
   5.40%, 02/21/07                                        45,000          45,000
UNICREDITO ITALIANO SPA
   5.23%, 11/17/06                                        45,000          45,000
   5.34%, 12/19/06                                        50,000          50,000
   5.32%, 01/26/07                                        50,000          50,000
   5.45%, 02/09/07                                        40,000          40,000
   5.42%, 02/23/07                                        42,000          42,000
   5.42%, 02/28/07                                        46,000          46,000
   5.38%, 03/05/07                                        45,000          45,000
   5.38%, 03/13/07                                        45,000          45,000
   5.40%, 03/20/07                                        49,000          49,000
UNION BANK OF CALIFORNIA
   5.31%, 11/21/06                                       132,000         132,000
WASHINGTON MUTUAL BANK
   5.37%, 12/04/06                                        70,000          69,991
   5.44%, 01/04/07                                        95,000          95,000
   5.45%, 02/07/07                                        67,000          67,000
WESTPAC BANKING CORP.
   5.35%, 11/27/06                                       104,000         104,000
WILMINGTON TRUST CO.
   5.19%, 10/18/06                                        10,000          10,000
   5.43%, 02/15/07                                        18,000          18,000
                                                                     -----------
                                                                       6,264,888
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 50.4%
--------------------------------------------------------------------------------
AB SPINTAB
   5.35%, 11/15/06                                        38,000          37,749
   5.32%, 11/20/06                                         5,000           4,963
ALLIANCE & LEICESTER, PLC
   5.37%, 11/15/06 (c)                                    73,000          72,517
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.38%, 02/28/07 (a)                                    29,700          29,052
AMSTEL FUNDING CORP.
   5.45%, 10/20/06 (b)(c)                                116,000         115,671
   5.47%, 10/20/06 (b)(c)                                 79,000          78,775
   5.46%, 10/24/06 (b)(c)                                117,661         117,257
   5.45%, 11/03/06 (b)(c)                                 10,000           9,951
   5.32%, 01/26/07 (b)(c)                                 12,000          11,796
   5.41%, 02/21/07 (b)(c)                                 30,000          29,372
   5.38%, 03/23/07 (b)(c)                                 37,000          36,068
AMSTERDAM FUNDING CORP.
   5.29%, 10/11/06 (a)(b)(c)                             119,000         118,826
   5.34%, 10/13/06 (a)(b)(c)                              19,000          18,966
   5.33%, 10/19/06 (a)(b)(c)                              91,087          90,847
   5.31%, 11/08/06 (a)(b)(c)                              70,000          69,611
ANGLO IRISH BANK CORP., PLC
   5.33%, 10/30/06 (c)                                    31,000          30,868
AQUINAS FUNDING, L.L.C.
   5.45%, 10/19/06 (a)(b)(c)                              50,000          49,865
   5.29%, 10/20/06 (a)(b)(c)                              35,000          34,903
   5.45%, 02/15/07 (a)(b)(c)                              10,280          10,073
ASAP FUNDING LTD.
   5.49%, 10/06/06 (a)(b)(c)                              38,000          37,971
   5.41%, 10/10/06 (a)(b)(c)                              41,958          41,902
   5.36%, 10/13/06 (a)(b)(c)                              14,520          14,494
   5.36%, 10/17/06 (a)(b)(c)                              60,000          59,858
   5.33%, 10/19/06 (a)(b)(c)                              25,000          24,934
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.30%, 10/26/06 (a)(b)(c)                               9,083           9,050
   5.32%, 11/14/06 (a)(b)(c)                              22,000          21,858
ATLANTIS ONE FUNDING CORP.
   5.18%, 10/17/06 (b)(c)                                 79,236          79,058
   5.18%, 10/18/06 (b)(c)                                 54,180          54,051
   5.19%, 10/19/06 (b)(c)                                 95,000          94,760
   5.21%, 10/27/06 (b)(c)                                  8,031           8,002
   5.24%, 10/30/06 (b)(c)                                 50,000          49,795
   5.32%, 10/30/06 (b)(c)                                 23,000          22,902
   5.18%, 11/01/06 (b)(c)                                 75,000          74,674
   5.58%, 01/03/07 (b)(c)                                 35,000          34,504
   5.36%, 01/10/07 (b)(c)                                 79,500          78,327
   5.45%, 02/07/07 (b)(c)                                100,000          98,100
   5.37%, 03/05/07 (b)(c)                                 42,589          41,630
   5.37%, 03/07/07 (b)(c)                                 61,000          59,609
   5.38%, 03/16/07 (b)(c)                                  2,000           1,952
BANK OF AMERICA CORP.
   5.47%, 10/18/06                                       310,000         309,211
   5.31%, 11/09/06                                       103,000         102,413
   5.35%, 11/16/06                                        54,000          53,636
   5.35%, 11/29/06                                       142,000         140,772
   5.35%, 11/30/06                                        92,000          91,191
   5.31%, 12/27/06                                        99,000          97,748
   5.31%, 03/19/07                                       144,000         140,498
BANK OF NOVA SCOTIA
   5.31%, 11/20/06                                        16,000          15,883
BARCLAYS US FUNDING CORP.
   5.31%, 11/20/06 (a)                                    26,000          25,810
BEAR STEARNS COMPANIES, INC.
   5.37%, 11/13/06                                        23,000          22,854
   5.31%, 11/20/06                                       125,000         124,087
   5.53%, 11/30/06                                        18,000          17,838
   5.51%, 12/13/06                                         7,000           6,923
   5.33%, 01/19/07                                        13,000          12,792
   5.47%, 02/02/07                                        29,000          28,469
   5.37%, 03/15/07                                       115,000         112,243
   5.37%, 03/16/07                                        15,000          14,638
BETA FINANCE, INC.
   5.32%, 01/29/07 (b)(c)                                 23,000          22,600
BLUE SPICE, L.L.C.
   5.44%, 10/04/06 (a)(b)(c)(d)                           26,000          25,988
   5.34%, 12/15/06 (a)(b)(c)(d)                           32,000          31,649
   5.37%, 02/08/07 (a)(b)(c)(d)                           49,000          48,071
CANCARA ASSET SECURITISATION, L.L.C.
   5.28%, 10/11/06 (a)(b)(c)                             100,000          99,854
   5.34%, 12/18/06 (a)(b)(c)                             111,494         110,221
   5.34%, 12/20/06 (a)(b)(c)                              14,545          14,375
CBA FINANCE, INC.
   5.33%, 12/15/06 (a)                                    89,000          88,026
   5.27%, 01/23/07 (a)                                    25,000          24,598
CC (USA), INC.
   5.48%, 10/10/06 (b)(c)                                100,000          99,865
   5.48%, 10/12/06 (b)(c)                                 77,000          76,873
   5.45%, 11/06/06 (b)(c)                                 21,000          20,887
   5.37%, 11/13/06 (b)(c)                                 39,000          38,754
   5.48%, 02/05/07 (b)(c)                                 20,000          19,624
   5.37%, 03/09/07 (b)(c)                                 50,000          48,845
   5.38%, 03/13/07 (b)(c)                                 38,000          37,098
CHARIOT FUNDING, L.L.C.
   5.29%, 10/16/06 (a)(b)(c)                              26,129          26,072
   5.31%, 11/06/06 (a)(b)(c)                              38,737          38,533
   5.31%, 11/09/06 (a)(b)(c)                              30,327          30,154

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.31%, 11/13/06 (a)(b)(c)                              50,417          50,100
   5.34%, 12/05/06 (a)(b)(c)                              17,000          16,838
CITIGROUP FUNDING, INC.
   5.47%, 10/05/06 (a)                                    18,000          17,989
   5.48%, 10/12/06 (a)                                     8,000           7,987
   5.48%, 10/17/06 (a)                                    69,000          68,834
   5.46%, 10/23/06 (a)                                   129,000         128,576
   5.35%, 11/27/06 (a)                                   141,000         139,823
   5.34%, 12/13/06 (a)                                   178,000         176,100
   5.57%, 01/09/07 (a)                                   115,000         113,269
CLIPPER RECEIVABLES CO., L.L.C.
   5.29%, 10/20/06 (a)(b)(c)                              14,864          14,823
   5.37%, 11/14/06 (a)(b)(c)                              60,558          60,166
COBBLER FUNDING, L.L.C.
   5.31%, 10/25/06 (b)(c)                                 10,000           9,965
   5.37%, 11/10/06 (b)(c)                                 24,812          24,666
   5.38%, 11/10/06 (b)(c)                                 10,811          10,747
   5.38%, 11/15/06 (b)(c)                                 10,000           9,933
   5.39%, 11/15/06 (b)(c)                                 10,000           9,934
   5.35%, 12/11/06 (b)(c)                                  4,690           4,641
   5.36%, 12/15/06 (b)(c)                                 11,000          10,879
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.49%, 10/11/06 (a)(b)(c)                              38,000          37,943
   5.50%, 10/19/06 (a)(b)(c)                              21,000          20,943
CREDIT SUISSE (USA), INC.
   5.49%, 11/06/06                                         9,000           8,951
CREDIT SUISSE N.Y.
   5.49%, 11/06/06                                        70,000          69,623
CROWN POINT CAPITAL CO., L.L.C.
   5.48%, 10/11/06 (a)(b)(c)                              26,000          25,961
   5.49%, 10/11/06 (a)(b)(c)                              43,000          42,935
   5.48%, 10/17/06 (a)(b)(c)                              12,000          11,971
   5.41%, 11/07/06 (a)(b)(c)                             355,129         353,180
   5.37%, 03/16/07 (a)(b)(c)                              27,000          26,349
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
   5.47%, 10/02/06 (b)(c)                                107,000         106,984
   5.29%, 10/06/06 (b)(c)                                 17,000          16,988
   5.45%, 10/18/06 (b)(c)                                 86,000          85,781
   5.46%, 10/20/06 (b)(c)                                 80,000          79,772
   5.45%, 11/03/06 (b)(c)                                253,000         251,755
   5.32%, 11/08/06 (b)(c)                                 26,000          25,855
   5.36%, 11/09/06 (b)(c)                                 50,000          49,713
   5.35%, 11/14/06 (b)(c)                                 26,800          26,627
DANSKE CORP.
   5.17%, 10/31/06 (a)(c)                                 51,000          50,786
   4.98%, 11/21/06 (a)(c)                                 32,000          31,783
   5.28%, 12/04/06 (a)(c)                                275,000         272,487
   5.34%, 04/30/07 (a)(c)                                 96,000          93,150
DNB NOR BANK ASA
   5.48%, 02/02/07                                        10,000           9,816
   5.42%, 02/15/07                                        25,000          24,499
   5.37%, 03/05/07                                        77,000          75,266
DORADA FINANCE, INC.
   5.48%, 10/11/06 (b)(c)                                  8,000           7,988
   5.37%, 11/14/06 (b)(c)                                 30,000          29,806
   5.37%, 03/09/07 (b)(c)                                 34,000          33,215
   5.33%, 04/02/07 (b)(c)                                 41,000          39,918
DRESDNER U.S. FINANCE, INC.
   5.34%, 12/15/06                                        32,000          31,649
EDISON ASSET SECURITIZATION CORP., L.L.C.
   5.26%, 11/20/06 (a)(b)(c)                             100,000          99,287
   5.35%, 02/05/07 (a)(b)(c)                             105,000         103,063
FAIRWAY FINANCE CO., L.L.C.
   5.34%, 12/18/06 (a)(b)(c)                              15,545          15,367
FALCON ASSET SECURITIZATION CORP.
   5.30%, 10/23/06 (a)(b)(c)                             100,000          99,678
FIVE FINANCE, INC.
   5.47%, 10/10/06 (b)(c)                                  1,000             999
   5.48%, 10/10/06 (b)(c)                                 50,000          49,932
   5.48%, 10/11/06 (b)(c)                                 10,000           9,985
   5.46%, 10/24/06 (b)(c)                                 10,000           9,966
   5.36%, 11/06/06 (b)(c)                                 17,000          16,910
   5.23%, 11/15/06 (b)(c)                                  4,000           3,975
   5.38%, 03/09/07 (b)(c)                                 17,000          16,607
   5.37%, 03/23/07 (b)(c)                                 37,000          36,070
FORENINGSSPARBANKEN AB (SWEDBANK), INC.
   5.31%, 01/22/07                                        43,000          42,295
FORTIS BANQUE LUXEMBOURG
   5.35%, 11/29/06                                        54,000          53,534
GALAXY FUNDING, INC.
   5.34%, 11/29/06 (b)(c)                                 27,000          26,767
GENERAL ELECTRIC CAPITAL CORP.
   5.37%, 10/02/06                                       200,000         199,970
   5.22%, 11/06/06                                       157,000         156,202
   5.56%, 01/08/07                                        24,000          23,643
   5.55%, 01/11/07                                       226,000         222,542
   5.41%, 05/01/07                                       343,000         332,466
   5.38%, 05/25/07                                        18,000          17,390
GENERAL ELECTRIC CAPITAL SERVICE
   5.35%, 11/27/06                                        35,000          34,708
   5.35%, 11/28/06                                       218,000         216,149
   5.33%, 12/14/06                                       131,000         129,584
   5.33%, 12/15/06                                        24,000          23,737
GRAMPIAN FUNDING, L.L.C.
   5.18%, 10/10/06 (a)(b)(c)                              25,000          24,968
   5.50%, 10/30/06 (a)(b)(c)                              44,000          43,809
   5.28%, 11/17/06 (a)(b)(c)                              13,000          12,913
   5.40%, 02/13/07 (a)(b)(c)                               8,000           7,842
   5.32%, 03/28/07 (a)(b)(c)                             120,000         116,927
HBOS TREASURY SERVICES, PLC
   5.46%, 10/03/06 (a)                                    43,000          42,987
   5.31%, 03/26/07 (a)                                    10,200           9,942
   5.32%, 03/26/07 (a)                                    57,000          55,556
   5.32%, 03/27/07 (a)                                    20,000          19,491
HSBC U.S.A., INC.
   5.22%, 11/10/06                                        20,000          19,887
   5.22%, 11/13/06                                        32,000          31,806
   5.56%, 01/12/07                                        90,000          88,607
IRISH LIFE & PERMANENT, PLC
   5.45%, 10/16/06 (c)                                     5,000           4,989
   5.43%, 10/24/06 (c)                                    70,000          69,760
   5.36%, 12/08/06 (c)                                    42,000          41,586

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
IXIS COMMERCIAL PAPER CORP.
   5.30%, 01/19/07 (a)(c)                                 50,000          49,204
   5.30%, 01/23/07 (a)(c)                                 50,000          49,175
JUPITER SECURITIZATION CORP.
   5.29%, 10/24/06 (a)(b)(c)                              15,000          14,950
   5.30%, 10/26/06 (a)(b)(c)                              27,828          27,726
   5.36%, 11/07/06 (a)(b)(c)                              50,668          50,392
   5.33%, 12/15/06 (a)(b)(c)                              10,681          10,564
K2 (USA), L.L.C.
   5.24%, 10/27/06 (b)(c)                                 29,000          28,893
   5.36%, 11/10/06 (b)(c)                                 13,000          12,924
   5.35%, 11/27/06 (b)(c)                                 19,000          18,841
   5.34%, 12/05/06 (b)(c)                                 26,200          25,951
   5.57%, 01/16/07 (b)(c)                                  6,000           5,904
   5.42%, 02/22/07 (b)(c)                                  3,500           3,426
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.24%, 11/09/06 (a)(c)                                 39,000          38,785
   5.35%, 12/18/06 (a)(c)                                 60,000          59,314
KLIO FUNDING CORP.
   5.32%, 10/24/06 (b)(c)                                 30,054          29,952
   5.34%, 12/07/06 (b)(c)                                  7,964           7,886
KLIO II FUNDING CORP.
   5.30%, 10/16/06 (b)(c)                                 48,066          47,960
   5.30%, 10/23/06 (b)(c)                                 55,087          54,909
KLIO III FUNDING CORP.
   5.30%, 10/18/06 (b)(c)                                 43,459          43,351
   5.30%, 10/19/06 (b)(c)                                 47,197          47,072
   5.30%, 10/20/06 (b)(c)                                 17,253          17,205
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.48%, 10/19/06 (a)(b)(c)                              50,705          50,568
LINKS FINANCE, L..L.C.
   5.34%, 12/18/06 (b)(c)                                 70,000          69,201
MANE FUNDING CORP.
   5.48%, 10/18/06 (b)(c)                                 35,962          35,870
   5.45%, 10/24/06 (b)(c)                                 25,000          24,914
MONT BLANC CAPITAL CORP.
   5.28%, 10/20/06 (a)(b)(c)                              47,000          46,870
   5.34%, 12/15/06 (a)(b)(c)                              43,000          42,528
NATIONWIDE BUILDING SOCIETY
   5.34%, 10/11/06                                        60,750          60,661
   5.34%, 12/15/06                                        65,000          64,286
   5.36%, 01/08/07                                        38,500          37,943
   5.37%, 03/07/07                                         5,000           4,886
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.30%, 10/20/06 (a)(b)(c)                              13,000          12,964
   5.45%, 10/23/06 (a)(b)(c)                              30,000          29,901
   5.44%, 10/25/06 (a)(b)(c)                              20,000          19,928
   5.31%, 11/01/06 (a)(b)(c)                              14,550          14,484
   5.24%, 11/09/06 (a)(b)(c)                              20,544          20,430
   5.32%, 12/26/06 (a)(b)(c)                              25,490          25,170
   5.38%, 03/01/07 (a)(b)(c)                              10,820          10,582
NORTHERN ROCK, PLC
   5.47%, 10/27/06                                       115,000         114,552
OLD LINE FUNDING, L.L.C.
   5.31%, 10/20/06 (a)(b)(c)                              21,000          20,942
PARK AVENUE RECEIVABLES CO., L.L.C.
   5.28%, 10/06/06 (a)(b)(c)                              67,234          67,185
   5.28%, 10/23/06 (a)(b)(c)                             100,000          99,679
PARK GRANADA, L.L.C.
   5.48%, 10/10/06 (b)(c)                                 50,000          49,932
   5.21%, 11/03/06 (b)(c)                                 25,000          24,884
   5.22%, 11/03/06 (b)(c)                                 20,000          19,907
PICAROS FUNDING, L.L.C.
   5.29%, 10/20/06 (a)(b)(c)                              23,000          22,936
   5.29%, 11/03/06 (a)(b)(c)                               9,000           8,957
   5.30%, 11/03/06 (a)(b)(c)                              22,500          22,391
   5.52%, 02/02/07 (a)(b)(c)                              72,300          70,963
PREFERRED RECEIVABLES FUNDING CORP.
   5.36%, 11/10/06 (b)(c)                                  4,297           4,272
RANGER FUNDING CO., L.L.C.
   5.31%, 10/25/06 (a)(b)(c)                              16,635          16,577
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
   INC.
   5.18%, 10/04/06 (a)                                    28,000          27,988
SCALDIS CAPITAL LTD.
   5.48%, 10/10/06 (a)(b)(c)                               7,825           7,814
   5.38%, 11/15/06 (a)(b)(c)                              30,000          29,801
   5.35%, 11/20/06 (a)(b)(c)                              35,792          35,530
SEDNA FINANCE, INC.
   5.48%, 10/13/06 (b)(c)                                 13,000          12,977
   5.42%, 11/09/06 (b)(c)                                 12,000          11,931
   5.38%, 11/15/06 (b)(c)                                 68,000          67,549
   5.35%, 05/08/07 (b)(c)                                 62,000          62,000
SIGMA FINANCE, INC.
   5.29%, 11/28/06 (b)(c)                                 11,000          10,909
   5.29%, 11/30/06 (b)(c)                                 15,000          14,871
   5.33%, 12/01/06 (b)(c)                                 50,000          49,560
   5.37%, 12/06/06 (b)(c)                                 60,000          59,425
   5.37%, 12/08/06 (b)(c)                                 64,000          63,368
   5.32%, 01/29/07 (b)(c)                                 56,000          55,026
   5.42%, 02/22/07 (b)(c)                                 80,000          78,314
   5.33%, 03/29/07 (b)(c)                                 20,000          19,484
   5.41%, 05/29/07 (b)(c)                                 17,000          16,411
SOCIETE GENERALE NORTH AMERICA, INC.
   5.44%, 11/01/06 (a)                                    55,000          54,746
   4.97%, 11/17/06 (a)                                    22,000          21,862
   5.45%, 02/07/07 (a)                                    40,000          39,240
STADSHYPOTEK DELAWARE, INC.
   5.34%, 11/21/06 (a)(c)                                 12,550          12,456
   5.35%, 11/27/06 (a)(c)                                 95,000          94,207
SVENSKA HANDELSBANKEN, INC.
   5.23%, 10/23/06 (a)                                    34,164          34,058
TICONDEROGA FUNDING, L.L.C.
   5.29%, 10/25/06 (a)(b)(c)                              73,669          73,410
UBS FINANCE (DELAWARE), INC.
   5.39%, 10/02/06 (a)                                    64,000          63,990
   5.39%, 10/03/06 (a)                                   261,000         260,923
   5.33%, 10/16/06 (a)                                   150,000         149,670
   5.31%, 10/30/06 (a)                                   329,000         327,606
   5.32%, 11/03/06 (a)                                   100,000          99,517
   5.49%, 11/07/06 (a)                                    45,000          44,751
   5.35%, 02/01/07 (a)                                    34,000          33,392
WESTPAC BANKING CORP.
   5.27%, 11/22/06 (c)                                    50,000          49,629
   5.42%, 02/21/07 (c)                                    50,000          48,953
WHISTLEJACKET CAPITAL, L.L.C.
   5.48%, 10/10/06 (b)(c)                                 10,141          10,127
   5.32%, 11/20/06 (b)(c)                                 10,091          10,017

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.33%, 11/27/06 (b)(c)                                 28,284          28,048
   5.32%, 11/28/06 (b)(c)                                 14,889          14,763
WHITE PINE FINANCE, L.L.C.
   5.48%, 10/10/06 (b)(c)                                 36,515          36,466
   5.29%, 10/20/06 (b)(c)                                 20,000          19,944
   5.31%, 11/10/06 (b)(c)                                 35,815          35,605
WINDMILL FUNDING CORP.
   5.31%, 10/19/06 (a)(b)(c)                              33,000          32,913
   5.31%, 11/10/06 (a)(b)(c)                              20,000          19,883
   5.37%, 11/15/06 (a)(b)(c)                              33,000          32,782
                                                                     -----------
                                                                      13,473,177
PROMISSORY NOTES 1.2%
--------------------------------------------------------------------------------
THE GOLDMAN SACHS GROUP, INC.
   4.98%, 10/30/06 (d)                                   220,000         220,000
   5.35%, 01/19/07 (d)                                   100,000         100,000
                                                                     -----------
                                                                         320,000
VARIABLE-RATE OBLIGATIONS 13.9% OF NET ASSETS

ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
   CALIFORNIA
Series B
  5.32%, 10/05/06 (a)                                     17,785          17,785
ALBUQUERQUE, NEW MEXICO AIRPORT
Series B
   5.37%, 10/04/06 (a)                                    15,700          15,700
BANK OF IRELAND
   5.30%, 10/20/06 (c)                                    50,000          50,000
BANK OF NEW YORK CO., INC.
   5.39%, 10/27/06 (c)                                    75,000          75,000
BARCLAYS BANK PLC
   5.27%, 10/27/06                                        25,000          24,998
BNP PARIBAS
   5.27%, 10/04/06                                        65,000          65,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.41%, 10/16/06                                       100,000         100,000
   5.31%, 10/23/06                                        65,000          65,000
CFM INTERNATIONAL, INC.
   5.33%, 10/02/06 (a)(c)                                 13,010          13,010
COMMONWEALTH BANK OF AUSTRALIA
   5.33%, 10/24/06 (c)                                    50,000          50,000
COOK COUNTY, IL
   5.34%, 10/04/06 (a)                                    30,000          30,000
DEXIA CREDIT LOCAL
   5.27%, 10/26/06                                        79,000          78,997
FIVE FINANCE, INC.
   5.29%, 10/16/06 (b)(c)                                 49,000          49,000
GENERAL ELECTRIC CAPITAL CORP.
   5.46%, 10/10/06                                       175,000         175,000
   5.43%, 10/17/06                                        75,000          75,000
GENWORTH LIFE & ANNUITY
   5.40%, 10/02/06 (d)                                    50,000          50,000
   5.41%, 10/02/06 (d)                                   100,000         100,000
J.P. MORGAN SECURITIES, INC.
   5.30%, 10/02/06 (c)                                   100,000         100,000
K2 (USA), L.L.C.
   5.29%, 10/16/06 (b)(c)                                110,000         109,992
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.29%, 10/05/06 (b)(c)                                 73,000          72,999
LINKS FINANCE, L.L.C.
   5.29%, 10/10/06 (b)(c)                                 30,000          29,999
   5.31%, 10/10/06 (b)(c)                                 57,000          57,001
   5.31%, 10/16/06 (b)(c)                                142,000         142,012
   5.29%, 10/17/06 (b)(c)                                 20,000          19,999
LOANSTAR ASSETS PARTNERS II, L.P.
   5.33%, 10/05/06 (a)                                    45,000          45,000
LOWNDES CORP., GEORGIA
   5.43%, 10/05/06 (a)(c)                                  2,100           2,100
MERLOT 2000 B
   5.48%, 10/04/06 (a)(c)                                 32,630          32,630
MERLOT 2001 A67
   5.48%, 10/04/06 (a)(c)                                 35,065          35,065
MERLOT 2001 A7
   5.48%, 10/04/06 (a)(c)                                 15,470          15,470
MERRILL LYNCH & CO., INC.
   5.34%, 10/16/06                                       100,000         100,000
METROPOLITAN LIFE INSURANCE CO.
   5.38%, 10/02/06 (d)                                   100,000         100,000
MONUMENTAL LIFE INSURANCE CO.
   5.50%, 10/02/06 (d)                                   100,000         100,000
MORGAN STANLEY
   5.35%, 10/03/06                                       240,000         240,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   5.30%, 10/02/06 (a)                                    61,080          61,080
NORDEA BANK AB
   5.31%, 10/10/06 (c)                                    50,000          50,000
   5.34%, 10/11/06 (c)                                    45,000          45,000
ROYAL BANK OF CANADA
   5.36%, 10/10/06                                        60,000          60,000
ROYAL BANK OF SCOTLAND, PLC
   5.27%, 10/04/06                                       100,000         100,000
   5.28%, 10/19/06                                        20,000          20,000
   5.32%, 10/23/06                                       185,000         185,000
SANTA ROSA, CALIFORNIA
   5.32%, 10/05/06 (a)                                     9,200           9,200
SE CHRISTIAN CHURCH, JEFFERSON COUNTY, KENTUCKY
   5.32%, 10/05/06 (a)                                     7,825           7,825
SIGMA FINANCE, INC.
   5.31%, 10/06/06 (b)(c)                                 11,000          11,000
   5.33%, 10/16/06 (b)(c)                                 20,000          20,002
SISTERS OF MERCY OF THE AMERICAS REGIONAL
   COMMUNITY OF OMAHA, NEBRASKA
   5.37%, 10/05/06 (a)                                    11,860          11,860
SOCIETE GENERALE
   5.30%, 10/02/06 (c)                                    60,000          60,000
SVENSKA HANDELSBANKEN AB
   5.27%, 10/03/06                                       100,000         100,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
   5.38%, 10/10/06 (c)(d)                                225,000         225,000
TRAVELERS INSURANCE CO.
   5.37%, 10/27/06 (d)                                   100,000         100,000
WACHOVIA ASSET SECURITIZATION ISSUANCE, L.L.C.
Series 2005 - HEMM 1 Class A
   5.32%, 10/25/06 (a)(b)(c)                              34,205          34,205
WELLS FARGO & CO.
   5.38%, 10/02/06 (c)                                    75,000          75,000
   5.34%, 10/16/06 (c)                                   165,000         165,003
WHISTLEJACKET CAPITAL, L.L.C.
   5.29%, 10/20/06 (b)(c)                                 26,000          26,000
WHITE PINE FINANCE, L.L.C.
   5.29%, 10/10/06 (b)(c)                                 70,000          69,997
   5.29%, 10/27/06 (b)(c)                                 35,000          34,998
                                                                     -----------
                                                                       3,707,927

                                                 MATURITY AMOUNT        VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)
OTHER INVESTMENTS 8.9% OF NET ASSETS

REPURCHASE AGREEMENTS 8.9%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $237,660.
   5.28%, issued 08/31/2006,
   due 10/04/06                                          234,162         233,000
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $1,632,000.
   5.37%, issued 09/29/2006,
   due 10/02/06                                        1,600,716       1,600,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $5,322.
   5.37%, issued 09/29/06,
   due 10/02/06                                            5,322           5,217
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $550,801.
   5.37%, issued 09/29/06,
   due 10/02/06                                          550,801         540,000
                                                                     -----------
                                                                       2,378,217

END OF INVESTMENTS.

At 09/30/06, the tax basis cost of the fund's investments was $26,910,209.

ISSUER                                               FACE AMOUNT      COST/VALUE
RATE, ACQUISITION DATE, MATURITY DATE                ($ X 1,000)     ($ X 1,000)
At 09/30/06, portfolio holdings included illiquid and/or restricted securities as follows:

BLUE SPICE, L.L.C.
   5.44%, 07/18/06, 10/04/06                              26,000          25,988
   5.34%, 09/13/06, 12/15/06                              32,000          31,649
   5.37%, 09/07/06, 02/08/07                              49,000          48,071
                                                                     -----------
                                                                         105,708
GENWORTH LIFE & ANNUITY
   5.40%, 02/01/06, 10/02/06                              50,000          50,000
   5.41%, 06/01/06, 10/02/06                             100,000         100,000
                                                                     -----------
                                                                         150,000
METROPOLITAN LIFE INSURANCE CO.
   5.38%, 02/01/06, 10/02/06                             100,000         100,000

MONUMENTAL LIFE INSURANCE CO.
   5.50%, 06/10/93, 10/02/06                             100,000         100,000

THE GOLDMAN SACHS GROUP, INC.
   4.98%, 02/03/06, 10/30/06                             220,000         220,000
   5.35%, 04/26/06, 01/19/07                             100,000         100,000
   5.38%, 08/09/06, 10/10/06                             225,000         225,000
                                                                     -----------
                                                                         545,000
TRAVELERS INSURANCE CO.
   5.37%, 10/27/05, 10/27/06                             100,000         100,000

(a) Credit-enhanced security.

(b) Asset-backed security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,609,316 or 36% of net assets.

(d) Restricted and/or illiquid security

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
100.3%  MUNICIPAL SECURITIES                           13,416,011    13,416,011
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                              13,416,011    13,416,011
(0.3)%  OTHER ASSETS AND
         Liabilities                                                    (43,304)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   13,372,707

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 100.3% OF NET ASSETS

ALABAMA 1.5%
--------------------------------------------------------------------------------
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master
   Series 2006A
   3.76%, 10/05/06 (a)(b)                                  19,410         19,410
BESSEMER MEDICAL CLINIC BOARD
RB Series 1990A
   3.78%, 10/05/06 (a)(b)(c)(d)                            10,865         10,865
BIRMINGHAM PUBLIC EDUCATIONAL BUILDING AUTH
Student Housing RB Series 2005A
   3.75%, 10/05/06 (a)(b)                                   6,415          6,415
BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
Health Care Facility RB (Eastern Health System)
   Series 2003A
   3.75%, 10/05/06 (a)(b)                                  35,650         35,650
BIRMINGHAM WATER AND SEWER BOARD
RB Series 2006A
   3.78%, 10/05/06 (a)(b)(c)(d)                            29,235         29,235
DAPHNE UTILITIES BOARD
Water, Gas and Sewer Refunding RB Series 2000
   3.75%, 10/05/06 (a)(b)(c)                                7,135          7,135
DECATUR IDB
Exempt Facilities Refunding RB (Nucor Steel
   Decatur) Series 2003A
   3.85%, 10/04/06 (a)                                     17,000         17,000
DOTHAN IDB
IDRB (Baxley Blowpipe) Series 1997
   4.59%, 10/05/06 (a)(b)                                     100            100
HOOVER BOARD OF EDUCATION
Capital Outlay TAN Series 2001
   3.78%, 10/05/06 (a)(b)(c)(d)                            14,810         14,810
INDIAN SPRINGS VILLAGE
RB (Joseph Bruno Montessori Academy) Series 1999
   3.93%, 10/04/06 (a)(b)                                   1,120          1,120
JEFFERSON CNTY PUBLIC BUILDING AUTH
Lease Revenue Warrants Series 2006
   3.77%, 10/05/06 (a)(b)(c)                               10,335         10,335
MOBILE BOARD OF WATER AND SEWER
RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                            10,200         10,200
MONTGOMERY CNTY PUBLIC BUILDING AUTH
Revenue Warrants (Montgomery Cnty Facilities)
   Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                             5,395          5,395
MONTGOMERY DOWNTOWN REDEVELOPMENT AUTH
Bonds (Southern Poverty Law Center) Series 2000
   3.89%, 10/05/06 (a)                                     15,000         15,000
SCOTTSBORO
School Warrants Series 1997
   3.75%, 10/05/06 (a)(b)                                   3,200          3,200
STEVENSON IDB
Environmental Improvement RB (Mead Corp)
   Series 1997
   3.81%, 10/04/06 (a)(b)                                  17,300         17,300
TUSCALOOSA CNTY
IDRB (Knight Specialties) Series 1998
   3.95%, 10/04/06 (a)(b)                                     830            830
                                                                     -----------
                                                                         204,000

ALASKA 0.3%
--------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
Collateralized Bonds (Veteran Mortgage Program)
   2006 1st Series A2
   3.80%, 10/05/06 (a)(c)(d)                               15,155         15,155
General Housing Purpose Bonds Series 2005B
   3.77%, 10/05/06 (a)(b)(c)(d)                             5,015          5,015
General Mortgage RB Series 2002A
   3.78%, 10/05/06 (a)(c)(d)                                5,995          5,995
Mortgage RB Series 1999A2
   3.81%, 10/05/06 (a)(c)(d)                                4,975          4,975
VALDEZ
Marine Terminal Refunding RB (BP Pipelines Inc)
   Series 2003A
   3.85%, 10/02/06 (a)                                     11,000         11,000
                                                                     -----------
                                                                          42,140

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
ARIZONA 1.3%
--------------------------------------------------------------------------------
ARIZONA SCHOOL DISTRICT
TAN Financing Program COP Series 2006
   3.59%, 07/30/07                                         59,000         59,430
ARIZONA SCHOOL FACILITIES BOARD
COP Series 2005A 2&3
   3.78%, 10/05/06 (a)(b)(c)                                9,875          9,875
State School Trust RB Series 2004A
   3.78%, 10/05/06 (a)(b)(c)                               25,080         25,080
DOWNTOWN PHOENIX HOTEL CORP
Subordinate RB Series 2005B
   3.78%, 10/04/06 (a)(b)(c)(d)                            21,360         21,360
MARICOPA CNTY IDA
M/F Mortgage Refunding RB (San Fernando Apts)
   Series 2004
   3.80%, 10/05/06 (a)(b)                                   7,750          7,750
PHOENIX CIVIC IMPROVEMENT CORP
Subordinated Excise Tax RB (Airport Improvements)
   Series 1995
   3.76%, 10/04/06 (a)(b)                                   1,000          1,000
Subordinated Excise Tax RB (Civic Expansion)
   Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,675          4,675
Subordinated Excise Tax RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                             7,010          7,010
PHOENIX IDA
Government Office Lease Refunding RB (Capitol
   Mall LLC) Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,145          4,145
S/F Mortgage Draw-Down RB Series 2005A
   3.82%, 10/05/06 (a)(c)(d)                                9,890          9,890
SALT RIVER PIMA-MARICOPA INDIAN COMMUNITY
Bonds Series 2005
   3.74%, 10/05/06 (a)(b)                                   4,800          4,800
SALT RIVER PROJECT AGRICULTURAL IMPROVEMENT AND
POWER DISTRICT
Electric System RB Series 2006A
   3.78%, 10/05/06 (a)(c)(d)                                6,850          6,850
TEMPE EXCISE TAX
Transit Excise Tax Revenue Obligations Series
   2006
   3.77%, 10/04/06 (a)(c)                                  15,000         15,000
TEMPE IDA
RB (ASUF Brickyard) Series 2004A
   3.74%, 10/05/06 (a)(b)                                   1,885          1,885
                                                                     -----------
                                                                         178,750

ARKANSAS 0.1%
--------------------------------------------------------------------------------
ARKANSAS DEVELOPMENT FINANCE AUTH
IDRB (C&C Holding Co) Series 1998
   3.84%, 10/05/06 (a)(b)                                     700            700
INDEPENDENCE CNTY
IDRB (Townsends) Series 1996
   3.79%, 10/04/06 (a)(b)                                   9,000          9,000
UNIVERSITY OF ARKANSAS BOARD OF TRUSTEES
Various Facilities RB (UAMS Campus) Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                             7,290          7,290
                                                                     -----------
                                                                          16,990

CALIFORNIA 1.5%
--------------------------------------------------------------------------------
ACCESS LOANS FOR LEARNING STUDENT LOAN CORP
Student Loan Program RB Series II-A2
   3.81%, 10/05/06 (a)(b)                                  20,000         20,000
Student Loan Program RB Series II-A3
   3.80%, 10/05/06 (a)(b)                                  23,700         23,700
Student Loan Program RB Sr Series II-A8
   3.78%, 06/01/07 (a)(b)                                  33,300         33,300
CALIFORNIA
GO CP Notes
   3.54%, 11/21/06 (c)                                     32,000         32,000
Various Purpose GO Bonds
   3.76%, 10/05/06 (a)(b)(c)(d)                               110            110
CALIFORNIA HFA
M/F Housing RB III Series 2002E
   3.72%, 10/04/06 (a)(c)                                   2,450          2,450
LOS ANGELES
2006 TRAN
   3.73%, 06/29/07                                         73,000         73,402
SAN GABRIEL VALLEY COUNCIL OF GOVERNMENTS
Alameda Corridor-East Construction Project Grant
   Anticipation Notes
   3.54%, 10/05/06 (b)                                     15,600         15,600
                                                                     -----------
                                                                         200,562

COLORADO 2.7%
--------------------------------------------------------------------------------
ADAMS CNTY
Mortgage RB (Platte Valley Medical Center)
   Series 2005
   3.78%, 10/05/06 (a)(b)(c)                               14,250         14,250
ARAPAHOE CNTY
Refunding IDRB (Denver Jetcenter) Series 1997
   3.75%, 10/01/06 (a)(b)                                   3,500          3,500
ARVADA
Water Enterprise RB Series 2001
   3.65%, 10/02/06 (a)(b)(c)                                3,730          3,730
BROOMFIELD URBAN RENEWAL AUTH
Tax Increment RB (Broomfield Event Center)
   Series 2005
   3.76%, 10/05/06 (a)(b)                                  13,785         13,785
CENTERRA METROPOLITAN DISTRICT NO.1
RB Series 2004
   3.77%, 10/05/06 (a)(b)                                  10,000         10,000
COLORADO
General Fund TRAN Series 2006A
   3.76%, 06/27/07                                         50,000         50,262
   3.78%, 06/27/07                                         75,000         75,384

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
COLORADO HFA
Economic Development RB (Pemracs) Series 2000A
   3.85%, 10/05/06 (a)(b)                                   2,655          2,655
COLORADO SPRINGS UTILITIES SYSTEM
Subordinate Lien Improvement and Refunding RB
   Series 2006A
   3.78%, 10/05/06 (a)(c)                                  15,000         15,000
COLORADO STUDENT LOAN AUTH
Sr Bonds Series 1990A
   3.85%, 10/04/06 (a)(b)(c)                               14,400         14,400
Sr Lien RB Series 1999A2
   3.79%, 10/04/06 (a)(b)(c)                                3,400          3,400
DAWSON RIDGE METROPOLITAN DISTRICT NO.1
Limited Tax Refunding Bonds Series 1992A
   3.84%, 10/05/06 (a)(c)(d)                               10,870         10,870
DENVER CITY AND CNTY
Airport System RB Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                            37,610         37,610
Airport System Refunding RB Series 2000B
   3.80%, 10/04/06 (a)(b)(c)                               14,900         14,900
GO Bonds (Justice System Facilities and Zoo)
   Series 2005
   3.78%, 10/05/06 (a)(c)(d)                                9,315          9,315
DENVER DEPT OF AVIATION
Airport System RB Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                                9,500          9,500
JEFFERSON CNTY SD
GO Bonds (SD No.R-1) Series 2004
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,975          4,975
LOWRY ECONOMIC DEVELOPMENT AUTH
IDRB Series 2002B
   3.75%, 10/04/06 (a)(b)                                  14,140         14,140
Refunding RB Series 2002A
   3.75%, 10/04/06 (a)(b)                                  10,870         10,870
PARK CREEK METROPOLITAN DISTRICT
Jr Subordinate Limited Property Tax Supported RB
   Series 2005
   3.78%, 10/05/06 (a)(c)(d)                               10,970         10,970
THOMPSON SD R2-J
GO Bonds Series 2005
   3.78%, 10/05/06 (a)(b)(c)                                4,200          4,200
UNIVERSITY OF COLORADO HOSPITAL AUTH
RB Series 2006B
   3.79%, 10/05/06 (a)(b)(c)                               16,500         16,500
WESTMINSTER ECONOMIC DEVELOPMENT AUTH
Tax Increment RB (Westminster Plaza) Series 1997A
   3.85%, 10/05/06 (a)(b)                                   6,145          6,145
                                                                     -----------
                                                                         356,361

CONNECTICUT 0.2%
--------------------------------------------------------------------------------
CONNECTICUT
GO Refunding Bonds Series 2005B
   3.76%, 10/05/06 (a)(b)(c)(d)                            27,465         27,465
CONNECTICUT HFA
Housing Draw Down Bonds Series 2004B
   3.79%, 10/05/06 (a)(b)(c)(d)                               185            185
S/F Mortgage Draw Down RB Series 2004B
   3.79%, 10/05/06 (a)(b)(c)(d)                             3,170          3,170
                                                                     -----------
                                                                          30,820

DELAWARE 0.3%
--------------------------------------------------------------------------------
NEW CASTLE CNTY
Airport Facility RB (Flightsafety International)
   Series 2002
   3.78%, 10/05/06 (a)(b)                                  16,600         16,600
M/F Rental Housing RB (Fairfield English Village)
   Series 2005
   3.80%, 10/05/06 (a)(b)                                   8,500          8,500
SUSSEX CNTY
IDRB (Perdue-Agrirecycle) Series 2000
   3.80%, 10/04/06 (a)(b)                                   5,300          5,300
RB (Baywood) Series 1997A
   3.96%, 10/04/06 (a)(b)                                   2,400          2,400
WILMINGTON
GO Bonds Series 2006B
   3.77%, 10/05/06 (a)(b)(c)                                7,765          7,765
                                                                     -----------
                                                                          40,565

DISTRICT OF COLUMBIA 1.2%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
COP Series 2006
   3.78%, 10/05/06 (a)(b)(c)                               11,390         11,390
RB (American Psychological Association)
   Series 2003
   3.79%, 10/05/06 (a)(b)                                   2,610          2,610
RB (St Coletta Special Education Public Charter
   School) Series 2005
   3.74%, 10/05/06 (a)(b)                                   4,150          4,150
DISTRICT OF COLUMBIA WATER AND SEWER
AUTH
Public Utility RB Series 1998
   3.78%, 10/05/06 (a)(b)(c)                                7,200          7,200
METROPOLITAN WASHINGTON AIRPORTS AUTH
Airport System RB Series 2005A
   3.81%, 10/05/06 (a)(b)(c)(d)                            14,995         14,995
Airport System RB Series 2006A
   3.81%, 10/05/06 (a)(b)(c)(d)                            12,000         12,000
Flexible Term PFC Revenue Notes Series A
   3.65%, 02/06/07 (b)                                     12,500         12,500
Flexible Term PFC Revenue Notes Series B
   3.68%, 10/24/06 (b)                                     26,500         26,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
Flexible Term PFC Revenue Notes Series C
   3.57%, 11/09/06 (b)                                     23,000         23,000
Flexible Term PFC Revenue Notes Series D
   3.54%, 12/08/06 (b)                                     30,000         30,000
RB Series 2001A
   3.82%, 10/05/06 (a)(b)(c)(d)                             5,870          5,870
Refunding RB Series 2002C
   3.80%, 10/04/06 (a)(b)(c)                                1,725          1,725
Refunding RB Series 2004D
   3.82%, 10/05/06 (a)(b)(c)(d)                             2,750          2,750
                                                                     -----------
                                                                         154,690

FLORIDA 11.8%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
RB (Shands Hospital-University of Florida)
   Series 1992R
   3.77%, 10/05/06 (a)(b)(c)(d)                            66,175         66,175
ALACHUA CNTY SCHOOL BOARD
COP Series 2004
   3.77%, 10/05/06 (a)(b)(c)(d)                             6,045          6,045
BREVARD CNTY HEALTH FACILITIES AUTH
RB (Wuesthoff Health Systems) Series 2004
   3.75%, 10/04/06 (a)(b)                                  14,200         14,200
BREVARD CNTY HFA
M/F Housing Refunding RB (Shore View Apts)
   Series 1995
   3.80%, 10/05/06 (a)(b)                                   1,900          1,900
BROWARD CNTY
Professional Sports Facilities Tax and Refunding
   RB (Broward Cnty Civic Arena) Series 2006A
   3.78%, 10/05/06 (a)(b)(c)(d)                            23,525         23,525
Subordinate Port Facilities Refunding RB (Port
   Everglades) Series 1998
   3.80%, 10/05/06 (a)(b)(c)                                8,640          8,640
BROWARD CNTY EDUCATIONAL FACILITIES AUTH
RB (Nova Southeastern University) Series 2000A
   3.75%, 10/04/06 (a)(b)                                  10,115         10,115
BROWARD CNTY HFA
M/F Housing RB (Landings of Inverrary Apts)
   Series 1985
   3.80%, 10/04/06 (a)(b)                                   7,500          7,500
M/F Housing RB (Sanctuary Apts) Series 1985
   3.80%, 10/04/06 (a)(b)                                   9,000          9,000
M/F Housing RB (Sawgrass Pines Apts) Series 1993A
   3.80%, 10/05/06 (a)(b)                                   8,100          8,100
M/F Housing RB (Southern Pointe) Series 1997
   3.74%, 10/05/06 (a)(b)                                   7,750          7,750
M/F Housing Refunding RB (Island Club Apts)
   Series 2001A
   3.75%, 10/05/06 (a)(b)                                   3,000          3,000
BROWARD CNTY SCHOOL DISTRICT/BOARD
COP Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                                9,800          9,800
BROWARD CNTY SD
School Board COP Series 2005B
   3.74%, 10/05/06 (a)(b)(c)                                4,460          4,460
CAPITAL TRUST AGENCY
M/F Housing RB (Portofino Villas and Stratford
   Landing) Series 2006A
   3.75%, 10/05/06 (a)(b)                                   4,100          4,100
CHARLOTTE CNTY
Refunding RB Series 2003A
   3.75%, 10/05/06 (a)(b)(c)                                7,080          7,080
Refunding RB Series 2003B
   3.74%, 10/05/06 (a)(b)(c)                                5,300          5,300
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock Circle Apts) Series 2000
   3.88%, 10/04/06 (a)(b)                                   3,200          3,200
CLAY CNTY UTILITY AUTH
RB Series 2003A
   3.74%, 10/05/06 (a)(b)                                   9,565          9,565
COLLIER CNTY
IDRB (Ave Maria Utility Co) Series 2005
   3.80%, 10/04/06 (a)(b)                                  10,000         10,000
COLLIER CNTY IDA
Educational Facilities RB (Community School of
   Naples) Series 2002
   3.74%, 10/05/06 (a)(b)                                   6,150          6,150
DADE CNTY IDA
IDRB (South Florida Stadium Corp) Series 1985C
   3.75%, 10/04/06 (a)(b)                                   1,050          1,050
DAVIE
RB (United Jewish Community of Broward Cnty)
   Series 2003
   3.74%, 10/05/06 (a)(b)                                  10,535         10,535
ESCAMBIA HFA
S/F Mortgage RB Series 2001A
   3.81%, 10/05/06 (a)(b)(c)(d)                             1,400          1,400
   3.86%, 10/05/06 (a)(b)(c)(d)                             2,640          2,640
S/F RB Series 2002A1
   3.82%, 10/05/06 (a)(c)(d)                                3,810          3,810
EUSTIS
RB Installment 1997A
   3.75%, 10/04/06 (a)(b)                                   3,260          3,260
FLORIDA
RB (Dept of Environmental Protection-Florida
   Forever) Series 2003A
   3.78%, 10/05/06 (a)(b)(c)                                6,740          6,740
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds Series 1999C
   3.78%, 10/05/06 (a)(c)(d)                               17,800         17,800
Lottery RB Series 2002C
   3.78%, 10/05/06 (a)(b)(c)(d)                            33,625         33,625

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
FLORIDA DEPT OF ENVIRONMENTAL PROTECTION
Forever RB Series 2005B
   3.78%, 10/05/06 (a)(b)(c)                               20,320         20,320
FLORIDA DEPT OF TRANSPORTATION
Turnpike RB Series 2000A
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,000          4,000
FLORIDA DEVELOPMENT FINANCE CORP
IDRB (Schmitt Family Partnership) Series 1999A2
   3.85%, 10/04/06 (a)(b)                                   1,625          1,625
IDRB (Sunshine State Christian Homes, Inc)
   Series 1999A3
   3.80%, 10/04/06 (a)(b)                                   1,100          1,100
IDRB Enterprise Bond Program (Pioneer-Ram)
   Series 1998A3
   3.85%, 10/04/06 (a)(b)                                     780            780
FLORIDA GAS UTILITY
Gas Supply Acquisition Project No.2 RB Series
   2006A1
   3.78%, 10/05/06 (a)(c)                                  75,000         75,000
FLORIDA HFA
Homeowner Mortgage RB Series 2000-4
   3.86%, 10/05/06 (a)(b)(c)(d)                             1,395          1,395
Housing RB (Ashley Lake Park II) Series 1989J
   3.76%, 10/04/06 (a)(b)                                  16,000         16,000
Housing RB (Caribbean Key Apts) Series 1996F
   3.79%, 10/04/06 (a)(b)                                     300            300
M/F Housing Refunding RB (Reflections Apts)
   Series 2001KA
   3.74%, 10/05/06 (a)(b)                                  13,500         13,500
M/F Mortgage RB (Clarcona Groves Apts)
   Series 2005A
   3.80%, 10/04/06 (a)(b)                                   4,250          4,250
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1
   3.80%, 10/05/06 (a)(b)                                  10,100         10,100
M/F Mortgage RB (Pinnacle Pointe Apts)
   Series 2003N
   3.80%, 10/04/06 (a)(b)                                   2,335          2,335
M/F Mortgage RB (Wexford Apts) Series 2003P
   3.80%, 10/04/06 (a)(b)                                   7,840          7,840
M/F Mortgage Refunding RB (Monterey Lake Apts)
   Series 2005C
   3.77%, 10/04/06 (a)(b)                                   7,325          7,325
M/F Mortgage Refunding RB (Tuscany Pointe Apts)
   Series 2005D
   3.75%, 10/05/06 (a)(b)                                  12,090         12,090
M/F Mortgage Refunding RB (Victoria Park Apts)
   Series 2002J1
   3.74%, 10/05/06 (a)(b)                                   5,370          5,370
RB (Timberline Apts) Series 1999P
   3.80%, 10/04/06 (a)(b)                                   6,035          6,035
FLORIDA HIGHER EDUCATIONAL FACILITIES FINANCING
AUTH
Educational Facilities RB (Flagler College Inc)
   Series 2005
   3.75%, 10/04/06 (a)(b)                                   9,400          9,400
RB (Southeastern University, Inc) Series 2005
   3.75%, 10/05/06 (a)(b)                                  13,000         13,000
FLORIDA LOCAL GOVERNMENT FINANCE COMMISSION
Pooled TECP Series 1994A
   3.50%, 10/02/06 (b)                                      5,000          5,000
   3.54%, 10/02/06 (b)                                     29,958         29,958
   3.60%, 10/02/06 (b)                                     15,000         15,000
   3.57%, 10/31/06 (b)                                     11,810         11,810
   3.58%, 10/31/06 (b)                                     30,000         30,000
   3.55%, 11/09/06 (b)                                     21,735         21,735
FLORIDA STATE BOARD OF EDUCATION
Public Education Capital Outlay Refunding Bonds
   Series 2005C
   3.78%, 10/05/06 (a)(c)                                  15,110         15,110
GAINESVILLE
IDRB (Lifesouth Community Blood Centers)
   Series 1999
   3.75%, 10/04/06 (a)(b)                                   5,220          5,220
RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)                                4,990          4,990
GREATER ORLANDO AVIATION AUTH
Airport Facilities RB Series 2002E
   3.80%, 10/04/06 (a)(b)(c)                               44,700         44,700
Airport Facility RB (Flightsafety International)
   Series 2003A
   3.80%, 10/05/06 (a)(b)                                   5,000          5,000
GULF BREEZE
Local Government Loan Program RB Series 1985C
   3.75%, 10/05/06 (a)(b)(c)                                  960            960
Local Government Loan Program RB Series 1985E
   3.75%, 10/05/06 (a)(b)(c)                                5,465          5,465
HALIFAX HOSPITAL MEDICAL CENTER
RB (Florida Health Care Plan) Series 1998
   3.76%, 10/04/06 (a)(b)                                   5,200          5,200
HIGHLANDS CNTY HEALTH FACILITIES AUTH
Hospital RB Series 2003D & 2006C
   3.79%, 10/05/06 (a)(b)(c)                                4,725          4,725
HILLSBOROUGH CNTY AVIATION AUTH
Airport Facilities Subordinated TECP Series B
   3.65%, 10/05/06 (b)                                     10,300         10,300
   3.55%, 11/15/06 (b)                                     55,700         55,700
RB (Tampa International Airport) Series 2003A
   3.82%, 10/05/06 (a)(b)(c)(d)                             5,495          5,495

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
HILLSBOROUGH CNTY EDUCATIONAL FACILITIES AUTH
RB (University of Tampa) Series 2000
   3.79%, 10/05/06 (a)(b)                                   5,300          5,300
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore Crossing Apts)
   Series 2005
   3.80%, 10/04/06 (a)(b)                                   1,000          1,000
M/F Housing RB (Lake Kathy Apts) Series 2005
   3.80%, 10/05/06 (a)(b)                                   5,000          5,000
HILLSBOROUGH CNTY IDA
Educational Facilities RB (Berkeley Preparatory
   School, Inc) Series 1999
   3.75%, 10/04/06 (a)(b)                                   4,415          4,415
IDRB (University Community Hospital) Series 1994
   3.78%, 10/05/06 (a)(b)(c)(d)                            32,555         32,555
RB (Independent Day School) Series 2000
   3.79%, 10/05/06 (a)(b)                                     700            700
RB (Tampa Metropolitan Area YMCA) Series 2000
   3.76%, 10/05/06 (a)(b)                                   7,600          7,600
HILLSBOROUGH CNTY PORT DISTRICT
Refunding RB (Tampa Port Auth) Series 2005A
   3.81%, 10/05/06 (a)(b)(c)(d)                             6,679          6,679
JACKSONVILLE AVIATION AUTH
Refunding RB Series 2005
   3.78%, 10/04/06 (a)(b)(c)                                4,000          4,000
JACKSONVILLE ECONOMIC DEVELOPMENT COMMISSION
Educational Facilities RB (Episcopal High School)
   Series 2002
   3.74%, 10/04/06 (a)(b)                                   5,400          5,400
RB (Bolles School) Series 1999A
   3.75%, 10/05/06 (a)(b)                                   1,500          1,500
Refunding RB (YMCA of Florida First Coast)
   Series 2003
   3.74%, 10/05/06 (a)(b)                                   4,700          4,700
Special Facility Airport RB (Holland Sheltair
   Aviation Group) Series 2004A1
   3.79%, 10/05/06 (a)(b)                                   3,970          3,970
JACKSONVILLE HEALTH FACILITIES AUTH
Hospital RB Series 2003A
   3.84%, 10/02/06 (a)(b)                                   6,000          6,000
RB (River Garden/The Coves) Series 1994
   3.80%, 10/05/06 (a)(b)                                   3,045          3,045
JACKSONVILLE HFA
M/F Housing Refunding RB (St. Augustine Apts)
   Series 2006
   3.76%, 10/04/06 (a)(b)                                   3,300          3,300
JACKSONVILLE PORT AUTH
Port Facility RB Series 1996
   3.81%, 10/05/06 (a)(b)(c)(d)                            10,100         10,100
LAKE SHORE HOSPITAL AUTH
Health Facility RB (Lake Shore Hospital) Series
   1991
   3.75%, 10/05/06 (a)(b)                                   2,900          2,900
LEE CNTY HFA
M/F Housing RB (University Club Apts) Series
   2002A
   3.79%, 10/05/06 (a)(b)                                   7,500          7,500
MANATEE CNTY HFA
M/F Housing RB (La Mirada Gardens) Series 2002A
   3.84%, 10/05/06 (a)(b)                                   4,000          4,000
M/F Housing RB (Sabal Palm Harbor Apts)
   Series 2000A
   3.88%, 10/04/06 (a)(b)                                   4,200          4,200
MIAMI HEALTH FACILITIES AUTH
Refunding RB (Miami Jewish Home and Hospital for
   the Aged, Inc) Series 2005
   3.75%, 10/04/06 (a)(b)                                   7,410          7,410
MIAMI-DADE CNTY
Aviation RB (Miami International Airport)
   Series 2002
   3.81%, 10/05/06 (a)(b)(c)(d)                             5,370          5,370
Aviation RB (Miami International Airport)
   Series 2005A
   3.81%, 10/05/06 (a)(b)(c)                                9,105          9,105
Aviation TECP (Miami International Airport)
   Series A
   3.62%, 11/10/06 (b)                                     20,000         20,000
GO Bonds Series 2005
   3.79%, 10/05/06 (a)(b)(c)(d)                             9,940          9,940
Solid Waste System RB Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                            10,890         10,890
MIAMI-DADE CNTY HFA
M/F Mortgage RB Series 2003-3
   3.80%, 10/04/06 (a)(b)                                   9,140          9,140
MIAMI-DADE CNTY IDA
IDRB (Airbus Service Co) Series 1998A
   3.85%, 10/05/06 (a)(b)                                   7,920          7,920
IDRB (Airis Miami LLC) Series 1999A
   3.80%, 10/05/06 (a)(b)(c)                               14,100         14,100
RB (Belen Jesuit Preparatory School) Series 1999
   3.75%, 10/04/06 (a)(b)                                   6,030          6,030
RB (Gulliver Schools) Series 2000
   3.76%, 10/05/06 (a)(b)                                   3,700          3,700
NEW COLLEGE OF FLORIDA DEVELOPMENT CORP
Master Lease Program COP Series 2006
   3.75%, 10/04/06 (a)(b)                                  30,110         30,110
OCEAN HIGHWAY AND PORT AUTH
RB Series 1990
   3.88%, 10/04/06 (a)(b)                                   9,400          9,400
OKEECHOBEE CNTY
Exempt Facility RB (Okeechobee Landfill)
   Series 1999
   3.80%, 10/05/06 (a)(b)                                  15,000         15,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled Hospital Loan)
   Series 1985
   3.54%, 12/07/06 (b)                                     19,500         19,500
ORANGE CNTY HFA
M/F Guaranteed Mortgage Refunding RB (Sundown
   Associates II) Series 1989A
   3.80%, 10/04/06 (a)(b)                                   4,600          4,600
M/F Housing RB (Alta Westgate Apts) Series 2005C
   3.80%, 10/04/06 (a)(b)                                   6,920          6,920
M/F Housing RB (Palm Key Apts) Series 1997C
   3.76%, 10/04/06 (a)(b)                                   5,000          5,000
M/F Housing Refunding RB (Andover Place Apts)
   Series 1998F
   3.79%, 10/05/06 (a)(b)                                   6,000          6,000
M/F Housing Refunding RB (Post Fountains At Lee
   Vista) Series 1997E
   3.77%, 10/04/06 (a)(b)                                   7,235          7,235
ORANGE CNTY IDA
Educational Facilities RB (UCF Hospitality School
   Student Housing Foundation) Series 2004
   3.75%, 10/04/06 (a)(b)                                   8,695          8,695
IDRB (Central Florida YMCA) Series 2002A
   3.76%, 10/05/06 (a)(b)                                   3,900          3,900
IDRB (Goodwill Industries of Central Florida)
   Series 1999
   3.75%, 10/04/06 (a)(b)                                   6,000          6,000
RB (Central Florida YMCA) Series 2005
   3.74%, 10/05/06 (a)(b)                                   6,000          6,000
ORANGE CNTY SCHOOL BOARD
COP Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                                5,277          5,277
COP Series 2006B
   3.78%, 10/05/06 (a)(b)(c)                                2,995          2,995
ORLANDO AND ORANGE CNTY EXPRESSWAY AUTH
RB Series 2005D
   3.72%, 10/05/06 (a)(b)(c)                               21,840         21,840
ORLANDO UTILITIES COMMISSION
Water and Electric RB Series 2002B
   3.75%, 10/04/06 (a)(c)                                   5,100          5,100
PALM BEACH CNTY
Airport RB (Galaxy Aviation) Series 2000A
   3.82%, 10/04/06 (a)(b)                                   7,595          7,595
Criminal Justice Facilties RB Series 1997
   3.78%, 10/05/06 (a)(b)(c)(d)                             7,495          7,495
IDBR (South Florida Blood Banks) Series 2002
   3.75%, 10/04/06 (a)(b)                                   8,075          8,075
IDRB (Palm Beach Day School) Series 1999
   3.75%, 10/04/06 (a)(b)                                   7,000          7,000
RB (Norton Gallery and School of Art) Series 1995
   3.80%, 10/04/06 (a)(b)                                   2,500          2,500
RB (Zoological Society of the Palm Beaches)
   Series 2001
   3.75%, 10/05/06 (a)(b)                                   3,500          3,500
PALM BEACH CNTY EDUCATIONAL FACILITIES AUTH
RB (Lynn University) Series 2001
   3.74%, 10/05/06 (a)(b)                                   9,835          9,835
PALM BEACH CNTY HEALTH FACILITIES AUTH
RB (Bethesda Healthcare System Inc) Series 2001
   3.84%, 10/02/06 (a)(b)                                  13,000         13,000
PALM BEACH CNTY HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
   Series 2004
   3.77%, 10/05/06 (a)(b)                                   7,000          7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
   Series 1998
   3.80%, 10/05/06 (a)(b)                                   2,645          2,645
PALM BEACH CNTY SD
Sales Tax Revenue CP
   3.60%, 11/09/06 (b)                                      4,000          4,000
   3.57%, 12/05/06 (b)                                     56,000         56,000
PINELLAS CNTY EDUCATIONAL FACILITIES AUTH
RB (Shorecrest Preparatory School) Series 2001
   3.76%, 10/04/06 (a)(b)                                     905            905
Refunding RB (Canterbury School of Florida)
   Series 2004
   3.76%, 10/04/06 (a)(b)                                   4,360          4,360
PINELLAS CNTY HEALTH FACILITIES AUTH
Hospital Facilities Refunding and RB (Bayfront
   Hospital) Series 2004
   3.84%, 10/02/06 (a)(b)                                  17,600         17,600
PINELLAS CNTY HFA
M/F Housing RB (Greenwood Apts) Series 2002A
   3.79%, 10/05/06 (a)(b)                                   6,460          6,460
PINELLAS CNTY INDUSTRY COUNCIL
RB (Operation Par) Series 1999
   3.80%, 10/05/06 (a)(b)                                   4,130          4,130
SANTA ROSA CNTY
Health Facilities RB (Baptist Hospital)
   Series 2003
   3.74%, 10/05/06 (a)(b)                                   6,820          6,820
SARASOTA CNTY
RB (Sarasota Family YMCA) Series 1999
   3.75%, 10/05/06 (a)(b)                                     440            440

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
SEMINOLE CNTY IDA
IDRB (Amrhein Family Limited Partnership)
   Series 2001
   3.80%, 10/04/06 (a)(b)                                   4,125          4,125
ST. JOHNS CNTY
Water and Sewer Refunding RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                            11,045         11,045
ST. JOHNS CNTY SCHOOL BOARD
COP (Master Lease Program) Series 2006
   3.78%, 10/05/06 (a)(b)(c)                               13,530         13,530
SUMTER LANDING COMMUNITY DEVELOPMENT DISTRICT
Recreational RB Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             2,000          2,000
SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION
CP Revenue Notes (Miami-Dade Cnty) Series G
   3.55%, 10/04/06 (b)(c)                                  22,050         22,050
TECP Series 1998A
   3.53%, 11/03/06 (b)(c)                                  24,365         24,365
   3.56%, 11/03/06 (b)(c)                                   8,000          8,000
   3.54%, 12/06/06 (b)(c)                                  65,289         65,289
TALLAHASSEE-LEON CNTY CIVIC CENTER AUTH
Capital Improvement RB Series 1998A
   3.75%, 10/04/06 (a)(b)                                   9,060          9,060
TAMPA
Health Care Facilities RB (Lifelink Foundation)
   Series 1997
   3.75%, 10/04/06 (a)(b)                                   4,460          4,460
RB (CHF-Tampa LLC Project for the University of
   Tampa) Series 2005A
   3.75%, 10/05/06 (a)(b)                                   9,000          9,000
TAMPA BAY WATER AUTH
Utility System RB Series 2002
   3.79%, 10/05/06 (a)(b)                                   5,400          5,400
UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION
RB (Interdisciplinary Research Building) Series
   2004A
   3.80%, 10/04/06 (a)(b)                                  12,855         12,855
VOLUSIA CNTY
Tourist Development Tax RB Series 2004
   3.77%, 10/05/06 (a)(b)(c)(d)                             7,200          7,200
VOLUSIA CNTY EDUCATIONAL FACILITIES AUTH
RB (Bethune-Cookman College) Series 2001
   3.75%, 10/04/06 (a)(b)                                  10,310         10,310
VOLUSIA CNTY HEALTH FACILITIES AUTH
Hospital RB (Southwest Volusia Healthcare Corp)
   Series 1994A
   3.75%, 10/05/06 (a)(b)                                  11,000         11,000
WINTER HAVEN
Utility System Improvement and Refunding RB
   Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                             8,185          8,185
                                                                     -----------
                                                                       1,582,873

GEORGIA 3.6%
--------------------------------------------------------------------------------
ATLANTA
Airport General Refunding RB Series 2000A
   3.78%, 10/05/06 (a)(b)(c)(d)                            11,195         11,195
Airport General Refunding RB Series 2000C
   3.82%, 10/05/06 (a)(b)(c)(d)                             3,385          3,385
Airport General Refunding RB Series 2003RF-D
   3.82%, 10/05/06 (a)(b)(c)(d)                             3,385          3,385
Airport Passenger Facility Charge and Subordinate
   Lien General RB Series 2004C
   3.78%, 10/05/06 (a)(b)(c)                                5,185          5,185
Subordinate Lien Tax Allocation Bonds (Atlantic
   Station) Series 2006
   3.84%, 10/05/06 (a)(b)                                   8,000          8,000
Water and Wastewater RB Series 2004
   3.78%, 10/04/06 (a)(b)(c)(d)                             4,500          4,500
   3.78%, 10/05/06 (a)(b)(c)                                4,200          4,200
Water and Wastewater Revenue CP Series 2006-1
   3.60%, 10/30/06 (b)                                      8,500          8,500
   3.62%, 10/30/06 (b)                                      5,400          5,400
ATLANTA URBAN RESIDENTIAL FINANCE AUTH
M/F Housing RB (Capitol Gateway Apts Phase I)
   Series 2005
   3.83%, 10/05/06 (a)(b)                                   4,125          4,125
M/F Housing RB (Delmonte/Brownlee Court)
   Series 2001A
   3.80%, 10/04/06 (a)(b)                                   4,595          4,595
M/F Housing RB (Lindbergh City Center Apts)
   Series 2004
   3.81%, 10/05/06 (a)(b)                                   5,000          5,000
M/F Housing RB (M St Apts) Series 2003
   3.80%, 10/05/06 (a)(b)                                   7,000          7,000
M/F Housing RB (Peaks at West Atlanta Apts)
   Series 2001
   3.80%, 10/04/06 (a)(b)                                   4,800          4,800
M/F Sr Housing RB (Big Bethel Village) Series 2001
   3.80%, 10/04/06 (a)(b)                                   4,400          4,400
AUGUSTA HOUSING AUTH
M/F Housing RB (G-Hope) Series 2001
   3.80%, 10/04/06 (a)(b)                                   3,620          3,620
CHEROKEE CNTY
IDRB (Universal Alloy Corp) Series 1996
   3.80%, 10/05/06 (a)(b)                                   1,100          1,100

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
CLAYTON CNTY DEVELOPMENT AUTH
IDRB (Wilson Holdings) Series 1998
   3.85%, 10/04/06 (a)(b)                                     200            200
CLAYTON CNTY HOUSING AUTH
M/F Housing RB (Hyde Park Club Apts) Series 1997
   3.83%, 10/04/06 (a)(b)                                  11,695         11,695
COBB CNTY HOUSING AUTH
M/F Housing RB (Walton Green Apts) Series 1995
   3.80%, 10/05/06 (a)(b)                                  13,500         13,500
M/F Housing RB (Woodchase Village Apts)
   Series 2003
   3.83%, 10/05/06 (a)(b)                                   4,000          4,000
M/F Housing Refunding RB (Walton Park Apts)
   Series 2000
   3.78%, 10/05/06 (a)(b)                                  21,100         21,100
COLUMBUS DEVELOPMENT AUTH
RB (Foundation Properties) Series 2002
   3.79%, 10/05/06 (a)(b)                                  11,130         11,130
COLUMBUS HOUSING AUTH
M/F Housing RB (Eagles Trace Apts) Series 2002
   3.80%, 10/04/06 (a)(b)                                   6,100          6,100
DALTON DEVELOPMENT AUTH
Revenue Certificates (Hamilton Health Care
   System) Series 2003B
   3.74%, 10/05/06 (a)(b)                                   5,245          5,245
DEKALB CNTY
Water and Sewerage RB Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                                9,990          9,990
Water and Sewerage Refunding RB Series 2006B
   3.78%, 10/05/06 (a)(b)(c)                               18,115         18,115
DEKALB CNTY DEVELOPMENT AUTH
RB (Arbor Montessori School) Series 1998
   3.75%, 10/04/06 (a)(b)                                   1,100          1,100
DEKALB CNTY HOUSING AUTH
M/F Housing RB (Brittany Apts) Series 2001
   3.80%, 10/05/06 (a)(b)                                   7,200          7,200
M/F Housing RB (Eagles Trace Apts) Series 1996
   3.79%, 10/04/06 (a)(b)                                   8,550          8,550
M/F Housing RB (Mountain Crest Apts) Series 2002
   3.80%, 10/04/06 (a)(b)                                   7,725          7,725
M/F Housing RB (Villas of Friendly Heights Apts)
   Series 2001
   3.80%, 10/04/06 (a)(b)                                   3,415          3,415
M/F Housing RB (Wesley Club Apts) Series 2002
   3.80%, 10/04/06 (a)(b)                                   5,810          5,810
DEKALB CNTY WATER AND SEWER SYSTEM
Water and Sewerage RB Series 2003A
   3.78%, 10/05/06 (a)(c)(d)                               13,295         13,295
EFFINGHAM CNTY IDA
RB (TEMCOR) Series 2001
   3.80%, 10/04/06 (a)(b)                                   3,005          3,005
FULTON CNTY
Water and Sewerage RB Series 2004
   3.77%, 10/05/06 (a)(b)(c)                                3,495          3,495
   3.78%, 10/05/06 (a)(b)(c)(d)                            10,000         10,000
FULTON CNTY DEVELOPMENT AUTH
RB (Atlanta International School) Series 1997
   3.75%, 10/04/06 (a)(b)                                   2,200          2,200
RB (Children's Healthcare of Atlanta) Series 2005A
   3.78%, 10/05/06 (a)(c)                                  46,395         46,395
RB (Trinity School) Series 2001
   3.75%, 10/04/06 (a)(b)                                   7,000          7,000
GEORGIA
GO Bonds Series 2002B
   3.78%, 10/05/06 (a)(c)(d)                                1,100          1,100
GO Refunding Bonds Series 2004C
   3.78%, 10/05/06 (a)(c)                                   2,600          2,600
HOUSTON CNTY DEVELOPMENT AUTH
IDRB (Douglas Asphalt Co) Series 2000
   3.80%, 10/04/06 (a)(b)                                     950            950
JEFFERSON CNTY DEVELOPMENT AUTH
IDRB (Grove River Mills) Series 1997
   3.85%, 10/05/06 (a)(b)                                   1,200          1,200
LAURENS CNTY DEVELOPMENT AUTH
Solid Waste Disposal RB (Southeast Paper
   Manufacturing Co) Series 1993
   3.80%, 10/05/06 (a)(b)                                  25,000         25,000
Solid Waste Disposal RB (Southeast Paper
   Manufacturing Co) Series 1997
   3.80%, 10/05/06 (a)(b)                                  26,000         26,000
LAWRENCEVILLE HOUSING AUTH
M/F Housing RB (Chatham Club Apts) Series 2002
   3.82%, 10/05/06 (a)(b)(d)                                7,700          7,700
LOWNDES CNTY DEVELOPMENT AUTH
M/F Housing RB (FMPH Valdosta) Series 1999
   3.80%, 10/04/06 (a)(b)                                   4,625          4,625
MACON-BIBB CNTY HOSPITAL AUTH
Revenue Anticipation Certificates (Medical
   Center of Central Georgia) Series 1998
   3.75%, 10/04/06 (a)(b)                                   4,000          4,000
MARIETTA HOUSING AUTH
M/F Housing RB (Walton Village Apts) Series 2005
   3.79%, 10/05/06 (a)(b)                                  14,300         14,300

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
METROPOLITAN ATLANTA RAPID TRANSIT AUTH
Sales Tax Revenue CP BAN (Third Indenture)
   Series 2004A
   3.51%, 11/07/06 (b)                                     12,500         12,500
   3.58%, 12/06/06 (b)                                      2,500          2,500
MILLER CNTY DEVELOPMENT AUTH
IDRB (Birdsong Corp) Series 2000
   3.80%, 10/04/06 (a)(b)                                   2,300          2,300
POOLER DEVELOPMENT AUTH
M/F Housing RB (Alta Towne Lake Apts) Series 2005
   3.79%, 10/05/06 (a)(b)                                  19,500         19,500
SAVANNAH ECONOMIC DEVELOPMENT AUTH
Exempt Facility RB (Georgia Kaolin Terminal)
   Series 1997
   3.79%, 10/05/06 (a)(b)                                   6,000          6,000
Exempt Facility RB (Home Depot) Series 1995B
   3.79%, 10/04/06 (a)(b)                                   5,000          5,000
First Mortgage RB (Marshes of Skidaway Island)
   Series 2003C
   3.78%, 10/05/06 (a)(b)                                   1,720          1,720
SAVANNAH HOUSING AUTH
M/F Housing RB (Indigo Pointe Apts) Series 2001A1
   3.80%, 10/04/06 (a)(b)                                   3,500          3,500
M/F Housing RB (Live Oak Plantation Apts) Series
   2001A1
   3.80%, 10/04/06 (a)(b)                                   2,500          2,500
SUMMERVILLE DEVELOPMENT AUTH
Exempt Facility RB (Image Industries) Series 1997
   3.82%, 10/05/06 (a)(b)                                  11,000         11,000
THOMASVILLE HOSPITAL AUTH
Revenue Anticipation Certificates (John D.
   Archbold Memorial Hospital) Series 2003
   3.75%, 10/04/06 (a)(b)                                   5,800          5,800
WALTON CNTY DEVELOPMENT AUTH
RB (Tucker Door and Trim Corp) Series 2000
   3.90%, 10/04/06 (a)(b)                                   2,500          2,500
WEBSTER CNTY IDA
IDRB (Tolleson Lumber Co) Series 1999
   3.80%, 10/05/06 (a)(b)                                   4,000          4,000
WINDER-BARROW INDUSTRIAL BUILDING AUTH
IDRB (Progress Container Corp) Series 2000
   3.80%, 10/04/06 (a)(b)                                   2,200          2,200
WORTH CNTY
Refunding IDRB (Seabrook Peanut Co) Series 1996B
   3.80%, 10/04/06 (a)(b)                                   1,300          1,300
                                                                     -----------
                                                                         478,450
HAWAII 0.6%
--------------------------------------------------------------------------------
HAWAII
GO Bonds Series 2002CZ
   3.77%, 10/05/06 (a)(b)(c)(d)                             5,900          5,900
Special Purpose Refunding RB (Hawaiian Electric
   Co) Series 2000
   3.81%, 10/05/06 (a)(b)(c)(d)                             9,095          9,095
HAWAII HOUSING FINANCE AND DEVELOPMENT CORP
S/F Mortgage Purchase RB
   3.89%, 10/05/06 (a)(c)(d)                                1,670          1,670
HONOLULU BOARD OF WATER SUPPLY
Water System RB Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                                7,000          7,000
HONOLULU CITY AND CNTY
GO Bonds Series 2003A
   3.78%, 10/05/06 (a)(b)(c)(d)                            14,995         14,995
GO CP Series H
   3.54%, 11/06/06 (b)                                     38,000         38,000
                                                                     -----------
                                                                          76,660
IDAHO 0.4%
--------------------------------------------------------------------------------
IDAHO
TAN Series 2006
   3.70%, 06/29/07                                         28,000         28,160
IDAHO HOUSING AND FINANCE ASSOCIATION
S/F Mortgage Bonds Series 2005F
   3.80%, 10/04/06 (a)(c)                                  17,900         17,900
IDAHO STATE UNIVERSITY FOUNDATION
RB (LE and Thelma E. Stephens Performing Arts
   Center) Series 2001
   3.74%, 10/05/06 (a)(b)                                   3,660          3,660
                                                                     -----------
                                                                          49,720
ILLINOIS 7.0%
--------------------------------------------------------------------------------
CAROL STREAM
M/F Housing Refunding RB (St Charles Square)
   Series 1997
   3.86%, 10/04/06 (a)(b)                                   4,415          4,415
CHICAGO
General Airport Third Lien RB (Chicago O'Hare
   International Airport) Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                            15,810         15,810
   3.78%, 10/05/06 (a)(b)(c)                                5,192          5,192
General Airport Third Lien RB (O'Hare International
   Airport) Series 2005A
   3.78%, 10/05/06 (a)(b)(c)                               20,580         20,580
General Airport Third Lien Refunding RB (Chicago
   O'Hare International Airport) Series 2005B
   3.78%, 10/05/06 (a)(b)(c)                               11,450         11,450
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,325          6,325
GO Bonds Series 2003C
   3.77%, 10/05/06 (a)(b)(c)(d)                             2,694          2,694

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
GO Project and Refunding Bonds Series 2005B
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,850          6,850
GO Project and Refunding Bonds Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                               45,865         45,865
GO Refunding Bonds Series 2003B-1
   3.75%, 10/04/06 (a)(b)(c)                               15,000         15,000
M/F Housing RB (Central Station Senior Housing)
   Series 2004
   3.80%, 10/05/06 (a)(b)                                   9,500          9,500
Midway Airport RB Series 1998C
   3.79%, 10/05/06 (a)(b)(c)(d)                            24,480         24,480
Sales Tax Refunding RB Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             9,705          9,705
Second Lien Wastewater Transmission RB
   Series 2004A
   3.75%, 10/05/06 (a)(b)(c)                                4,000          4,000
Second Lien Wastewater Transmission Refunding RB
   Series 2001
   3.77%, 10/05/06 (a)(b)(c)(d)                            20,535         20,535
Sr Lien Water RB Series 2000
   3.79%, 10/05/06 (a)(c)(d)                               12,975         12,975
Wastewater Transmission RB Series 1998A
   3.81%, 10/05/06 (a)(b)(c)                                2,785          2,785
CHICAGO BOARD OF EDUCATION
Unlimited Tax GO Bonds (Dedicated Revenues)
   Series 2006B
   3.78%, 10/05/06 (a)(b)(c)(d)                            11,000         11,000
Unlimited Tax GO Bonds Series 1997
   3.78%, 10/05/06 (a)(b)(c)(d)                             7,120          7,120
CHICAGO HOUSING AUTH
Capital Program Refunding RB Series 2006
   3.67%, 07/01/07 (b)                                     22,180         22,394
CHICAGO O'HARE INTERNATIONAL AIRPORT
General Airport Third Lien RB Series 2003B2
   3.81%, 10/05/06 (a)(b)(c)(d)                             8,595          8,595
General Airport Third Lien Refunding RB
   Series 2003A2
   3.81%, 10/05/06 (a)(b)(c)(d)                             7,895          7,895
General Airport Third Lien Refunding RB
   Series 2003B2
   3.81%, 10/05/06 (a)(b)(c)(d)                            10,800         10,800
Second Lien Passenger Facility Charge RB
   Series 2001A
   3.83%, 10/04/06 (a)(b)(c)(d)                            11,070         11,070
   3.82%, 10/05/06 (a)(b)(c)(d)                             6,315          6,315
Special Facilities RB (O'Hare Tech Center II)
   Series 2002
   3.81%, 10/05/06 (a)(b)                                  15,500         15,500
COOK CNTY
GO Capital Improvement Bonds Series 2004B
   3.77%, 10/05/06 (a)(b)(c)(d)                             6,900          6,900
RB (Catholic Theological Union) Series 2005
   3.76%, 10/04/06 (a)(b)                                   4,000          4,000
EAST DUNDEE, KANE AND COOK CNTIES
IDRB (Otto Engineering) Series 1998
   3.84%, 10/05/06 (a)(b)                                   1,595          1,595
HAMPSHIRE
IDRB (Poli-Film America) Series 1998A
   3.81%, 10/05/06 (a)(b)                                   2,300          2,300
ILLINOIS
Civic Center Bonds Series 1991
   3.84%, 10/05/06 (a)(b)(c)(d)                             2,940          2,940
GO Bonds (Illinois First) Series 2000
   3.79%, 10/05/06 (a)(b)(c)(d)                            33,575         33,575
GO Bonds (Illinois First) Series 2002
   3.79%, 10/05/06 (a)(b)(c)(d)                            26,500         26,500
GO Bonds Series 2003
   3.77%, 10/05/06 (a)(b)(c)(d)                            22,500         22,500
GO Bonds Series 2003B
   3.78%, 10/04/06 (a)(c)                                   4,000          4,000
GO Bonds Series 2004A
   3.77%, 10/05/06 (a)(b)(c)(d)                             8,600          8,600
GO Bonds Series 2006
   3.78%, 10/05/06 (a)(c)(d)                                1,745          1,745
   3.78%, 10/05/06 (a)(c)                                   2,400          2,400
GO Refunding Bonds Series 2006
   3.73%, 01/01/07                                         18,330         18,367
ILLINOIS DEVELOPMENT FINANCE AUTH
Economic Development RB (Korex Corp) Series 1990
   3.85%, 10/05/06 (a)(b)                                   4,000          4,000
Gas Supply Refunding RB (People's Gas)
   Series 2003E
   3.82%, 10/05/06 (a)(b)(c)(d)                            14,995         14,995
IDRB (Arc-Tronics) Series 1999
   3.82%, 10/04/06 (a)(b)                                   1,585          1,585
IDRB (Camcraft Inc) Series 1993
   3.96%, 10/04/06 (a)(b)                                   1,600          1,600
IDRB (Radiological Society of North America)
   Series 1997
   3.83%, 10/05/06 (a)(b)                                   2,930          2,930
Qualified Residential Rental Bonds (River Oaks)
   Series 1989
   3.80%, 10/04/06 (a)(b)                                  32,000         32,000
RB (Francis W. Parker School) Series 1999
   3.78%, 10/04/06 (a)(b)                                   2,355          2,355
RB (American College of Surgeons) Series 1996
   3.75%, 10/06/06 (a)(b)                                  13,100         13,100
RB (Aurora Central Catholic High School)
   Series 1994
   4.01%, 10/04/06 (a)(b)                                   1,000          1,000
RB (Carmel High School) Series 2003
   3.76%, 10/04/06 (a)(b)                                   6,200          6,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
RB (Catholic Charities Housing Development Corp)
   Series 1993A
   3.91%, 10/04/06 (a)(b)                                   9,160          9,160
RB (Catholic Charities Housing Development Corp)
   Series 1993B
   3.91%, 10/04/06 (a)(b)                                     910            910
RB (Chicago Academy of Sciences) Series 1997
   3.76%, 10/04/06 (a)(b)                                   2,315          2,315
RB (Chicago Academy of Sciences) Series 1998
   3.76%, 10/04/06 (a)(b)                                   5,700          5,700
RB (Lake Forest Academy) Series 1994
   3.76%, 10/04/06 (a)(b)                                   4,000          4,000
RB (Lake Forest Country Day School) Series 2005
   3.76%, 10/04/06 (a)(b)                                   7,250          7,250
RB (Perspectives Charter School) Series 2003
   3.76%, 10/05/06 (a)(b)                                   5,500          5,500
RB (Presbyterian Homes Two Arbor Lane) Series 2001
   3.76%, 10/04/06 (a)(b)                                   9,000          9,000
RB (Richard H. Driehaus Museum) Series 2005
   3.76%, 10/04/06 (a)(b)                                   3,800          3,800
RB (Slovak American Charitable Association)
   Series 2000
   3.76%, 10/04/06 (a)(b)                                   7,500          7,500
RB (St Ignatius College Prep) Series 2002
   3.76%, 10/04/06 (a)(b)(d)                                2,800          2,800
RB (Wheaton Academy) Series 1998
   3.76%, 10/04/06 (a)(b)                                   9,000          9,000
Water Facilities Refunding RB (Illinois-American
   Water Co) Series 2002
   3.88%, 10/05/06 (a)(b)(c)                                5,000          5,000
ILLINOIS EDUCATION FACILITY AUTH
RB (Northwestern University) Series 2003
   3.78%, 10/05/06 (a)(c)(d)                                7,010          7,010
RB (Shedd Aquarium) Series 1997
   3.78%, 10/04/06 (a)(b)(c)(d)                             2,000          2,000
ILLINOIS FINANCE AUTH
Refunding RB (Presbyterian Homes Lake Forest
   Place) Series 2006
   3.76%, 10/04/06 (a)(b)                                  10,000         10,000
ILLINOIS HEALTH FACILITIES AUTH
RB (Bensenville Home Society) Series 1989A
   3.77%, 10/04/06 (a)(b)                                   1,300          1,300
RB (Ingalls Health System) Series 1994
   3.77%, 10/05/06 (a)(b)(c)(d)                            29,180         29,180
RB (Villa St Benedict) Series 2003B
   3.80%, 10/05/06 (a)(b)                                     545            545
ILLINOIS HOUSING DEVELOPMENT AUTH
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
   Series 2000A
   3.82%, 10/04/06 (a)(b)                                   4,500          4,500
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                            17,610         17,610
Sr Priority RB Series 2006A1
   3.78%, 10/05/06 (a)(b)(c)(d)                            10,425         10,425
Sr Priority RB Series 2006A2
   3.77%, 10/05/06 (a)(b)(c)(d)                            10,420         10,420
   3.78%, 10/05/06 (a)(b)(c)(d)                            27,565         27,565
   3.79%, 10/05/06 (a)(b)(c)(d)                            14,995         14,995
LOMBARD
Refunding IDRB (B&H Partnership) Series 1995
   4.14%, 10/05/06 (a)(b)                                   1,850          1,850
METRO WATER RECLAMATION DISTRICT OF GREATER
CHICAGO
Unlimited Tax GO Refunding Bonds Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                            10,000         10,000
METROPOLITAN PIER AND EXPOSITION AUTH
Bonds (McCormick Place Expansion) Series 1998B
   3.77%, 10/05/06 (a)(b)(c)(d)                            27,000         27,000
Bonds (McCormick Place Expansion) Series 2002A
   3.81%, 10/05/06 (a)(b)(c)(d)                             6,295          6,295
Refunding Bonds (McCormick Place Expansion)
   Series 1999AC
   3.79%, 10/05/06 (a)(b)(c)(d)                             9,790          9,790
Refunding Bonds (McCormick Place Expansion)
   Series 2002B
   3.78%, 10/04/06 (a)(b)(c)(d)                            18,490         18,490
MONTGOMERY SPECIAL SERVICE AREA NO.10
Special Tax Bonds (Blackberry Crossing West)
   Series 2004
   3.76%, 10/04/06 (a)(b)                                  12,152         12,152
PALATINE
Special Facility Limited Obligation RB (Little
   City for Community Development) Series 1998
   3.76%, 10/04/06 (a)(b)                                   5,000          5,000
REGIONAL TRANSPORTATION AUTH COOK, DUPAGE, KANE,
LAKE, MCHENRY AND WILL CNTIES
GO Bonds Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                            29,165         29,165
REGIONAL TRANSPORTATION AUTH
GO Refunding Bonds Series 1999
   3.79%, 10/05/06 (a)(b)(c)(d)                            21,785         21,785
ROCKFORD
IDRB (Ring Can Corp) Series 1998
   3.80%, 10/04/06 (a)(b)                                     740            740
IDRB (Rockford Industrial Welding Supply)
   Series 1996
   3.88%, 10/05/06 (a)(b)                                   2,000          2,000
SOUTHWESTERN ILLINOIS DEVELOPMENT AUTH
Refunding IDRB (Holten Meat) Series 2004
   3.85%, 10/05/06 (a)(b)                                   6,860          6,860

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
UNIVERSITY OF ILLINOIS
Auxiliary Facilities RB Series 1999A
   3.78%, 10/04/06 (a)(b)(c)(d)                             3,500          3,500
WHEELING
M/F Housing Refunding RB (Woodland Creek Apts
   II) Series 2002
   3.79%, 10/05/06 (a)(b)                                  17,655         17,655
WILL-KANKAKEE REGIONAL DEVELOPMENT AUTH
IDRB (Toltec Steel Services) Series 2002
   3.84%, 10/05/06 (a)(b)                                   6,510          6,510
WOODRIDGE
M/F Housing Refunding RB (Hinsdale Lake Terrace
   Apts) Series 1990
   3.79%, 10/06/06 (a)(b)(c)                               20,760         20,760
YORKVILLE
IDRB (FE Wheaton and Co) Series 1996
   3.85%, 10/05/06 (a)(b)                                     950            950
                                                                     -----------
                                                                         942,024
INDIANA 1.3%
--------------------------------------------------------------------------------
BROWNBURG 1999 SCHOOL BUILDING CORP
First Mortgage Refunding Bonds Series 2005B
   3.78%, 10/05/06 (a)(b)(c)(d)                            11,580         11,580
ELKHART CNTY
Economic Development RB (West Plains Apts)
   Series 1998A
   3.81%, 10/04/06 (a)(b)                                   1,750          1,750
INDIANA DEVELOPMENT FINANCE AUTH
IDRB (Big Sky Park) Series 1999
   3.81%, 10/05/06 (a)(b)                                   4,200          4,200
IDRB (Cives Corp) Series 1998
   3.80%, 10/05/06 (a)(b)                                   7,150          7,150
INDIANA EDUCATIONAL FACILITIES AUTH
RB (St Joseph's College) Series 2004
   3.75%, 10/05/06 (a)(b)                                  11,835         11,835
INDIANA FINANCE AUTH
Environmental RB (PSI Energy Inc) Series 2005B
   3.80%, 10/04/06 (a)(b)                                  10,500         10,500
INDIANA HEALTH FACILITY FINANCING AUTH
Hospital RB (Sisters of St Francis Health Services,
   Inc) Series 1999A
   3.77%, 10/05/06 (a)(b)(c)(d)                             7,605          7,605
Insured RB Series 1985A
   3.77%, 10/04/06 (a)(b)(c)                                3,280          3,280
RB (Ascension Health Credit Group) Series 2001A2
   3.62%, 06/01/07 (a)                                     17,275         17,273
RB (Ascension Health) Series 2001A3
   3.35%, 01/30/07 (a)                                     10,000          9,981
INDIANA HFA
S/F Mortgage RB Series 1998D2
   3.89%, 10/05/06 (a)(c)(d)                                9,715          9,715
S/F Mortgage RB Series 2000B2
   3.91%, 10/05/06 (a)(c)(d)                                3,795          3,795
S/F Mortgage RB Series 2002B
   3.83%, 10/04/06 (a)(c)(d)                                3,080          3,080
S/F Mortgage RB Series 2004B2 & 2005C2
   3.81%, 10/05/06 (a)(c)                                   5,670          5,670
INDIANA MUNICIPAL POWER AGENCY
Power Supply System RB Series 2006A
   3.78%, 10/05/06 (a)(b)(c)(d)                             7,000          7,000
INDIANAPOLIS
M/F Housing RB (Nora Pines Apts) Series 2001
   3.80%, 10/05/06 (a)(b)                                   9,275          9,275
Thermal Energy System RB Series 2001A
   3.79%, 10/05/06 (a)(b)(c)(d)                             9,900          9,900
INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK
Bonds (Indianapolis Airport Auth) Series 2005B
   3.82%, 10/05/06 (a)(b)(c)(d)                             3,125          3,125
Bonds (Waterworks) Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                                4,245          4,245
RB (Indianapolis Airport Auth) Series 2004I
   3.82%, 10/05/06 (a)(b)(c)(d)                            11,295         11,295
MARION
Economic Development RB (Indiana Wesleyan
   University) Series 2000
   3.74%, 10/04/06 (a)(b)                                   7,500          7,500
ST JOSEPH CNTY
Economic Development RB (Corby Apts) Series 1997B
   3.86%, 10/04/06 (a)(b)                                   3,380          3,380
Economic Development RB (Pin Oaks Apts)
   Series 1997A
   3.86%, 10/04/06 (a)(b)                                   1,000          1,000
Economic Development RB (Western Manor Apts)
   Series 1997C
   3.86%, 10/04/06 (a)(b)                                   2,130          2,130
VIGO CNTY
Economic Development RB (Sisters of Providence)
   Series 2001
   3.81%, 10/05/06 (a)(b)                                   3,500          3,500
WAYNE TOWNSHIP MARION CNTY SCHOOL BUILDING CORP
First Mortgage Refunding Bonds Series 2006
   3.77%, 10/05/06 (a)(b)(c)                                5,145          5,145
                                                                     -----------
                                                                         174,909

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
IOWA 1.3%
--------------------------------------------------------------------------------
DES MOINES METROPOLITAN WASTEWATER RECLAMATION
AUTH
Sewer RB Series 2004B
   3.77%, 10/05/06 (a)(b)(c)(d)                             6,485          6,485
IOWA HIGHER EDUCATION LOAN AUTH
Private College Facility RB (Graceland
   University) Series 2003
   3.79%, 10/05/06 (a)(b)                                   2,000          2,000
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program Warrant Certificates
   Series 2005-2006 B
   3.21%, 01/26/07 (b)                                     15,090         15,151
Cash Anticipation Program Warrant Certificates
   Series 2006-2007 A
   3.71%, 06/28/07 (b)                                     75,000         75,422
IOWA STUDENT LOAN LIQUIDITY CORP
RB Series 1988B
   3.80%, 10/04/06 (a)(b)(c)                               46,500         46,500
TOBACCO SETTLEMENT AUTH
Asset-Backed Bonds Series 2001B
   3.78%, 10/04/06 (a)(c)                                  21,710         21,710
Asset-Backed Bonds Series C
   3.80%, 10/05/06 (a)(b)(c)(d)                            11,820         11,820
                                                                     -----------
                                                                         179,088

KANSAS 0.1%
--------------------------------------------------------------------------------
KANSAS DEVELOPMENT FINANCE AUTH
M/F Housing RB (Saddlewood Apts) Series 2004M
   3.83%, 10/05/06 (a)(b)                                   6,400          6,400

KENTUCKY 1.1%
--------------------------------------------------------------------------------
DAVIESS CNTY
Solid Waste Disposal Facilities RB (Scott Paper
   Co) Series 1993A
   3.80%, 10/04/06 (a)                                     20,000         20,000
ELIZABETHTOWN
IDRB (ALTEC) Series 1997
   3.85%, 10/04/06 (a)(b)                                   3,000          3,000
JEFFERSON CNTY
M/F Housing Refunding RB (Camden Brookside Apts)
   Series 2002
   3.78%, 10/05/06 (a)(b)                                   8,900          8,900
Sports Stadium RB (University of Louisville
   Athletic Association) Series 1997
   3.80%, 10/05/06 (a)(b)                                   1,800          1,800
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund TRAN Series 2006A
   3.70%, 06/28/07                                         25,000         25,143
KENTUCKY HIGHER EDUCATION STUDENT LOAN CORP
Insured RB Series 1991E
   3.80%, 10/04/06 (a)(b)(c)                               12,600         12,600
Insured RB Series 1996A
   3.80%, 10/04/06 (a)(b)(c)                               23,850         23,850
KENTUCKY HOUSING CORP
RB Series 1998B
   3.82%, 10/05/06 (a)(c)(d)                               11,995         11,995
RB Series 1998F
   3.89%, 10/05/06 (a)(c)(d)                               19,320         19,320
RB Series 2002A
   3.83%, 10/04/06 (a)(c)(d)                                3,590          3,590
LOUISVILLE AND JEFFERSON CNTY METROPOLITAN SEWER
DISTRICT
Sewage and Drainage System RB Series 1999A
   3.79%, 10/05/06 (a)(b)(c)(d)                             6,115          6,115
RICHMOND
IDRB (Mikron) Series 1995
   3.80%, 10/04/06 (a)(b)                                   5,000          5,000
                                                                     -----------
                                                                         141,313

LOUISIANA 3.0%
--------------------------------------------------------------------------------
EAST BATON ROUGE
Road and Street Improvement Sales Tax RB
   Series 2006B
   3.74%, 10/04/06 (a)(b)(c)                               20,000         20,000
ERNEST N. MORIAL-NEW ORLEANS EXHIBIT HALL AUTH
Sr Subordinate Special Tax Bonds Series 2003A
   3.81%, 10/05/06 (a)(b)(c)(d)                             4,995          4,995
LAFAYETTE IDB
Refunding IDRB (Westwood Village) Series 1995
   3.79%, 10/05/06 (a)(b)                                   3,735          3,735
LAKE CHARLES HARBOR AND TERMINAL DISTRICT
Dock and Wharf RB (Conoco Inc) Series 2000
   3.80%, 10/04/06 (a)(b)                                  10,500         10,500
LOUISIANA
Gasoline and Fuels Tax RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                             3,435          3,435
   3.78%, 10/05/06 (a)(b)(c)                               17,145         17,145
GO Refunding Bonds Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,275          6,275
LOUISIANA CITIZENS PROPERTY INSURANCE CORP
Assessment RB Series 2006B
   3.93%, 10/02/06 (a)(b)(c)                               56,660         56,660
   3.78%, 10/05/06 (a)(b)(c)(d)                            16,300         16,300
LOUISIANA HFA
S/F Mortgage Refunding RB Series 2005A
   3.82%, 10/05/06 (a)(c)(d)                               25,786         25,786
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES
AND COMMUNITY DEVELOPMENT AUTH
RB (University of Louisiana-Monroe) Series 2004A
   3.76%, 10/05/06 (a)(b)                                   8,000          8,000
RB (University of Louisiana-Monroe) Series 2004C
   3.76%, 10/05/06 (a)(b)                                  12,515         12,515

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
LOUISIANA OFFSHORE TERMINAL AUTH
Deepwater Port Refunding RB First State Series 1992A
   3.75%, 10/04/06 (a)(b)                                  10,000         10,000
Deepwater Port Refunding RB Series 2003B
   3.80%, 10/04/06 (a)(b)                                  13,220         13,220
LOUISIANA PUBLIC FACILITIES AUTH
RB (Christus Health) Series 2005C2
   3.74%, 10/04/06 (a)(b)(c)                               18,600         18,600
RB (Tiger Athletic Foundation) Series 2004
   3.75%, 10/05/06 (a)(b)                                  31,165         31,165
LOUISIANA STATE UNIVERSITY & AGRICULTURAL AND
MECHANICAL COLLEGE
Auxiliary RB Series 2006
   3.76%, 10/05/06 (a)(b)(c)                                9,250          9,250
NEW ORLEANS
GO Refunding Bonds Series 2005
   3.79%, 10/05/06 (a)(b)(c)(d)                             7,940          7,940
NEW ORLEANS AVIATION BOARD
Refunding Bonds Series 1993B
   3.85%, 10/04/06 (a)(b)(c)                                4,220          4,220
NEW ORLEANS IDB
M/F Housing RB (3700 Orleans) Series 2000
   3.81%, 10/05/06 (a)(b)                                  29,000         29,000
ST JAMES PARISH
Pollution Control Refunding RB (Texaco)
   Series 1988A
   3.57%, 12/12/06                                         59,030         59,030
Pollution Control Refunding RB (Texaco)
   Series 1988B
   3.57%, 12/12/06                                         39,030         39,030
                                                                     -----------
                                                                         406,801

MAINE 0.4%
--------------------------------------------------------------------------------
MAINE FINANCE AUTH
RB (Jackson Laboratory) Series 2002
   3.79%, 10/05/06 (a)(b)                                   5,465          5,465
Solid Waste Disposal RB (Casella Waste Systems
   Inc) Series 2005
   3.79%, 10/05/06 (a)(b)                                  12,500         12,500
MAINE HEALTH AND EDUCATIONAL FACILITIES AUTH
RB Series 2006F
   3.77%, 10/05/06 (a)(b)(c)(d)                            15,170         15,170
MAINE HOUSING AUTH
General Housing Draw Down Bonds Series 2005A
   3.79%, 10/05/06 (a)(c)(d)                                2,920          2,920
General Housing Draw Down Bonds Series 2005B
   3.82%, 10/05/06 (a)(c)(d)                               10,430         10,430
Mortgage Purchase Bonds Series 2002F2
   3.81%, 10/05/06 (a)(c)(d)                                3,495          3,495
                                                                     -----------
                                                                          49,980

MARYLAND 1.0%
--------------------------------------------------------------------------------
BALTIMORE
Convention Center Hotel RB Sr Series 2006A
   3.78%, 10/05/06 (a)(b)(c)(d)                            20,120         20,120
HOWARD CNTY
Consolidated Public Improvement CP BAN Series D
   3.53%, 11/06/06 (c)                                     25,000         25,000
   3.54%, 12/06/06 (c)                                     15,500         15,500
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
S/F Program Bonds Third Series 1999
   3.89%, 10/05/06 (a)(c)(d)                               31,635         31,635
MARYLAND ECONOMIC DEVELOPMENT CORP
IDRB (Dixon Valve and Coupling Co) Series 1998
   3.85%, 10/04/06 (a)(b)                                     950            950
MARYLAND ENERGY FINANCING ADMINISTRATION
Limited Obligation Local District Cooling
   Facilities RB (Comfort Link) Series 2001
   3.80%, 10/04/06 (a)(b)                                  10,000         10,000
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES
AUTH
Project and Refunding RB (Mercy Center)
   Series 1996
   3.77%, 10/05/06 (a)(b)(c)(d)                            18,185         18,185
MONTGOMERY CNTY
Consolidated Public Improvement BAN Series 2006B
   3.83%, 10/02/06 (a)(c)                                  10,000         10,000
                                                                     -----------
                                                                         131,390

MASSACHUSETTS 2.0%
--------------------------------------------------------------------------------
FREETOWN-LAKEVILLE REGIONAL SD
BAN
   3.88%, 10/20/06                                          2,000          2,000
HAVERHILL
State Qualified BAN
   3.62%, 03/30/07                                          1,865          1,873
MASSACHUSETTS
GO Bonds Consolidated Loan Series 2000C
   3.76%, 10/05/06 (a)(c)(d)                                1,500          1,500
GO Bonds Consolidated Loan Series 2001D
   3.77%, 10/05/06 (a)(b)(c)(d)                             2,785          2,785
GO Bonds Consolidated Loan Series 2005A
   3.76%, 10/05/06 (a)(b)(c)(d)                             4,995          4,995
GO Bonds Consolidated Loan Series 2005C
   3.78%, 10/05/06 (a)(c)(d)                                5,000          5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
GO Bonds Consolidated Loan Series 2006A
   3.82%, 10/02/06 (a)(c)                                     500            500
GO Bonds Consolidated Loan Series 2006D
   3.77%, 10/05/06 (a)(c)                                   8,650          8,650
   3.77%, 10/05/06 (a)(c)(d)                                8,810          8,810
GO Refunding Bonds Series 1996A
   3.76%, 10/05/06 (a)(c)(d)                                8,100          8,100
GO Refunding Bonds Series 2004A
   3.73%, 10/04/06 (a)(b)(c)(d)                            21,485         21,485
Lease RB (Route 3 North Transportation Improvements)
   Series 2002B
   3.73%, 10/04/06 (a)(b)(c)                               23,960         23,960
Special Obligation Dedicated Tax RB Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                            23,800         23,800
Special Obligation Dedicated Tax Refunding RB Series 2005
   3.76%, 10/05/06 (a)(b)(c)(d)                             6,125          6,125
MASSACHUSETTS BAY TRANSPORTATION AUTH
Assessment Bonds Series 2005A
   3.77%, 10/05/06 (a)(c)(d)                                4,500          4,500
Sr Sales Tax Bonds Series 2005A
   3.76%, 10/05/06 (a)(c)                                  10,700         10,700
Sr Sales Tax Bonds Series 2006A
   3.77%, 10/05/06 (a)(c)                                   4,200          4,200
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
M/F Housing Refunding RB (Kensington at Chelmsford)
   Series 2002
   3.78%, 10/05/06 (a)(b)                                     250            250
RB (Worcester Academy) Series 2000
   3.77%, 10/05/06 (a)(b)                                   2,000          2,000
MASSACHUSETTS HEALTH AND EDUCATIONAL FACILITIES AUTH
RB (Baystate Medical Center) Series D
   3.77%, 10/05/06 (a)(b)(c)(d)                            10,823         10,822
RB (Capital Assets Program) Series 1985D
   3.78%, 10/02/06 (a)(b)(c)                                  400            400
RB (Massachusetts Institute of Technology) Series K
   3.77%, 10/05/06 (a)(c)(d)                                6,710          6,710
RB (Winchester Hospital) Series D
   3.77%, 10/05/06 (a)(b)(c)(d)                             4,735          4,735
RB (Worcester City Campus Corp) Series 2005D
   3.76%, 10/05/06 (a)(b)(c)(d)                             4,770          4,770
Revenue Notes (Harvard University) Series EE
   3.51%, 11/09/06                                         18,000         18,000
MASSACHUSETTS HFA
Housing Bonds Series 2003S
   3.83%, 10/04/06 (a)(c)(d)                                4,000          4,000
S/F Housing RB Series 122
   3.80%, 10/05/06 (a)(c)                                  10,525         10,525
MASSACHUSETTS PORT AUTH
RB Series 2005 A&C
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,905          6,905
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            13,300         13,300
MASSACHUSETTS STATE COLLEGE BUILDING AUTH
RB Series 2006A
   3.73%, 10/04/06 (a)(b)(c)(d)                             5,700          5,700
MASSACHUSETTS TURNPIKE AUTH
Subordinate RB (Metropolitan Highway System)
   Series 1999A
   3.77%, 10/05/06 (a)(b)(c)(d)                             7,110          7,110
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
RB Subordinate Series 1999A
   3.77%, 10/04/06 (a)(c)(d)                                5,500          5,500
MASSACHUSETTS WATER RESOURCES AUTH
CP Notes Series 1994
   3.53%, 11/02/06 (b)                                      2,000          2,000
   3.50%, 11/03/06 (b)                                      6,000          6,000
   3.60%, 12/14/06 (b)                                     11,000         11,000
General Revenue Refunding Bonds Series 2005B
   3.76%, 10/05/06 (a)(b)(c)                                3,095          3,095
SALEM
BAN
   3.34%, 01/11/07                                          6,000          6,015
WESTON
BAN
   3.28%, 02/09/07                                          3,000          3,013
                                                                     -----------
                                                                         270,833

MICHIGAN 3.3%
--------------------------------------------------------------------------------
DETROIT
Sewage Disposal System RB Series 1999A
   3.79%, 10/05/06 (a)(b)(c)(d)                            34,650         34,650
Sewage Disposal System Second Lien RB Series 2001B
   3.82%, 10/05/06 (a)(b)(c)(d)                             4,260          4,260
Sewage Disposal System Second Lien RB Series 2006B
   3.78%, 10/05/06 (a)(b)(c)                               13,000         13,000
DETROIT SD
School Building and Site Improvement Bonds
   (Unlimited Tax GO) Series 2001A
   3.77%, 10/05/06 (a)(b)(c)(d)                            83,610         83,610
School Building and Site Improvement Bonds
   Series 2001A
   3.82%, 10/05/06 (a)(b)(c)(d)                             4,620          4,620
School Building and Site Improvement Refunding
   Bonds (Unlimited Tax GO) Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            10,915         10,915
   3.78%, 10/05/06 (a)(b)(c)                                3,580          3,580
School Building and Site Improvement Refunding
   Bonds Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             8,500          8,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
State Aid Notes (Limited Tax GO) Series 2006
   3.61%, 08/21/07                                         28,000         28,214
DETROIT SEWAGE DISPOSAL SYSTEM
Revenue Second Lien Bonds Series 2006B
   3.78%, 10/05/06 (a)(b)(c)                               13,000         13,000
DETROIT WATER SUPPLY
System Revenue Second Lien Bonds Series 2006B
   3.75%, 10/05/06 (a)(b)(c)                                1,500          1,500
System Revenue Sr Lien Bonds Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                               17,000         17,000
Water Supply System Revenue Sr Lien Bonds
   Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                                6,500          6,500
JACKSON CNTY HOSPITAL FINANCE AUTH
Refunding RB (W.A. Foote Memorial Hospital)
   Series 2005B
   3.76%, 10/05/06 (a)(b)                                  10,000         10,000
MICHIGAN HIGHER EDUCATION FACILITIES AUTH
Limited Obligation Refunding RB (Hope College)
   Series 2004
   3.76%, 10/05/06 (a)(b)                                   3,730          3,730
MICHIGAN JOB DEVELOPMENT AUTH
Limited Obligation RB (Frankenmuth Bavarian Inn
   Motor Lodge) Series 1985
   3.70%, 10/01/06 (a)(b)                                   7,100          7,100
MICHIGAN STATE BUILDING AUTH
2006 Refunding RB Series IA
   3.78%, 10/05/06 (a)(b)(c)(d)                            10,660         10,660
CP Notes Series 5
   3.60%, 11/02/06 (b)                                     15,000         15,000
Refunding RB (Facilities Program) Series 2005I
   3.76%, 10/05/06 (a)(b)(c)                                4,680          4,680
Refunding RB (Facilities Program) Series 2006-1A
   3.78%, 10/05/06 (a)(b)(c)(d)                            14,180         14,180
   3.81%, 10/05/06 (a)(b)(c)(d)                             3,200          3,200
MICHIGAN STATE HOSPITAL FINANCING AUTH
Hospital Refunding RB (Henry Ford Health System)
   Series 2006A
   3.79%, 10/05/06 (a)(b)(c)(d)                             1,670          1,670
Hospital Refunding RB (Henry Ford Health System)
   Series 2006B
   3.74%, 10/04/06 (a)(b)                                  10,000         10,000
Hospital Refunding RB (Henry Ford Health System)
   Series 2006C
   3.74%, 10/04/06 (a)(b)                                  15,000         15,000
MICHIGAN STRATEGIC FUND
Limited Obligation RB (American Cancer Society)
   Series 2000
   3.82%, 10/05/06 (a)(b)                                   3,965          3,965
Limited Obligation RB (EPI Printers) Series 1997
   3.91%, 10/05/06 (a)(b)                                     240            240
Limited Obligation RB (Mans) Series 1991
   3.91%, 10/05/06 (a)(b)                                     210            210
Limited Obligation RB (Mans) Series 1998B
   3.91%, 10/05/06 (a)(b)                                     455            455
Limited Obligation RB (United Machining)
   Series 1998
   3.91%, 10/05/06 (a)(b)                                   4,000          4,000
Limited Obligation Refunding RB (Detroit Edison
   Co) Series 1999C
   3.81%, 10/05/06 (a)(b)(c)(d)                             9,245          9,245
Limited Obligation Refunding RB (Detroit Edison
   Co) Series 2003A
   3.81%, 10/05/06 (a)(b)(c)(d)                             5,995          5,995
OAKLAND CNTY
Limited Obligation RB (Husky Envelope Products)
   Series 1999
   3.91%, 10/05/06 (a)(b)                                   1,580          1,580
UNIVERSITY OF MICHIGAN HEALTH SYSTEM
RB Series 2005A
   3.80%, 10/02/06 (a)                                      4,400          4,400
WAYNE CNTY
Airport Jr Lien RB (Detroit Metropolitan Wayne
   Cnty Airport) Series 2001
   3.74%, 10/05/06 (a)(b)(c)                               14,470         14,470
Airport Refunding RB (Detroit Metropolitan Wayne
   Cnty Airport) Series 1996B
   3.80%, 10/04/06 (a)(b)(c)                               43,090         43,090
WAYNE CNTY AIRPORT AUTH
Airport RB (Detroit Metropolitan Wayne Cnty
   Airport) Series 2005
   3.81%, 10/05/06 (a)(b)(c)(d)                             4,560          4,560
   3.82%, 10/05/06 (a)(b)(c)(d)                            18,340         18,340
RB (Detroit Metropolitan Airport) Series 2005
   3.81%, 10/05/06 (a)(b)(c)(d)                             2,750          2,750
RB Series 2005
   3.82%, 10/05/06 (a)(b)(c)(d)                             3,640          3,640
                                                                     -----------
                                                                         441,509

MINNESOTA 1.2%
--------------------------------------------------------------------------------
BLOOMINGTON PORT AUTH
Special Tax Refunding RB (Mall of America)
   Series 1999B
   3.79%, 10/05/06 (a)(b)(c)                               19,400         19,400
BURNSVILLE
M/F Housing Refunding RB (Southwind Apts) Series
   2004
   3.75%, 10/05/06 (a)(b)                                   8,350          8,350
EDEN PRAIRIE
M/F Housing RB (Eden Prairie Leased Housing
   Associaties I) Series 2003A
   3.84%, 10/06/06 (a)(b)                                   6,000          6,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
HENNEPIN CNTY
GO Refunding Bonds Series 1996C
   3.85%, 10/05/06 (a)                                        650            650
HENNEPIN CNTY HOUSING AND REDEVELOPMENT AUTH
M/F Housing Refunding RB (Stone Arch Apts)
   Series 2002
   3.80%, 10/05/06 (a)(b)(d)                                2,800          2,800
INVER GROVE HEIGHTS
Sr Housing Refunding RB (PHM/Inver Grove, Inc)
   Series 2005
   3.75%, 10/05/06 (a)(b)                                   6,000          6,000
MENDOTA HEIGHTS
Refunding IDRB (Dakota Business Plaza) Series
   2000
   3.94%, 10/05/06 (a)(b)                                   2,300          2,300
MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS
COMMISSION
RB Series 2000B
   3.82%, 10/05/06 (a)(b)(c)(d)                             5,225          5,225
Subordinate Refunding RB Series 2005B
   3.82%, 10/05/06 (a)(b)(c)(d)                             5,960          5,960
MINNESOTA
GO Series 2004
   3.77%, 10/05/06 (a)(c)                                  10,690         10,690
Tax and Aid Anticipation Borrowing Program
   3.59%, 09/05/07                                         27,000         27,220
MINNESOTA AGRICULTURAL AND ECONOMIC DEVELOPMENT
BOARD
RB (Evangelical Lutheran Good Samaritan Society)
   Series 1996
   3.79%, 10/05/06 (a)(b)                                   7,200          7,200
MINNESOTA HFA
Residential Housing Finance Bonds Series 2003B
   3.80%, 10/05/06 (a)(c)                                   6,000          6,000
Residential Housing Finance Bonds Series 2004G
   3.78%, 10/05/06 (a)(c)                                  17,410         17,410
MINNESOTA HIGHER EDUCATION FACILITIES AUTH
RB (Trustees of the Hamline University of
    Minnesota) Series Six-E1
   3.76%, 10/05/06 (a)(b)                                   2,590          2,590
RB (Trustees of the Hamline University of
   Minnesota) Series Six-E2
   3.76%, 10/05/06 (a)(b)                                   4,000          4,000
ROCHESTER
Health Care Facilities RB (Mayo Foundation)
   Series 1992C
   3.56%, 11/09/06                                         20,200         20,200
ST LOUIS PARK
M/F Housing RB (At The Park) Series 2002A
   3.85%, 10/06/06 (a)(b)                                   3,300          3,300
M/F Housing Refunding RB (Knollwood Place Apts)
   Series 2005
   3.75%, 10/05/06 (a)(b)                                   5,650          5,650
ST PAUL HOUSING AND REDEVELOPMENT AUTH
District Heating RB Series 1999D
   3.79%, 10/06/06 (a)(b)                                   3,080          3,080
                                                                     -----------
                                                                         164,025

MISSISSIPPI 0.6%
--------------------------------------------------------------------------------
JACKSON CNTY
Port Facility Refunding RB (Chevron USA)
   Series 1993
   3.85%, 10/02/06 (a)                                      6,000          6,000
MISSISSIPPI
GO Capital Improvements Bonds Series 2003E
   3.75%, 10/04/06 (a)(c)                                  15,000         15,000
GO Refunding Bonds Series 2001
   3.79%, 10/05/06 (a)(c)(d)                               14,880         14,880
MISSISSIPPI BUSINESS FINANCE CORP
IDRB (Electric Mills Wood Preserving) Series 1999
   3.85%, 10/05/06 (a)(b)                                   5,000          5,000
IDRB (Omega Motion) Series 1996
   3.80%, 10/05/06 (a)(b)                                   3,500          3,500
IDRB (VC Regional Assembly and Manufacturing)
   Series 2003
   3.81%, 10/04/06 (a)(b)                                   9,210          9,210
MISSISSIPPI DEVELOPMENT BANK
Special Obligation Bonds (Capital Projects and
   Equipment Acquisition) Series 2001A
   3.78%, 10/04/06 (a)(b)(c)(d)                            16,380         16,380
MISSISSIPPI HOME CORP
S/F Mortgage RB Series 2002A
   3.81%, 10/05/06 (a)(b)(c)(d)                             4,080          4,080
S/F Mortgage RB Series 2002C2
   3.81%, 10/05/06 (a)(b)(c)(d)                             4,875          4,875
                                                                     -----------
                                                                          78,925

MISSOURI 0.8%
--------------------------------------------------------------------------------
JACKSON CNTY
Special Obligation Bonds (Harry S. Truman Sports
   Complex) Series 2006
   3.78%, 10/05/06 (a)(b)(c)(d)                            25,300         25,300
MISSOURI DEVELOPMENT FINANCE BOARD
IDRB (Milbank Manufacturing Co) Series 1997
   3.82%, 10/04/06 (a)(b)                                   3,000          3,000
MISSOURI HEALTH AND EDUCATIONAL FACILITIES AUTH
Health Facilities RB (SSM Health Care)
   Series 2005C1
   3.85%, 10/02/06 (a)(b)(c)                                5,200          5,200
Health Facilities RB (SSM Health Care)
   Series 2005C5
   3.74%, 10/04/06 (a)(b)(c)                               12,200         12,200
MISSOURI HIGHER EDUCATION LOAN AUTH
Student Loan RB Sr Series 2005A
   3.79%, 10/05/06 (a)(b)(c)                                9,000          9,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
MISSOURI HIGHWAY AND TRANSPORTATION COMMISSION
First Lien State Road Bonds Series 2006 A&B
   3.78%, 10/05/06 (a)(c)(d)                                6,575          6,575
MISSOURI HOUSING DEVELOPMENT COMMISSION
S/F Mortgage RB Series 2004A1
   3.81%, 10/05/06 (a)(c)                                   3,975          3,975
MISSOURI PUBLIC UTILITIES COMMISSION
Interim Construction Notes Series 2006
   3.62%, 09/15/07                                          6,520          6,573
ST CHARLES CNTY IDA
M/F Housing Refunding RB (Time Centre Apts
   Phase I) Series 2004A
   3.77%, 10/05/06 (a)(b)                                  15,600         15,600
M/F Housing Refunding RB (Time Centre Apts
   Phase II) Series 2004B
   3.81%, 10/05/06 (a)(b)                                   4,500          4,500
ST LOUIS IDA
IDRB (Kessler Container) Series 1997A
   3.79%, 10/05/06 (a)(b)                                   1,700          1,700
M/F Housing Refunding RB (Merchandise Mart Apts)
   Series 2005A
   3.81%, 10/05/06 (a)(b)                                  10,475         10,475
WASHINGTON IDA
IDRB (Pauwels Transformers) Series 1995
   4.03%, 10/05/06 (a)(b)                                   2,400          2,400
                                                                     -----------
                                                                         106,498

MONTANA 0.3%
--------------------------------------------------------------------------------
MONTANA STATE HEALTH FACILITY AUTH
Hospital RB (Deaconess-Billings Clinic Health
   System) Series 1994
   3.78%, 10/04/06 (a)(b)(c)(d)                            10,705         10,705
   3.78%, 10/04/06 (a)(b)(c)                               26,375         26,375
                                                                     -----------
                                                                          37,080

NEBRASKA 0.4%
--------------------------------------------------------------------------------
AMERICAN PUBLIC ENERGY AGENCY
Gas Supply RB Series 2005A
   3.75%, 10/05/06 (a)(c)                                   5,613          5,613
NEBRASKA INVESTMENT FINANCE AUTH
S/F Housing RB Series 1998G
   3.89%, 10/05/06 (a)(c)(d)                               10,735         10,735
NEBRASKA PUBLIC POWER DISTRICT
General RB Series 2005B1 & C
   3.78%, 10/05/06 (a)(b)(c)                               15,655         15,655
OMAHA PUBLIC POWER DISTRICT
Electric System Subordinated RB Series 2006B
   3.78%, 10/05/06 (a)(b)(c)                                5,085          5,085
STANTON CNTY
IDRB (Nucor Corp) Series 1996
   3.85%, 10/04/06 (a)                                     19,300         19,300
                                                                     -----------
                                                                          56,388

NEVADA 3.0%
--------------------------------------------------------------------------------
CLARK CNTY
Airport System Subordinate Lien RB Series 2005D2
   3.80%, 10/04/06 (a)(b)(c)                                4,780          4,780
Airport System Subordinate Lien RB Series 2005D3
   3.75%, 10/04/06 (a)(b)(c)                                7,280          7,280
Economic Development RB (UNLV Foundation)
   Series 1999
   3.74%, 10/05/06 (a)(b)                                     270            270
GO (Limited Tax) Bank Refunding Bonds Series 2006
   3.78%, 10/05/06 (a)(b)(c)                                5,235          5,235
GO Bank Refunding Bonds Series 2006
   3.78%, 10/05/06 (a)(b)(c)                                9,960          9,960
IDRB (Southwest Gas Corp) Series 2003A
   3.85%, 10/04/06 (a)(b)                                  12,500         12,500
IDRB (Southwest Gas Corp) Series 2004A
   3.81%, 10/05/06 (a)(b)(c)(d)                             3,168          3,167
CLARK CNTY SD
GO (Limited Tax) Building Bonds Series 2001F
   3.77%, 10/05/06 (a)(b)(c)(d)                            21,715         21,715
GO (Limited Tax) Building Bonds Series 2005C
   3.78%, 10/05/06 (a)(b)(c)(d)                            16,005         16,005
LAS VEGAS
GO Various Purpose Bonds Series 2006B
   3.77%, 10/05/06 (a)(b)(c)                                8,310          8,310
LAS VEGAS CONVENTION AND VISITORS AUTH
Refunding RB Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,160          4,160
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Refunding Bonds Series 2005A
   3.78%, 10/05/06 (a)(b)(c)                               10,100         10,100
GO (Limited Tax) Water CP Series 2004 A&B
   3.55%, 10/04/06 (c)                                     49,700         49,700
   3.62%, 12/05/06 (c)                                     25,000         25,000
   3.52%, 12/07/06 (c)                                     26,500         26,500
GO (Limited Tax) Water Improvement Bonds
   Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               28,170         28,170
NEVADA
GO Water Refunding Bonds Series 2006D
   3.78%, 10/05/06 (a)(b)(c)(d)                             8,880          8,880
NEVADA HOUSING DIVISION
M/F Housing RB (Apache Pines Apts) Series 1999A
   3.77%, 10/05/06 (a)(b)                                   7,415          7,415

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
M/F Housing RB (Banbridge Apts) Series 2000A
   3.77%, 10/05/06 (a)(b)                                   3,960          3,960
M/F Housing RB (Bluffs Apts) Series 2002A
   3.77%, 10/05/06 (a)(b)                                  17,850         17,850
M/F Housing RB (Home Suites) Series 1989A
   3.80%, 10/04/06 (a)(b)                                   4,500          4,500
M/F Housing RB (Sierra Pointe Apts) Series 2005
   3.77%, 10/05/06 (a)(b)                                   9,985          9,985
M/F Housing RB (Silver Pines Apts) Series 2002A
   3.80%, 10/05/06 (a)(b)                                   5,500          5,500
M/F Housing RB (St Rose Seniors Apts) Series 2002A
   3.77%, 10/05/06 (a)(b)                                  14,770         14,770
M/F Housing Refunding RB (Oakmont) Series 2002
   3.77%, 10/05/06 (a)(b)                                   4,350          4,350
NEVADA SYSTEM OF HIGHER EDUCATION
University RB Series 2005B
   3.78%, 10/05/06 (a)(b)(c)(d)                            15,975         15,975
NORTH LAS VEGAS
GO Building Bonds Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                            30,745         30,745
TRUCKEE MEADOWS WATER AUTH
Water Refunding RB Series 2006
   3.78%, 10/05/06 (a)(b)(c)                                9,300          9,300
Water Revenue CP Series 2006B
   3.57%, 12/08/06 (b)                                      3,750          3,750
WASHOE CNTY
GO Refunding Bonds (Convention Center) Series
   2001A
   3.79%, 10/05/06 (a)(b)(c)(d)                            26,000         26,000
                                                                     -----------
                                                                         395,832

NEW HAMPSHIRE 0.4%
--------------------------------------------------------------------------------
NEW HAMPSHIRE BUSINESS FINANCE AUTH
Solid Waste Disposal RB (Lonza Biologics) Series
                                                                            2003
   3.82%, 10/05/06 (a)(b)                                  30,000         30,000
NEW HAMPSHIRE HEALTH AND EDUCATIONAL FACILITIES
AUTH
RB (Easter Seals New Hampshire) Series 2004A
   3.79%, 10/05/06 (a)(b)                                   6,060          6,060
RB (Frisbie Memorial Hospital) Series 2005
   3.77%, 10/05/06 (a)(b)                                   4,355          4,355
RB (Riverwoods) Series 2003
   3.77%, 10/04/06 (a)(b)                                   3,085          3,085
NEW HAMPSHIRE HFA
S/F Mortgage Acquisition RB Series 1997C
   3.89%, 10/05/06 (a)(b)(c)(d)                             1,170          1,170
S/F Mortgage Acquisition RB Series 1998B
   3.89%, 10/05/06 (a)(b)(c)(d)                             9,730          9,730
                                                                     -----------
                                                                          54,400

NEW JERSEY 1.0%
--------------------------------------------------------------------------------
DELAWARE RIVER PORT AUTH
RB Series 1999
   3.77%, 10/05/06 (a)(b)(c)(d)                             1,100          1,100
NEW JERSEY
TRAN Series Fiscal 2007A
   3.47%, 06/22/07                                         90,000         90,645
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
Transportation System Bonds Series 2005D
   3.78%, 10/05/06 (a)(b)(c)(d)                            24,175         24,175
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
   3.78%, 10/05/06 (a)(b)(c)(d)                             1,000          1,000
RB Series 2004C2
   3.76%, 10/05/06 (a)(b)(c)(d)                            15,365         15,365
RB Series C
   3.77%, 10/05/06 (a)(b)(c)(d)                             2,985          2,985
VERNON
BAN
   3.35%, 01/12/07                                          3,978          3,988
                                                                     -----------
                                                                         139,258

NEW MEXICO 1.0%
--------------------------------------------------------------------------------
FARMINGTON
Hospital RB (San Juan Regional Medical Center)
   Series 2004B
   3.77%, 10/05/06 (a)(b)                                   5,000          5,000
NEW MEXICO
2006-2007 TRAN Series 2006
   3.75%, 06/29/07                                         82,500         82,943
   3.76%, 06/29/07                                         27,750         27,897
SANTA FE
Tax Subordinate Lien Wastewater System RB Series
   1997B
   3.79%, 10/04/06 (a)(b)                                  16,400         16,400
                                                                     -----------
                                                                         132,240

NEW YORK 6.7%
--------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
Electric System General RB Series 2006D
   3.77%, 10/05/06 (a)(b)(c)(d)                            10,385         10,385
Electric System RB Series 1998A
   3.78%, 10/05/06 (a)(b)(c)(d)                            10,970         10,970
METROPOLITAN TRANSPORTATION AUTH
RB Series 2005B
   3.78%, 10/05/06 (a)(b)(c)(d)                            19,945         19,945
RB Series 2005G2
   3.77%, 10/02/06 (a)(b)                                   6,550          6,550
Transportation Refunding RB Series 2002A
   3.77%, 10/05/06 (a)(b)(c)(d)                            16,095         16,095

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
NEW YORK CITY
GO Bonds Fiscal 1998 Series D
   3.77%, 10/04/06 (a)(b)(c)(d)                            43,825         43,825
GO Bonds Fiscal 2002 Series A
   3.78%, 10/05/06 (a)(b)(c)(d)                            15,000         15,000
GO Bonds Fiscal 2003 Series C3
   3.72%, 10/04/06 (a)(b)                                   4,000          4,000
GO Bonds Fiscal 2004 Series A3
   3.72%, 10/04/06 (a)(b)                                   4,360          4,360
GO Bonds Fiscal 2004 Series F
   3.79%, 10/05/06 (a)(b)(c)(d)                           170,000        170,000
GO Bonds Fiscal 2004 Series H2
   3.69%, 10/04/06 (a)(b)                                   1,000          1,000
GO Bonds Fiscal 2006 Series I3
   3.81%, 10/02/06 (a)(b)                                  12,800         12,800
GO Bonds Fiscal 2006 Series I4
   3.71%, 10/04/06 (a)(b)                                  11,500         11,500
NEW YORK CITY HEALTH AND HOSPITALS CORP.
Health System Bonds Series 1999A
   3.77%, 10/05/06 (a)(b)(c)(d)                             8,000          8,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
TECP Series 6
   3.63%, 10/10/06 (c)                                     88,000         88,000
Water and Sewer System RB Fiscal 2006 Series A
   3.77%, 10/05/06 (a)(b)(c)(d)                             4,825          4,825
Water and Sewer System RB Series 1994G
   3.80%, 10/02/06 (a)(b)(c)                                2,000          2,000
Water and Sewer System RB Series 2002 & 2003A
   3.77%, 10/05/06 (a)(c)(d)                                6,500          6,500
Water and Sewer System RB Series 2002G
   3.77%, 10/05/06 (a)(b)(c)(d)                            18,545         18,545
Water and Sewer System RB Series 2005D
   3.77%, 10/05/06 (a)(b)(c)(d)                             1,290          1,290
Water and Sewer System Refunding RB Series 2005D
   3.78%, 10/05/06 (a)(c)(d)                               18,800         18,800
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Recovery Bonds Fiscal 2003 Series 2A
   3.78%, 10/02/06 (a)(c)                                   1,730          1,730
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs Headquarters) Series 2005
   3.77%, 10/05/06 (a)(c)(d)                                9,300          9,300
NEW YORK STATE DORMITORY AUTH
Court Facilities Lease RB (New York City)
   Series 2005A
   3.76%, 10/05/06 (a)(b)(c)(d)                            17,775         17,775
Hospital Insured Mortgage RB Series 2004A
   3.77%, 10/05/06 (a)(b)(c)                               33,130         33,130
RB (State University Educational Facilities)
   Series 2000B
   3.76%, 10/05/06 (a)(b)(c)(d)                            20,000         20,000
NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
Gas Facilities RB (Brooklyn Union Gas) Series 1996
   3.76%, 10/05/06 (a)(b)(c)(d)                             1,570          1,570
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
Clean Water and Drinking Water Revolving Funds
   RB Series 2001C & 2002B
   3.77%, 10/05/06 (a)(c)                                  36,665         36,665
NEW YORK STATE HFA
RB (250 W 50th St) Series 1997A
   3.75%, 10/04/06 (a)(b)                                   1,400          1,400
RB (345 E 94th St) Series 1998A
   3.75%, 10/04/06 (a)(b)                                     565            565
NEW YORK STATE MORTGAGE AGENCY
Mortgage RB Series 109
   3.79%, 10/05/06 (a)(c)(d)                               25,160         25,160
S/F Mortgage RB Series 92
   3.77%, 10/05/06 (a)(c)(d)                                2,495          2,495
NEW YORK STATE POWER AUTH
CP Series 1
   3.58%, 11/09/06 (c)                                     25,180         25,180
CP Series 1
   3.52%, 12/06/06 (c)                                     17,390         17,390
NEW YORK STATE THRUWAY AUTH
Bonds Series 2006A
   3.77%, 10/05/06 (a)(b)(c)(d)                            26,660         26,660
General RB Series 2005F
   3.77%, 10/05/06 (a)(b)(c)(d)                            25,685         25,685
General RB Series F
   3.77%, 10/05/06 (a)(b)(c)(d)                            21,970         21,970
NEW YORK STATE URBAN DEVELOPMENT CORP
State Personal Income Tax RB Series 2005B
   3.77%, 10/05/06 (a)(c)(d)                                8,000          8,000
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 135th Series
   3.79%, 10/05/06 (a)(c)(d)                                  100            100
Consolidated Bonds 139th Series
   3.79%, 10/05/06 (a)(b)(c)(d)                            19,960         19,960
Consolidated Bonds 140th Series
   3.77%, 10/05/06 (a)(c)                                   9,570          9,570
Consolidated Bonds 141st Series
   3.79%, 10/05/06 (a)(b)(c)(d)                             6,555          6,555
ROCKLAND CNTY
RAN Series 2006
   3.51%, 03/22/07                                         10,000         10,045
TAN Series 2006
   3.53%, 03/22/07                                         45,000         45,199

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005 Series A
   3.77%, 10/05/06 (a)(b)(c)(d)                             6,780          6,780
SENECA CNTY IDA
Solid Waste Disposal RB (Seneca Meadows Inc)
   Series 2005
   3.74%, 10/05/06 (a)(b)                                   5,000          5,000
SMITHTOWN CENTRAL SD
2006-2007 TAN
   3.50%, 06/28/07                                         33,000         33,118
TRIBOROUGH BRIDGE AND TUNNEL AUTH
General Refunding RB Series 2002B
   3.77%, 10/05/06 (a)(c)(d)                                9,995          9,995
                                                                     -----------
                                                                         895,387

NORTH CAROLINA 1.2%
--------------------------------------------------------------------------------
CHARLOTTE-MECKLENBURG CNTY HOSPITAL AUTH
Health Care Refunding RB (Carolinas Health Care
   System) Series 2005C
   3.85%, 10/02/06 (a)(c)                                   4,000          4,000
DURHAM HOUSING AUTH
M/F Housing RB (Pendleton Townhomes) Series 2001
   3.80%, 10/04/06 (a)(b)                                   5,405          5,405
FORSYTH CNTY
RB (Plymouth Printing Co) Series 1998
   3.85%, 10/04/06 (a)(b)                                     590            590
GUILFORD CNTY INDUSTRIAL FACILITIES AND POLLUTION
CONTROL FINANCING AUTH
IDRB (Metalcraft of Mayville SE Manufacturing)
   Series 1997
   3.79%, 10/05/06 (a)(b)                                   1,100          1,100
HERTFORD CNTY INDUSTRIAL FACILITIES AND POLLUTION
CONTROL FINANCING AUTH
IDRB (Nucor Corp) Series 2000A
   3.88%, 10/04/06 (a)                                     26,500         26,500
JOHNSTON CNTY INDUSTRIAL FACILITIES AND POLLUTION
CONTROL FINANCING AUTH
IDRB (Flanders Corp) Series 1998
   3.79%, 10/04/06 (a)(b)                                   4,500          4,500
MECKLENBURG CNTY
M/F Housing RB (Sycamore Green Apts) Series 2001
   3.79%, 10/05/06 (a)(b)                                   8,240          8,240
NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE
AGENCY
RB (High Point University) Series 1997
   3.75%, 10/05/06 (a)(b)                                   4,210          4,210
NORTH CAROLINA HFA
Homeownership RB Series 1A
   3.82%, 10/05/06 (a)(c)(d)                                9,495          9,495
Homeownership RB Series 8A and 17A
   3.81%, 10/05/06 (a)(c)                                   3,830          3,830
NORTH CAROLINA STATE EDUCATION ASSISTANCE AUTH
Student Loan RB Series 2005A1
   3.78%, 10/05/06 (a)(b)(c)                               20,000         20,000
Student Loan RB Series 2005A3
   3.79%, 10/05/06 (a)(b)(c)                               23,500         23,500
ROWAN CNTY INDUSTRIAL FACILITIES AND POLLUTION
CONTROL FINANCING AUTH
IDRB (Taylor Clay Products) Series 1999
   3.80%, 10/05/06 (a)(b)                                   2,600          2,600
SAMPSON CNTY INDUSTRIAL FACILITIES AND POLLUTION
CONTROL FINANCE AUTH
IDRB (Crumpler Plastic Pipe) Series 1999
   3.85%, 10/05/06 (a)(b)                                   2,000          2,000
UNIVERSITY OF NORTH CAROLINA AT CHAPEL HILL
General Revenue and Refunding RB Series 2005A
   3.78%, 10/05/06 (a)(c)                                   5,000          5,000
WAKE CNTY
GO CP BAN
   3.59%, 02/05/07 (c)                                      8,310          8,310
   3.70%, 04/16/07 (c)                                     11,750         11,750
WAKE CNTY HOUSING AUTH
M/F Housing RB (Walnut Ridge Apts) Series 2000
   3.80%, 10/04/06 (a)(b)                                   9,805          9,805
WILMINGTON HOUSING AUTH
M/F Housing RB (Garden Lakes Estates) Series 1999
   3.80%, 10/04/06 (a)(b)                                   6,860          6,860
                                                                     -----------
                                                                         157,695

NORTH DAKOTA 0.5%
--------------------------------------------------------------------------------
NORTH DAKOTA HFA
Home Mortgage Finance Program Series 2004B
   3.81%, 10/04/06 (a)(c)                                  23,380         23,380
Home Mortgage Finance Program Series 2005A
   3.81%, 10/04/06 (a)(c)                                  22,100         22,100
Home Mortgage Finance Program Series 2005C
   3.81%, 10/04/06 (a)(c)                                  12,000         12,000
RICHLAND CNTY
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
   Series 1996A
   3.94%, 10/05/06 (a)(b)                                   5,445          5,445
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
   Series 1996B
   3.94%, 10/05/06 (a)(b)                                     500            500
                                                                     -----------
                                                                          63,425

OHIO 1.0%
--------------------------------------------------------------------------------
AKRON, BATH AND COPLEY JOINT TOWNSHIP HOSPITAL
DISTRICT
RB (Summa Health System) Series 2004B
   3.76%, 10/05/06 (a)(b)                                   7,500          7,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
CUYAHOGA CNTY
Economic Development RB (Hathaway Brown School)
   Series 1999
   3.77%, 10/05/06 (a)(b)                                  12,215         12,215
Hospital Improvement and Refunding RB (University
   Hospital Health System) Series 1996 A&B
   3.76%, 10/05/06 (a)(b)(c)                               57,285         57,285
FRANKLIN CNTY
Hospital RB (The Children's Hospital) Series 2003
   3.74%, 10/05/06 (a)(b)(c)                                5,000          5,000
OHIO
RB (Pooled Financing) Series 2004
   3.76%, 10/05/06 (a)(b)                                   8,240          8,240
OHIO HFA
M/F Refunding RB (10 Wilmington Place)
   Series 1991B
   3.79%, 10/06/06 (a)(b)(c)                                8,945          8,945
Residential Mortgage RB Series 2001C
   3.86%, 10/05/06 (a)(c)(d)                                4,025          4,025
OHIO HIGHER EDUCATIONAL FACILITY COMMISSION
Facility RB (University of Dayton) Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                             5,840          5,840
RB (Pooled Financing) Series 2003B
   3.76%, 10/05/06 (a)(b)                                   4,690          4,690
RB (The Cleveland Institute of Music) Series 2005
   3.76%, 10/05/06 (a)(b)                                   5,000          5,000
OHIO WATER DEVELOPMENT AUTH
Pollution Control Refunding RB (FirstEnergy
   Generation Corp) Series 2006A
   3.85%, 10/02/06 (a)(b)                                   3,000          3,000
RICKENBACKER PORT AUTH
Capital Funding RB (OASBO Expanded Asset Pooled
   Financing) Series 2002A
   3.79%, 10/05/06 (a)(b)(c)                                5,700          5,700
                                                                     -----------
                                                                         127,440

OKLAHOMA 0.6%
--------------------------------------------------------------------------------
MULDROW PUBLIC WORKS AUTH
IDRB (OK Foods) Series 1995
   3.85%, 10/04/06 (a)(b)                                   4,000          4,000
OKLAHOMA CNTY INDUSTRIAL AUTH
RB (National Cowboy Hall of Fame) Series 1999
   3.74%, 10/05/06 (a)(b)                                     905            905
OKLAHOMA DEVELOPMENT FINANCE AUTH
RB (Shawnee Funding) Series 1996
   3.80%, 10/04/06 (a)(b)                                   3,100          3,100
OKLAHOMA STUDENT LOAN AUTH
Bonds and Notes Series 1998A
   3.79%, 10/04/06 (a)(b)(c)                               33,100         33,100
Bonds and Notes Series 2000A4
   3.79%, 10/04/06 (a)(b)(c)                               20,945         20,945
Bonds and Notes Series 2005A
   3.79%, 10/04/06 (a)(b)(c)                               15,045         15,045
PAYNE CNTY ECONOMIC DEVELOPMENT AUTH
Student Housing RB (OSUF Phase III Student
   Housing) Series 2005
   3.76%, 10/05/06 (a)(b)(c)                                8,500          8,500
                                                                     -----------
                                                                          85,595

OREGON 0.4%
--------------------------------------------------------------------------------
OREGON DEPT OF TRANSPORTATION
Highway User Tax Revenue Sr Lien Bonds
   Series 2006A
   3.78%, 10/05/06 (a)(c)                                   3,430          3,430
OREGON ECONOMIC DEVELOPMENT COMMISSION
RB (Pendleton Flour Mills) Series 1997-182
   3.80%, 10/04/06 (a)(b)                                   2,905          2,905
OREGON FACILITIES AUTH
RB (Quatama Crossing Housing) Series 2005A
   3.75%, 10/05/06 (a)(b)                                   9,400          9,400
OREGON HEALTH AND SCIENCE UNIVERSITY
Special RB (OHSU Medical Group) Series 2004A
   3.75%, 10/04/06 (a)(b)                                   8,700          8,700
OREGON HOUSING AND COMMUNITY SERVICES DEPT
Mortgage RB (S/F Mortgage Program) Series 2005F
   3.79%, 10/04/06 (a)(c)                                  13,685         13,685
S/F Mortgage RB Series 2004L
   3.79%, 10/04/06 (a)(c)                                   5,000          5,000
PORTLAND
M/F Housing RB (Village of Lovejoy Fountain)
   Series 1997
   3.82%, 10/04/06 (a)(b)                                   8,500          8,500
Second Lien Sewer System RB Series 2006B
   3.78%, 10/05/06 (a)(b)(c)                                3,540          3,540
                                                                     -----------
                                                                          55,160

PENNSYLVANIA 5.3%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (University of Pittsburgh Medical Center)
   Series 2005B
   3.86%, 10/05/06 (a)                                     13,000         13,000
RB (UPMC Senior Communities) Series 2003
   3.74%, 10/05/06 (a)(b)                                   1,500          1,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
ALLEGHENY CNTY PORT AUTH
Special Revenue Transportation Bonds Series 1999
   3.76%, 10/05/06 (a)(b)(c)(d)                             1,000          1,000
BEAVER CNTY IDA
Pollution Control Refunding RB (FirstEnergy
   Nuclear Generation Corp) Series 2005A
   3.78%, 10/04/06 (a)(b)                                   4,300          4,300
Pollution Control Refunding RB (FirstEnergy
   Nuclear Generation Corp) Series 2006A
   3.80%, 10/02/06 (a)(b)                                   2,900          2,900
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
   3.75%, 10/05/06 (a)(b)(c)                                3,900          3,900
CENTRAL BUCKS SD
GO Bonds Series 2000A
   3.79%, 10/05/06 (a)(b)(c)                                1,660          1,660
DAUPHIN CNTY GENERAL AUTH
RB (Education and Health Loan) Series 1997
   3.79%, 10/05/06 (a)(b)(c)                                6,465          6,465
DELAWARE CNTY IDA
RB (YMCA of Philadelphia) Series 1999
   3.85%, 10/04/06 (a)(b)                                      90             90
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1998A
   3.80%, 10/05/06 (a)(b)(c)(d)                               500            500
   3.82%, 10/05/06 (a)(b)(c)(d)                            13,210         13,210
EASTON AREA SD
GO Bonds Series 2005
   3.75%, 10/05/06 (a)(b)(c)                                7,100          7,100
EMMAUS GENERAL AUTH
Bonds Series 1996
   3.75%, 10/04/06 (a)(b)(c)                                3,625          3,625
ERIE SD
GO Bonds Series 2001A
   3.78%, 10/05/06 (a)(b)(c)(d)                            25,695         25,695
HARRISBURG AUTH
Water Refunding RB Series 2002B
   3.79%, 10/05/06 (a)(b)(c)                                5,000          5,000
Water Refunding RB Series 2003A
   3.79%, 10/05/06 (a)(b)(c)                                6,900          6,900
LAMPETER-STRASBURG SD
GO Bonds Series 2004A
   3.76%, 10/05/06 (a)(b)(c)                                6,000          6,000
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
   3.80%, 10/04/06 (a)(b)                                   2,600          2,600
Water Facility Refunding RB (Pennsylvania-American
   Water Co Water Facilities) Series A
   3.81%, 10/05/06 (a)(b)(c)(d)                             3,000          3,000
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
   3.76%, 10/05/06 (a)(b)(c)                                3,400          3,400
MERCER CNTY
GO Bonds Series 2001
   3.78%, 10/05/06 (a)(b)(c)(d)                             7,725          7,725
MONTGOMERY CNTY IDA
Pollution Control Refunding RB (Peco Energy Co)
   Series 1994A
   3.60%, 11/01/06 (b)                                      8,000          8,000
   3.60%, 12/14/06 (b)                                     21,000         21,000
Pollution Control Refunding RB (Peco Energy Co)
   Series 1999A
   3.80%, 10/04/06 (a)(b)                                  48,700         48,700
School RB (Friends' Central School) Series 2002
   3.75%, 10/05/06 (a)(b)                                     760            760
MONTGOMERY CNTY REDEVELOPMENT AUTH
M/F Housing RB (Brookside Manor Apts) Series
   2001A
   3.72%, 10/05/06 (a)(b)                                   5,100          5,100
NORTHHAMPTON CNTY
Cnty Agreement RB Series 2001
   3.78%, 10/05/06 (a)(b)(c)(d)                             9,995          9,995
General Purpose Auth Higher Education RB (Lehigh
   University) Series 2006A
   3.72%, 10/05/06 (a)(c)                                  11,820         11,820
NORWIN SD
GO Bonds Series 2001A
   3.78%, 10/05/06 (a)(b)(c)(d)                            11,500         11,500
PENNSYLVANIA
GO Bonds First Series 2003
   3.77%, 10/05/06 (a)(b)(c)(d)                             2,645          2,645
GO Bonds Second Series 2002
   3.77%, 10/05/06 (a)(b)(c)(d)                            14,995         14,995
GO Third Refunding Series 2004
   3.78%, 10/05/06 (a)(b)(c)                               24,620         24,620
PENNSYLVANIA CONVENTION CENTER AUTH
RB Series 1989A
   3.77%, 10/05/06 (a)(b)(c)(d)                             4,500          4,500
PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak) Series 2001B
   3.83%, 10/05/06 (a)(b)                                   2,000          2,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
   3.79%, 10/04/06 (a)(b)                                   4,660          4,660
PENNSYLVANIA HFA
S/F Mortgage RB Drawdown Series 2003
   3.81%, 10/05/06 (a)(b)(c)(d)                             3,200          3,200
S/F Mortgage RB Drawdown Series 2003A
   3.81%, 10/05/06 (a)(b)(c)(d)                             2,280          2,280
S/F Mortgage RB Series 1999A
   3.82%, 10/05/06 (a)(c)(d)                               13,420         13,420

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 1997A
   3.83%, 10/04/06 (a)(b)(c)                               28,900         28,900
Student Loan RB Series 2000A
   3.83%, 10/04/06 (a)(b)(c)                               28,075         28,075
Student Loan RB Series 2001A
   3.83%, 10/04/06 (a)(b)(c)                               21,450         21,450
Student Loan RB Series 2003A1
   3.83%, 10/04/06 (a)(b)(c)                                7,000          7,000
Student Loan RB Series 2003A2
   3.83%, 10/04/06 (a)(b)(c)                               38,000         38,000
PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
RB (Drexel University) Series 2005B
   3.75%, 10/05/06 (a)(b)(c)                                5,000          5,000
RB (Temple University) Series 2006
   3.77%, 10/05/06 (a)(b)(c)                               32,980         32,980
RB (University of Pennsylvania Health Services)
   Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                             5,990          5,990
RB (University of Pennsylvania) Series 2005C
   3.78%, 10/05/06 (a)(c)                                   4,870          4,870
PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
Lease RB (Philadelphia SD) Series 2003
   3.78%, 10/05/06 (a)(b)(c)(d)                             2,658          2,657
RB (Parkland SD) Series 1999D
   3.79%, 10/05/06 (a)(b)(c)                               14,085         14,085
School RB (Marple Newton SD) Series 2001
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,965          4,965
PENNSYLVANIA TURNPIKE COMMISSION
RB Series 2002A3
   3.78%, 10/04/06 (a)(c)(d)                               10,300         10,300
RB Series 2004A
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,225          6,225
Turnpike RB Series 2006C
   3.74%, 10/05/06 (a)(b)(c)                               24,200         24,200
PHILADELPHIA
GO Bonds Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                               415            415
   3.78%, 10/05/06 (a)(b)(c)(d)                             9,665          9,665
TRAN Series 2006-2007 A
   3.77%, 06/29/07                                         18,000         18,094
PHILADELPHIA GAS WORKS
RB Third Series 2001
   3.77%, 10/05/06 (a)(b)(c)(d)                             4,295          4,295
Revenue Notes CP Series E
   3.63%, 10/06/06 (b)                                     34,900         34,900
PHILADELPHIA IDA
RB Series 1998A
   3.82%, 10/05/06 (a)(b)(c)(d)                            12,710         12,710
PHILADELPHIA SD
TRAN Series Series 2006-07 A
   3.78%, 06/29/07 (b)                                     67,000         67,345
READING SD
GO Bonds Series 2003A
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,225          4,225
SCRANTON REDEVELOPMENT AUTH
Guaranteed Lease RB Series 2004
   3.79%, 10/05/06 (a)(b)                                   2,265          2,265
UNIVERSITY OF PITTSBURGH
Pitt Asset Notes-Tax Exempt Higher Education
   Registered Series 2006
   3.70%, 08/24/07                                         11,000         11,076
WEST CORNWALL TOWNSHIP MUNICIPAL AUTH
RB (Lebanon Valley Brethren Home) Series 1995
   3.80%, 10/04/06 (a)(b)                                     720            720
WESTMORELAND CNTY MUNICIPAL AUTH
Municipal Service RB Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,640          4,640
                                                                     -----------
                                                                         713,812

RHODE ISLAND 1.0%
--------------------------------------------------------------------------------
RHODE ISLAND ECONOMIC DEVELOPMENT CORP
Airport RB Series 2005A
   3.82%, 10/05/06 (a)(b)(c)(d)                             6,180          6,180
Airport Refunding RB Series 2005C
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,980          6,980
RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
Homeownership Opportunity Bonds Series 1998-29A
   3.89%, 10/05/06 (a)(c)(d)                               19,020         19,020
Homeownership Opportunity Bonds Series 52B & 53B
   3.81%, 10/05/06 (a)(c)(d)                                6,295          6,295
RHODE ISLAND IDA
IDRB (Greystone of Lincoln) Series 2000
   4.00%, 10/05/06 (a)(b)                                   1,400          1,400
RHODE ISLAND STUDENT LOAN AUTH
RB Series 1995-1
   3.80%, 10/04/06 (a)(b)(c)                               30,000         30,000
RB Series 1996-1
   3.80%, 10/04/06 (a)(b)(c)                               19,000         19,000
RB Series 1996-2
   3.80%, 10/04/06 (a)(b)(c)                               20,000         20,000
RB Series 1996-3
   3.80%, 10/04/06 (a)(b)(c)                               23,000         23,000
                                                                     -----------
                                                                         131,875

SOUTH CAROLINA 0.9%
--------------------------------------------------------------------------------
BEAUFORT-JASPER HIGHER EDUCATION COMMISSION
Student Housing RB (University of South
   Carolina-Beaufort Student Housing) Series 2005
   3.76%, 10/05/06 (a)(b)                                  16,540         16,540

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
BERKELEY CNTY SD
School Building Bonds Series 2002
   3.78%, 10/04/06 (a)(b)(c)(d)                             7,575          7,575
CHARLESTON WATER AND SEWER
Capital Improvement RB Series 2006B
   3.74%, 10/05/06 (a)(c)                                  29,500         29,500
FLORENCE CNTY PUBLIC FACILITIES CORP
Refunding COP (Law Enforcement and Civic
   Centers) Series 2003
   3.78%, 10/05/06 (a)(b)(c)                               22,600         22,600
GREENVILLE IDA
IDRB (Stevens Aviation Technical Services)
   Series 1997
   3.85%, 10/05/06 (a)(b)                                   3,500          3,500
SOUTH CAROLINA HOUSING AND DEVELOPMENT AUTH
M/F Rental Housing RB (Ashley Apts) Series 1999
   3.80%, 10/04/06 (a)(b)                                   3,895          3,895
M/F Rental Housing RB (Piedmont Manor Apts)
   Series 2000B1
   3.80%, 10/04/06 (a)(b)                                   5,755          5,755
M/F Rental Housing RB (Spartanburg Terrace Apts)
   Series 2000C1
   3.80%, 10/04/06 (a)(b)                                   1,960          1,960
M/F Rental Housing Refunding RB (Fairway Apts)
   Series 2001A
   3.79%, 10/04/06 (a)(b)                                   7,735          7,735
SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTH
RB (Holcim) Series 2003
   3.91%, 10/05/06 (a)(b)                                   6,250          6,250
SOUTH CAROLINA PUBLIC SERVICE AUTH (SANTEE COOPER)
Revenue Obligations Series 2006A
   3.77%, 10/05/06 (a)(b)(c)(d)                             6,000          6,000
SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE BANK
RB Series 2003A
   3.78%, 10/05/06 (a)(b)(c)                                4,190          4,190
SPARTANBURG CNTY IDA
Refunding IDRB (Bemis Co) Series 1991
   3.80%, 10/05/06 (a)(b)                                   4,750          4,750
                                                                     -----------
                                                                         120,250

SOUTH DAKOTA 0.3%
--------------------------------------------------------------------------------
SOUTH DAKOTA HEALTH AND EDUCATIONAL FACILITIES
AUTH
RB (McKenna Hospital) Series 1994
   3.79%, 10/06/06 (a)(b)(c)                               26,330         26,330
SOUTH DAKOTA HOUSING DEVELOPMENT AUTH
Homeownership Mortgage Bonds Series 2004G
   3.79%, 10/04/06 (a)(c)                                  11,000         11,000
M/F Housing RB (Harmony Heights) Series 2001
   3.85%, 10/05/06 (a)(b)                                   6,500          6,500
                                                                     -----------
                                                                          43,830

TENNESSEE 4.8%
--------------------------------------------------------------------------------
BRISTOL HEALTH AND EDUCATIONAL FACILITIES BOARD
RB (King College) Series 2001
   3.74%, 10/05/06 (a)(b)                                   6,050          6,050
CARTER CNTY IDB
M/F Housing Refunding RB (Willow Run Apts)
   Series 1990
   3.85%, 10/06/06 (a)(b)                                   6,675          6,675
CHATTANOOGA HEALTH, EDUCATION AND HOUSING FACILITY
BOARD
RB (Baylor School) Series 1996
   3.75%, 10/04/06 (a)(b)                                   1,335          1,335
THA Program RB (Cumberland Medical Center)
   Series 2004A
   3.74%, 10/05/06 (a)(b)                                  45,670         45,670
CLARKSVILLE PUBLIC BUILD AUTH
Pooled Financing RB (Tennessee Municipal Bond
   Fund) Series 1997
   3.74%, 10/05/06 (a)(b)                                   3,865          3,865
Pooled Financing RB (Tennessee Municipal Bond
   Fund) Series 2001
   3.85%, 10/02/06 (a)(b)                                   5,000          5,000
FRANKLIN CNTY IDB
IDRB (Hi-Tech) Series 1997
   3.85%, 10/04/06 (a)(b)                                   2,800          2,800
GRUNDY CNTY IDB
Limited Obligation RB (Toyo Seat USA Corp)
   Series 2001
   3.96%, 10/05/06 (a)(b)                                   2,810          2,810
HENDERSONVILLE IDB
Refunding IDRB (Betty Machine Co) Series 2001
   3.80%, 10/04/06 (a)(b)                                   3,245          3,245
JACKSON HEALTH, EDUCATIONAL AND HOUSING FACILITY
BOARD
M/F Housing RB (Patrician Terrace Apts)
   Series 2005
   3.80%, 10/05/06 (a)(b)                                   2,400          2,400
JACKSON IDB
Solid Waste Facility Bonds (Ameristeel Corp)
   Series 1997
   3.79%, 10/05/06 (a)(b)                                   3,800          3,800
MCMINN CNTY IDA
Solid Waste Disposal Facilities RB (Bowater)
   Series 1999
   3.80%, 10/05/06 (a)(b)                                  13,500         13,500
MEMPHIS
Electric System Subordinate RB Series 2003A
   3.78%, 10/05/06 (a)(b)(c)(d)                             2,800          2,800

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
METROPOLITAN GOVERNMENT OF NASHVILLE AND DAVIDSON
CNTY HEALTH AND EDUCATIONAL FACILITIES BOARD
M/F Housing RB (Burning Tree Apts) Series 2005
   3.80%, 10/05/06 (a)(b)                                   8,700          8,700
M/F Housing RB (Chippington Tower Apts I & II)
   Series 2005
   3.85%, 10/05/06 (a)(b)                                  13,500         13,500
M/F Housing Refunding RB (Brentwood Oaks Apts)
   Series 1991
   3.76%, 10/05/06 (a)(b)                                  11,110         11,110
RB (Ensworth School) Series 2002
   3.75%, 10/04/06 (a)(b)                                   7,525          7,525
METROPOLITAN GOVERNMENT OF NASHVILLE AND DAVIDSON
CNTY IDB
Educational Facilites Refunding RB (David Lipscomb
   University) Series 2003
   3.75%, 10/04/06 (a)(b)                                   7,735          7,735
M/F Housing RB (Arbor Crest) Series 1985B
   3.76%, 10/05/06 (a)(b)                                  12,750         12,750
M/F Housing RB (Arbor Knoll) Series 1985A
   3.76%, 10/05/06 (a)(b)                                  13,400         13,400
METROPOLITAN NASHVILLE AIRPORT AUTH
Passenger Facility Charge Refunding Bonds
   Series 2003
   3.80%, 10/04/06 (a)(b)                                   4,810          4,810
MONTGOMERY CNTY PUBLIC BUILDING AUTH
Pooled Financing RB (Tennessee Cnty Loan Pool)
   Series 2002
   3.85%, 10/02/06 (a)(b)                                  10,000         10,000
SEVIER CNTY PUBLIC BUILDING AUTH
Public Improvement Bonds Series 1995C1
   3.76%, 10/05/06 (a)(b)(c)                                2,570          2,570
Public Improvement Bonds Series 1996E4
   3.76%, 10/05/06 (a)(b)(c)                                1,960          1,960
Public Improvement Bonds Series 1996E5
   3.76%, 10/05/06 (a)(b)(c)                                1,135          1,135
Public Improvement Bonds Series 1996II-C
   3.76%, 10/05/06 (a)(b)(c)                                  700            700
SHELBY CNTY
TAN Series 2006
   3.78%, 06/29/07                                         10,000         10,052
SHELBY CNTY HEALTH, EDUCATION AND HOUSING FACILITY
BOARD
M/F Housing RB (TUP I) Series 1997A
   3.90%, 10/04/06 (a)(b)                                   5,000          5,000
RB (Rhodes College) Series 2000
   3.76%, 10/05/06 (a)(b)                                   9,380          9,380
RB (St Benedict at Auburndale High School)
   Series 2003
   3.76%, 10/05/06 (a)(b)                                   4,880          4,880
RB (The Hutchison School) Series 2005
   3.76%, 10/05/06 (a)(b)                                  10,000         10,000
TENNERGY CORP
Gas RB Series 2006A
   3.80%, 10/05/06 (a)(b)(c)(d)                           115,000        115,000
TENNESSEE
GO TECP Series A
   3.50%, 10/06/06                                         30,000         30,000
   3.48%, 10/11/06                                         50,000         50,000
   3.58%, 11/09/06                                         22,800         22,800
TENNESSEE ENERGY ACQUISITION CORP
Gas Project RB Series 2006A
   3.78%, 10/05/06 (a)(c)(d)                               15,000         15,000
   3.78%, 10/05/06 (a)(c)                                 112,380        112,380
TENNESSEE HOUSING DEVELOPMENT AGENCY
Homeownership Program Bonds Series 2001-1C
   3.87%, 10/05/06 (a)(c)(d)                                5,650          5,650
VOLUNTEER STUDENT LOAN FUNDING CORP
RB Series 1987A1
   3.81%, 10/04/06 (a)(b)                                  15,000         15,000
RB Series 1987A2
   3.81%, 10/04/06 (a)(b)                                  13,700         13,700
RB Series 1987A3
   3.81%, 10/04/06 (a)(b)                                  24,700         24,700
                                                                     -----------
                                                                         639,387

TEXAS 15.2%
--------------------------------------------------------------------------------
ALVIN INDEPENDENT SD
Unlimited Schoolhouse RB Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,170          6,170
AMARILLO HEALTH FACILITY CORP
Refunding RB (Evangelical Lutheran Good
   Samaritan Society) Series 1997
   3.79%, 10/05/06 (a)(b)                                   3,155          3,155
AUSTIN
Electric Utility System Refunding RB Series 2006
   3.78%, 10/05/06 (a)(b)(c)                               17,985         17,985
Public Improvement Bonds Series 2000
   3.79%, 10/05/06 (a)(c)(d)                                6,000          6,000
Water and Wastewater Refunding Bonds
   Series 2001 A&B
   3.78%, 10/05/06 (a)(b)(c)                                4,600          4,600
Water and Wastewater Refunding RB Series 2001 A&B
   3.78%, 10/04/06 (a)(b)(c)(d)                             6,425          6,425
AUSTIN CONVENTION ENTERPRISES INC
Hotel Second Tier RB (Texas Convention Center)
   Series 2001B
   3.80%, 10/05/06 (a)(b)(c)(d)                             9,325          9,325

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
AUSTIN ELECTRIC, WATER AND SEWER SYSTEM
Water and Wastewater Refunding RB Series 2005
   3.78%, 10/05/06 (a)(b)(c)                                3,025          3,025
BEXAR CNTY HOUSING FINANCE CORP
M/F Housing RB (Villages at Lost Creek Apts)
   Series 2006A1
   3.79%, 10/05/06 (a)(b)(c)(d)                             9,160          9,160
BRAZOS RIVER AUTH
Pollution Control RB Series 2006A
   3.82%, 10/05/06 (a)(b)(c)                                7,575          7,575
Pollution Control Refunding RB (TXU Electric Co)
   Series 2001D1
   3.79%, 10/04/06 (a)(b)                                  14,300         14,300
BROWNVILLE UTILITY SYSTEM
Revenue Improvement and Refunding Bonds Series
   2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,965          6,965
COLLIN CNTY HFA
M/F Housing RB (Huntington Apts) Series 1996
   3.83%, 10/05/06 (a)(b)                                   6,150          6,150
CYPRESS-FAIRBANKS ISD
Schoolhouse and Refunding Bonds Series 2006
   3.78%, 10/05/06 (a)(b)(c)                               39,035         39,035
DALLAS
GO Bonds Series 2005
   3.78%, 10/05/06 (a)(c)                                  32,030         32,030
Waterworks and Sewer System CP Series B
   3.51%, 11/07/06 (c)                                     26,770         26,770
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax RB Series 2001
   3.79%, 10/05/06 (a)(b)(c)(d)                            16,130         16,130
DALLAS FORT WORTH INTERNATIONAL AIRPORT
Joint Improvement and Refunding RB Series 2001A
   3.81%, 10/05/06 (a)(b)(c)(d)                             7,495          7,495
Joint Improvement and Refunding RB Series 2002A
   3.82%, 10/05/06 (a)(b)(c)(d)                             8,995          8,995
Joint Improvement RB Series 2003A
   3.82%, 10/05/06 (a)(b)(c)(d)                            14,990         14,990
Joint RB Series 2003A
   3.81%, 10/05/06 (a)(b)(c)(d)                             8,870          8,870
DALLAS INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2006
   3.79%, 10/05/06 (a)(b)(c)(d)                            14,575         14,575
DALLAS WATER AND SEWER UTILITIES
Refunding and Improvement RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                             6,495          6,495
DALLAS-FORT WORTH INTERNATIONAL AIRPORT FACILITY
IMPROVEMENT CORP
Refunding RB (American Airlines Inc) Series 2000
   A&C
   3.82%, 10/05/06 (a)(b)(c)                               11,205         11,205
DENTON UTILITY SYSTEN
RB Series 2000A
   3.78%, 10/05/06 (a)(b)(c)(d)                             5,230          5,230
DUNCANVILLE INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             4,355          4,355
EL PASO
GO Bonds Series 2006
   3.77%, 10/05/06 (a)(b)(c)                                4,000          4,000
Water and Sewer Refunding RB Series 1998
   3.89%, 10/05/06 (a)(b)(c)(d)                             8,455          8,455
EL PASO CNTY HOSPITAL DISTRICT
Combination Tax and Revenue Certificates of
   Obligation Series 2005
   3.77%, 10/05/06 (a)(b)(c)                               13,505         13,505
GARLAND INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2004B
   3.72%, 06/15/07 (a)(b)(c)                                7,125          7,108
GOOSE CREEK CONSOLIDATED INDEPENDENT SD
Unlimited Tax Schoolhouse and Refunding Bonds
   Series 2006
   3.78%, 10/05/06 (a)(b)(c)                               19,975         19,975
GRAND PRAIRIE IDA
IDRB (NTA Leasing Co) Series 1994
   3.90%, 10/04/06 (a)(b)                                   1,155          1,155
GRAPEVINE IDA
Airport Improvement RB (Simuflite Training
   International) Series 1983A
   3.65%, 04/02/07 (a)(b)                                  19,000         19,000
GREATER EAST TEXAS STUDENT LOAN CORP
RB Series 1992B
   3.81%, 10/05/06 (a)(b)                                  30,200         30,200
   3.93%, 07/01/07 (a)(b)                                  14,000         14,000
RB Series 1995B
   3.93%, 07/01/07 (a)(b)                                  10,000         10,000
Refunding RB Series 1993A
   3.81%, 10/05/06 (a)(b)                                  48,150         48,150
Refunding RB Series 1993B
   3.81%, 10/05/06 (a)(b)                                  23,400         23,400
GREATER TEXAS STUDENT LOAN CORP
RB Series 1998A
   3.81%, 10/05/06 (a)(b)                                  10,250         10,250
GULF COAST IDA
IDRB (Gruma Corp) Series 1994
   3.85%, 10/04/06 (a)(b)                                   6,440          6,440
HARRIS CNTY
Jr Lien Special RB (Rodeo) Series 2001C
   3.80%, 10/05/06 (a)(b)(c)                                1,800          1,800
Permanent Improvement Refunding Bonds Series 2004A
   3.78%, 10/05/06 (a)(c)(d)                               21,065         21,065

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
Toll Road Sr Lien Refunding RB Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,470          6,470
HARRIS CNTY FLOOD CONTROL DISTRICT
Contract Tax TECP Series F
   3.50%, 10/11/06 (b)                                     16,000         16,000
   3.56%, 11/09/06 (b)                                     14,690         14,690
HARRIS CNTY HEALTH FACILITY DEVELOPMENT CORP
RB (SCH Health Care) Series 1997B
   3.79%, 10/05/06 (a)(b)(c)(d)                            14,850         14,850
HARRIS CNTY HFA
M/F Housing RB (Dominion Square Apts) Series 2000
   3.86%, 10/05/06 (a)(b)                                   2,825          2,825
M/F Housing RB (Village At Cornerstone Apts)
   Series 2004
   3.80%, 10/05/06 (a)(b)                                   8,360          8,360
HARRIS CNTY HOUSING FINANCE CORP
M/F Housing RB (Lafayette Village Apts) Series
   2006
   3.87%, 10/05/06 (a)(b)                                   7,100          7,100
HAYS CONSOLIDATED INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             3,675          3,675
HOUSTON
Public Improvement Refunding Bonds Series 1998A
   3.79%, 10/05/06 (a)(c)(d)                               21,655         21,655
TRAN Series 2006
   3.69%, 06/29/07                                         17,000         17,099
Water and Sewer System Jr Lien Refunding RB
   Series 2002A
   3.82%, 10/05/06 (a)(b)(c)(d)                             6,530          6,530
HOUSTON COMBINED UTILITY SYSTEM
First Lien Refunding RB Series 2004A
   3.78%, 10/05/06 (a)(b)(c)(d)                             5,330          5,330
First Lien Refunding RB Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            15,190         15,190
HOUSTON INDEPENDENT SD
Limited Tax School Building Bonds Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                             5,720          5,720
Limited Tax Schoolhouse and Refunding Bonds
   Series 2003
   3.78%, 10/05/06 (a)(b)(c)(d)                             5,280          5,280
Limited Tax Schoolhouse Bonds Series 2004
   3.63%, 06/15/07 (a)(b)(c)                               50,000         50,000
JEWETT ECONOMIC DEVELOPMENT CORP
IDRB (Nucor Corp) Series 2003
   3.85%, 10/04/06 (a)                                      6,200          6,200
KATY INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2000A
   3.79%, 10/05/06 (a)(b)(c)(d)                            10,145         10,145
Unlimited Tax School Building Bonds Series 2004C
   3.74%, 10/05/06 (a)(b)(c)                               10,800         10,800
KELLER INDEPENDENT SD
Unlimited Tax School Building and Refunding
   Bonds Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                             4,800          4,800
LAREDO INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2006
   3.78%, 10/05/06 (a)(b)(c)(d)                             5,900          5,900
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract RB (Formosa
   Plastics Corp) Series 1990
   3.83%, 10/04/06 (a)(b)(d)                               13,600         13,600
LEANDER INDEPENDENT SD
Unlimited Tax School Building and Refunding
   Bonds Series 2003
   3.79%, 10/05/06 (a)(b)(c)(d)                            10,000         10,000
LEHMAN MUNICIPAL TRUST RECEIPTS
Permanent University Fund Bonds Series 2005B
   3.83%, 10/05/06 (a)                                     24,680         24,680
LOWER COLORADO RIVER AUTH
Refunding RB Series 1999A
   3.79%, 10/05/06 (a)(b)(c)(d)                            10,770         10,770
MANSFIELD IDA
IDRB (Southern Champion Tray) Series 1999
   3.80%, 10/04/06 (a)(b)                                   1,600          1,600
MATAGORDA CNTY NAVIGATION DISTRICT NO.1
Refunding RB (Houston Lighting and Power Co)
   3.83%, 10/04/06 (a)(b)(c)(d)                             6,950          6,950
MIDLAND COLLEGE DISTRICT
GO Bonds Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             5,520          5,520
MIDLOTHIAN INDEPENDENT SD
Unlimited Tax School Building and Refunding
   Bonds Series 2004
   3.79%, 10/05/06 (a)(b)(c)(d)                             8,840          8,840
MONTGOMERY CNTY
Unlimited Tax Road Bonds Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                                4,245          4,245
NORTH EAST INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                             1,980          1,980
   3.78%, 10/05/06 (a)(b)(c)                                5,740          5,740
Unlimited Tax School Building Bonds Series 2004
   3.77%, 10/05/06 (a)(b)(c)(d)                            13,985         13,985
NORTH TEXAS HIGHER EDUCATION AUTH
Student Loan RB Series 1998
   3.80%, 10/04/06 (a)(b)                                   9,000          9,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
Student Loan RB Series 2005A
   3.80%, 10/04/06 (a)(b)(c)                               20,600         20,600
Student Loan RB Series 2005C
   3.80%, 10/04/06 (a)(b)                                  50,000         50,000
NORTH TEXAS MUNICIPAL WATER DISTRICT
Water System RB Series 2006
   3.78%, 10/05/06 (a)(b)(c)(d)                            22,886         22,887
NORTHWEST INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                            29,180         29,180
PANHANDLE PLAINS HIGHER EDUCATION AUTH
Student Loan RB Series 1991A
   3.80%, 10/04/06 (a)(b)(c)                               32,400         32,400
Student Loan RB Series 1992A
   3.80%, 10/04/06 (a)(b)(c)                               19,100         19,100
Student Loan RB Series 1993A
   3.80%, 10/04/06 (a)(b)(c)                               21,700         21,700
PORT ARTHUR INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2005
   3.79%, 10/05/06 (a)(b)(c)(d)                            23,395         23,395
SAN ANTONIO
Airport System Revenue Improvement Bonds
   Series 2002
   3.82%, 10/05/06 (a)(b)(c)(d)                             9,240          9,240
Electric and Gas Systems CP Series A
   3.53%, 10/05/06 (c)                                     44,000         44,000
Electric and Gas Systems RB New Series 2005
   3.78%, 10/05/06 (a)(b)(c)                                3,000          3,000
SAN ANTONIO EMPOWERMENT ZONE DEVELOPMENT CORP
Contract RB (Drury Southwest Hotel) Series 2005
   3.79%, 10/05/06 (a)(b)                                  10,450         10,450
SAN ANTONIO IDA
IDRB (Gruma Corp) Series 1994
   3.85%, 10/04/06 (a)(b)                                   4,095          4,095
SOUTHEAST TEXAS HOUSING FINANCE CORP
M/F Housing RB (Piedmont Apts) Series 2006
   3.80%, 10/05/06 (a)(b)                                  14,000         14,000
SPRING INDEPENDENT SD
Unlimited Tax Schoolhouse Bonds Series 2005
   3.77%, 10/05/06 (a)(b)(c)(d)                            13,780         13,780
TEXAS
GO Bonds (Veterans' Housing Assistance
   Program-Fund II) Series 2002A2
   3.80%, 10/04/06 (a)(c)(d)                                6,000          6,000
GO Bonds (Veterans' Housing Assistance
   Program-Fund II) Series 2005A
   3.80%, 10/04/06 (a)(c)                                  16,200         16,200
GO Refunding Bonds (College Student Loan) Series 2003
   3.93%, 07/02/07 (a)(c)                                  30,630         30,630
TRAN Series 2006
   3.55%, 08/31/07                                         50,000         50,410
   3.57%, 08/31/07                                         50,000         50,419
   3.56%, 08/31/07                                        172,000        173,427
Transportation Commission GO Mobility Fund Bonds
   Series 2006
   4.25%, 04/01/07                                         18,350         18,410
TEXAS A&M BOARD OF REGENTS
Permanent University Fund Bonds Series 1998
   3.77%, 10/05/06 (a)(c)(d)                               25,790         25,790
Permanent University Fund Bonds Series 2006
   3.78%, 10/05/06 (a)(c)                                   3,000          3,000
TEXAS DEPT OF HOUSING AND COMMUNITY AFFAIRS
M/F Housing RB (Atascocita Pines Apts) Series 2005
   3.83%, 10/05/06 (a)(b)                                  11,900         11,900
M/F Housing RB (Bristol Apts) Series 2004
   3.80%, 10/05/06 (a)(b)                                   8,625          8,625
M/F Housing RB (Canal Place Apts) Series 2005A
   3.86%, 10/04/06 (a)(b)                                  15,000         15,000
M/F Housing RB (Creek Point Apts) Series 2000
   3.83%, 10/04/06 (a)(b)                                   6,585          6,585
M/F Housing RB (Montgomery Pines Apts) Series 2004
   3.80%, 10/05/06 (a)(b)                                  12,300         12,300
M/F Housing RB (Pinnacle Apts) Series 2004
   3.80%, 10/05/06 (a)(b)                                   7,000          7,000
M/F Housing RB (Tower Ridge Apts) Series 2005
   3.85%, 10/05/06 (a)(b)                                  15,000         15,000
Residential Mortgage RB Series 1998A
   3.89%, 10/05/06 (a)(c)(d)                               14,950         14,950
Residential Mortgage Refunding RB Series 2003A
   3.81%, 10/05/06 (a)(c)(d)                               10,000         10,000
S/F Mortgage RB Series 2002 A&B
   3.81%, 10/05/06 (a)(b)(c)(d)                             4,115          4,115
S/F Mortgage RB Series 2004D
   3.79%, 10/05/06 (a)(b)(c)                               23,400         23,400
TEXAS DEPT OF TRANSPORTATION
GO Mobility Funds Series 2006
   3.78%, 10/05/06 (a)(c)                                   6,805          6,805
State Highway Fund First Tier RB Series 2006A
   3.78%, 10/05/06 (a)(c)                                  26,075         26,075
State Highway Fund Revenue CP Notes Series A
   3.52%, 11/06/06 (b)                                     42,000         42,000
TEXAS MUNICIPAL GAS CORP
Sr Lien Gas Reserve RB Series 1998
   3.75%, 10/04/06 (a)(b)(c)                                1,685          1,685

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
TEXAS PUBLIC FINANCE AUTH
Unemployment Compensation Obligation Assessment
   RB Series 2003C4
   3.54%, 12/05/06 (c)                                     26,600         26,600
TEXAS STATE AFFORDABLE HOUSING CORP
S/F Mortgage RB (Professional Educators Home
   Loan Program) Series 2006A
   3.83%, 10/04/06 (a)(b)(c)(d)                            17,784         17,784
TEXAS STATE UNIVERSITY SYSTEM BOARD OF REGENTS
Revenue Financing System Bonds
   Series 2003B & 2004D
   3.83%, 10/05/06 (a)(c)(d)                               53,090         53,090
Revenue Financing System RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                            19,400         19,400
   3.78%, 10/05/06 (a)(b)(c)(d)                             8,125          8,125
TEXAS TRANSPORTATION COMMISSION
Mobility Fund Bonds Series 2005A
   3.78%, 10/05/06 (a)(c)(d)                               14,860         14,860
TRINITY RIVER AUTH
Improvement and Refunding Bonds Series 2005
   3.78%, 10/05/06 (a)(b)(c)                                5,110          5,110
Solid Waste Disposal RB (Community Waste Disposal)
   Series 1999
   3.80%, 10/04/06 (a)(b)                                   3,410          3,410
UNIVERSITY OF TEXAS
Permanent University Fund Flexible Rate Notes
   Series A
   3.68%, 10/04/06                                         20,000         20,000
   3.68%, 10/12/06                                         25,000         25,000
   3.53%, 11/06/06                                         21,300         21,300
   3.57%, 12/05/06                                          5,000          5,000
   3.58%, 12/05/06                                         19,237         19,237
                                                                     -----------
                                                                       2,027,511

UTAH 0.8%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply Refunding RB Series 1998A
   3.78%, 10/05/06 (a)(b)(c)(d)                             9,995          9,995
SALT LAKE CITY
Hospital RB (IHC Health Services) Series 2001
   3.79%, 10/05/06 (a)(b)(c)(d)                            26,730         26,730
UNIVERSITY OF UTAH
Refunding RB (Auxiliary and Campus Facilties)
   Series 1998A
   3.79%, 10/05/06 (a)(b)(c)(d)                            30,060         30,060
Student Loan RB Series 1993A
   3.80%, 10/04/06 (a)(b)                                   5,000          5,000
UTAH BUILDING OWNERSHIP AUTH
Lease Refunding RB Series 1998C
   3.79%, 10/05/06 (a)(b)(c)(d)                             9,695          9,695
UTAH STATE BOARD OF REGENTS
Student Loan RB Series 2005W
   3.80%, 10/04/06 (a)(b)(c)                               25,280         25,280
                                                                     -----------
                                                                         106,760

VERMONT 0.1%
--------------------------------------------------------------------------------
VERMONT ECONOMIC DEVELOPMENT AUTH
IDRB (Agri-Mark) Series 1999A
   3.84%, 10/05/06 (a)(b)                                  17,000         17,000
IDRB (Agri-Mark) Series 1999B
   3.84%, 10/05/06 (a)(b)                                   1,000          1,000
                                                                     -----------
                                                                          18,000

VIRGINIA 0.5%
--------------------------------------------------------------------------------
ARLINGTON CNTY IDA
M/F Housing RB (Gates of Ballston Apts) Series 2005
   3.82%, 10/04/06 (a)(b)                                  14,500         14,500
KING GEORGE CNTY
Solid Waste Disposal Facility RB (Garnet) Series 1996
   3.79%, 10/05/06 (a)(b)                                   3,700          3,700
LOUDOUN CNTY IDA
RB (Howard Hughes Medical Institute) Series 2003E
   3.78%, 10/02/06 (a)                                      4,000          4,000
MONTGOMERY CNTY IDA
RB (Virginia Tech Foundation) Series 2001B
   3.84%, 10/05/06 (a)(b)                                     695            695
NEWPORT NEWS IDA
RB (CNU Warwick Student Apts) Series 2004
   3.74%, 10/05/06 (a)(b)                                   4,300          4,300
NORFOLK
Parking System Refunding RB Series 2000B
   3.79%, 10/05/06 (a)(b)(c)(d)                             9,450          9,450
NORFOLK REDEVELOPMENT AND HOUSING AUTH
RB (E2F Student Housing I) Series 2005
   3.74%, 10/05/06 (a)(b)                                   7,000          7,000
PORTSMOUTH REDEVELOPMENT AND HOUSING AUTH
M/F Housing RB (Churchland North Apts) Series 1999
   3.80%, 10/04/06 (a)(b)                                   6,235          6,235
VIRGINIA BEACH DEVELOPMENT AUTH
M/F Residential Rental Housing RB (Silver Hill
   at Thalia) Series 1999
   3.80%, 10/04/06 (a)(b)                                   4,000          4,000
VIRGINIA HOUSING DEVELOPMENT AUTH
Commonwealth Mortgage Bonds Series 2006D1
   3.83%, 10/05/06 (a)(c)(d)                                7,990          7,990

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
VIRGINIA PORT AUTH
RB (2002 Resolution) Series 2005A
   3.81%, 10/05/06 (a)(b)(c)(d)                             2,630          2,630
                                                                     -----------
                                                                          64,500

WASHINGTON 4.5%
--------------------------------------------------------------------------------
CACADE WATER ALLIANCE
Water System RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                             8,680          8,680
CENTRAL PUGET SOUND REGIONAL TRANSIT AUTH
Sales Tax RB Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             7,951          7,951
CLARK CNTY SD
No.37 (Vancouver) Unlimited Tax Deferred
   Interest GO Bonds Series 2001C
   3.81%, 10/05/06 (a)(b)(c)(d)                            15,245         15,245
DOUGLAS CNTY DEVELOPMENT CORP
RB (Executive Flight) Series 1998
   3.79%, 10/05/06 (a)(b)                                   5,900          5,900
EATONVILLE SD NO.404
Unlimited Tax GO Bonds Series 2006
   3.79%, 10/05/06 (a)(b)(c)(d)                             8,745          8,745
ENERGY NORTHWEST
Electric Refunding RB (Columbia Generating
   Station) Series 2006A
   3.78%, 10/05/06 (a)(c)                                  20,670         20,670
Project 1 Electric Refunding RB Series 2006A
   3.70%, 07/01/07                                         15,000         15,142
Refunding Electric RB (Columbia Generating Station
   No.3) Series 2001A
   3.79%, 10/05/06 (a)(b)(c)(d)                            29,700         29,700
Refunding Electric RB (Project No.1) Series 2002A
   3.78%, 10/05/06 (a)(b)(c)(d)                            35,605         35,605
Refunding Electric RB (Project No.3) Series 2003A
   3.78%, 10/05/06 (a)(b)(c)(d)                             8,690          8,690
EVERETT IDA
Exempt Facilities RB (Kimberly-Clark Corp)
   Series 2002
   3.80%, 10/04/06 (a)                                      3,200          3,200
RB (Partners Trust I/Synsor) Series 1996
   3.80%, 10/04/06 (a)(b)                                   2,900          2,900
KING CNTY
Sewer Refunding RB Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                             7,670          7,670
KING CNTY RURAL LIBRARY DISTRICT
Unlimited Tax GO Bonds Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                            11,555         11,555
OLYMPIA
Solid Waste RB (LeMay Enterprises) Series 1999
   3.80%, 10/04/06 (a)(b)                                   4,205          4,205
PIERCE CNTY
IDRB (McFarland Cascade) Series 1996
   3.85%, 10/05/06 (a)(b)                                   3,945          3,945
PIERCE CNTY ECONOMIC DEVELOPMENT CORP
RB (Flex-A-Lite Consolidated) Series 1996
   3.80%, 10/04/06 (a)(b)                                   2,100          2,100
RB (K&M Holdings II) Series 1997
   3.81%, 10/04/06 (a)(b)                                   1,300          1,300
Solid Waste RB (LeMay Enterprises) Series 1999
   3.80%, 10/04/06 (a)(b)                                   1,125          1,125
PORT OF CENTRALIA IDA
Solid Waste RB (LeMay Enterprises) Series 1999
   3.80%, 10/04/06 (a)(b)                                     705            705
PORT OF MOSES LAKE PUBLIC CORP
RB (National Frozen Foods Corp) Series 1997
   3.75%, 10/04/06 (a)(b)                                   1,000          1,000
PORT OF SEATTLE
RB Series 2001B
   3.81%, 10/05/06 (a)(b)(c)(d)                             4,430          4,430
RB Series 2003A
   3.78%, 10/05/06 (a)(b)(c)(d)                             1,000          1,000
Special Facility RB (Terminal 18) Series 1999B
   3.83%, 10/04/06 (a)(b)(c)(d)                            49,795         49,795
Subordinate Lien RB Series 1999B
   3.81%, 10/05/06 (a)(b)(c)(d)                             2,875          2,875
Subordinate Lien RB Series 2005
   3.80%, 10/04/06 (a)(b)                                   8,500          8,500
PORT OF TACOMA
RB Series 2005
   3.81%, 10/05/06 (a)(b)(c)(d)                             6,280          6,280
SEATTLE
Drainage and Wastewater Refunding RB Series 2002
   3.78%, 10/05/06 (a)(b)(c)(d)                             6,875          6,875
SEATTLE HOUSING AUTH
RB (Casa Pacifica Apts) Series 1997
   3.80%, 10/04/06 (a)(b)                                   2,850          2,850
RB (CHHIP and HRG) Series 1996
   3.80%, 10/04/06 (a)(b)                                   3,260          3,260
SNOHOMISH CNTY PUBLIC UTILITY DISTRICT NO.1
Electric System Refunding RB Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                             7,425          7,425
TACOMA HOUSING AUTH
RB (Crown Assisted Living) Series 1998
   3.82%, 10/04/06 (a)(b)                                   2,980          2,980
WASHINGTON
GO Bonds Series 1998C
   3.79%, 10/05/06 (a)(c)(d)                               12,150         12,150
GO Bonds Series 2000B
   3.79%, 10/05/06 (a)(c)(d)                               13,380         13,380

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
GO Bonds Series 2003A
   3.79%, 10/05/06 (a)(b)(c)(d)                             5,170          5,170
Motor Vehicle Fuel Tax GO Bonds Series 2006B
   3.78%, 10/05/06 (a)(b)(c)(d)                             2,500          2,500
Unlimited GO Bonds Series B
   3.79%, 10/05/06 (a)(b)(c)(d)                            30,485         30,485
Various Purpose GO Bonds Series 2005D
   3.78%, 10/05/06 (a)(b)(c)(d)                             9,415          9,415
Various Purpose GO Bonds Series 2006D
   3.77%, 10/05/06 (a)(b)(c)                                8,660          8,660
   3.78%, 10/05/06 (a)(b)(c)(d)                            11,360         11,360
Various Purpose GO Refunding Bonds Series R2005A
   3.78%, 10/05/06 (a)(b)(c)                                2,880          2,880
Various Purpose GO Refunding Bonds
   Series R2005A & R2006A
   3.78%, 10/05/06 (a)(b)(c)                                8,770          8,770
WASHINGTON ECONOMIC DEVELOPMENT FINANCE AUTH
IDRB (Tonkin Building Associates) Series 1997A
   3.85%, 10/05/06 (a)(b)                                   1,000          1,000
Lease RB (Washington Biomedical Research
   Properties II) Series 2005E
   3.78%, 10/04/06 (a)(b)(c)(d)                            14,620         14,620
RB (Hunter Douglas) Series 1997A
   3.80%, 10/04/06 (a)(b)                                   3,500          3,500
Solid Waste Disposal RB (Cedar Grove Composting)
   Series 2004B
   3.80%, 10/04/06 (a)(b)                                   5,200          5,200
Solid Waste Disposal RB (Lemay Enterprises)
   Series 2005B
   3.80%, 10/04/06 (a)(b)                                   5,665          5,665
Solid Waste Disposal RB (Waste Management)
   Series 2000C
   3.81%, 10/04/06 (a)(b)                                   5,500          5,500
Solid Waste Disposal RB (Waste Management)
   Series 2000H
   3.81%, 10/04/06 (a)(b)                                   6,825          6,825
Solid Waste Disposal RB (Waste Management)
   Series 2000I
   3.78%, 10/04/06 (a)(b)                                  10,240         10,240
   3.81%, 10/04/06 (a)(b)                                   7,235          7,235
Solid Waste Disposal RB (Waste Management)
   Series 2005D
   3.79%, 10/05/06 (a)(b)                                  18,000         18,000
WASHINGTON HEALTH CARE FACILITIES AUTH
RB (Yakima Valley Farm Workers Clinic) Series 1997
   3.75%, 10/04/06 (a)(b)                                   2,800          2,800
WASHINGTON HOUSING FINANCE COMMISSION
M/F Housing RB (Anchor Village Apts) Series 1997
   3.80%, 10/05/06 (a)(b)                                  10,750         10,750
M/F Housing RB (Brittany Park Phase II)
   Series 1998A
   3.80%, 10/05/06 (a)(b)                                   3,480          3,480
M/F Housing RB (Brittany Park) Series 1996A
   3.80%, 10/05/06 (a)(b)                                   8,930          8,930
M/F Housing RB (Fairwinds Redmond) Series 2005A
   3.83%, 10/05/06 (a)(b)                                   7,500          7,500
M/F Housing RB (Highlander Apts) Series 2004A
   3.80%, 10/05/06 (a)(b)                                   7,000          7,000
M/F Housing RB (Lakewood Meadows Apts)
   Series 2000A
   3.80%, 10/05/06 (a)(b)                                   3,140          3,140
M/F Housing RB (Merrill Gardens at Queen Anne)
   Series 2004A
   3.83%, 10/05/06 (a)(b)                                  11,000         11,000
M/F Housing RB (Merrill Gardens) Series 1997A
   3.80%, 10/05/06 (a)(b)                                   6,125          6,125
M/F Housing RB (Rainier Court Apts) Series 2003A
   3.80%, 10/05/06 (a)(b)                                  12,750         12,750
M/F Housing RB (Rosecreek Apts) Series 1998A
   3.83%, 10/05/06 (a)(b)                                   3,570          3,570
M/F Housing RB (Silver Creek Apts) Series 2004
   3.80%, 10/05/06 (a)(b)                                   4,100          4,100
M/F Housing RB (Vintage at Burien) Series 2004A
   3.80%, 10/05/06 (a)(b)                                   6,570          6,570
M/F Housing RB (Woodrose Apts) Series 1999A
   3.80%, 10/05/06 (a)(b)                                   6,750          6,750
M/F Mortgage RB (Canyon Lakes) Series 1993
   3.82%, 10/05/06 (a)(b)                                   4,130          4,130
M/F Mortgage RB (Lake Washington Apts) Series 1996
   3.85%, 10/04/06 (a)(b)                                   7,850          7,850
M/F Mortgage RB (Meridian Court Apts) Series 1996
   3.83%, 10/04/06 (a)(b)                                   6,700          6,700
M/F RB (Cedar Ridge Retirement) Series 2005A
   3.82%, 10/02/06 (a)(b)                                   5,030          5,030
Non-Profit Refunding RB (Horizon House)
   Series 2005
   3.75%, 10/02/06 (a)(b)                                  11,545         11,545
YAKIMA CNTY PUBLIC CORP
IDRB (Cowiche Growers) Series 1998
   3.79%, 10/05/06 (a)(b)                                   2,200          2,200
                                                                     -----------
                                                                         606,778

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT          VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
WEST VIRGINIA 0.6%
--------------------------------------------------------------------------------
BRAXTON CNTY
Solid Waste Disposal Refunding RB (Weyerhouser
   Co) Series 1998
   3.83%, 10/05/06 (a)(b)(c)                               16,275         16,275
MARION CNTY
Solid Waste Disposal Facility RB (Grant Town
   Cogeneration) Series 1990B
   3.82%, 10/04/06 (a)(b)                                  17,125         17,125
Solid Waste Disposal Facility RB (Grant Town
   Cogeneration) Series 1990C
   3.82%, 10/04/06 (a)(b)                                  14,800         14,800
Solid Waste Disposal Facility RB (Grant Town
   Cogeneration) Series 1990D
   3.82%, 10/04/06 (a)(b)                                   2,800          2,800
WEST VIRGINIA HOUSING DEVELOPMENT FUND
Housing Finance Bonds Series 2001D
   3.78%, 10/05/06 (a)(c)(d)                               14,270         14,270
WEST VIRGINIA STATE HOSPITAL FINANCE AUTH
RB (Pallotine Health Services Inc) Series 2006
   3.75%, 10/05/06 (a)(b)                                  12,500         12,500
WEST VIRGINIA WATER DEVELOPMENT AUTH
RB (Loan Program IV) Series 2005A
   3.78%, 10/05/06 (a)(b)(c)                                7,508          7,508
                                                                     -----------
                                                                          85,278

WISCONSIN 1.0%
--------------------------------------------------------------------------------
COLBURN IDA
IDRB (Heartland Farms) Series 1994
   3.95%, 10/05/06 (a)(b)                                   5,100          5,100
KENOSHA
IDRB (Asyst Technologies) Series 1997
   3.81%, 10/05/06 (a)(b)                                   5,000          5,000
MILWAUKEE CNTY
Airport RB Series 2000A
   3.82%, 10/05/06 (a)(b)(c)(d)                            18,470         18,470
SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
DISTRICT
Sales Tax Refunding Bonds Series 1998
   3.78%, 10/04/06 (a)(b)(c)(d)                             5,000          5,000
WISCONSIN
GO Bonds Series 2006A
   3.78%, 10/05/06 (a)(b)(c)                                6,700          6,700
GO CP Notes
   3.52%, 12/05/06 (c)                                     11,755         11,755
   3.52%, 12/06/06 (c)                                     15,755         15,755
WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
RB (Edgewood College)
   3.90%, 10/02/06 (a)(b)                                   8,200          8,200
WISCONSIN HOUSING AND ECONOMIC DEVELOPMENT
AUTH-1987 HOMEOWNERSHIP RESOLUTION
Business Development RB (Ultratec) Series 1995-7
   3.95%, 10/05/06 (a)(b)                                   2,050          2,050
Homeownership RB Series 2002C
   3.77%, 10/04/06 (a)(c)                                   2,765          2,765
Homeownership RB Series 2003B
   3.80%, 10/04/06 (a)(c)                                  12,325         12,325
Housing RB Series 2002B
   3.78%, 10/05/06 (a)(b)(c)(d)                            13,185         13,185
WISCONSIN HOUSING AND ECONOMIC DEVELOPMENT
AUTH-1988 HOMEOWNERSHIP RESOLUTION
Homeownership RB Series 2005C
   3.80%, 10/04/06 (a)(c)                                  11,000         11,000
Homeownershp RB Series 2003A
   3.81%, 10/05/06 (a)(c)(d)                                2,365          2,365
RB Series 2004D
   3.82%, 10/05/06 (a)(c)(d)                                2,540          2,540
WISCONSIN RAPIDS
IDRB (Thiele Kaolin) Series 1998
   3.80%, 10/04/06 (a)(b)                                   4,500          4,500
                                                                     -----------
                                                                         126,710

WYOMING 0.2%
--------------------------------------------------------------------------------
WYOMING
Education Fund TRAN Series 2006A
   3.69%, 06/27/07                                         25,000         25,144

END OF INVESTMENTS.

    At 09/30/06, the cost of the fund's investments was $13,416,011.

(a) Variable-rate security.

(b) Credit-enhanced security.

(c) Liquidity-enhanced security

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,243,759 or 31.7% of net assets.

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDB -- Industrial development board
IDRB -- Industrial development revenue bond
RAN -- Revenue anticipation note
RB -- Revenue bond
TAN -- Tax antipication note
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
100.1%  MUNICIPAL SECURITIES                             502,468        502,468
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                502,468        502,468
(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                        (717)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      501,751

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 100.1% OF NET ASSETS

NEW JERSEY 89.2%
--------------------------------------------------------------------------------
BERGEN CNTY IMPROVEMENT AUTH
Sr Special Purpose Limited Obligation RB (Encap
   Golf Holdings LLC) Series 2005B
   3.74%, 10/05/06 (a)(b)                                  7,200           7,200
CAMDEN CNTY IMPROVEMENT AUTH
RB (Parkview Redevelopment Housing) Series 2006
   3.70%, 10/05/06 (a)(b)                                  2,400           2,400
DELAWARE RIVER PORT AUTH
RB Series 1999
   3.77%, 10/05/06 (a)(b)(c)(d)                            2,000           2,000
DOVER TOWNSHIP
BAN
   3.60%, 06/22/07                                         8,170           8,222
ESSEX CNTY IMPROVEMENT AUTH
GO Guaranteed Lease RB (Cnty Correctional
   Facility) Series 2000
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,000           3,000
GARDEN STATE PRESERVATION TRUST
Open Space and Farmland Preservation Bonds
   Series 2003A
   3.76%, 10/05/06 (a)(b)(c)(d)                            1,500           1,500
Open Space and Farmland Preservation Bonds
   Series 2005A
   3.73%, 10/04/06 (a)(b)(c)                               6,460           6,460
NEW JERSEY
GO Bonds
   3.70%, 05/01/07                                        10,000          10,102
TRAN Series Fiscal 2007A
   3.47%, 06/22/07                                        10,000          10,072
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
Economic Development Bonds (The Frisch School)
   Series 2006
   3.72%, 10/05/06 (a)(b)                                  5,400           5,400
Exempt Facility RB (Chamber Co-Generation)
   3.68%, 12/04/06 (b)                                     6,000           6,000
   3.70%, 11/07/06 (b)                                     6,100           6,100
Exempt Facility RB (Keystone)
   3.55%, 12/06/06 (b)                                     5,000           5,000
First Mortgage Refunding RB
   (Winchester Gardens at
   Homestead) Series 2004B
   3.65%, 10/05/06 (a)(b)                                  4,000           4,000
Gas Facilities Refunding RB (NUI Corp)
   Series 1997A
   3.79%, 10/05/06 (a)(b)(c)(d)                            3,260           3,260
Motor Vehicle Surcharge RB Series 2004A
   3.76%, 10/05/06 (a)(b)(c)(d)                            2,580           2,580
   3.78%, 10/05/06 (a)(b)(c)(d)                            3,880           3,880
Natural Gas Facilities Refunding RB (Nui Corp)
   Series 1997A
   3.79%, 10/05/06 (a)(b)(c)(d)                            1,525           1,525
RB (Baptist Home Society of New Jersey)
   Series 2003
   3.86%, 10/05/06 (a)(b)                                  3,520           3,520
RB (G&W Laboratories) Series 2003
   3.81%, 10/05/06 (a)(b)                                  4,595           4,595
RB (Geriatric Services Housing Corp)
   Series 2001
   3.71%, 10/04/06 (a)(b)                                  1,500           1,500
RB (Hamilton Industrial Development)
   Series 1998
   3.81%, 10/04/06 (a)(b)                                  5,370           5,370
RB (Meridian Assisted Living at Shrewsbury)
   Series 2004
   3.74%, 10/05/06 (a)(b)                                  5,250           5,250
RB (Omni Baking Co) Series 2001
   3.78%, 10/05/06 (a)(b)                                  3,000           3,000
RB (Princeton Day School, Inc) Series 2005
   3.74%, 10/04/06 (a)(b)                                  5,000           5,000
RB (Stone Brothers Secaucus) Series 2001
   3.79%, 10/06/06 (a)(b)                                  1,625           1,625
Refunding RB (Crane's Mill) Series 2005B
   3.74%, 10/05/06 (a)(b)                                 11,915          11,915
Refunding RB (Gloucester Marine Terminal)
   Series 2006B
   3.84%, 10/05/06 (a)(b)(c)                               3,100           3,100
Refunding RB (Station Plaza Park and Ride)
   Series 2003
   3.81%, 10/05/06 (a)(b)                                  2,580           2,580

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
School Facilities Construction RB Series 2005K
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,065           3,065
School Facilities Construction Refunding Bonds
   Series 2005N
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,030           3,030
Special Facility RB (Port Newark Container Terminal)
   Series 2003
   3.77%, 10/04/06 (a)(b)                                  1,500           1,500
Thermal Energy Facilities RB (Marina Energy LLC)
   Series 2006A
   3.74%, 10/05/06 (a)(b)                                  2,000           2,000
Thermal Energy Facilities RB (Thermal Energy Limited
   Partnership I) Series 1997
   3.78%, 10/04/06 (a)(b)                                  5,000           5,000
NEW JERSEY EDUCATIONAL FACILITIES AUTH
RB (Princeton University) Series 2002B
   3.62%, 10/02/06 (a)                                     5,650           5,650
Refunding RB (Institute for Advanced Study)
   Series 2006B
   3.70%, 10/04/06 (a)(c)                                 14,000          14,000
NEW JERSEY ENVIRONMENTAL INFRASTRUCTURE TRUST
RB (Bergen Cnty Improvement Auth-Encap Golf
   Holdings LLC) Series 2005
   3.74%, 10/05/06 (a)(b)                                  3,700           3,700
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
RB (Jersey Shore Medical Center Obligated Group)
   Series 1994
   3.76%, 10/05/06 (a)(b)(c)(d)                            4,500           4,500
RB (JFK Health Systems Obligated Group)
   Series 1993
   3.76%, 10/05/06 (a)(b)(c)(d)                            8,020           8,020
RB (Somerset Medical Center) Series A
   3.76%, 10/05/06 (a)(b)(c)(d)                           13,643          13,643
RB (Virtua Health) Series 2004
   3.71%, 10/05/06 (a)(b)                                  2,650           2,650
RB Composite Program Series 2003A2
   3.71%, 10/05/06 (a)(b)                                  2,300           2,300
RB Composite Program Series 2004A3
   3.70%, 10/05/06 (a)(b)                                  1,030           1,030
Refunding RB (St Barnabas Health Care System)
   Series 1998B
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,500           3,500
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
Transportation System Bonds Series 2005B
   3.20%, 10/12/06 (a)(b)(c)(d)                            4,745           4,745
Transportation System Bonds Series 2005D
   3.78%, 10/05/06 (a)(b)(c)(d)                           28,425          28,425
Transportation System Bonds Series 2006C
   3.80%, 10/05/06 (a)(b)(c)                              15,445          15,445
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
   3.75%, 10/05/06 (a)(b)(c)(d)                           11,200          11,200
   3.77%, 10/05/06 (a)(b)(c)(d)                            8,665           8,665
   3.78%, 10/05/06 (a)(b)(c)                               5,000           5,000
   3.78%, 10/05/06 (a)(b)(c)(d)                           10,000          10,000
RB Series 2004C2
   3.76%, 10/05/06 (a)(b)(c)(d)                            7,000           7,000
RB Series C
   3.77%, 10/05/06 (a)(b)(c)(d)                            7,030           7,030
Refunding RB Series 2004A
   3.77%, 10/05/06 (a)(b)(c)(d)                           11,495          11,495
NORTH BERGEN
BAN
   3.70%, 05/15/07                                         5,000           5,024
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 127th Series
   3.79%, 10/05/06 (a)(b)(c)(d)                            8,480           8,480
Consolidated Bonds 132nd Series
   3.79%, 10/05/06 (a)(c)                                  4,255           4,255
Consolidated Bonds 135th Series
   3.79%, 10/05/06 (a)(c)(d)                               2,900           2,900
Consolidated Bonds 138th Series
   3.79%, 10/05/06 (a)(b)(c)(d)                            4,000           4,000
Consolidated Bonds 140th Series
   3.76%, 10/05/06 (a)(b)(c)(d)                           12,350          12,350
   3.77%, 10/05/06 (a)(b)(c)                               2,940           2,940
Consolidated Bonds 141st Series
   3.80%, 10/05/06 (a)(b)(c)(d)                            4,990           4,990
Consolidated Bonds 143rd Series
   3.81%, 10/05/06 (a)(c)                                  4,400           4,400
CP Series B
   3.46%, 10/05/06 (c)                                     3,900           3,900
   3.52%, 12/06/06 (c)                                     5,000           5,000
   3.56%, 12/06/06 (c)                                     5,200           5,200
Special Project Bonds (JFK International
   Air Terminal) Series 6
   3.80%, 10/05/06 (a)(b)(c)(d)                            4,895           4,895
   3.82%, 10/04/06 (a)(b)(c)(d)                              800             800
TECP Series A
   3.47%, 11/03/06 (c)                                     6,000           6,000
   3.51%, 10/05/06 (c)                                    10,325          10,325
   3.60%, 11/03/06 (c)                                     6,310           6,310
SPARTA TOWNSHIP
BAN
   3.61%, 06/01/07                                        11,079          11,124
TRENTON
BAN
   3.84%, 12/15/06                                         3,000           3,003
UNIVERSITY OF MEDICINE AND DENTISTRY
Bonds Series 2002B
   3.74%, 10/05/06 (a)(b)(c)                               9,255           9,255
VERNON
BAN
   3.35%, 01/12/07                                         6,000           6,015
WOODBRIDGE
BAN
   3.80%, 07/06/07                                         7,500           7,538
                                                                     -----------
                                                                         447,453

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
PUERTO RICO 10.9%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement and Refunding Bonds
   Series 2000
   3.77%, 10/05/06 (a)(b)(c)(d)                            1,135           1,135
Public Improvement Bonds Series 2000
   3.73%, 10/05/06 (a)(b)(c)(d)                            2,900           2,900
Public Improvement Bonds Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               7,000           7,000
Public Improvement GO Refunding Bonds
   Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               4,500           4,500
Public Improvement Refunding Bonds
   Series 2002A
   3.83%, 10/05/06 (a)(b)(c)(d)                            4,000           4,000
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
RB Series 2000B
   3.75%, 10/04/06 (a)(b)(c)(d)                            4,935           4,935
Subordinated RB Series 2003
   3.73%, 10/05/06 (a)(b)(c)(d)                            1,000           1,000
Transportation Refunding RB Series 2005L
   3.74%, 10/05/06 (a)(b)(c)(d)                            2,450           2,450
Transportation Refunding RB Series L
   3.74%, 10/05/06 (a)(b)(c)(d)                            6,500           6,500
   3.74%, 10/05/06 (a)(b)(c)                               2,700           2,700
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 1998A
   3.78%, 10/05/06 (a)(b)(c)(d)                            7,900           7,900
Homeownership Mortgage RB Series 2000A
   3.74%, 10/05/06 (a)(b)(c)(d)                            3,295           3,295
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Tax Refunding RB Series 2005C
   3.76%, 10/05/06 (a)(b)(c)                               3,800           3,800
PUERTO RICO PUBLIC BUILDINGS AUTH
Government Facilities RB Series B
   3.73%, 10/05/06 (a)(b)(c)(d)                            2,900           2,900
                                                                     -----------
                                                                          55,015

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $502,468.

(a) Variable rate security.

(b) Credit-enhanced security.

(c) Liquidity-enhanced security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $217,493 or 43.3% of net assets.

BAN -- Bond anticipation note
GO -- General obligation
RB -- Revenue bond
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.1%  MUNICIPAL SECURITIES                           2,139,255       2,139,255
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                              2,139,255       2,139,255
  0.9%  OTHER ASSETS AND
        LIABILITIES                                                       19,395
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,158,650

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.1% OF NET ASSETS
NEW YORK 98.6%
--------------------------------------------------------------------------------
ALBANY IDA
IDRB (Newkirk Products) Series 1995A
   3.77%, 10/05/06 (a)(b)                                    800             800
Refunding IDRB (United Cerebral Palsy
   Association-Capital District) Series 1997B
   3.77%, 10/05/06 (a)(b)                                  9,480           9,480
BROOME CNTY IDA
Civic Facility RB (Methodist Homes For the
   Aging) Series 2003
   3.70%, 10/04/06 (a)(b)                                  4,820           4,820
CENTRAL ISLIP UNION FREE SD
TAN Series 2006
   3.75%, 06/29/07                                        17,000          17,091
CHAUTAUQUA CNTY
Civic Facility RB (Jamestown Center City
   Development Corp) Series 2000A
   3.79%, 10/05/06 (a)(b)                                 11,410          11,410
IDRB (Grafco Industries) Series 2002
   3.79%, 10/04/06 (a)(b)                                  4,660           4,660
COMMACK UNION FREE SD
TAN 2006-2007
   3.79%, 06/29/07                                        17,000          17,086
ERIE CNTY IDA
RB (Orchard Park CCRC Inc) Series 2006B
   3.76%, 10/05/06 (a)(b)                                 10,000          10,000
HERKIMER CNTY
Civic Facility RB (Templeton Foundation)
   Series 2000
   3.82%, 10/05/06 (a)(b)                                  1,625           1,625
HUNTINGTON UNION FREE SD
2006-2007 TAN
   3.53%, 06/28/07                                         6,000           6,031
JAY STREET DEVELOPMENT CORP.
Courts Facility Lease RB Fiscal 2004 Series A2
   3.66%, 10/04/06 (a)(b)                                  6,000           6,000
Courts Facility Lease RB Fiscal 2004 Series A4
   3.80%, 10/02/06 (a)(b)                                  3,630           3,630
LINDENHURST UNION FREE SD
TAN 2006-07
   3.80%, 06/28/07                                         5,000           5,025
LONG ISLAND POWER AUTH
Electric System General RB Series 2001A
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,365           4,365
Electric System General RB Series 2006A
   3.73%, 10/04/06 (a)(b)(c)(d)                            9,400           9,400
Electric System RB Series 1998A
   3.78%, 10/05/06 (a)(b)(c)(d)                            1,900           1,900
Electric System Subordinated RB Series 2001-2B
   3.80%, 10/02/06 (a)(b)                                  1,630           1,630
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds Series 1999A
   3.76%, 10/05/06 (a)(c)(d)                              10,800          10,800
Dedicated Tax Fund Bonds Series 2002A
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,980          10,980
Dedicated Tax Fund Refunding Bonds Series 2005A
   3.74%, 10/05/06 (a)(b)(c)                              10,000          10,000
RB Series 2003B
   3.76%, 10/05/06 (a)(b)(c)(d)                            3,500           3,500
RB Series 2005B
   3.76%, 10/05/06 (a)(b)(c)(d)                           11,440          11,440
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,640          10,640
   3.78%, 10/05/06 (a)(b)(c)(d)                            8,285           8,285
RB Series 2005E1
   3.71%, 10/05/06 (a)(b)                                 15,000          15,000
RB Series 2005G2
   3.77%, 10/02/06 (a)(b)                                  6,400           6,400
Refunding RB Series 2002A
   3.76%, 10/05/06 (a)(b)(c)(d)                           28,995          28,995
   3.77%, 10/05/06 (a)(b)(c)                               7,500           7,500
Transportation RB Series 2006A
   3.64%, 11/15/06                                        22,395          22,404
Transportation Refunding RB Series 2002A
   3.77%, 10/05/06 (a)(b)(c)(d)                           11,575          11,575

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Transportation Revenue BAN Series CP1A
   3.53%, 12/01/06 (b)                                    33,000          33,000
NEW YORK CITY
GO Bonds Fiscal 1994 Series A5
   3.78%, 10/02/06 (a)(b)                                  1,400           1,400
GO Bonds Fiscal 1994 Series H3
   3.80%, 10/02/06 (a)(b)(c)                               2,600           2,600
GO Bonds Fiscal 1994 Series H4
   3.80%, 10/02/06 (a)(b)                                  2,200           2,200
GO Bonds Fiscal 2000 Series A
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,395           3,395
GO Bonds Fiscal 2001 Series A
   3.77%, 10/05/06 (a)(b)(c)(d)                            7,385           7,385
GO Bonds Fiscal 2001 Series B
   3.76%, 10/05/06 (a)(b)(c)(d)                            3,460           3,460
GO Bonds Fiscal 2002 Series A
   3.78%, 10/05/06 (a)(b)(c)(d)                            9,750           9,750
GO Bonds Fiscal 2002 Series G
   3.76%, 10/05/06 (a)(b)(c)(d)                           16,400          16,400
GO Bonds Fiscal 2003 Series C2
   3.72%, 10/04/06 (a)(b)                                  5,030           5,030
GO Bonds Fiscal 2004 Series A3
   3.72%, 10/04/06 (a)(b)                                 20,000          20,000
GO Bonds Fiscal 2004 Series A4
   3.68%, 10/04/06 (a)(b)                                  6,150           6,150
GO Bonds Fiscal 2004 Series F
   3.79%, 10/05/06 (a)(b)(c)(d)                           75,000          75,000
GO Bonds Fiscal 2004 Series H2
   3.69%, 10/04/06 (a)(b)                                 29,330          29,330
GO Bonds Fiscal 2004 Series J
   3.43%, 02/01/07 (a)(b)(c)(d)                            9,160           9,160
GO Bonds Fiscal 2005 Series E
   3.76%, 10/05/06 (a)(b)(c)(d)                           21,050          21,050
GO Bonds Fiscal 2005 Series O
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,815           4,815
GO Bonds Fiscal 2006 Series E2
   3.79%, 10/02/06 (a)(b)                                 21,000          21,000
GO Bonds Fiscal 2006 Series E4
   3.74%, 10/05/06 (a)(b)                                  6,000           6,000
GO Bonds Fiscal 2006 Series G
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,620           4,620
   3.78%, 10/05/06 (a)(b)(c)                               3,645           3,645
GO Bonds Fiscal 2006 Series I1
   3.77%, 10/05/06 (a)(b)(c)(d)                            6,165           6,165
   3.77%, 10/05/06 (a)(b)(c)                              27,920          27,920
GO Bonds Fiscal 2006 Series I3
   3.81%, 10/02/06 (a)(b)                                 11,500          11,500
GO Bonds Fiscal 2006 Series I4
   3.71%, 10/04/06 (a)(b)                                 48,200          48,200
GO Bonds Fiscal 2006 Series I7
   3.77%, 10/04/06 (a)(b)                                 10,000          10,000
GO Bonds Fiscal 2006 Series I8
   3.82%, 10/02/06 (a)(b)                                 17,485          17,485
GO Bonds Fiscal 2006 Series J1
   3.77%, 10/05/06 (a)(b)(c)                               8,025           8,025
NEW YORK CITY HEALTH AND HOSPITALS
CORP.
Health System Bonds Series 1999A
   3.77%, 10/05/06 (a)(b)(c)(d)                            9,620           9,620
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F Mortgage RB (First Avenue)
   Series 2002A
   3.79%, 10/04/06 (a)(b)                                 16,445          16,445
M/F Rental Housing RB (100 Jane St)
   Series 1998A
   3.79%, 10/04/06 (a)(b)                                  6,525           6,525
M/F Rental Housing RB (Atlantic Court Apts)
   Series 2005A
   3.79%, 10/04/06 (a)(b)                                 10,600          10,600
M/F Rental Housing RB (Sierra)
   Series 2003A
   3.80%, 10/04/06 (a)(b)                                 18,585          18,585
M/F Rental Housing RB (The Nicole)
   Series 2005A
   3.81%, 10/04/06 (a)(b)                                 10,200          10,200
M/F Rental Housing RB (Tribeca Tower)
   Series 1997A
   3.75%, 10/04/06 (a)(b)                                  2,300           2,300
M/F Rental Housing RB (West End Towers)
   Series 2004A
   3.79%, 10/04/06 (a)(b)                                 35,000          35,000
NEW YORK CITY IDA
Civic Facility RB (Wartburg Lutheran
   Home for the Aging and Wartburg
   Nursing Home, Inc) Series 2006A
   3.77%, 10/05/06 (a)(b)                                  8,165           8,165
Liberty Bonds (7 World Trade Center)
   Series A
   3.78%, 10/05/06 (a)(b)(c)                               2,335           2,335
Pilot RB (Queens Baseball Stadium)
   Series 2006
   3.77%, 10/05/06 (a)(b)(c)                               3,300           3,300
Refunding IDRB (Allway Tools)
  Series 1997
   3.78%, 10/05/06 (a)(b)                                  1,305           1,305
Special Facility RB (Terminal One Group Association)
   Series 2005
   3.82%, 10/05/06 (a)(b)(c)(d)                            4,820           4,820
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
TECP Series 6
   3.62%, 10/11/06 (c)                                    25,000          25,000
Water and Sewer System RB Fiscal 2001 Series F1
   3.81%, 10/02/06 (a)(c)                                  4,000           4,000
Water and Sewer System RB Fiscal 2005 Series D
   3.76%, 10/04/06 (a)(c)(d)                              15,000          15,000
   3.76%, 10/05/06 (a)(c)                                 22,945          22,945
   3.81%, 10/05/06 (a)(c)(d)                              37,145          37,145
Water and Sewer System RB Fiscal 2006 Series A
   3.76%, 10/05/06 (a)(b)(c)(d)                           25,565          25,565
   3.77%, 10/05/06 (a)(b)(c)(d)                            7,000           7,000
   3.77%, 10/05/06 (a)(c)                                  4,500           4,500
Water and Sewer System RB Fiscal 2006 Series D
   3.77%, 10/05/06 (a)(c)                                  6,320           6,320
   3.78%, 10/05/06 (a)(c)                                  5,410           5,410

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Water and Sewer System RB Series 1993C
   3.78%, 10/02/06 (a)(b)(c)                               2,300           2,300
Water and Sewer System RB Series 1994G
   3.80%, 10/02/06 (a)(b)(c)                               2,800           2,800
Water and Sewer System RB Series 1998B
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,735           4,735
Water and Sewer System RB Series 2001D
   3.79%, 10/05/06 (a)(c)(d)                               4,995           4,995
Water and Sewer System RB Series 2002 & 2003A
   3.77%, 10/05/06 (a)(c)(d)                               8,500           8,500
Water and Sewer System RB Series 2002G
   3.77%, 10/05/06 (a)(b)(c)(d)                            5,000           5,000
Water and Sewer System RB Series 2005C
   3.77%, 10/05/06 (a)(b)(c)(d)                            5,200           5,200
Water and Sewer System RB Series 2005D
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,645           3,645
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Future Tax Secured Bonds Fiscal 1999 Series A
   3.77%, 10/05/06 (a)(c)(d)                               4,970           4,970
Future Tax Secured Bonds Fiscal 2000 Series A
   3.78%, 10/05/06 (a)(b)(c)(d)                           15,720          15,720
Future Tax Secured Bonds Fiscal 2000 Series C
   3.77%, 10/05/06 (a)(c)(d)                              14,545          14,545
Future Tax Secured Bonds Fiscal 2001 Series B
   3.78%, 10/02/06 (a)(c)                                  3,900           3,900
Future Tax Secured Refunding Bonds Fiscal 2005
   Series A
   3.78%, 10/05/06 (a)(c)(d)                              26,165          26,165
NEW YORK CONVENTION CENTER
DEVELOPMENT CORP
RB (Hotel Unit Fee Secured) Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                            7,200           7,200
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs Headquarters) Series 2005
   3.76%, 10/05/06 (a)(c)                                 25,215          25,215
   3.77%, 10/05/06 (a)(c)(d)                               8,070           8,070
NEW YORK STATE
Environmental Quality 1986 GO Bonds Series 1997A
   3.55%, 11/14/06 (b)                                     7,000           7,000
   3.55%, 12/01/06 (b)                                     5,700           5,700
GO Bonds Series 2000A
   3.60%, 01/16/07 (a)(b)                                 32,000          32,000
GO Bonds Series 2000B
   3.60%, 01/16/07 (a)(b)                                 24,000          24,000
NEW YORK STATE DORMITORY AUTH
Consolidated Fifth General Resolution RB
   (City University System) Series 2003A
   3.76%, 10/05/06 (a)(b)(c)(d)                            7,295           7,295
Insured RB (Mt Sinai School of Medicine)
   Series 1994A
   3.77%, 10/05/06 (a)(b)(c)(d)                            2,900           2,900
Lease RB (Suny Dorm Facilities) Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            5,675           5,675
RB (Columbia University) Series 2006A
   3.73%, 10/04/06 (a)(c)(d)                              12,070          12,070
RB (Memorial Sloan-Kettering Cancer Center)
   Series 2006-2
   3.76%, 10/05/06 (a)(c)                                 27,160          27,160
RB (Memorial Sloan-Kettering Cancer Center)
   Series 2006A2
   3.77%, 10/05/06 (a)(c)                                 26,250          26,250
RB (New York Foundling Charitable Corp)
   Series 1997
   3.72%, 10/04/06 (a)(b)                                 10,835          10,835
RB (State University Educational Facilities)
   Series 2000B
   3.76%, 10/05/06 (a)(b)(c)(d)                           27,030          27,030
   3.78%, 10/05/06 (a)(b)(c)(d)                           12,375          12,375
State Personal Income Tax RB Series 2005F
   3.76%, 10/05/06 (a)(c)(d)                              12,000          12,000
State Personal Income Tax Refunding RB
   (Education) Series 2005B
   3.76%, 10/05/06 (a)(b)(c)(d)                            2,840           2,840
NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
Facilities RB (Consolidated Edison Company
   of New York, Inc) Series 2005A-1
   3.70%, 10/04/06 (a)(b)                                 10,000          10,000
Gas Facilities RB (Brooklyn Union Gas)
   Series 1996
   3.76%, 10/05/06 (a)(b)(c)(d)                           14,125          14,125
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
State Clean and Drinking Water Revolving Funds
   RB Series 2002B
   3.78%, 10/05/06 (a)(c)(d)                              24,225          24,225
State Clean Water and Drinking Water Revolving
   Funds RB (Pooled Financing Program-Subordinated
   MFI Bonds) Series 2006C
   3.77%, 10/05/06 (a)(c)                                 10,400          10,400
NEW YORK STATE HFA
Housing RB (Clinton Green North) Series 2005A
   3.78%, 10/04/06 (a)(b)                                  2,000           2,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Housing RB (Normandie Court II) Series 1999A
   3.79%, 10/04/06 (a)(b)                                 14,000          14,000
Housing RB (Tribeca Landing) Series 1997A
   3.75%, 10/04/06 (a)(b)                                 18,400          18,400
RB (101 West End Ave) Series 1998A
   3.75%, 10/04/06 (a)(b)                                 21,500          21,500
RB (101 West End Ave) Series 1999A
   3.75%, 10/04/06 (a)(b)                                 38,750          38,750
RB (150 E 44th St) Series 2000A
   3.75%, 10/04/06 (a)(b)                                 13,000          13,000
RB (250 W 50th St) Series 1997A
   3.75%, 10/04/06 (a)(b)                                 15,300          15,300
RB (250 W 93rd St) Series 2005A
   3.75%, 10/04/06 (a)(b)                                  7,500           7,500
RB (345 E 94th St) Series 1998A
   3.75%, 10/04/06 (a)(b)                                  4,700           4,700
RB (345 E 94th St) Series 1999A
   3.75%, 10/04/06 (a)(b)                                  8,900           8,900
RB (70 Battery Place) Series 1997A
   3.79%, 10/04/06 (a)(b)                                 23,300          23,300
RB (Avalon Chrystie Place I) Series 2004A
   3.75%, 10/04/06 (a)(b)                                 40,300          40,300
RB (Clinton Green South) Series 2005A
   3.78%, 10/04/06 (a)(b)                                 15,000          15,000
RB (Sea Park East) Series 2004A
   3.79%, 10/04/06 (a)(b)                                 18,000          18,000
RB (Tribeca Park) Series 1997A
   3.75%, 10/04/06 (a)(b)                                  7,000           7,000
RB (W 20th St) Series 2001A
   3.74%, 10/04/06 (a)(b)                                 20,800          20,800
RB (W 33rd St) Series 2003A
   3.79%, 10/04/06 (a)(b)                                  8,200           8,200
NEW YORK STATE LOCAL ASSISTANCE
CORP
Refunding RB Series 1993C
   3.78%, 10/05/06 (a)(b)(c)(d)                            9,900           9,900
NEW YORK STATE MORTGAGE AGENCY
Homeowner Mortgage RB Series 65
   3.79%, 10/05/06 (a)(c)(d)                               3,780           3,780
Homeowner Mortgage RB Series 77A
   3.77%, 10/05/06 (a)(c)(d)                              35,495          35,495
Homeowner Mortgage RB Series 79
   3.77%, 10/05/06 (a)(c)(d)                              14,995          14,995
Homeowner Mortgage RB Series 87
   3.77%, 10/05/06 (a)(c)(d)                               4,885           4,885
Mortgage RB Series 129
   3.75%, 10/04/06 (a)(c)                                  1,000           1,000
NEW YORK STATE POWER AUTH
CP Series 1
   3.50%, 11/07/06 (c)                                    29,457          29,457
CP Series 2
   3.49%, 10/05/06 (c)                                    12,005          12,005
   3.50%, 10/10/06 (c)                                    11,100          11,100
   3.52%, 12/05/06 (c)                                    14,625          14,625
NEW YORK STATE THRUWAY AUTH
General RB Series 2005F
   3.77%, 10/05/06 (a)(b)(c)(d)                            6,955           6,955
General RB Series F
   3.77%, 10/05/06 (a)(b)(c)(d)                           10,525          10,525
General RB Series G
   3.75%, 10/05/06 (a)(b)(c)(d)                           30,240          30,240
   3.78%, 10/05/06 (a)(b)(c)                               4,000           4,000
General Refunding RB Series E
   3.76%, 10/05/06 (a)(c)(d)                               5,745           5,745
NEW YORK STATE TOBACCO SETTLEMENT
FINANCING CORP
Asset-Backed RB (State Contingency Contract)
   Series 2003A1C
   3.77%, 10/05/06 (a)(b)(c)(d)                           15,900          15,900
NORTHPORT-EASTUNION FREE SD
TAN 2006-2007
   3.73%, 06/29/07                                        30,000          30,166
PORT AUTH OF NEW YORK AND NEW JERSEY
Consolidated Bonds 127th Series
   3.79%, 10/05/06 (a)(b)(c)(d)                            3,000           3,000
Consolidated Bonds 135th Series
   3.79%, 10/05/06 (a)(c)(d)                              17,000          17,000
Consolidated Bonds 138th Series
   3.79%, 10/05/06 (a)(b)(c)(d)                            1,000           1,000
Consolidated Bonds 140th Series
   3.76%, 10/05/06 (a)(b)(c)(d)                            2,545           2,545
Consolidated Bonds 141st Series
   3.80%, 10/05/06 (a)(b)(c)(d)                            1,345           1,345
Consolidated Bonds 85th Series
   3.77%, 10/05/06 (a)(c)(d)                               6,795           6,795
CP Series B
   3.52%, 12/04/06 (c)                                    11,000          11,000
Special Project Bonds (JFK International
   Air Terminal) Series 6
   3.80%, 10/05/06 (a)(b)(c)(d)                            1,100           1,100
   3.82%, 10/04/06 (a)(b)(c)(d)                            1,470           1,470
TECP Series A
   3.50%, 10/02/06 (c)                                     1,090           1,090
   3.51%, 10/05/06 (c)                                     4,000           4,000
   3.55%, 12/06/06 (c)                                    10,530          10,530
RIVERHEAD IDA
Civic Facility Refunding RB (Central Suffolk
   Hospital) Series 2006C
   3.71%, 10/05/06 (a)(b)                                  7,000           7,000
ROCKLAND CNTY
RAN Series 2006
   3.51%, 03/22/07                                        17,500          17,579
TAN Series 2006
   3.53%, 03/22/07                                        10,000          10,044
SACHEM CENTRAL SD AT HOLBROOK
TAN 2006-2007
   3.76%, 06/27/07                                         7,000           7,037
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005 Series A
   3.77%, 10/05/06 (a)(b)(c)                               5,600           5,600
   3.77%, 10/05/06 (a)(b)(c)(d)                           29,000          29,000
   3.78%, 10/05/06 (a)(b)(c)                               6,400           6,400

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SCHENECTADY IDA
IDRB (Fortitech Holding Corp) Series 1995A
   3.79%, 10/05/06 (a)(b)                                    600             600
SUFFOLK CNTY WATER AUTH
Water System RB Series 1992C
   3.73%, 10/04/06 (a)(b)(c)(d)                            6,660           6,660
SULLIVAN CNTY
BAN Series 2006
   3.85%, 07/19/07                                         8,000           8,040
TRIBOROUGH BRIDGE AND TUNNEL AUTH
General RB (MTA Bridges and Tunnels)
   Series 2006A
   3.76%, 10/05/06 (a)(c)                                  5,110           5,110
General RB Series 2001A
   3.76%, 10/05/06 (a)(b)(c)(d)                           15,000          15,000
General Refunding RB Series 2002B
   3.77%, 10/04/06 (a)(b)(c)(d)                            8,940           8,940
   3.79%, 10/05/06 (a)(c)(d)                              14,000          14,000
General Refunding RB Series 2005B1
   3.71%, 10/05/06 (a)(c)                                  8,500           8,500
General Refunding RB Series 2005B3
   3.71%, 10/05/06 (a)(c)                                  7,000           7,000
TSASC, INC
Tobacco Settlement Asset-Backed Bonds
   Series 2006-1
   3.78%, 10/05/06 (a)(b)(c)(d)                            1,000           1,000
   3.78%, 10/05/06 (a)(b)(c)                               5,600           5,600
                                                                     -----------
                                                                       2,127,490
PUERTO RICO 0.5%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement GO Refunding Bonds Series
   2006A
   3.77%, 10/05/06 (a)(b)(c)                               3,000           3,000
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
RB Series Y
   3.76%, 10/05/06 (a)(b)(c)(d)                            4,500           4,500
Transportation Refunding RB Series L
   3.74%, 10/05/06 (a)(b)(c)(d)                            3,770           3,770
PUERTO RICO INFRASTRUCTURE FINANCING
AUTH
Special Tax Refunding RB Series 2005C
   3.76%, 10/05/06 (a)(b)(c)                                 495             495
                                                                     -----------
                                                                          11,765

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $2,139,255.

(a) Variable-rate security.

(b) Credit-enhanced security.

(c) Liquidity-enhanced security

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $857,055 or 39.7% of net assets.

BAN -- Bond anticipation note
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDRB -- Industrial development revenue bond
RAN -- Revenue anticipation note
RB -- Revenue bond
TAN -- Tax antipication note
TECP -- Tax-exempt commercial paper

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.4%  MUNICIPAL SECURITIES                             394,447         394,447
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                394,447         394,447
  0.6%  OTHER ASSETS AND
        LIABILITIES                                                        2,504
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       396,951

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.4% OF NET ASSETS

PENNSYLVANIA 96.4%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (University of Pittsburgh Medical Center)
   Series 2005B
   3.86%, 10/05/06 (a)                                     7,000           7,000
RB (UPMC Senior Communities) Series 2003
   3.74%, 10/05/06 (a)(b)                                  7,540           7,540
ALLEGHENY CNTY PORT AUTH
Grant Anticipation Notes Series 2006
   3.79%, 06/29/07 (b)                                    10,200          10,252
Special Revenue Transportation Bonds Series 1999
   3.76%, 10/05/06 (a)(b)(c)(d)                           10,995          10,995
BEAVER CNTY IDA
Pollution Control Refunding RB (FirstEnergy
   Nuclear Generation Corp) Series 2005A
   3.78%, 10/04/06 (a)(b)                                  3,200           3,200
Pollution Control Refunding RB (FirstEnergy
   Nuclear Generation Corp) Series 2006A
   3.80%, 10/02/06 (a)(b)                                  3,700           3,700
CENTRAL BUCKS SD
GO Bonds Series 2000A
   3.79%, 10/05/06 (a)(b)(c)                               3,095           3,095
CHESTER CNTY SCHOOL AUTH
School Lease RB Series 2005
   3.78%, 10/05/06 (a)(b)(c)(d)                            1,750           1,750
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester Medical Center)
   Series 2002
   3.74%, 10/05/06 (a)(b)                                  4,800           4,800
RB (YMCA of Philadelphia) Series 1999
   3.85%, 10/04/06 (a)(b)                                  1,785           1,785
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1986
   3.75%, 10/04/06 (a)(b)                                 10,600          10,600
Local Government RB Series 1998A
   3.80%, 10/05/06 (a)(b)(c)(d)                            4,055           4,055
   3.82%, 10/05/06 (a)(b)(c)(d)                            1,300           1,300
EASTON AREA SD
GO Bonds Series 2005
   3.75%, 10/05/06 (a)(b)(c)                               2,900           2,900
ERIE SD
GO Bonds Series 2001A
   3.78%, 10/05/06 (a)(b)(c)(d)                            6,950           6,950
HANOVER PUBLIC SD
GO Bonds Series 2005
   3.75%, 10/05/06 (a)(b)(c)                               4,900           4,900
HARRISBURG AUTH
Water Refunding RB Series 2003A
   3.79%, 10/05/06 (a)(b)(c)                              10,200          10,200
LEHIGH CNTY IDA
Pollution Control Refunding RB (PPL Electirc
   Utilities Corp) Series 2005B
   3.78%, 10/05/06 (a)(b)(c)                               3,290           3,290
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
   3.80%, 10/04/06 (a)(b)                                  2,000           2,000
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
   3.76%, 10/05/06 (a)(b)(c)                               3,600           3,600
MERCER CNTY
GO Bonds Series 2001
   3.78%, 10/05/06 (a)(b)(c)(d)                            1,275           1,275
MONTGOMERY CNTY IDA
Environmental Facilities RB (Ionza Inc)
   Series 2000
   3.82%, 10/05/06 (a)(b)                                  7,000           7,000
Pollution Control Refunding RB (Exelon
   Generation Co) Series 2002A
   3.62%, 10/05/06 (b)                                     5,000           5,000
Pollution Control Refunding RB (Peco Energy Co)
   Series 1994A
   3.60%, 12/14/06 (b)                                    13,000          13,000
   3.57%, 01/11/07 (b)                                    16,000          16,000
Pollution Control Refunding RB (Peco Energy Co)
   Series 1999A
   3.80%, 10/04/06 (a)(b)                                 12,365          12,365
School RB (Friends' Central School) Series 2002
   3.75%, 10/05/06 (a)(b)                                  4,200           4,200

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MONTGOMERY CNTY REDEVELOPMENT AUTH
M/F Housing Refunding RB (Glenmore Associates)
   Series 1995A
   3.79%, 10/06/06 (a)(b)                                  3,750           3,750
NORTHHAMPTON CNTY
RB (Binney and Smith) Series 1997A
   3.80%, 10/04/06 (a)(b)                                  3,250           3,250
RB (Binney and Smith) Series 1997B
   3.80%, 10/04/06 (a)(b)                                    745             745
NORWIN SD
GO Bonds Series 2001A
   3.78%, 10/05/06 (a)(b)(c)(d)                            9,710           9,710
PENNSYLVANIA
GO Bonds First Series 2003
   3.77%, 10/05/06 (a)(b)(c)(d)                            4,870           4,870
PENNSYLVANIA CONVENTION CENTER AUTH
RB Series 1989A
   3.77%, 10/05/06 (a)(b)(c)(d)                            2,745           2,745
PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTH
Bonds (Westrum Harleysville II) Series 2005
   3.80%, 10/05/06 (a)(b)                                  6,200           6,200
Exempt Facilities RB (Amtrak) Series 2001B
   3.83%, 10/05/06 (a)(b)                                 12,000          12,000
Exempt Facilities RB (Shippingport) Series 2005A
   3.89%, 10/04/06 (a)(b)                                  9,000           9,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
   3.79%, 10/04/06 (a)(b)                                  9,335           9,335
PENNSYLVANIA HFA
Residental Development Refunding RB Series 2002A
   3.81%, 10/04/06 (a)(c)(d)                               6,000           6,000
S/F Mortgage RB Drawdown Series 2003
   3.81%, 10/05/06 (a)(b)(c)(d)                            2,405           2,405
S/F Mortgage RB Series 1999-66A
   3.79%, 10/05/06 (a)(c)(d)                               1,595           1,595
S/F Mortgage RB Series 1999A
   3.82%, 10/05/06 (a)(c)(d)                               7,690           7,690
S/F Mortgage RB Series 2001-72A
   3.81%, 10/05/06 (a)(b)(c)                               2,495           2,495
S/F Mortgage RB Series 2002-74B
   3.79%, 10/05/06 (a)(c)(d)                               7,495           7,495
S/F Mortgage RB Series 2003-79A
   3.81%, 10/05/06 (a)(c)                                  2,155           2,155
S/F Mortgage RB Series 2005-88B
   3.74%, 10/04/06 (a)(c)                                  1,785           1,785
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 1988B
   3.75%, 10/04/06 (a)(b)(c)                               3,000           3,000
Student Loan RB Series 2000A
   3.83%, 10/04/06 (a)(b)(c)                              18,125          18,125
Student Loan RB Series 2001A
   3.83%, 10/04/06 (a)(b)(c)                               5,050           5,050
PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
RB (Temple University) First Series of 2006
   3.78%, 10/05/06 (a)(b)(c)                               4,170           4,170
RB (Temple University) Series 2006
   3.77%, 10/05/06 (a)(b)(c)                               6,000           6,000
RB (University of Pennsylvania Health Services)
   Series 2005A
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,000           3,000
PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
Lease RB (Philadelphia SD) Series 2003
   3.78%, 10/05/06 (a)(b)(c)(d)                            1,936           1,935
RB (Parkland SD) Series 1999D
   3.79%, 10/05/06 (a)(b)(c)                               2,350           2,350
School Lease RB (SD of Philadelphia) Series 2003
   3.78%, 10/05/06 (a)(b)(c)                               4,665           4,665
PENNSYLVANIA TURNPIKE COMMISSION
RB Series 2002A3
   3.78%, 10/04/06 (a)(c)(d)                               7,000           7,000
RB Series 2004A
   3.78%, 10/05/06 (a)(b)(c)(d)                            6,270           6,270
RB Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               3,800           3,800
Registration Fee Refunding RB Series 2005A
   3.78%, 10/05/06 (a)(b)(c)(d)                            2,355           2,355
PHILADELPHIA
Airport RB Series 2005A
   3.82%, 10/05/06 (a)(b)(c)(d)                            1,000           1,000
Airport Refunding RB Series 2005C
   3.85%, 10/04/06 (a)(b)(c)                               6,830           6,830
GO Bonds Series 2006
   3.77%, 10/05/06 (a)(b)(c)(d)                            3,455           3,455
TRAN Series 2006-2007 A
   3.77%, 06/29/07                                         7,000           7,037
Water and Wastewater RB Series 1997B
   3.73%, 10/04/06 (a)(b)(c)                                 120             120
PHILADELPHIA GAS WORKS
RB Third Series 2001
   3.77%, 10/05/06 (a)(b)(c)(d)                            1,700           1,700
PHILADELPHIA IDA
RB (City Line Holiday Inn) Series 1996
   3.75%, 10/04/06 (a)(b)                                  4,600           4,600
RB Series 1998A
   3.82%, 07/01/08 (a)(b)(c)(d)                            5,000           5,000
PHILADELPHIA REDEVELOPMENT AUTH
RB (Neighborhood Transformation Initiative)
   Series 2005C
   3.78%, 10/05/06 (a)(b)(c)(d)                            5,745           5,745

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SCRANTON REDEVELOPMENT AUTH
Guaranteed Lease RB Series 2004
   3.79%, 10/05/06 (a)(b)                                  6,905           6,905
TEMPLE UNIVERSITY
Commonwealth System of Higher Education
   University Funding Obligations Series 2006
   3.68%, 04/26/07                                         8,250           8,310
UNIVERSITY OF PITTSBURGH
Pitt Asset Notes-Tax Exempt Higher Education
   Registered Series 2006
   3.70%, 08/24/07                                         7,000           7,048
WEST CORNWALL TOWNSHIP MUNICIPAL AUTH
RB (Lebanon Valley Brethren Home) Series 1995
   3.80%, 10/04/06 (a)(b)                                  1,000           1,000
                                                                     -----------
                                                                         382,447
PUERTO RICO 3.0%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement GO Refunding Bonds
   Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               4,200           4,200
Public Improvement Bonds Series 2006A
   3.77%, 10/05/06 (a)(b)(c)                               1,300           1,300
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Tax Refunding RB Series 2005C
   3.76%, 10/05/06 (a)(b)(c)                               6,500           6,500
                                                                     -----------
                                                                          12,000

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was 394,447.

(a) Variable-rate security.

(b) Credit-enhanced security.

(c) Liquidity-enhanced security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $106,295 or 26.8% of net assets.

GAN -- Grant anticipation note
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:  /s/ Evelyn Dilsaver
     -------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date: November 10, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Evelyn Dilsaver
     -------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date: November 10, 2006
      -----------------

By:  /s/ George Pereira
     ------------------
         George Pereira
         Principal Financial Officer

Date: November 10, 2006
      -----------------